     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 9, 2007.

                                                              FILE NO. 333-34998

                                                                       811-08580

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 13                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 129                                                           /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2007 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

HARTFORD SELECT LEADERS


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)



HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085


TELEPHONE:      1-800-862-6668 (CONTRACT OWNERS)
                1-800-862-4397 (ACCOUNT EXECUTIVES)

                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I and Series IR of Hartford Select Leaders variable annuity. Please read it carefully before you purchase your variable annuity.


This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:


X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: American Funds Insurance Series (also known as American Variable Insurance Series), Franklin Templeton Variable Insurance Products Trust, MFS(R) Variable Insurance Trust, Morgan Stanley Select Dimensions Series, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trust.

You may also allocate some or all of your Premium Payment to the Fixed Account, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Account are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 1, 2007



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2007

2

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                        PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     7
GENERAL CONTRACT INFORMATION                                                   9
  The Company                                                                  9
  The Separate Account                                                         9
  The Portfolios                                                               9
PERFORMANCE RELATED INFORMATION                                               13
FIXED ACCOUNT                                                                 14
THE CONTRACT                                                                  15
  Purchases and Contract Value                                                15
  Charges and Fees                                                            20
  The Hartford's Principal First                                              23
  Death Benefit                                                               25
  Surrenders                                                                  28
ANNUITY PAYOUTS                                                               30
OTHER PROGRAMS AVAILABLE                                                      32
OTHER INFORMATION                                                             33
  Legal Matters                                                               36
  More Information                                                            37
FEDERAL TAX CONSIDERATIONS                                                    37
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      44
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       APP I-1
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                APP II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES             APP III-1
APPENDIX IV -- ACCUMULATION UNIT VALUES                                 APP IV-1

-------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Account.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: U.S. Wealth Management, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and withdrawals.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

4

-------------------------------------------------------------------------------

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCOUNT: Part of our General Account, where you may allocate all or a portion of your Contract Value.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Account. The assets in the General Account are available to the creditors of Hartford.


JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.


MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

-------------------------------------------------------------------------------

                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                                 None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                            7%
  Second Year                                                                                               6%
  Third Year                                                                                                6%
  Fourth Year                                                                                               5%
  Fifth Year                                                                                                4%
  Sixth Year                                                                                                3%
  Seventh Year                                                                                              2%
  Eighth Year                                                                                               0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily
 Sub-Account Value)
  Mortality and Expense Risk Charge                                        1.35%
  Administrative Charge                                                    0.15%
  Total Separate Account Annual Expenses                                   1.50%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
  The Hartford's Principal First Charge (4)                                0.75%
  Optional Death Benefit Charge                                            0.15%
  Earnings Protection Benefit Charge                                       0.20%
  Total Separate Account Annual Expenses with all optional charges         2.60%

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(4) While the maximum charge for The Hartford's Principal First is 0.75%, the current charge for this benefit is 0.50%. This charge may increase on or after the 5th anniversary of election. See "The Contract" section for additional information.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.52%              1.73%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

6

-------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.


THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,102
3 years                                                                   $1,966
5 years                                                                   $2,744
10 years                                                                  $4,791



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $444
3 years                                                                   $1,395
5 years                                                                   $2,351
10 years                                                                  $4,761



(3)  If you do not Surrender your Contract:



1 year                                                                      $474
3 years                                                                   $1,425
5 years                                                                   $2,381
10 years                                                                  $4,791


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

-------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our Automatic Additions(R) Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        6%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.35% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses for more complete information.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

8

-------------------------------------------------------------------------------

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Account according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Contract Value of your Contract, or

-   Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;
-     The Contract Value of your Contract;
-     Your Maximum Anniversary Value; or
- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

-------------------------------------------------------------------------------

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION

HARTFORD LIFE INSURANCE COMPANY


THE COMPANY



We are stock life insurance companies engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States, except New York, and in the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE SEPARATE ACCOUNT


The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:


- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

THE PORTFOLIOS


FUNDING OPTION                                      INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS GLOBAL GROWTH FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located around the
                                         world.
 AMERICAN FUNDS GLOBAL SMALL             Seeks to make your investment grow over      Capital Research and Management Company
  CAPITALIZATION FUND -- CLASS 2         time by investing primarily in stocks of
                                         smaller companies located around the world.

10

-------------------------------------------------------------------------------


FUNDING OPTION                                      INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS GROWTH FUND -- CLASS 2   Seeks to make your investment grow by        Capital Research and Management Company
                                         investing primarily in common stocks of
                                         companies that appear to offer superior
                                         opportunities for growth of capital.
 AMERICAN FUNDS GROWTH -INCOME FUND --   Seeks to make your investment grow and       Capital Research and Management Company
  CLASS 2                                provide you with income over time by
                                         investing primarily in common stocks or
                                         other securities that demonstrate the
                                         potential for appreciation and/or
                                         dividends.
 AMERICAN FUNDS INTERNATIONAL FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located outside the
                                         United States.
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 FRANKLIN SMALL -MID CAP GROWTH          Long-term capital growth                     Franklin Advisers, Inc.
  SECURITIES FUND -- CLASS 2 (1)
 FRANKLIN STRATEGIC INCOME SECURITIES    High level of current income, with capital   Franklin Advisers, Inc.
  FUND -- CLASS 1                        appreciation over the long term as a
                                         secondary goal
 MUTUAL SHARES SECURITIES FUND -- CLASS  Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  2                                      secondary goal
 TEMPLETON DEVELOPING MARKETS            Long-term capital appreciation               Templeton Asset Management Ltd.
  SECURITIES FUND -- CLASS 1
 TEMPLETON GROWTH SECURITIES FUND --     Long-term capital growth                     Templeton Global Advisors Limited
  CLASS 2                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd.
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) CORE EQUITY SERIES -- INITIAL    Capital appreciation                         MFS Investment Management(R)
  CLASS (2)
 MFS(R) EMERGING GROWTH SERIES --        Capital appreciation                         MFS Investment Management(R)
  INITIAL CLASS
 MFS(R) INVESTORS GROWTH STOCK SERIES    Capital appreciation                         MFS Investment Management(R)
  -- INITIAL CLASS
 MFS(R) INVESTORS TRUST SERIES --        Capital appreciation                         MFS Investment Management(R)
  INITIAL CLASS
 MFS(R) TOTAL RETURN SERIES -- INITIAL   Total return                                 MFS Investment Management(R)
  CLASS
MORGAN STANLEY SELECT DIMENSIONS
INVESTMENT SERIES
 MORGAN STANLEY -- BALANCED GROWTH       Capital growth with reasonable current       Morgan Stanley Investment Advisors Inc.
  PORTFOLIO -- CLASS Y                   income
 MORGAN STANLEY -- CAPITAL               Long-term capital growth                     Morgan Stanley Investment Advisors Inc.
  OPPORTUNITIES PORTFOLIO -- CLASS Y
 MORGAN STANLEY -- DEVELOPING GROWTH     Long-term capital growth                     Morgan Stanley Investment Advisors Inc.
  PORTFOLIO -- CLASS Y
 MORGAN STANLEY -- DIVIDEND GROWTH       Reasonable current income and long-term      Morgan Stanley Investment Advisors Inc.
  PORTFOLIO -- CLASS Y                   growth of income and capital

-------------------------------------------------------------------------------


FUNDING OPTION                                      INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY -- EQUALLY -WEIGHTED     High level of total return on its assets     Morgan Stanley Investment Advisors Inc.
  S&P 500 PORTFOLIO -- CLASS Y           through a combination of capital
                                         appreciation and current income
 MORGAN STANLEY -- FLEXIBLE INCOME       High level of current income. A secondary    Morgan Stanley Investment Advisors Inc.
  PORTFOLIO -- CLASS Y                   objective is to maximize total return, but
                                         only to the extent consistent with primary
                                         objective
 MORGAN STANLEY -- FOCUS GROWTH          Long-term capital growth consistent with an  Morgan Stanley Investment Advisors Inc.
  PORTFOLIO -- CLASS Y (3)               effort to reduce volatility
 MORGAN STANLEY -- GLOBAL EQUITY         Total return through long-term capital       Morgan Stanley Investment Advisors Inc.
  PORTFOLIO -- CLASS Y                   growth and to a lesser extent from income
 MORGAN STANLEY -- GROWTH PORTFOLIO --   Long-term growth of capital                  Morgan Stanley Investment Advisors Inc.
  CLASS Y
 MORGAN STANLEY -- MONEY MARKET          High current income, preservation of         Morgan Stanley Investment Advisors Inc.
  PORTFOLIO -- CLASS Y                   capital and liquidity
 MORGAN STANLEY -- UTILITIES PORTFOLIO   Capital appreciation and current income      Morgan Stanley Investment Advisors Inc.
  -- CLASS Y+
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN -- UIF CORE PLUS FIXED       Above-average total return over a market     Morgan Stanley Investment Management Inc.
  INCOME PORTFOLIO -- CLASS I            cycle of three to five years by investing
                                         primarily in a diversified portfolio of
                                         fixed income securities.
 VAN KAMPEN -- UIF EMERGING MARKETS      High total return by investing primarily in  Morgan Stanley Investment Management Inc.
  DEBT PORTFOLIO -- CLASS I              fixed income securities of government and
                                         government-related issuers and, to a lesser
                                         extent, of corporate issuers in emerging
                                         market countries.
 VAN KAMPEN -- UIF EMERGING MARKETS      Long-term capital appreciation by investing  Morgan Stanley Investment Management Inc.
  EQUITY PORTFOLIO -- CLASS I            primarily in growth-oriented equity          Sub-advised by Morgan Stanley Investment
                                         securities of issuers in emerging market     Management Company
                                         countries.
 VAN KAMPEN -- UIF EQUITY AND INCOME     Capital appreciation and current income      Morgan Stanley Investment Management Inc.
  PORTFOLIO -- CLASS II
 VAN KAMPEN -- UIF GLOBAL FRANCHISE      Long-term capital appreciation               Morgan Stanley Investment Management Inc.
  PORTFOLIO -- CLASS II                                                               Sub-advised by Morgan Stanley Investment
                                                                                      Management Limited
 VAN KAMPEN -- UIF HIGH YIELD PORTFOLIO  Above-average total return over a market     Morgan Stanley Investment Management Inc.
  -- CLASS I                             cycle of three to five years by investing
                                         primarily in a diversified portfolio of
                                         high yield securities.
 VAN KAMPEN -- UIF SMALL COMPANY GROWTH  Long-term capital appreciation by investing  Morgan Stanley Investment Management Inc.
  PORTFOLIO -- CLASS II                  primarily in growth-oriented equity
                                         securities of small companies.
 VAN KAMPEN -- UIF U.S. MID CAP VALUE    Above-average total return over a market     Morgan Stanley Investment Management Inc.
  PORTFOLIO -- CLASS I                   cycle of three to five years by investing
                                         primarily in common stocks and other equity
                                         securities.
VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT AGGRESSIVE GROWTH        Capital growth                               Van Kampen Asset Management
  PORTFOLIO -- CLASS II

12

-------------------------------------------------------------------------------


FUNDING OPTION                                      INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN LIT COMSTOCK PORTFOLIO --    Capital growth and income through            Van Kampen Asset Management
  CLASS II                               investments in equity securities, including
                                         common stocks, preferred stocks and
                                         securities convertible into common and
                                         preferred stocks.
 VAN KAMPEN LIT ENTERPRISE PORTFOLIO --  Capital appreciation through investments in  Van Kampen Asset Management
  CLASS II                               securities believed by the Portfolio's
                                         investment adviser to have above average
                                         potential for capital appreciation.
 VAN KAMPEN LIT GROWTH AND INCOME        Long-term growth of capital and income       Van Kampen Asset Management
  PORTFOLIO -- CLASS II
 VAN KAMPEN LIT STRATEGIC GROWTH         Capital appreciation                         Van Kampen Asset Management
  PORTFOLIO -- CLASS II



+ Closed to Contracts issued on or after May 3, 2004.



NOTES



(1)  Formerly Franklin Small Cap Fund.



(2)  Formerly MFS(R) Capital Opportunities Series -- Initial Class.



(3)  Formerly Morgan Stanley - American Opportunities Portfolio -- Class Y.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.


We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

-------------------------------------------------------------------------------

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.



As of December 31, 2006, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Mentor Investment Advisors, LLC, Fidelity Distributors Corporation, Fifth Third Bank Corporation, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distributors, Inc. & Morgan Stanley Select Dimensions Investment Series, MTB Investment Advisors, Inc., Banc of America Advisors, LLC, Banc One Investment Advisors Corporation, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, SunTrust Securities, Inc. & Trusco Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to, among other things, provide administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.25%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2006, revenue sharing and Rule 12b-1 fees did not exceed $125.0 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Separate Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This

14

-------------------------------------------------------------------------------

means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCOUNT

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCOUNT OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCOUNT. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Account become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Account are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Account. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Account interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Account on a "first-in first-out basis." For Contracts issued in the state of New York, the Fixed Account interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCOUNT IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.


From time to time, we may credit increased interest rates under certain programs established in our sole discretion.


If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Account during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and

-------------------------------------------------------------------------------

with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Account under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Account.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

HOW DO I PURCHASE A CONTRACT?


You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or

16

-------------------------------------------------------------------------------


order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.



To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents.



The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.



Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred.



Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.



You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.


For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?


If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.



Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.


HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

-------------------------------------------------------------------------------

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.


WHAT IS A SUB-ACCOUNT TRANSFER?



A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?



Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.



In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.



We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.



For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.



WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?



FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.



EXAMPLES



TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

18

-------------------------------------------------------------------------------


SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE.Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.



We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.



The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.



We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.



THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:



ABUSIVE TRANSFER RULE (EFFECTIVE UNTIL JULY 1, 2007):



Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Rule.



We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund's Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Rule. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.



We consider some or all of the following factors:



-   the dollar amount of the transfer;



-   the total assets of the Funds involved in the transfer;



-   the number of transfers completed in the current calendar quarter;



- whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies; or



-   the frequent trading policies and procedures of a potentially affected Fund.



If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary. We do not differentiate between Contract Owners when enforcing this policy.

-------------------------------------------------------------------------------


FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)



You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.



We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.



Fund abusive transfer policies do not apply or may be limited. For instance:



- Certain types of financial intermediaries may not be required to provide us with shareholder information.



- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.



- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.



- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.



POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,



- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.



- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.



- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.



HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?



We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.



Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.



In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.



FIXED ACCOUNT FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Account Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).



FIXED ACCOUNT FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may transfer the greater of:



- 30% of the greatest Contract Value in the Fixed Account Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

20

-------------------------------------------------------------------------------


- An amount equal to your largest previous transfer from the Fixed Account Feature in any one Contract Year.



We apply these restrictions to all transfers from the Fixed Account Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.



If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.



We may defer transfers and Surrenders from the Fixed Account Feature for up to 6 months from the date of your request.



You must wait 6 months after your most recent transfer from the Fixed Account Feature before moving Sub-Account Values back to the Fixed Account Feature. If you make systematic transfers from the Fixed Account Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Account Feature.


TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        6%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

-------------------------------------------------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

-   Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your Registered Representative or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

-   UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.35% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments

22

-------------------------------------------------------------------------------

  are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

THE HARTFORD'S PRINCIPAL FIRST CHARGE

The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. If you bought your contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

-------------------------------------------------------------------------------

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST


The Hartford's Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elect The Hartford's Principal First, a company-sponsored exchange will not be considered to be a revocation or termination of the benefit.


If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF YOUR CONTRACT WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 7% of the additional Premium Payment for The Hartford's Principal First .

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

-   The Contract Value at the time of the ownership change or assignment.

24

-------------------------------------------------------------------------------

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.


We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for The Hartford's Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon "step up" we will charge you the current charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.



You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called "election dates" in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:



- We will accept requests for a step-up in writing, verbally or electronically, if available.



- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.



- We will not accept any written election request received more than 30 days prior to an election date.



- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.



- If an election form is received in good order within the 30 days prior to an election date, the "step-up" will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the "step-up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.



- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.



- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.


Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

-------------------------------------------------------------------------------

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Account for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Contract Value of your Contract; or

-   The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments For a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

-   Plus any Premium Payments made after the Optional Death Benefit is added;

-   Minus any partial Surrenders after the Optional Death Benefit is added;

-   Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

26

-------------------------------------------------------------------------------

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   You took no partial Surrenders,

-   The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

-   Plus Premium Payments made since that date ($0),

-   Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

-   The aggregate Premium Payments minus any Surrenders;

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides, or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

28

-------------------------------------------------------------------------------

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.


IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:


IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives a payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR ACCOUNT EXECUTIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales

-------------------------------------------------------------------------------

Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

30

-------------------------------------------------------------------------------

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

-   What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

-------------------------------------------------------------------------------

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then

32

-------------------------------------------------------------------------------

the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

-   the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

AUTOMATIC ADDITIONS PROGRAM -- Automatic Additions is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can

-------------------------------------------------------------------------------

be made into any Account available in your Contract excluding the DCA Plus Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

ASSET REBALANCER PROGRAM -- Asset Rebalancer is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Rebalancer Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Account or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund; or

       - any Fund closes to new investments -- then your allocations to that Fund will be pro-rated among remaining available Funds.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves

34

-------------------------------------------------------------------------------

as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2006. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

The Core and Edge Contracts may be sold directly to the following individuals free of any sales commission: (1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and (2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Contract with a one-time only credit of 5.0% of the initial Premium Payment. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

-------------------------------------------------------------------------------


ADDITIONAL PAYMENTS



Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of promotional fees to encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.



ADDITIONAL
PAYMENT TYPE                                                     WHAT IT'S USED FOR
-------------------------------------------------------------------------------------------------------------------------------
Access                Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits.
Gifts &               Occasional meals and entertainment, tickets to sporting events and nominal gifts.
Entertainment
Marketing             Joint marketing campaigns and/or Financial Intermediary event advertising/ participation; sponsorship of
                      Financial Intermediary sales contests and/or promotions in which participants (including Registered
                      Representatives) receive prizes such as travel awards, merchandise and recognition.
Marketing Expense     Pay Fund-related parties for wholesaler support, training and marketing activities for certain Funds.
Allowances
Support               Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services
                      (including sub-accounting and the preparation of account statements and other communications), sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training              Educational, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility            Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                Pay for the overall volume of their sales or the amount of money investing in our products.



As of December 31, 2006, we have entered into arrangements to make Additional Payments (excluding Marketing Expense Allowances and Travel & Entertainment) to the following Financial Intermediaries for our entire suite of variable annuities:



A.G. Edwards & Sons, Inc., Advisory Group Equity Services Ltd, AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc. AIG SunAmerica), Allen & Co., of Florida, Inc., Amcore Investment Services, Inc., American Classic Securities, American General Securities Inc., American Independent Sec's Inc., Ameritas Investment Corp., Amsouth Bank, AMSouth Investment Services, Inc., Arvest Asset Management, Associated Financial Services, Inc. Associated Investment Services Inc., Associated Securities Corp., B.C. Ziegler and Company, Banc of America Investment Services Inc., Bancorpsouth Investment Services Inc., Bancwest Investment Services, Inc., Bank of America, Bank of New York, Bank of the West, BB&T Investment Services, Inc., BCG Securities, Inc., Berthel, Fisher & Company Financial Services Inc., BI Investments, LLC, BNY Investment Center of The Bank of New York Company, Inc., BOSC, Inc., Brecek & Young Advisors, Inc., Brookstone Securities, Inc., Brookstreet Securities, Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cantella & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Carillon Investments, Inc., Centaurus Financial, Inc., Chase Investments Services, Corp., Citicorp Investment Services, Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Compass Brokerage, Inc., Countrywide Investment Services Inc., Crown Capital Securities, L.P., CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Davenport & Company LLC, DFC Investor Services, Dominion Investor Services, Inc., Duerr Financial Corporation, Eagle One Investments, LLC, Edward D. Jones & Co., L.P., Empire Securities Corporation, Equity Services, Inc., Essex National Securities, Inc., Ferris/Baker Watts, FFP Securities, Inc., Fifth Third Securities, Financial Planning Consultants, Fintegra LLC, First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Southeast Inv. Services, First St. Louis Securities, Inc., First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities Inc., FNB Brokerage Services, Inc., FNIC F.I.D. Div., Forrester's Equity Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corporation, Geneos Wealth Management, Inc., Girard Securities Inc., Grant Bettingen, Inc., Great American Advisors, Inc., Gunnallen Financial, Inc., H&R Block Financial Advs., Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Harold Dance Investments, Harvest Capital LLC, Hefren-Tillotson/Masterplan, Heim & Young Securities, Hornor, Townsend & Kent, Inc., HSBC Securities (USA) Inc., Huntington Investment Company, IBC Investments, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group LLC, Infinex Financial Group, Infinex Investment, Inc., ING Advisors Network, (Financial Network Services (or

36

-------------------------------------------------------------------------------


Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.), InterSecurities, Inc., Investacorp, Inc. Investment Management Corp., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., IPI Investments, J.B. Hanauer & Co., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, KMS Financial Services, Inc., KNBT Securities, Inc., Kovack Securities, Inc., L.O. Thomas & Company LaSalle Financial Services, Inc., LaSalle Street Securities, Inc., Legacy Financial Services, Inc., Liberty Group, LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Linsco/Private Ledger Corp., M&I Brokerage Services, Inc., M&T Securities, Inc., McDonald Investments Inc., Mercantile Brokerage Services Inc., Merrill Lynch Pierce Fenner & Smith, Milkie/Ferguson Investments, MML Investor Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Company, Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), NBC Securities, Inc., Nettworth Financial Group, Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., OFG Financial Services., Inc., Ohio Savings Securities, Inc., OneAmerica Securities Inc., Online Brokerage Services, Oppenheimer and Co., Inc., Pacific West Securities, Inc., Paulson Investment Company Inc., Pension Planners Securities, Inc., Peoples Securities, Inc., PFIC, Prime Capital Management, Prime Capital Services, Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Inc., QA3 Financial Corp., Questar Capital Corp, Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., Resource Horizons Group, LLC, Robert W. Baird & Co. Inc., Rogan, Rosenberg & Assoc., Inc., Royal Alliance Associates, Inc., Royal Securities Company, Ryan Beck & Co., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Smith Barney, Sorrento Pacific, South Valley Wealth Management, Spectrum Capital, Inc., Sterne Agee & Leach, Inc., Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Summit Equities, Inc., Sun Trust Bank, SunAmerica Securities, Inc., SunTrust Investment Services, Inc., SunTrust Securities, Inc., Symetra Investment Services Inc., Synovus Securities, TFS Securities, Inc., The Huntington Investment Company, The Huntington Investment Plt, The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., U.S. Bancorp Piper Jaffray, UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, UnionBanc Investment Services, United Brokerage Services, Inc., United Global Securities, United Heritage Financial Services, US Bancorp FID, US Bancorp Investments, USAllianz Securities, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Vision Investment Services, Inc., Vorpahl Wing Securities, VSR Financial Services, Inc., Wachovia Securities, LLC (various divisions), Wall Street Financial Group, Walnut Street Securities, Inc., Washington Mutual Financial, Waterstone Financial Group, Webster Investments, Weitzel Financial Services Inc., Wells Fargo Brokerage Services, L.L.C., WesBanco Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), Workman Securities Corp., World Equity Group Inc., WRP Investments, Inc., WWK Investments, Inc., XCU Capital Corporation, Inc.



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.



As of December 31, 2006, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2006, Additional Payments did not in the aggregate exceed approximately $52.5 million (excluding corporate-sponsorship related perquisites, Marketing Expense Allowances and home office travel and entertainment expenses) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $14.7 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. For the fiscal year ended December 31, 2006, total travel and entertainment expenses incurred by our wholesalers did not in the aggregate exceed approximately $5.7 million.


LEGAL MATTERS


The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully

-------------------------------------------------------------------------------


with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.



To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.



On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.



On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.



The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.



MORE INFORMATION


You may call your Account Executive if you have any questions or write or call us at the address below:


The Hartford
Attn: U.S. Wealth Management
P.O. Box 5085
Hartford, Connecticut 06102-5085


Telephone:  1-800-862-6668 (Contract Owners)
            1-800-862-4397 (Account Executives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

38

-------------------------------------------------------------------------------

A. INTRODUCTION

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS.

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-

-------------------------------------------------------------------------------

qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

        a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.


ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to the surrender charges) generally is an appropriate measure. However, in some instances, the IRS could take the position that the value should be the current Contract Value (determined without regard to the surrender charges) increased by some measure of the value of certain future cash-value type benefits.



iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."


iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

        b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

        c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-

40

-------------------------------------------------------------------------------


free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.


        d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a recipient's becoming disabled.


        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).


        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).


        7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.


If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

        1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a

-------------------------------------------------------------------------------

      designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

        g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.


For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of

42

-------------------------------------------------------------------------------

the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

        1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

        2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.


Generally, no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.


E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or
Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is

-------------------------------------------------------------------------------

treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.

44

-------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                                     APP I-1

-------------------------------------------------------------------------------

APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs")


In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.


TRADITIONAL IRAs Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or

APP I-2

-------------------------------------------------------------------------------


securities) into your Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA. In addition, a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). Certain plans may not allow such rollovers.


IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

SEP IRAs Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

SIMPLE IRAs The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.


ROTH IRAs Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth

                                                                     APP I-3

-------------------------------------------------------------------------------

IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2.    QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $45,000 in 2007) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.


A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;


       c.   upon the employee's death or disability;



       d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed); or



       e. as a qualified reservist distribution upon certain calls to active duty.


Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.

4.    DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a

APP I-4

-------------------------------------------------------------------------------

Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.


For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer or, during 2007, certain distributions from an IRA for charitable purposes). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.


6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

- made to a beneficiary (or to the employee's estate) on or after the employee's death;

-   attributable to the employee's becoming disabled under Code Section
    72(m)(7);

- part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;


- (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);



- not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or



-   certain qualified reservist distributions upon a call to active duty.


In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

- made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

-   for a qualified first-time home buyer and meets the requirements of Code
    Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied RETROACTIVELY TO ALL THE PRIOR PERIODIC PAYMENTS (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

b. RMDS AND 50% PENALTY TAX If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

                                                                     APP I-5

-------------------------------------------------------------------------------

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

-   the calendar year in which the individual attains age 70 1/2, or

- (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

(a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

APP I-6

-------------------------------------------------------------------------------

By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either:

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).


Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a Plan from which a KETRA distribution was taken.

                                                                    APP II-1

-------------------------------------------------------------------------------

APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                    APP II-3

-------------------------------------------------------------------------------

PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                    APP II-5

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-6

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                   APP III-1


-------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

APP IV-1

-------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Values, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.451           $8.410           $7.522           $5.645
  Accumulation Unit Value at end of
   period                                  $11.212           $9.451           $8.410           $7.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,204            1,207            1,138            1,183
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.753          $11.445          $10.467               --
  Accumulation Unit Value at end of
   period                                  $15.002          $12.753          $11.445               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.559          $10.170           $8.541           $5.647
  Accumulation Unit Value at end of
   period                                  $15.348          $12.559          $10.170           $8.541
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  436              426              357              301
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.557          $13.522          $11.918               --
  Accumulation Unit Value at end of
   period                                  $20.063          $16.557          $13.522               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.210           $8.047           $7.261           $5.388
  Accumulation Unit Value at end of
   period                                  $10.000           $9.210           $8.047           $7.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,624            5,903            6,015            6,382
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.678          $11.171          $10.412               --
  Accumulation Unit Value at end of
   period                                  $13.649          $12.678          $11.171               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                7                7               --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.551          $12.038          $11.072           $8.487
  Accumulation Unit Value at end of
   period                                  $14.244          $12.551          $12.038          $11.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,384            4,704            4,919            5,252
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.761          $11.377          $10.769               --
  Accumulation Unit Value at end of
   period                                  $13.235          $11.761          $11.377               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10                7                7               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.713           $7.944          $10.000
  Accumulation Unit Value at end of
   period                                   $5.645           $6.713           $7.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,142              604              167
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.081           $8.249          $10.000
  Accumulation Unit Value at end of
   period                                   $5.647           $7.081           $8.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  271              176               75
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.239           $8.979          $10.000
  Accumulation Unit Value at end of
   period                                   $5.388           $7.239           $8.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,812            2,912              616
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.551          $10.443          $10.000
  Accumulation Unit Value at end of
   period                                   $8.487          $10.551          $10.443
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,673            2,097              288
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

APP IV-2

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.694           $8.099           $6.890           $5.187
  Accumulation Unit Value at end of
   period                                  $11.362           $9.694           $8.099           $6.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,782            1,432            1,223            1,266
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.365          $11.261           $9.852               --
  Accumulation Unit Value at end of
   period                                  $15.532          $13.365          $11.261               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.233           $7.007           $6.381           $4.719
  Accumulation Unit Value at end of
   period                                   $7.745           $7.233           $7.007           $6.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,137            1,252            1,269            1,303
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.063          $11.785          $11.168               --
  Accumulation Unit Value at end of
   period                                  $12.807          $12.063          $11.785               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.931          $13.901          $12.826          $10.818
  Accumulation Unit Value at end of
   period                                  $14.890          $13.931          $13.901          $12.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  844              784              766              794
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.874          $13.963          $13.118               --
  Accumulation Unit Value at end of
   period                                  $14.705          $13.874          $13.963               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) CAPITAL OPPORTUNITIES SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.332           $6.322           $5.706           $4.547
  Accumulation Unit Value at end of
   period                                   $7.099           $6.332           $6.322           $5.706
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  315              328              354              389
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.090           $8.145           $7.608               --
  Accumulation Unit Value at end of
   period                                   $8.992           $8.090           $8.145               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.370           $4.992           $4.486           $3.497
  Accumulation Unit Value at end of
   period                                   $5.707           $5.370           $4.992           $4.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  331              375              434              498
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.693           $7.213           $6.735               --
  Accumulation Unit Value at end of
   period                                   $8.107           $7.693           $7.213               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.183           $7.834          $10.000
  Accumulation Unit Value at end of
   period                                   $5.187           $6.183           $7.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,115              762              217
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.718           $8.047          $10.000
  Accumulation Unit Value at end of
   period                                   $4.719           $6.718           $8.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,253              700              134
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.447          $10.147          $10.000
  Accumulation Unit Value at end of
   period                                  $10.818          $10.447          $10.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  633              356               45
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MFS(R) CAPITAL OPPORTUNITIES SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.565           $8.709          $10.000
  Accumulation Unit Value at end of
   period                                   $4.547           $6.565           $8.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  430              358              135
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.359           $8.179          $10.000
  Accumulation Unit Value at end of
   period                                   $3.497           $5.359           $8.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  501              488              217
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

APP IV-3

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.393           $6.211           $5.774           $4.764
  Accumulation Unit Value at end of
   period                                   $6.775           $6.393           $6.211           $5.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  205              213              245              266
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.628           $7.473           $7.163               --
  Accumulation Unit Value at end of
   period                                   $8.015           $7.628           $7.473               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.873           $8.393           $7.651           $6.359
  Accumulation Unit Value at end of
   period                                   $9.877           $8.873           $8.393           $7.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  383              551              655              737
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.458           $8.069           $7.499               --
  Accumulation Unit Value at end of
   period                                   $9.335           $8.458           $8.069               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.089          $12.923          $11.784          $10.284
  Accumulation Unit Value at end of
   period                                  $14.428          $13.089          $12.923          $11.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,473            2,615            2,750            2,852
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.491          $12.437          $11.585               --
  Accumulation Unit Value at end of
   period                                  $13.652          $12.491          $12.437               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                4                4               --
MORGAN STANLEY BALANCED GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.957          $12.191          $11.181           $9.497
  Accumulation Unit Value at end of
   period                                  $14.343          $12.957          $12.191          $11.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  401              415              434              457
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.533          $11.892          $11.106               --
  Accumulation Unit Value at end of
   period                                  $13.756          $12.533          $11.892               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY CAPITAL OPPORTUNITIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $4.375           $3.633           $3.013           $2.163
  Accumulation Unit Value at end of
   period                                   $4.634           $4.375           $3.633           $3.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  651            1,134            1,299            1,482
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.232           $3.544           $3.051               --
  Accumulation Unit Value at end of
   period                                   $4.445           $4.232           $3.544               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.674           $8.932          $10.000
  Accumulation Unit Value at end of
   period                                   $4.764           $6.674           $8.932
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  263              210               74
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.167           $9.864          $10.000
  Accumulation Unit Value at end of
   period                                   $6.359           $8.167           $9.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  507              285               57
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.008          $11.147          $10.000
  Accumulation Unit Value at end of
   period                                  $10.284          $11.008          $11.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,458              786               71
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MORGAN STANLEY BALANCED GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.912          $10.983          $10.000
  Accumulation Unit Value at end of
   period                                   $9.497          $10.912          $10.983
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  450              286               41
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MORGAN STANLEY CAPITAL OPPORTUNITIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $3.921           $6.276          $10.000
  Accumulation Unit Value at end of
   period                                   $2.163           $3.921           $6.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,347            1,539              396
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

APP IV-4

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEVELOPING GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.745           $7.497           $6.241           $4.488
  Accumulation Unit Value at end of
   period                                   $9.512           $8.745           $7.497           $6.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  199              346              369              420
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.459           $7.314           $6.294               --
  Accumulation Unit Value at end of
   period                                   $9.123           $8.459           $7.314               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.661          $11.240          $10.561           $8.410
  Accumulation Unit Value at end of
   period                                  $12.749          $11.661          $11.240          $10.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  877            1,119            1,327            1,527
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.279          $10.964          $10.398               --
  Accumulation Unit Value at end of
   period                                  $12.227          $11.279          $10.964               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY EQUALLY-WEIGHTED S&P
 500 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.327          $13.520          $11.798           $8.750
  Accumulation Unit Value at end of
   period                                  $16.279          $14.327          $13.520          $11.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  798              866              835              855
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.858          $13.189          $11.849               --
  Accumulation Unit Value at end of
   period                                  $15.612          $13.858          $13.189               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
MORGAN STANLEY FLEXIBLE INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.290          $11.167          $10.633           $9.539
  Accumulation Unit Value at end of
   period                                  $11.754          $11.290          $11.167          $10.633
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  358              434              488              544
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.920          $10.894          $10.521               --
  Accumulation Unit Value at end of
   period                                  $11.272          $10.920          $10.894               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY FOCUS GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.182           $6.387           $6.005           $5.069
  Accumulation Unit Value at end of
   period                                   $7.084           $7.182           $6.387           $6.005
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,330            1,637            1,959            2,434
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.947           $6.230           $5.952               --
  Accumulation Unit Value at end of
   period                                   $6.794           $6.947           $6.230               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                4                5               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
MORGAN STANLEY DEVELOPING GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.324           $8.637          $10.000
  Accumulation Unit Value at end of
   period                                   $4.488           $6.324           $8.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  283              234              111
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MORGAN STANLEY DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.430          $11.228          $10.000
  Accumulation Unit Value at end of
   period                                   $8.410          $10.430          $11.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,369              938              157
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MORGAN STANLEY EQUALLY-WEIGHTED S&P
 500 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.600          $10.984          $10.000
  Accumulation Unit Value at end of
   period                                   $8.750          $10.600          $10.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  701              388               39
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MORGAN STANLEY FLEXIBLE INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.917           $9.470          $10.000
  Accumulation Unit Value at end of
   period                                   $9.539           $8.917           $9.470
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  530              206               41
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MORGAN STANLEY FOCUS GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.574           $9.489          $10.000
  Accumulation Unit Value at end of
   period                                   $5.069           $6.574           $9.489
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,610            2,333              845
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

APP IV-5

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY GLOBAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.179           $8.446           $7.947           $6.005
  Accumulation Unit Value at end of
   period                                  $10.973           $9.179           $8.446           $7.947
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  167              181              181              273
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.879           $8.240           $7.848               --
  Accumulation Unit Value at end of
   period                                  $10.524           $8.879           $8.240               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.130           $6.282           $5.938           $4.762
  Accumulation Unit Value at end of
   period                                   $7.287           $7.130           $6.282           $5.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  374              288              240              292
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.896           $6.128           $5.943               --
  Accumulation Unit Value at end of
   period                                   $6.988           $6.896           $6.128               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY MONEY MARKET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.251          $10.155          $10.246          $10.359
  Accumulation Unit Value at end of
   period                                  $10.537          $10.251          $10.155          $10.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  648              642              626            1,227
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.916           $9.906          $10.063               --
  Accumulation Unit Value at end of
   period                                  $10.106           $9.916           $9.906               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY UIF CORE PLUS FIXED
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.136          $12.795          $12.445          $12.073
  Accumulation Unit Value at end of
   period                                  $13.423          $13.136          $12.795          $12.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,671            1,746            1,841            2,071
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.100          $12.869          $12.685               --
  Accumulation Unit Value at end of
   period                                  $13.273          $13.100          $12.869               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
MORGAN STANLEY UIF EMERGING MARKET
 DEBT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.779          $16.078          $14.829          $11.772
  Accumulation Unit Value at end of
   period                                  $19.407          $17.779          $16.078          $14.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   62               57               62               78
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.840          $18.095          $16.889               --
  Accumulation Unit Value at end of
   period                                  $21.473          $19.840          $18.095               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
MORGAN STANLEY GLOBAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.395           $9.086          $10.000
  Accumulation Unit Value at end of
   period                                   $6.005           $7.395           $9.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  286              251               54
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MORGAN STANLEY GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.716           $8.064          $10.000
  Accumulation Unit Value at end of
   period                                   $4.762           $6.716           $8.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  329              302              150
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MORGAN STANLEY MONEY MARKET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.403          $10.194          $10.000
  Accumulation Unit Value at end of
   period                                  $10.359          $10.403          $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,631            1,178              137
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MORGAN STANLEY UIF CORE PLUS FIXED
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.419          $10.603          $10.000
  Accumulation Unit Value at end of
   period                                  $12.073          $11.419          $10.603
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,905              665               66
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MORGAN STANLEY UIF EMERGING MARKET
 DEBT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.941          $10.088          $10.000
  Accumulation Unit Value at end of
   period                                  $11.772          $10.941          $10.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   65               46                5
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

APP IV-6

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF EMERGING MARKETS
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.968           $9.834           $8.108           $5.499
  Accumulation Unit Value at end of
   period                                  $17.520          $12.968           $9.834           $8.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  164              100               92               76
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.168          $12.366          $10.568               --
  Accumulation Unit Value at end of
   period                                  $21.659          $16.168          $12.366               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY UIF EQUITY AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.487          $12.750          $11.606          $10.000
  Accumulation Unit Value at end of
   period                                  $14.958          $13.487          $12.750          $11.606
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  279              274              244              116
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.194          $12.579          $11.693               --
  Accumulation Unit Value at end of
   period                                  $14.508          $13.194          $12.579               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY UIF GLOBAL FRANCHISE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.992          $13.591          $12.234          $10.000
  Accumulation Unit Value at end of
   period                                  $17.946          $14.992          $13.591          $12.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  110               78               38               12
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.666          $13.409          $12.365               --
  Accumulation Unit Value at end of
   period                                  $17.407          $14.666          $13.409               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
MORGAN STANLEY UIF HIGH YIELD
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.284          $10.331           $9.578           $7.734
  Accumulation Unit Value at end of
   period                                  $11.005          $10.284          $10.331           $9.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  243              265              340              418
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.186          $10.319           $9.738               --
  Accumulation Unit Value at end of
   period                                  $10.807          $10.186          $10.319               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY UIF SMALL COMPANY
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.501          $11.241           $9.944               --
  Accumulation Unit Value at end of
   period                                  $13.772          $12.501          $11.241               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  133               62                6               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.316          $11.170           $9.936               --
  Accumulation Unit Value at end of
   period                                  $13.454          $12.316          $11.170               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
MORGAN STANLEY UIF EMERGING MARKETS
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.128           $6.652          $10.000
  Accumulation Unit Value at end of
   period                                   $5.499           $6.128           $6.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   72               37               21
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MORGAN STANLEY UIF EQUITY AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MORGAN STANLEY UIF GLOBAL FRANCHISE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MORGAN STANLEY UIF HIGH YIELD
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.467           $8.997          $10.000
  Accumulation Unit Value at end of
   period                                   $7.734           $8.467           $8.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  320              254               60
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MORGAN STANLEY UIF SMALL COMPANY
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

                                                                    APP IV-7

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.104          $10.940           $9.691           $6.952
  Accumulation Unit Value at end of
   period                                  $14.391          $12.104          $10.940           $9.691
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  535              544              565              628
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.339          $14.894          $13.476               --
  Accumulation Unit Value at end of
   period                                  $19.263          $16.339          $14.894               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
MORGAN STANLEY UTILITIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.732           $7.641           $6.247           $5.276
  Accumulation Unit Value at end of
   period                                  $10.336           $8.732           $7.641           $6.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  527              587              701              895
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.446           $7.453           $6.353               --
  Accumulation Unit Value at end of
   period                                   $9.913           $8.446           $7.453               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.819          $13.607          $12.264           $9.947
  Accumulation Unit Value at end of
   period                                  $17.282          $14.819          $13.607          $12.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,389            1,440            1,487            1,529
 OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.310          $13.252          $12.167               --
  Accumulation Unit Value at end of
   period                                  $16.547          $14.310          $13.252               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1               --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.181          $13.651          $11.100           $7.329
  Accumulation Unit Value at end of
   period                                  $21.737          $17.181          $13.651          $11.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  154              165              135               76
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.501          $12.421          $10.480               --
  Accumulation Unit Value at end of
   period                                  $19.446          $15.501          $12.421               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.718          $11.859          $10.375           $7.971
  Accumulation Unit Value at end of
   period                                  $15.261          $12.718          $11.859          $10.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  483              541              507              469
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.685          $11.929          $10.731               --
  Accumulation Unit Value at end of
   period                                  $15.093          $12.685          $11.929               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                3                3               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
MORGAN STANLEY UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.804          $10.276          $10.000
  Accumulation Unit Value at end of
   period                                   $6.952           $9.804          $10.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  641              362               47
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MORGAN STANLEY UTILITIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.744           $9.213          $10.000
  Accumulation Unit Value at end of
   period                                   $5.276           $6.744           $9.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,079            1,077              320
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.450          $10.859          $10.000
  Accumulation Unit Value at end of
   period                                   $9.947          $11.450          $10.859
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,320              422               16
 OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.437           $8.214          $10.000
  Accumulation Unit Value at end of
   period                                   $7.329           $7.437           $8.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   54               23               13
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.926          $10.210          $10.000
  Accumulation Unit Value at end of
   period                                   $7.971           $9.926          $10.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  344              122               23
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

APP IV-8

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.794          $10.775           $9.740               --
  Accumulation Unit Value at end of
   period                                  $12.190          $11.794          $10.775               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20                8                1               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.620          $10.706           $9.733               --
  Accumulation Unit Value at end of
   period                                  $11.908          $11.620          $10.706               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.856          $14.485          $12.521          $10.010
  Accumulation Unit Value at end of
   period                                  $16.982          $14.856          $14.485          $12.521
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  432              292              151               58
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.532          $14.290          $12.729               --
  Accumulation Unit Value at end of
   period                                  $16.472          $14.532          $14.290               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
VAN KAMPEN LIT ENTERPRISE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.777           $5.436           $5.317           $4.294
  Accumulation Unit Value at end of
   period                                   $6.076           $5.777           $5.436           $5.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  226              232              252              389
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.588           $5.303           $5.272               --
  Accumulation Unit Value at end of
   period                                   $5.827           $5.588           $5.303               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.971          $13.852          $12.321           $9.796
  Accumulation Unit Value at end of
   period                                  $17.104          $14.971          $13.852          $12.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  570              526              421              377
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.481          $13.512          $12.267               --
  Accumulation Unit Value at end of
   period                                  $16.404          $14.481          $13.512               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                2                2               --
VAN KAMPEN LIT STRATEGIC GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.209          $12.457          $11.843          $10.005
  Accumulation Unit Value at end of
   period                                  $13.354          $13.209          $12.457          $11.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               23               20                9
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.921          $12.290          $11.919               --
  Accumulation Unit Value at end of
   period                                  $12.952          $12.921          $12.290               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
VAN KAMPEN LIT ENTERPRISE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.190           $7.914          $10.000
  Accumulation Unit Value at end of
   period                                   $4.294           $6.190           $7.914
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  412              363              150
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.918               --               --
  Accumulation Unit Value at end of
   period                                   $9.796               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  194               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
VAN KAMPEN LIT STRATEGIC GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

To obtain a Statement of Additional Information, please complete the form below and mail to:


         The Hartford
       Attn: U.S. Wealth Management
       P.O. Box 5085
       Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information for Series I and Series IR of Hartford Select Leaders variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                             SEPARATE ACCOUNT THREE

               SERIES I AND SERIES IR OF HARTFORD SELECT LEADERS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: U.S. Wealth Management, P.O. Box 5085, Hartford, CT 06102-5085.



Date of Prospectus: May 1, 2007
Date of Statement of Additional Information: May 1, 2007


TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3
ACCUMULATION UNIT VALUES                                                       4
FINANCIAL STATEMENTS                                                        SA-1

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 29, 2007 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Three (the "Account") as of December 31, 2006, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 19, 2007, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2006: $171,201,478; 2005: $95,929,429; and 2004: $34,566,119.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.451           $8.410           $7.522           $5.645
  Accumulation Unit Value at end of
   period                                  $11.212           $9.451           $8.410           $7.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,204            1,207            1,138            1,183
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.374           $8.354           $7.484           $5.624
  Accumulation Unit Value at end of
   period                                  $11.104           $9.374           $8.354           $7.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  289              281              314              308
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.358           $8.344           $7.478           $5.623
  Accumulation Unit Value at end of
   period                                  $11.080           $9.358           $8.344           $7.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  320              288              264              305
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.282           $8.289           $7.440           $5.603
  Accumulation Unit Value at end of
   period                                  $10.973           $9.282           $8.289           $7.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,424            1,505            1,540            1,489
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.282           $8.289           $7.440           $5.603
  Accumulation Unit Value at end of
   period                                  $10.973           $9.282           $8.289           $7.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,424            1,505            1,540            1,489
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.235           $8.259           $7.529               --
  Accumulation Unit Value at end of
   period                                  $10.901           $9.235           $8.259               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  638              464              231               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.235           $8.259           $7.424           $5.599
  Accumulation Unit Value at end of
   period                                  $10.901           $9.235           $8.259           $7.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  638              464              231              165
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.219           $8.249           $7.419           $5.598
  Accumulation Unit Value at end of
   period                                  $10.877           $9.219           $8.249           $7.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   62               62               64               48
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.940          $11.590          $10.580               --
  Accumulation Unit Value at end of
   period                                  $15.252          $12.940          $11.590               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  163              154              146               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.713           $7.944          $10.000               --
  Accumulation Unit Value at end of
   period                                   $5.645           $6.713           $7.944               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,142              604              167               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.698           $7.939          $10.000               --
  Accumulation Unit Value at end of
   period                                   $5.624           $6.698           $7.939               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  305              156               38               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.700           $8.396               --               --
  Accumulation Unit Value at end of
   period                                   $5.623           $6.700               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  284              202               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.221               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.603               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  695               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.686           $8.389               --               --
  Accumulation Unit Value at end of
   period                                   $5.603           $6.686               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  695              197               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.221               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.599               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   50               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $5.221               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.598               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.172           $8.219           $7.506               --
  Accumulation Unit Value at end of
   period                                  $10.805           $9.172           $8.219               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  200              192              190               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.172           $8.219           $7.403           $5.594
  Accumulation Unit Value at end of
   period                                  $10.805           $9.172           $8.219           $7.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  200              192              190              175
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.753          $11.445          $10.467               --
  Accumulation Unit Value at end of
   period                                  $15.002          $12.753          $11.445               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.559          $10.170           $8.541           $5.647
  Accumulation Unit Value at end of
   period                                  $15.348          $12.559          $10.170           $8.541
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  436              426              357              301
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.457          $10.103           $8.497           $5.626
  Accumulation Unit Value at end of
   period                                  $15.200          $12.457          $10.103           $8.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  136              134              134              132
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.436          $10.091           $8.491           $5.625
  Accumulation Unit Value at end of
   period                                  $15.167          $12.436          $10.091           $8.491
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  141              144              116              110
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.335          $10.024           $8.447           $5.605
  Accumulation Unit Value at end of
   period                                  $15.021          $12.335          $10.024           $8.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  561              609              602              588
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.335          $10.024           $8.447           $5.605
  Accumulation Unit Value at end of
   period                                  $15.021          $12.335          $10.024           $8.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  561              609              602              588
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.272           $9.988           $8.774               --
  Accumulation Unit Value at end of
   period                                  $14.922          $12.272           $9.988               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  419              334              144               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.272           $9.988           $8.429           $5.601
  Accumulation Unit Value at end of
   period                                  $14.922          $12.272           $9.988           $8.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  419              334              144              108

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.221               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.594               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   85               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.081           $8.249          $10.000               --
  Accumulation Unit Value at end of
   period                                   $5.647           $7.081           $8.249               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  271              176               75               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.066           $8.243          $10.000               --
  Accumulation Unit Value at end of
   period                                   $5.626           $7.066           $8.243               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  126               66               21               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.068           $8.609               --               --
  Accumulation Unit Value at end of
   period                                   $5.625           $7.068               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   98               27               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.567               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.605               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  195               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.053           $8.603               --               --
  Accumulation Unit Value at end of
   period                                   $5.605           $7.053               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  195               56               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.567               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.601               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               --               --               --

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.251           $9.976           $8.423           $5.600
  Accumulation Unit Value at end of
   period                                  $14.889          $12.251           $9.976           $8.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               35               32               21
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.800          $13.693          $12.046               --
  Accumulation Unit Value at end of
   period                                  $20.397          $16.800          $13.693               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  101              107              113               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.188           $9.939           $8.748               --
  Accumulation Unit Value at end of
   period                                  $14.791          $12.188           $9.939               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   66               66               42               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.188           $9.939           $8.405           $5.596
  Accumulation Unit Value at end of
   period                                  $14.791          $12.188           $9.939           $8.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   66               66               42               33
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.557          $13.522          $11.918               --
  Accumulation Unit Value at end of
   period                                  $20.063          $16.557          $13.522               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.210           $8.047           $7.261           $5.388
  Accumulation Unit Value at end of
   period                                  $10.000           $9.210           $8.047           $7.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,624            5,903            6,015            6,382
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.136           $7.993           $7.224           $5.368
  Accumulation Unit Value at end of
   period                                   $9.904           $9.136           $7.993           $7.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,950            2,102            2,280            2,349
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.120           $7.984           $7.219           $5.367
  Accumulation Unit Value at end of
   period                                   $9.883           $9.120           $7.984           $7.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,035            2,116            2,074            2,098
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.046           $7.931           $7.181           $5.347
  Accumulation Unit Value at end of
   period                                   $9.788           $9.046           $7.931           $7.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,902            9,770           10,376           10,397
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.046           $7.931           $7.181           $5.347
  Accumulation Unit Value at end of
   period                                   $9.788           $9.046           $7.931           $7.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,902            9,770           10,376           10,397

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $5.567               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.600               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.567               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.596               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.239           $8.979          $10.000               --
  Accumulation Unit Value at end of
   period                                   $5.388           $7.239           $8.979               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,812            2,912              616               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.224           $8.973          $10.000               --
  Accumulation Unit Value at end of
   period                                   $5.368           $7.224           $8.973               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,211              813              241               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.226           $9.529               --               --
  Accumulation Unit Value at end of
   period                                   $5.367           $7.226               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,952            1,244               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.855               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.347               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,406               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.210           $9.521               --               --
  Accumulation Unit Value at end of
   period                                   $5.347           $7.210               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,406              995               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.000           $7.902           $7.342               --
  Accumulation Unit Value at end of
   period                                   $9.723           $9.000           $7.902               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,935            4,155            1,891               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.000           $7.902           $7.166           $5.344
  Accumulation Unit Value at end of
   period                                   $9.723           $9.000           $7.902           $7.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,935            4,155            1,891            1,552
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.984           $7.892           $7.161           $5.343
  Accumulation Unit Value at end of
   period                                   $9.701           $8.984           $7.892           $7.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  609              631              634              621
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.864          $11.312          $10.524               --
  Accumulation Unit Value at end of
   period                                  $13.877          $12.864          $11.312               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,643            1,813            1,874               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.938           $7.864           $7.320               --
  Accumulation Unit Value at end of
   period                                   $9.637           $8.938           $7.864               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  916            1,017            1,026               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.938           $7.864           $7.146           $5.339
  Accumulation Unit Value at end of
   period                                   $9.637           $8.938           $7.864           $7.146
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  916            1,017            1,026              935
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.678          $11.171          $10.412               --
  Accumulation Unit Value at end of
   period                                  $13.649          $12.678          $11.171               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                7                7               --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.551          $12.038          $11.072           $8.487
  Accumulation Unit Value at end of
   period                                  $14.244          $12.551          $12.038          $11.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,384            4,704            4,919            5,252
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.449          $11.958          $11.015           $8.456
  Accumulation Unit Value at end of
   period                                  $14.107          $12.449          $11.958          $11.015
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,776            1,960            2,147            2,142
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.428          $11.944          $11.007           $8.454
  Accumulation Unit Value at end of
   period                                  $14.076          $12.428          $11.944          $11.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,458            1,525            1,556            1,621

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.855               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.344               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  317               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $4.855               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.343               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  267               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.855               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.339               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  317               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.551          $10.443          $10.000               --
  Accumulation Unit Value at end of
   period                                   $8.487          $10.551          $10.443               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,673            2,097              288               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.528          $10.436          $10.000               --
  Accumulation Unit Value at end of
   period                                   $8.456          $10.528          $10.436               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,917              636              161               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.531          $10.864               --               --
  Accumulation Unit Value at end of
   period                                   $8.454          $10.531               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,569            1,009               --               --

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.327          $11.865          $10.951           $8.423
  Accumulation Unit Value at end of
   period                                  $13.941          $12.327          $11.865          $10.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,721            7,422            7,856            7,913
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.327          $11.865          $10.951           $8.423
  Accumulation Unit Value at end of
   period                                  $13.941          $12.327          $11.865          $10.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,721            7,422            7,856            7,913
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.264          $11.822          $11.154               --
  Accumulation Unit Value at end of
   period                                  $13.849          $12.264          $11.822               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,281            2,829            1,485               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.264          $11.822          $10.927           $8.418
  Accumulation Unit Value at end of
   period                                  $13.849          $12.264          $11.822          $10.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,281            2,829            1,485            1,213
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.243          $11.808          $10.919           $8.416
  Accumulation Unit Value at end of
   period                                  $13.818          $12.243          $11.808          $10.919
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  369              402              421              397
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.933          $11.521          $10.885               --
  Accumulation Unit Value at end of
   period                                  $13.455          $11.933          $11.521               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,400            1,486            1,591               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.180          $11.765          $11.120               --
  Accumulation Unit Value at end of
   period                                  $13.727          $12.180          $11.765               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  699              754              877               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.180          $11.765          $10.896           $8.411
  Accumulation Unit Value at end of
   period                                  $13.727          $12.180          $11.765          $10.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  699              754              877              841
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.761          $11.377          $10.769               --
  Accumulation Unit Value at end of
   period                                  $13.235          $11.761          $11.377               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10                7                7               --
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.694           $8.099           $6.890           $5.187
  Accumulation Unit Value at end of
   period                                  $11.362           $9.694           $8.099           $6.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,782            1,432            1,223            1,266

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.001               --               --               --
  Accumulation Unit Value at end of
   period                                   $8.423               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,638               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.508          $10.856               --               --
  Accumulation Unit Value at end of
   period                                   $8.423          $10.508               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,638              774               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.000               --               --               --
  Accumulation Unit Value at end of
   period                                   $8.418               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  280               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.000               --               --               --
  Accumulation Unit Value at end of
   period                                   $8.416               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  190               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.000               --               --               --
  Accumulation Unit Value at end of
   period                                   $8.411               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  298               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.183           $7.834          $10.000               --
  Accumulation Unit Value at end of
   period                                   $5.187           $6.183           $7.834               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,115              762              217               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.615           $8.045           $6.855           $5.168
  Accumulation Unit Value at end of
   period                                  $11.253           $9.615           $8.045           $6.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  407              395              404              392
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.599           $8.036           $6.850           $5.167
  Accumulation Unit Value at end of
   period                                  $11.228           $9.599           $8.036           $6.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  639              562              422              384
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.521           $7.982           $6.815           $5.148
  Accumulation Unit Value at end of
   period                                  $11.120           $9.521           $7.982           $6.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,376            2,291            2,079            1,648
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.521           $7.982           $6.815           $5.148
  Accumulation Unit Value at end of
   period                                  $11.120           $9.521           $7.982           $6.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,376            2,291            2,079            1,648
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.472           $7.953           $6.936               --
  Accumulation Unit Value at end of
   period                                  $11.047           $9.472           $7.953               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,114            1,482              374               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.472           $7.953           $6.800           $5.144
  Accumulation Unit Value at end of
   period                                  $11.047           $9.472           $7.953           $6.800
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,114            1,482              374              217
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.456           $7.944           $6.795           $5.143
  Accumulation Unit Value at end of
   period                                  $11.023           $9.456           $7.944           $6.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  132              130              127              113
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.561          $11.403           $9.958               --
  Accumulation Unit Value at end of
   period                                  $15.791          $13.561          $11.403               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  372              338              293               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.408           $7.915           $6.915               --
  Accumulation Unit Value at end of
   period                                  $10.950           $9.408           $7.915               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  189              176              142               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.408           $7.915           $6.781           $5.140
  Accumulation Unit Value at end of
   period                                  $10.950           $9.408           $7.915           $6.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  189              176              142              132

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.169           $7.829          $10.000               --
  Accumulation Unit Value at end of
   period                                   $5.168           $6.169           $7.829               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  372              246               54               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.171           $8.111               --               --
  Accumulation Unit Value at end of
   period                                   $5.167           $6.171               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  306              169               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.992               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.148               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  740               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.158           $8.105               --               --
  Accumulation Unit Value at end of
   period                                   $5.148           $6.158               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  740              247               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.992               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.144               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   47               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $4.992               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.143               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   42               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.991               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.140               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   54               --               --               --

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.365          $11.261           $9.852               --
  Accumulation Unit Value at end of
   period                                  $15.532          $13.365          $11.261               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.233           $7.007           $6.381           $4.719
  Accumulation Unit Value at end of
   period                                   $7.745           $7.233           $7.007           $6.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,137            1,252            1,269            1,303
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.175           $6.961           $6.348           $4.702
  Accumulation Unit Value at end of
   period                                   $7.671           $7.175           $6.961           $6.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  308              327              349              332
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.163           $6.952           $6.344           $4.701
  Accumulation Unit Value at end of
   period                                   $7.654           $7.163           $6.952           $6.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  261              246              235              232
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.104           $6.906           $6.311           $4.684
  Accumulation Unit Value at end of
   period                                   $7.580           $7.104           $6.906           $6.311
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,166            1,304            1,420            1,609
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.104           $6.906           $6.311           $4.684
  Accumulation Unit Value at end of
   period                                   $7.580           $7.104           $6.906           $6.311
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,166            1,304            1,420            1,609
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.068           $6.881           $6.500               --
  Accumulation Unit Value at end of
   period                                   $7.530           $7.068           $6.881               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  649              433              216               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.068           $6.881           $6.298           $4.681
  Accumulation Unit Value at end of
   period                                   $7.530           $7.068           $6.881           $6.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  649              433              216              194
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $7.056           $6.873           $6.293           $4.680
  Accumulation Unit Value at end of
   period                                   $7.514           $7.056           $6.873           $6.293
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   66               68               68               70
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.239          $11.934          $11.289               --
  Accumulation Unit Value at end of
   period                                  $13.020          $12.239          $11.934               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  192              205              212               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.718           $8.047          $10.000               --
  Accumulation Unit Value at end of
   period                                   $4.719           $6.718           $8.047               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,253              700              134               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.703           $8.041          $10.000               --
  Accumulation Unit Value at end of
   period                                   $4.702           $6.703           $8.041               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  316              176               56               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.705           $8.493               --               --
  Accumulation Unit Value at end of
   period                                   $4.701           $6.705               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  236              131               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.340               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.684               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  665               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.691           $8.487               --               --
  Accumulation Unit Value at end of
   period                                   $4.684           $6.691               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  665              189               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.340               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.681               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   38               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $4.340               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.680               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $7.020           $6.848           $6.481               --
  Accumulation Unit Value at end of
   period                                   $7.464           $7.020           $6.848               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  162              178              185               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.020           $6.848           $6.280           $4.677
  Accumulation Unit Value at end of
   period                                   $7.464           $7.020           $6.848           $6.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  162              178              185              180
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.063          $11.785          $11.168               --
  Accumulation Unit Value at end of
   period                                  $12.807          $12.063          $11.785               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.931          $13.901          $12.826          $10.818
  Accumulation Unit Value at end of
   period                                  $14.890          $13.931          $13.901          $12.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  844              784              766              794
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.818          $13.808          $12.760          $10.778
  Accumulation Unit Value at end of
   period                                  $14.747          $13.818          $13.808          $12.760
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  196              196              199              184
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.794          $13.792          $12.752          $10.776
  Accumulation Unit Value at end of
   period                                  $14.715          $13.794          $13.792          $12.752
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  162              160              144              153
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.682          $13.701          $12.686          $10.737
  Accumulation Unit Value at end of
   period                                  $14.574          $13.682          $13.701          $12.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  994              900              806              839
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.682          $13.701          $12.686          $10.737
  Accumulation Unit Value at end of
   period                                  $14.574          $13.682          $13.701          $12.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  994              900              806              839
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.612          $13.651          $12.784               --
  Accumulation Unit Value at end of
   period                                  $14.478          $13.612          $13.651               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  649              546              211               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.612          $13.651          $12.659          $10.730
  Accumulation Unit Value at end of
   period                                  $14.478          $13.612          $13.651          $12.659
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  649              546              211              168

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.340               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.677               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   62               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.447          $10.147          $10.000               --
  Accumulation Unit Value at end of
   period                                  $10.818          $10.447          $10.147               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  633              356               45               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.424          $10.141          $10.000               --
  Accumulation Unit Value at end of
   period                                  $10.778          $10.424          $10.141               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  177               99                7               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.428          $10.514               --               --
  Accumulation Unit Value at end of
   period                                  $10.776          $10.428               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  131               59               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.942               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.737               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  278               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.405          $10.506               --               --
  Accumulation Unit Value at end of
   period                                  $10.737          $10.405               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  278               83               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.941               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.730               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   41               --               --               --

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.589          $13.635          $12.650          $10.728
  Accumulation Unit Value at end of
   period                                  $14.446          $13.589          $13.635          $12.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   61               59               53               45
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.078          $14.139          $13.259               --
  Accumulation Unit Value at end of
   period                                  $14.950          $14.078          $14.139               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  290              375              258               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.520          $13.585          $12.745               --
  Accumulation Unit Value at end of
   period                                  $14.350          $13.520          $13.585               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  173              188              181               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.520          $13.585          $12.623          $10.721
  Accumulation Unit Value at end of
   period                                  $14.350          $13.520          $13.585          $12.623
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  173              188              181              176
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.874          $13.963          $13.118               --
  Accumulation Unit Value at end of
   period                                  $14.705          $13.874          $13.963               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) CAPITAL OPPORTUNITIES SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.332           $6.322           $5.706           $4.547
  Accumulation Unit Value at end of
   period                                   $7.099           $6.332           $6.322           $5.706
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  315              328              354              389
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.281           $6.280           $5.677           $4.530
  Accumulation Unit Value at end of
   period                                   $7.031           $6.281           $6.280           $5.677
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  123              158              179              198
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.270           $6.272           $5.673           $4.529
  Accumulation Unit Value at end of
   period                                   $7.015           $6.270           $6.272           $5.673
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  100              111              124              147
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.219           $6.230           $5.643           $4.513
  Accumulation Unit Value at end of
   period                                   $6.948           $6.219           $6.230           $5.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  259              291              326              394
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.219           $6.230           $5.643           $4.513
  Accumulation Unit Value at end of
   period                                   $6.948           $6.219           $6.230           $5.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  259              291              326              394

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.941               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.728               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.941               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.721               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) CAPITAL OPPORTUNITIES SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.565           $8.709          $10.000               --
  Accumulation Unit Value at end of
   period                                   $4.547           $6.565           $8.709               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  430              358              135               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.550           $8.703          $10.000               --
  Accumulation Unit Value at end of
   period                                   $4.530           $6.550           $8.703               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  220              217               76               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.553           $9.444               --               --
  Accumulation Unit Value at end of
   period                                   $4.529           $6.553               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  157              125               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.241               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.513               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  335               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.538           $9.437               --               --
  Accumulation Unit Value at end of
   period                                   $4.513           $6.538               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  335              264               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.188           $6.208           $5.780               --
  Accumulation Unit Value at end of
   period                                   $6.902           $6.188           $6.208               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               22               16               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.188           $6.208           $5.631           $4.510
  Accumulation Unit Value at end of
   period                                   $6.902           $6.188           $6.208           $5.631
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               22               16                7
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $6.177           $6.200           $5.627           $4.509
  Accumulation Unit Value at end of
   period                                   $6.887           $6.177           $6.200           $5.627
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                2                2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.208           $8.247           $7.690               --
  Accumulation Unit Value at end of
   period                                   $9.142           $8.208           $8.247               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               23               24               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $6.145           $6.178           $5.763               --
  Accumulation Unit Value at end of
   period                                   $6.841           $6.145           $6.178               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               36               30               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.145           $6.178           $5.615           $4.506
  Accumulation Unit Value at end of
   period                                   $6.841           $6.145           $6.178           $5.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               36               30               30
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.090           $8.145           $7.608               --
  Accumulation Unit Value at end of
   period                                   $8.992           $8.090           $8.145               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.370           $4.992           $4.486           $3.497
  Accumulation Unit Value at end of
   period                                   $5.707           $5.370           $4.992           $4.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  331              375              434              498
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.326           $4.959           $4.463           $3.484
  Accumulation Unit Value at end of
   period                                   $5.652           $5.326           $4.959           $4.463
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  155              169              261              285
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.317           $4.953           $4.460           $3.483
  Accumulation Unit Value at end of
   period                                   $5.640           $5.317           $4.953           $4.460
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   90              102              114              143

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.241               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.510               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $4.241               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.509               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.241               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.506               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.359           $8.179          $10.000               --
  Accumulation Unit Value at end of
   period                                   $3.497           $5.359           $8.179               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  501              488              217               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.347           $8.174          $10.000               --
  Accumulation Unit Value at end of
   period                                   $3.484           $5.347           $8.174               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  296              256              155               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.349           $7.761               --               --
  Accumulation Unit Value at end of
   period                                   $3.483           $5.349               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  154              153               --               --

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.274           $4.920           $4.437           $3.471
  Accumulation Unit Value at end of
   period                                   $5.586           $5.274           $4.920           $4.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  521              535              559              621
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.274           $4.920           $4.437           $3.471
  Accumulation Unit Value at end of
   period                                   $5.586           $5.274           $4.920           $4.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  521              535              559              621
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.247           $4.902           $4.563               --
  Accumulation Unit Value at end of
   period                                   $5.549           $5.247           $4.902               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   77               73               57               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.247           $4.902           $4.427           $3.468
  Accumulation Unit Value at end of
   period                                   $5.549           $5.247           $4.902           $4.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   77               73               57               56
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $5.238           $4.896           $4.424           $3.468
  Accumulation Unit Value at end of
   period                                   $5.537           $5.238           $4.896           $4.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   86               82               85               85
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.805           $7.304           $6.807               --
  Accumulation Unit Value at end of
   period                                   $8.242           $7.805           $7.304               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   35               30               30               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $5.211           $4.879           $4.549               --
  Accumulation Unit Value at end of
   period                                   $5.500           $5.211           $4.879               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   66               54               56               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.211           $4.879           $4.415           $3.465
  Accumulation Unit Value at end of
   period                                   $5.500           $5.211           $4.879           $4.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   66               54               56               61
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.693           $7.213           $6.735               --
  Accumulation Unit Value at end of
   period                                   $8.107           $7.693           $7.213               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.393           $6.211           $5.774           $4.764
  Accumulation Unit Value at end of
   period                                   $6.775           $6.393           $6.211           $5.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  205              213              245              266

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.315               --               --               --
  Accumulation Unit Value at end of
   period                                   $3.471               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  447               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.338           $7.755               --               --
  Accumulation Unit Value at end of
   period                                   $3.471           $5.338               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  447              298               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.315               --               --               --
  Accumulation Unit Value at end of
   period                                   $3.468               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $3.315               --               --               --
  Accumulation Unit Value at end of
   period                                   $3.468               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.315               --               --               --
  Accumulation Unit Value at end of
   period                                   $3.465               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.674           $8.932          $10.000               --
  Accumulation Unit Value at end of
   period                                   $4.764           $6.674           $8.932               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  263              210               74               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.341           $6.169           $5.744           $4.747
  Accumulation Unit Value at end of
   period                                   $6.710           $6.341           $6.169           $5.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   84              103              131              149
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.330           $6.162           $5.740           $4.746
  Accumulation Unit Value at end of
   period                                   $6.695           $6.330           $6.162           $5.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   39               73               67               79
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.279           $6.121           $5.711           $4.729
  Accumulation Unit Value at end of
   period                                   $6.631           $6.279           $6.121           $5.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  255              275              298              310
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.279           $6.121           $5.711           $4.729
  Accumulation Unit Value at end of
   period                                   $6.631           $6.279           $6.121           $5.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  255              275              298              310
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.247           $6.099           $5.827               --
  Accumulation Unit Value at end of
   period                                   $6.587           $6.247           $6.099               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  118               89               49               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.247           $6.099           $5.699           $4.726
  Accumulation Unit Value at end of
   period                                   $6.587           $6.247           $6.099           $5.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  118               89               49               37
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $6.236           $6.092           $5.695           $4.725
  Accumulation Unit Value at end of
   period                                   $6.572           $6.236           $6.092           $5.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                7                9                8
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.739           $7.568           $7.240               --
  Accumulation Unit Value at end of
   period                                   $8.149           $7.739           $7.568               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   79               88               92               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $6.204           $6.070           $5.809               --
  Accumulation Unit Value at end of
   period                                   $6.529           $6.204           $6.070               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               61               67               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.204           $6.070           $5.683           $4.722
  Accumulation Unit Value at end of
   period                                   $6.529           $6.204           $6.070           $5.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               61               67               68

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.660           $8.926          $10.000               --
  Accumulation Unit Value at end of
   period                                   $4.747           $6.660           $8.926               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  176              130               51               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.662           $9.086               --               --
  Accumulation Unit Value at end of
   period                                   $4.746           $6.662               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   75               97               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.623               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.729               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  139               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.648           $9.079               --               --
  Accumulation Unit Value at end of
   period                                   $4.729           $6.648               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  139               76               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.623               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.726               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $4.623               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.725               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.623               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.722               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               --               --               --

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.628           $7.473           $7.163               --
  Accumulation Unit Value at end of
   period                                   $8.015           $7.628           $7.473               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.873           $8.393           $7.651           $6.359
  Accumulation Unit Value at end of
   period                                   $9.877           $8.873           $8.393           $7.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  383              551              655              737
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.801           $8.338           $7.612           $6.335
  Accumulation Unit Value at end of
   period                                   $9.782           $8.801           $8.338           $7.612
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   92              123              163              197
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.786           $8.328           $7.607           $6.334
  Accumulation Unit Value at end of
   period                                   $9.761           $8.786           $8.328           $7.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  115              123              118              133
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.715           $8.273           $7.568           $6.311
  Accumulation Unit Value at end of
   period                                   $9.667           $8.715           $8.273           $7.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  284              332              417              387
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.715           $8.273           $7.568           $6.311
  Accumulation Unit Value at end of
   period                                   $9.667           $8.715           $8.273           $7.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  284              332              417              387
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.670           $8.243           $7.636               --
  Accumulation Unit Value at end of
   period                                   $9.603           $8.670           $8.243               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  326              244               38               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.670           $8.243           $7.552           $6.307
  Accumulation Unit Value at end of
   period                                   $9.603           $8.670           $8.243           $7.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  326              244               38               15
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.656           $8.233           $7.546           $6.306
  Accumulation Unit Value at end of
   period                                   $9.582           $8.656           $8.233           $7.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10               10                9               10
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.582           $8.170           $7.580               --
  Accumulation Unit Value at end of
   period                                   $9.490           $8.582           $8.170               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   99               90              119               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.167           $9.864          $10.000               --
  Accumulation Unit Value at end of
   period                                   $6.359           $8.167           $9.864               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  507              285               57               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.149           $9.858          $10.000               --
  Accumulation Unit Value at end of
   period                                   $6.335           $8.149           $9.858               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  220              171               68               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.152           $9.768               --               --
  Accumulation Unit Value at end of
   period                                   $6.334           $8.152               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  127               94               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.052               --               --               --
  Accumulation Unit Value at end of
   period                                   $6.311               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  218               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.134           $9.761               --               --
  Accumulation Unit Value at end of
   period                                   $6.311           $8.134               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  218               80               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.052               --               --               --
  Accumulation Unit Value at end of
   period                                   $6.307               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $6.052               --               --               --
  Accumulation Unit Value at end of
   period                                   $6.306               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.611           $8.203           $7.613               --
  Accumulation Unit Value at end of
   period                                   $9.518           $8.611           $8.203               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   48               56               51               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.611           $8.203           $7.530           $6.302
  Accumulation Unit Value at end of
   period                                   $9.518           $8.611           $8.203           $7.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   48               56               51               47
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.458           $8.069           $7.499               --
  Accumulation Unit Value at end of
   period                                   $9.335           $8.458           $8.069               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.089          $12.923          $11.784          $10.284
  Accumulation Unit Value at end of
   period                                  $14.428          $13.089          $12.923          $11.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,473            2,615            2,750            2,852
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.983          $12.837          $11.723          $10.246
  Accumulation Unit Value at end of
   period                                  $14.290          $12.983          $12.837          $11.723
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  910              992            1,058            1,154
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.961          $12.822          $11.715          $10.244
  Accumulation Unit Value at end of
   period                                  $14.258          $12.961          $12.822          $11.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  604              669              687              698
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.856          $12.737          $11.655          $10.207
  Accumulation Unit Value at end of
   period                                  $14.121          $12.856          $12.737          $11.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,065            3,432            3,602            3,595
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.856          $12.737          $11.655          $10.207
  Accumulation Unit Value at end of
   period                                  $14.121          $12.856          $12.737          $11.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,065            3,432            3,602            3,595
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.790          $12.691          $11.783               --
  Accumulation Unit Value at end of
   period                                  $14.028          $12.790          $12.691               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,608            1,307              567               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.790          $12.691          $11.630          $10.200
  Accumulation Unit Value at end of
   period                                  $14.028          $12.790          $12.691          $11.630
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,608            1,307              567              505

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.052               --               --               --
  Accumulation Unit Value at end of
   period                                   $6.302               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.008          $11.147          $10.000               --
  Accumulation Unit Value at end of
   period                                  $10.284          $11.008          $11.147               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,458              786               71               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.984          $11.139          $10.000               --
  Accumulation Unit Value at end of
   period                                  $10.246          $10.984          $11.139               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,063              284               22               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.988          $11.088               --               --
  Accumulation Unit Value at end of
   period                                  $10.244          $10.988               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  691              469               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.738               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.207               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,653               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.964          $11.079               --               --
  Accumulation Unit Value at end of
   period                                  $10.207          $10.964               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,653              472               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.737               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.200               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  109               --               --               --

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.768          $12.675          $11.622          $10.198
  Accumulation Unit Value at end of
   period                                  $13.997          $12.768          $12.675          $11.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  114              127              142              136
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.673          $12.594          $11.709               --
  Accumulation Unit Value at end of
   period                                  $13.879          $12.673          $12.594               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  682              827              858               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.703          $12.630          $11.748               --
  Accumulation Unit Value at end of
   period                                  $13.905          $12.703          $12.630               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  348              394              409               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.703          $12.630          $11.597          $10.192
  Accumulation Unit Value at end of
   period                                  $13.905          $12.703          $12.630          $11.597
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  348              394              409              403
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.491          $12.437          $11.585               --
  Accumulation Unit Value at end of
   period                                  $13.652          $12.491          $12.437               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                4                4               --
MORGAN STANLEY BALANCED GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.957          $12.191          $11.181           $9.497
  Accumulation Unit Value at end of
   period                                  $14.343          $12.957          $12.191          $11.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  401              415              434              457
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.852          $12.110          $11.123           $9.462
  Accumulation Unit Value at end of
   period                                  $14.205          $12.852          $12.110          $11.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  391              443              500              573
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.830          $12.096          $11.116           $9.460
  Accumulation Unit Value at end of
   period                                  $14.174          $12.830          $12.096          $11.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   83               64               67               81
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.726          $12.016          $11.058           $9.426
  Accumulation Unit Value at end of
   period                                  $14.038          $12.726          $12.016          $11.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  332              371              419              432
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.726          $12.016          $11.058           $9.426
  Accumulation Unit Value at end of
   period                                  $14.038          $12.726          $12.016          $11.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  332              371              419              432

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.737               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.198               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   61               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.737               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.192               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  112               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY BALANCED GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.912          $10.983          $10.000               --
  Accumulation Unit Value at end of
   period                                   $9.497          $10.912          $10.983               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  450              286               41               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.889          $10.975          $10.000               --
  Accumulation Unit Value at end of
   period                                   $9.462          $10.889          $10.975               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  297              169               67               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.892          $11.124               --               --
  Accumulation Unit Value at end of
   period                                   $9.460          $10.892               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  104               79               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.442               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.426               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  241               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.869          $11.116               --               --
  Accumulation Unit Value at end of
   period                                   $9.426          $10.869               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  241               98               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.661          $11.972          $11.144               --
  Accumulation Unit Value at end of
   period                                  $13.945          $12.661          $11.972               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  170              142               98               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.661          $11.972          $11.035           $9.420
  Accumulation Unit Value at end of
   period                                  $13.945          $12.661          $11.972          $11.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  170              142               98               47
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.639          $11.958          $11.027           $9.418
  Accumulation Unit Value at end of
   period                                  $13.914          $12.639          $11.958          $11.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10               12               15               25
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.592          $11.924          $11.115               --
  Accumulation Unit Value at end of
   period                                  $13.848          $12.592          $11.924               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   56               41               38               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.575          $11.914          $11.111               --
  Accumulation Unit Value at end of
   period                                  $13.822          $12.575          $11.914               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   42               43               82               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.575          $11.914          $11.004           $9.412
  Accumulation Unit Value at end of
   period                                  $13.822          $12.575          $11.914          $11.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   42               43               82               93
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.533          $11.892          $11.106               --
  Accumulation Unit Value at end of
   period                                  $13.756          $12.533          $11.892               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY CAPITAL OPPORTUNITIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $4.375           $3.633           $3.013           $2.163
  Accumulation Unit Value at end of
   period                                   $4.634           $4.375           $3.633           $3.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  651            1,134            1,299            1,482
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.339           $3.609           $2.998           $2.155
  Accumulation Unit Value at end of
   period                                   $4.590           $4.339           $3.609           $2.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  292              346              393              482
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.332           $3.605           $2.996           $2.155
  Accumulation Unit Value at end of
   period                                   $4.580           $4.332           $3.605           $2.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  112              124              138              155

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.442               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.420               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.442               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.418               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.442               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.412               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY CAPITAL OPPORTUNITIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $3.921           $6.276          $10.000               --
  Accumulation Unit Value at end of
   period                                   $2.163           $3.921           $6.276               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,347            1,539              396               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.913           $6.272          $10.000               --
  Accumulation Unit Value at end of
   period                                   $2.155           $3.913           $6.272               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  476              418              200               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.914           $6.888               --               --
  Accumulation Unit Value at end of
   period                                   $2.155           $3.914               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  173              154               --               --

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.297           $3.581           $2.980           $2.147
  Accumulation Unit Value at end of
   period                                   $4.536           $4.297           $3.581           $2.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  507              541              631              735
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.297           $3.581           $2.980           $2.147
  Accumulation Unit Value at end of
   period                                   $4.536           $4.297           $3.581           $2.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  507              541              631              735
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.275           $3.568           $3.061               --
  Accumulation Unit Value at end of
   period                                   $4.506           $4.275           $3.568               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   90               64               60               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.275           $3.568           $2.974           $2.146
  Accumulation Unit Value at end of
   period                                   $4.506           $4.275           $3.568           $2.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   90               64               60               45
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $4.267           $3.564           $2.972           $2.145
  Accumulation Unit Value at end of
   period                                   $4.496           $4.267           $3.564           $2.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15               14               14               29
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.251           $3.554           $3.053               --
  Accumulation Unit Value at end of
   period                                   $4.474           $4.251           $3.554               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  128               80               69               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $4.246           $3.551           $3.052               --
  Accumulation Unit Value at end of
   period                                   $4.466           $4.246           $3.551               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   91               94              113               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.246           $3.551           $2.965           $2.144
  Accumulation Unit Value at end of
   period                                   $4.466           $4.246           $3.551           $2.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   91               94              113              108
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.232           $3.544           $3.051               --
  Accumulation Unit Value at end of
   period                                   $4.445           $4.232           $3.544               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY DEVELOPING GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.745           $7.497           $6.241           $4.488
  Accumulation Unit Value at end of
   period                                   $9.512           $8.745           $7.497           $6.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  199              346              369              420

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.025               --               --               --
  Accumulation Unit Value at end of
   period                                   $2.147               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  593               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.906           $6.883               --               --
  Accumulation Unit Value at end of
   period                                   $2.147           $3.906               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  593              310               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.024               --               --               --
  Accumulation Unit Value at end of
   period                                   $2.146               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $2.024               --               --               --
  Accumulation Unit Value at end of
   period                                   $2.145               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.024               --               --               --
  Accumulation Unit Value at end of
   period                                   $2.144               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   17               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY DEVELOPING GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.324           $8.637          $10.000               --
  Accumulation Unit Value at end of
   period                                   $4.488           $6.324           $8.637               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  283              234              111               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.674           $7.448           $6.209           $4.471
  Accumulation Unit Value at end of
   period                                   $9.421           $8.674           $7.448           $6.209
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   53               64               73               95
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.659           $7.439           $6.205           $4.470
  Accumulation Unit Value at end of
   period                                   $9.400           $8.659           $7.439           $6.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               28               31               27
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.589           $7.389           $6.173           $4.454
  Accumulation Unit Value at end of
   period                                   $9.310           $8.589           $7.389           $6.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  216              226              247              236
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.589           $7.389           $6.173           $4.454
  Accumulation Unit Value at end of
   period                                   $9.310           $8.589           $7.389           $6.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  216              226              247              236
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.545           $7.363           $6.316               --
  Accumulation Unit Value at end of
   period                                   $9.249           $8.545           $7.363               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   59               52               19               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.545           $7.363           $6.159           $4.451
  Accumulation Unit Value at end of
   period                                   $9.249           $8.545           $7.363           $6.159
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   59               52               19               17
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.531           $7.354           $6.155           $4.450
  Accumulation Unit Value at end of
   period                                   $9.228           $8.531           $7.354           $6.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10               20               17               23
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.498           $7.333           $6.300               --
  Accumulation Unit Value at end of
   period                                   $9.184           $8.498           $7.333               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46               44               37               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.487           $7.327           $6.297               --
  Accumulation Unit Value at end of
   period                                   $9.167           $8.487           $7.327               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   17               20               19               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.487           $7.327           $6.142           $4.448
  Accumulation Unit Value at end of
   period                                   $9.167           $8.487           $7.327           $6.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   17               20               19               19

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.310           $8.632          $10.000               --
  Accumulation Unit Value at end of
   period                                   $4.471           $6.310           $8.632               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  106               89               49               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.312           $8.704               --               --
  Accumulation Unit Value at end of
   period                                   $4.470           $6.312               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               28               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.265               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.454               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   94               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.299           $8.697               --               --
  Accumulation Unit Value at end of
   period                                   $4.454           $6.299               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   94               54               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.265               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.451               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $4.265               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.450               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.265               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.448               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5               --               --               --

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.459           $7.314           $6.294               --
  Accumulation Unit Value at end of
   period                                   $9.123           $8.459           $7.314               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.661          $11.240          $10.561           $8.410
  Accumulation Unit Value at end of
   period                                  $12.749          $11.661          $11.240          $10.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  877            1,119            1,327            1,527
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.566          $11.165          $10.507           $8.379
  Accumulation Unit Value at end of
   period                                  $12.626          $11.566          $11.165          $10.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  324              400              475              537
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.547          $11.152          $10.500           $8.377
  Accumulation Unit Value at end of
   period                                  $12.599          $11.547          $11.152          $10.500
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  223              242              261              287
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.453          $11.078          $10.446           $8.347
  Accumulation Unit Value at end of
   period                                  $12.478          $11.453          $11.078          $10.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  953            1,117            1,271            1,271
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.453          $11.078          $10.446           $8.347
  Accumulation Unit Value at end of
   period                                  $12.478          $11.453          $11.078          $10.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  953            1,117            1,271            1,271
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.394          $11.038          $10.434               --
  Accumulation Unit Value at end of
   period                                  $12.395          $11.394          $11.038               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  216              197              158               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.394          $11.038          $10.423           $8.342
  Accumulation Unit Value at end of
   period                                  $12.395          $11.394          $11.038          $10.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  216              197              158              142
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.375          $11.024          $10.416           $8.340
  Accumulation Unit Value at end of
   period                                  $12.368          $11.375          $11.024          $10.416
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               33               31               56
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.332          $10.994          $10.407               --
  Accumulation Unit Value at end of
   period                                  $12.309          $11.332          $10.994               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  122              134              163               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.430          $11.228          $10.000               --
  Accumulation Unit Value at end of
   period                                   $8.410          $10.430          $11.228               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,369              938              157               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.407          $11.221          $10.000               --
  Accumulation Unit Value at end of
   period                                   $8.379          $10.407          $11.221               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  543              369               72               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.410          $11.130               --               --
  Accumulation Unit Value at end of
   period                                   $8.377          $10.410               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  333              231               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.366               --               --               --
  Accumulation Unit Value at end of
   period                                   $8.347               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  894               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.388          $11.121               --               --
  Accumulation Unit Value at end of
   period                                   $8.347          $10.388               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  894              398               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.366               --               --               --
  Accumulation Unit Value at end of
   period                                   $8.342               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   27               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.366               --               --               --
  Accumulation Unit Value at end of
   period                                   $8.340               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.317          $10.984          $10.403               --
  Accumulation Unit Value at end of
   period                                  $12.286          $11.317          $10.984               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  183              200              215               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.317          $10.984          $10.394           $8.335
  Accumulation Unit Value at end of
   period                                  $12.286          $11.317          $10.984          $10.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  183              200              215              222
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.279          $10.964          $10.398               --
  Accumulation Unit Value at end of
   period                                  $12.227          $11.279          $10.964               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY EQUALLY-WEIGHTED S&P
 500 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.327          $13.520          $11.798           $8.750
  Accumulation Unit Value at end of
   period                                  $16.279          $14.327          $13.520          $11.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  798              866              835              855
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.210          $13.431          $11.737           $8.718
  Accumulation Unit Value at end of
   period                                  $16.122          $14.210          $13.431          $11.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  340              420              419              436
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.187          $13.415          $11.729           $8.716
  Accumulation Unit Value at end of
   period                                  $16.087          $14.187          $13.415          $11.729
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  167              158              135              142
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.071          $13.326          $11.668           $8.684
  Accumulation Unit Value at end of
   period                                  $15.932          $14.071          $13.326          $11.668
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  949            1,036            1,035              987
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.071          $13.326          $11.668           $8.684
  Accumulation Unit Value at end of
   period                                  $15.932          $14.071          $13.326          $11.668
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  949            1,036            1,035              987
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.999          $13.277          $11.890               --
  Accumulation Unit Value at end of
   period                                  $15.827          $13.999          $13.277               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  807              699              214               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.999          $13.277          $11.644           $8.679
  Accumulation Unit Value at end of
   period                                  $15.827          $13.999          $13.277          $11.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  807              699              214              158

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.366               --               --               --
  Accumulation Unit Value at end of
   period                                   $8.335               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   71               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY EQUALLY-WEIGHTED S&P
 500 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.600          $10.984          $10.000               --
  Accumulation Unit Value at end of
   period                                   $8.750          $10.600          $10.984               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  701              388               39               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.577          $10.977          $10.000               --
  Accumulation Unit Value at end of
   period                                   $8.718          $10.577          $10.977               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  377              165               29               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.581          $11.077               --               --
  Accumulation Unit Value at end of
   period                                   $8.716          $10.581               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  122               81               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.284               --               --               --
  Accumulation Unit Value at end of
   period                                   $8.684               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  486               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.558          $11.069               --               --
  Accumulation Unit Value at end of
   period                                   $8.684          $10.558               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  486              173               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.284               --               --               --
  Accumulation Unit Value at end of
   period                                   $8.679               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   48               --               --               --

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.975          $13.261          $11.635           $8.677
  Accumulation Unit Value at end of
   period                                  $15.792          $13.975          $13.261          $11.635
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   50               58               54               54
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.923          $13.224          $11.859               --
  Accumulation Unit Value at end of
   period                                  $15.717          $13.923          $13.224               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  202              211              206               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.904          $13.213          $11.855               --
  Accumulation Unit Value at end of
   period                                  $15.688          $13.904          $13.213               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  122              131              140               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.904          $13.213          $11.611           $8.672
  Accumulation Unit Value at end of
   period                                  $15.688          $13.904          $13.213          $11.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  122              131              140              141
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.858          $13.189          $11.849               --
  Accumulation Unit Value at end of
   period                                  $15.612          $13.858          $13.189               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
MORGAN STANLEY FLEXIBLE INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.290          $11.167          $10.633           $9.539
  Accumulation Unit Value at end of
   period                                  $11.754          $11.290          $11.167          $10.633
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  358              434              488              544
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.198          $11.093          $10.578           $9.505
  Accumulation Unit Value at end of
   period                                  $11.641          $11.198          $11.093          $10.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  173              163              171              216
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.179          $11.080          $10.571           $9.503
  Accumulation Unit Value at end of
   period                                  $11.615          $11.179          $11.080          $10.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   99              104              117              136
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.089          $11.007          $10.517           $9.468
  Accumulation Unit Value at end of
   period                                  $11.504          $11.089          $11.007          $10.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  403              430              478              509
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.089          $11.007          $10.517           $9.468
  Accumulation Unit Value at end of
   period                                  $11.504          $11.089          $11.007          $10.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  403              430              478              509

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.284               --               --               --
  Accumulation Unit Value at end of
   period                                   $8.677               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.284               --               --               --
  Accumulation Unit Value at end of
   period                                   $8.672               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   80               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY FLEXIBLE INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.917           $9.470          $10.000               --
  Accumulation Unit Value at end of
   period                                   $9.539           $8.917           $9.470               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  530              206               41               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.898           $9.464          $10.000               --
  Accumulation Unit Value at end of
   period                                   $9.505           $8.898           $9.464               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  428               89               17               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.901           $9.628               --               --
  Accumulation Unit Value at end of
   period                                   $9.503           $8.901               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  132               55               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.066               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.468               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  325               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.882           $9.621               --               --
  Accumulation Unit Value at end of
   period                                   $9.468           $8.882               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  325               53               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.032          $10.967          $10.558               --
  Accumulation Unit Value at end of
   period                                  $11.428          $11.032          $10.967               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  195              169              129               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.032          $10.967          $10.494           $9.462
  Accumulation Unit Value at end of
   period                                  $11.428          $11.032          $10.967          $10.494
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  195              169              129              125
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.013          $10.954          $10.487           $9.460
  Accumulation Unit Value at end of
   period                                  $11.402          $11.013          $10.954          $10.487
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               33               34               43
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.971          $10.923          $10.530               --
  Accumulation Unit Value at end of
   period                                  $11.348          $10.971          $10.923               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   92               97               97               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.957          $10.914          $10.526               --
  Accumulation Unit Value at end of
   period                                  $11.327          $10.957          $10.914               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   84               87               98               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.957          $10.914          $10.464           $9.454
  Accumulation Unit Value at end of
   period                                  $11.327          $10.957          $10.914          $10.464
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   84               87               98              108
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.920          $10.894          $10.521               --
  Accumulation Unit Value at end of
   period                                  $11.272          $10.920          $10.894               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY FOCUS GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.182           $6.387           $6.005           $5.069
  Accumulation Unit Value at end of
   period                                   $7.084           $7.182           $6.387           $6.005
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,330            1,637            1,959            2,434
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.124           $6.344           $5.974           $5.051
  Accumulation Unit Value at end of
   period                                   $7.016           $7.124           $6.344           $5.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  525              625              736              902
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.112           $6.337           $5.970           $5.050
  Accumulation Unit Value at end of
   period                                   $7.000           $7.112           $6.337           $5.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  244              285              326              393

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.065               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.462               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.065               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.460               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.065               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.454               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   40               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY FOCUS GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.574           $9.489          $10.000               --
  Accumulation Unit Value at end of
   period                                   $5.069           $6.574           $9.489               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,610            2,333              845               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.560           $9.483          $10.000               --
  Accumulation Unit Value at end of
   period                                   $5.051           $6.560           $9.483               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  931              869              363               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.562           $8.910               --               --
  Accumulation Unit Value at end of
   period                                   $5.050           $6.562               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  440              388               --               --

26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.054           $6.295           $5.939           $5.031
  Accumulation Unit Value at end of
   period                                   $6.933           $7.054           $6.295           $5.939
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,245            1,444            1,636            2,055
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.054           $6.295           $5.939           $5.031
  Accumulation Unit Value at end of
   period                                   $6.933           $7.054           $6.295           $5.939
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,245            1,444            1,636            2,055
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.018           $6.272           $5.972               --
  Accumulation Unit Value at end of
   period                                   $6.887           $7.018           $6.272               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  267              270              294               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.018           $6.272           $5.927           $5.028
  Accumulation Unit Value at end of
   period                                   $6.887           $7.018           $6.272           $5.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  267              270              294              324
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $7.006           $6.264           $5.923           $5.027
  Accumulation Unit Value at end of
   period                                   $6.872           $7.006           $6.264           $5.923
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   53               55               52               66
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.980           $6.247           $5.957               --
  Accumulation Unit Value at end of
   period                                   $6.839           $6.980           $6.247               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  118              122              135               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $6.970           $6.242           $5.954               --
  Accumulation Unit Value at end of
   period                                   $6.827           $6.970           $6.242               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  262              283              331               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.970           $6.242           $5.910           $5.024
  Accumulation Unit Value at end of
   period                                   $6.827           $6.970           $6.242           $5.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  262              283              331              333
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.947           $6.230           $5.952               --
  Accumulation Unit Value at end of
   period                                   $6.794           $6.947           $6.230               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                4                5               --
MORGAN STANLEY GLOBAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.179           $8.446           $7.947           $6.005
  Accumulation Unit Value at end of
   period                                  $10.973           $9.179           $8.446           $7.947
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  167              181              181              273

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.047               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.031               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,188               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.548           $8.903               --               --
  Accumulation Unit Value at end of
   period                                   $5.031           $6.548               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,188              618               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.047               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.028               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   81               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $5.047               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.027               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   27               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.047               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.024               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  133               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY GLOBAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.395           $9.086          $10.000               --
  Accumulation Unit Value at end of
   period                                   $6.005           $7.395           $9.086               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  286              251               54               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.105           $8.390           $7.906           $5.983
  Accumulation Unit Value at end of
   period                                  $10.868           $9.105           $8.390           $7.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   87               91              102              109
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.089           $8.380           $7.900           $5.982
  Accumulation Unit Value at end of
   period                                  $10.844           $9.089           $8.380           $7.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   44               47               57               61
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.016           $8.325           $7.860           $5.960
  Accumulation Unit Value at end of
   period                                  $10.740           $9.016           $8.325           $7.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  227              244              246              239
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.016           $8.325           $7.860           $5.960
  Accumulation Unit Value at end of
   period                                  $10.740           $9.016           $8.325           $7.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  227              244              246              239
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.969           $8.295           $7.875               --
  Accumulation Unit Value at end of
   period                                  $10.669           $8.969           $8.295               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   36               34               27               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.969           $8.295           $7.843           $5.956
  Accumulation Unit Value at end of
   period                                  $10.669           $8.969           $8.295           $7.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   36               34               27               23
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.954           $8.285           $7.838           $5.955
  Accumulation Unit Value at end of
   period                                  $10.646           $8.954           $8.285           $7.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               17               18               27
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.920           $8.262           $7.854               --
  Accumulation Unit Value at end of
   period                                  $10.595           $8.920           $8.262               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               21               21               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.908           $8.255           $7.851               --
  Accumulation Unit Value at end of
   period                                  $10.575           $8.908           $8.255               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               24               29               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.908           $8.255           $7.821           $5.951
  Accumulation Unit Value at end of
   period                                  $10.575           $8.908           $8.255           $7.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               24               29               31

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.379           $9.080          $10.000               --
  Accumulation Unit Value at end of
   period                                   $5.983           $7.379           $9.080               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  102               99               30               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.382           $9.128               --               --
  Accumulation Unit Value at end of
   period                                   $5.982           $7.382               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   60               58               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.799               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.960               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  151               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.366           $9.121               --               --
  Accumulation Unit Value at end of
   period                                   $5.960           $7.366               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  151               84               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.799               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.956               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $5.799               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.955               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.799               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.951               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8               --               --               --

28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.879           $8.240           $7.848               --
  Accumulation Unit Value at end of
   period                                  $10.524           $8.879           $8.240               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.130           $6.282           $5.938           $4.762
  Accumulation Unit Value at end of
   period                                   $7.287           $7.130           $6.282           $5.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  374              288              240              292
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.072           $6.240           $5.908           $4.745
  Accumulation Unit Value at end of
   period                                   $7.217           $7.072           $6.240           $5.908
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   94               99              145              158
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.060           $6.233           $5.904           $4.744
  Accumulation Unit Value at end of
   period                                   $7.201           $7.060           $6.233           $5.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   94               96               66               66
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.002           $6.191           $5.873           $4.727
  Accumulation Unit Value at end of
   period                                   $7.132           $7.002           $6.191           $5.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  281              293              250              256
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.002           $6.191           $5.873           $4.727
  Accumulation Unit Value at end of
   period                                   $7.132           $7.002           $6.191           $5.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  281              293              250              256
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.967           $6.169           $5.964               --
  Accumulation Unit Value at end of
   period                                   $7.085           $6.967           $6.169               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  701              530               98               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.967           $6.169           $5.861           $4.724
  Accumulation Unit Value at end of
   period                                   $7.085           $6.967           $6.169           $5.861
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  701              530               98               22
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $6.955           $6.161           $5.857           $4.723
  Accumulation Unit Value at end of
   period                                   $7.069           $6.955           $6.161           $5.857
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                5                1               10
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.928           $6.144           $5.948               --
  Accumulation Unit Value at end of
   period                                   $7.035           $6.928           $6.144               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  147              114               40               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.716           $8.064          $10.000               --
  Accumulation Unit Value at end of
   period                                   $4.762           $6.716           $8.064               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  329              302              150               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.701           $8.059          $10.000               --
  Accumulation Unit Value at end of
   period                                   $4.745           $6.701           $8.059               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  170              108               76               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.704           $8.453               --               --
  Accumulation Unit Value at end of
   period                                   $4.744           $6.704               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   42               27               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.591               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.727               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  109               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.689           $8.446               --               --
  Accumulation Unit Value at end of
   period                                   $4.727           $6.689               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  109               70               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.591               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.724               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $4.591               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.723               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $6.919           $6.139           $5.946               --
  Accumulation Unit Value at end of
   period                                   $7.022           $6.919           $6.139               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               40               47               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.919           $6.139           $5.844           $4.720
  Accumulation Unit Value at end of
   period                                   $7.022           $6.919           $6.139           $5.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               40               47               45
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.896           $6.128           $5.943               --
  Accumulation Unit Value at end of
   period                                   $6.988           $6.896           $6.128               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY MONEY MARKET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.251          $10.155          $10.246          $10.359
  Accumulation Unit Value at end of
   period                                  $10.537          $10.251          $10.155          $10.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  648              642              626            1,227
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.168          $10.087          $10.193          $10.322
  Accumulation Unit Value at end of
   period                                  $10.436          $10.168          $10.087          $10.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  220              271              348              483
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.151          $10.075          $10.186          $10.320
  Accumulation Unit Value at end of
   period                                  $10.413          $10.151          $10.075          $10.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  214              181              191              198
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.069          $10.009          $10.134          $10.282
  Accumulation Unit Value at end of
   period                                  $10.313          $10.069          $10.009          $10.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,451              854              679              854
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.069          $10.009          $10.134          $10.282
  Accumulation Unit Value at end of
   period                                  $10.313          $10.069          $10.009          $10.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,451              854              679              854
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.017           $9.972          $10.098               --
  Accumulation Unit Value at end of
   period                                  $10.245          $10.017           $9.972               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  729              152              106               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.017           $9.972          $10.112          $10.276
  Accumulation Unit Value at end of
   period                                  $10.245          $10.017           $9.972          $10.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  729              152              106               75

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.590               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.720               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY MONEY MARKET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.403          $10.194          $10.000               --
  Accumulation Unit Value at end of
   period                                  $10.359          $10.403          $10.194               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,631            1,178              137               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.380          $10.188          $10.000               --
  Accumulation Unit Value at end of
   period                                  $10.322          $10.380          $10.188               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  660              450               83               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.384          $10.228               --               --
  Accumulation Unit Value at end of
   period                                  $10.320          $10.384               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  338              415               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.321               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.282               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  768               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.361          $10.220               --               --
  Accumulation Unit Value at end of
   period                                  $10.282          $10.361               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  768              482               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.321               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.276               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   64               --               --               --

30                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.000           $9.960          $10.105          $10.273
  Accumulation Unit Value at end of
   period                                  $10.223          $10.000           $9.960          $10.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   80               37               54               53
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.962           $9.932          $10.072               --
  Accumulation Unit Value at end of
   period                                  $10.174           $9.962           $9.932               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  892               81               89               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.949           $9.924          $10.068               --
  Accumulation Unit Value at end of
   period                                  $10.155           $9.949           $9.924               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  345               50               54               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.949           $9.924          $10.083          $10.267
  Accumulation Unit Value at end of
   period                                  $10.155           $9.949           $9.924          $10.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  345               50               54              106
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.916           $9.906          $10.063               --
  Accumulation Unit Value at end of
   period                                  $10.106           $9.916           $9.906               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY UIF CORE PLUS FIXED
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.136          $12.795          $12.445          $12.073
  Accumulation Unit Value at end of
   period                                  $13.423          $13.136          $12.795          $12.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,671            1,746            1,841            2,071
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.513          $13.182          $12.840          $12.475
  Accumulation Unit Value at end of
   period                                  $13.787          $13.513          $13.182          $12.840
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  577              620              657              814
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.007          $12.695          $12.373          $12.027
  Accumulation Unit Value at end of
   period                                  $13.265          $13.007          $12.695          $12.373
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  292              274              226              294
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.380          $13.079          $12.766          $12.427
  Accumulation Unit Value at end of
   period                                  $13.625          $13.380          $13.079          $12.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,553            1,712            1,883            1,987
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.380          $13.079          $12.766          $12.427
  Accumulation Unit Value at end of
   period                                  $13.625          $13.380          $13.079          $12.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,553            1,712            1,883            1,987

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.320               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.273               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.320               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.267               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   75               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY UIF CORE PLUS FIXED
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.419          $10.603          $10.000               --
  Accumulation Unit Value at end of
   period                                  $12.073          $11.419          $10.603               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,905              665               66               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.817          $10.989               --               --
  Accumulation Unit Value at end of
   period                                  $12.475          $11.817               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,111              529               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.398          $10.752               --               --
  Accumulation Unit Value at end of
   period                                  $12.027          $11.398               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  323              133               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.146               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.427               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,083               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.795          $11.142               --               --
  Accumulation Unit Value at end of
   period                                  $12.427          $11.795               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,083              256               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.258          $12.979          $12.752               --
  Accumulation Unit Value at end of
   period                                  $13.480          $13.258          $12.979               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  892              782              551               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.258          $12.979          $12.687          $12.369
  Accumulation Unit Value at end of
   period                                  $13.480          $13.258          $12.979          $12.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  892              782              551              531
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.289          $13.016          $12.729          $12.417
  Accumulation Unit Value at end of
   period                                  $13.505          $13.289          $13.016          $12.729
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   73               71               69               66
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.190          $12.932          $12.724               --
  Accumulation Unit Value at end of
   period                                  $13.391          $13.190          $12.932               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  321              316              328               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.221          $12.969          $12.766               --
  Accumulation Unit Value at end of
   period                                  $13.416          $13.221          $12.969               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  212              207              236               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.221          $12.969          $12.702          $12.409
  Accumulation Unit Value at end of
   period                                  $13.416          $13.221          $12.969          $12.702
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  212              207              236              254
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.100          $12.869          $12.685               --
  Accumulation Unit Value at end of
   period                                  $13.273          $13.100          $12.869               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
MORGAN STANLEY UIF EMERGING MARKET
 DEBT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.779          $16.078          $14.829          $11.772
  Accumulation Unit Value at end of
   period                                  $19.407          $17.779          $16.078          $14.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   62               57               62               78
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $20.468          $18.537          $17.122          $13.614
  Accumulation Unit Value at end of
   period                                  $22.309          $20.468          $18.537          $17.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               30               34               43
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $17.605          $15.952          $14.742          $11.727
  Accumulation Unit Value at end of
   period                                  $19.179          $17.605          $15.952          $14.742
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   27               24               23               25

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.097               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.369               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  139               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.146               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.417               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   27               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.145               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.409               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   82               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY UIF EMERGING MARKET
 DEBT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.941          $10.088          $10.000               --
  Accumulation Unit Value at end of
   period                                  $11.772          $10.941          $10.088               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   65               46                5               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.671          $11.701          $10.000           $9.520
  Accumulation Unit Value at end of
   period                                  $13.614          $12.671          $11.701          $10.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               30               23               14
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.921          $10.353               --               --
  Accumulation Unit Value at end of
   period                                  $11.727          $10.921               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23                2               --               --

32                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.267          $18.392          $17.023          $13.561
  Accumulation Unit Value at end of
   period                                  $22.046          $20.267          $18.392          $17.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   76               85               87               88
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $20.267          $18.392          $17.023          $13.561
  Accumulation Unit Value at end of
   period                                  $22.046          $20.267          $18.392          $17.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   76               85               87               88
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.078          $18.248          $16.979               --
  Accumulation Unit Value at end of
   period                                  $21.808          $20.078          $18.248               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   38               28               15               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.078          $18.248          $16.915          $13.496
  Accumulation Unit Value at end of
   period                                  $21.808          $20.078          $18.248          $16.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   38               28               15               11
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $20.129          $18.304          $16.975          $13.550
  Accumulation Unit Value at end of
   period                                  $21.852          $20.129          $18.304          $16.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                3                3                3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.976          $18.182          $16.940               --
  Accumulation Unit Value at end of
   period                                  $21.664          $19.976          $18.182               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               16               16               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $20.026          $18.237          $16.999               --
  Accumulation Unit Value at end of
   period                                  $21.708          $20.026          $18.237               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               11               21               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.026          $18.237          $16.938          $13.542
  Accumulation Unit Value at end of
   period                                  $21.708          $20.026          $18.237          $16.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               11               21               23
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.840          $18.095          $16.889               --
  Accumulation Unit Value at end of
   period                                  $21.473          $19.840          $18.095               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY UIF EMERGING MARKETS
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.968           $9.834           $8.108           $5.499
  Accumulation Unit Value at end of
   period                                  $17.520          $12.968           $9.834           $8.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  164              100               92               76

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.131               --               --               --
  Accumulation Unit Value at end of
   period                                  $13.561               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.648          $12.007               --               --
  Accumulation Unit Value at end of
   period                                  $13.561          $12.648               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22                5               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.080               --               --               --
  Accumulation Unit Value at end of
   period                                  $13.496               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.131               --               --               --
  Accumulation Unit Value at end of
   period                                  $13.550               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.131               --               --               --
  Accumulation Unit Value at end of
   period                                  $13.542               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY UIF EMERGING MARKETS
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.128           $6.652          $10.000               --
  Accumulation Unit Value at end of
   period                                   $5.499           $6.128           $6.652               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   72               37               21               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.677          $12.666          $10.459           $7.104
  Accumulation Unit Value at end of
   period                                  $22.497          $16.677          $12.666          $10.459
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   57               65               59               60
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.841           $9.757           $8.061           $5.478
  Accumulation Unit Value at end of
   period                                  $17.314          $12.841           $9.757           $8.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               33               25               27
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.513          $12.567          $10.398           $7.077
  Accumulation Unit Value at end of
   period                                  $22.232          $16.513          $12.567          $10.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  119              155              134              132
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.513          $12.567          $10.398           $7.077
  Accumulation Unit Value at end of
   period                                  $22.232          $16.513          $12.567          $10.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  119              155              134              132
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.362          $12.471          $10.624               --
  Accumulation Unit Value at end of
   period                                  $21.996          $16.362          $12.471               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   60               42               14               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.362          $12.471          $10.334           $7.044
  Accumulation Unit Value at end of
   period                                  $21.996          $16.362          $12.471          $10.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   60               42               14                9
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $16.401          $12.506          $10.369           $7.071
  Accumulation Unit Value at end of
   period                                  $22.037          $16.401          $12.506          $10.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                6                5                4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.279          $12.426          $10.600               --
  Accumulation Unit Value at end of
   period                                  $21.851          $16.279          $12.426               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               19               20               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $16.317          $12.461          $10.635               --
  Accumulation Unit Value at end of
   period                                  $21.892          $16.317          $12.461               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               24               24               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.317          $12.461          $10.347           $7.066
  Accumulation Unit Value at end of
   period                                  $21.892          $16.317          $12.461          $10.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               24               24               26

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.928           $8.619               --               --
  Accumulation Unit Value at end of
   period                                   $7.104           $7.928               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   59               56               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.116           $7.450               --               --
  Accumulation Unit Value at end of
   period                                   $5.478           $6.116               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16                4               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.977               --               --               --
  Accumulation Unit Value at end of
   period                                   $7.077               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   66               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.913           $9.652               --               --
  Accumulation Unit Value at end of
   period                                   $7.077           $7.913               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   66               36               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.948               --               --               --
  Accumulation Unit Value at end of
   period                                   $7.044               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $6.976               --               --               --
  Accumulation Unit Value at end of
   period                                   $7.071               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.976               --               --               --
  Accumulation Unit Value at end of
   period                                   $7.066               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

34                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.168          $12.366          $10.568               --
  Accumulation Unit Value at end of
   period                                  $21.659          $16.168          $12.366               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY UIF EQUITY AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.487          $12.750          $11.606          $10.000
  Accumulation Unit Value at end of
   period                                  $14.958          $13.487          $12.750          $11.606
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  279              274              244              116
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.434          $12.718          $11.595          $10.000
  Accumulation Unit Value at end of
   period                                  $14.876          $13.434          $12.718          $11.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               13               14               11
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.416          $12.708          $11.591          $10.000
  Accumulation Unit Value at end of
   period                                  $14.848          $13.416          $12.708          $11.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15               13                8               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.362          $12.676          $11.579          $10.000
  Accumulation Unit Value at end of
   period                                  $14.767          $13.362          $12.676          $11.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  109              270              252              222
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.362          $12.676          $11.579          $10.000
  Accumulation Unit Value at end of
   period                                  $14.767          $13.362          $12.676          $11.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  109              270              252              222
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.309          $12.644          $11.716               --
  Accumulation Unit Value at end of
   period                                  $14.686          $13.309          $12.644               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  173              126               34               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.309          $12.644          $11.567          $10.000
  Accumulation Unit Value at end of
   period                                  $14.686          $13.309          $12.644          $11.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  173              126               34               16
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.291          $12.634          $11.564          $10.000
  Accumulation Unit Value at end of
   period                                  $14.659          $13.291          $12.634          $11.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                5                5
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.256          $12.613          $11.703               --
  Accumulation Unit Value at end of
   period                                  $14.605          $13.256          $12.613               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  121              117              119               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY UIF EQUITY AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               35

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.238          $12.602          $11.698               --
  Accumulation Unit Value at end of
   period                                  $14.579          $13.238          $12.602               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               10                5               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.238          $12.602          $11.552          $10.000
  Accumulation Unit Value at end of
   period                                  $14.579          $13.238          $12.602          $11.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               10                5                4
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.194          $12.579          $11.693               --
  Accumulation Unit Value at end of
   period                                  $14.508          $13.194          $12.579               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY UIF GLOBAL FRANCHISE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.992          $13.591          $12.234          $10.000
  Accumulation Unit Value at end of
   period                                  $17.946          $14.992          $13.591          $12.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  110               78               38               12
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.932          $13.557          $12.222          $10.000
  Accumulation Unit Value at end of
   period                                  $17.847          $14.932          $13.557          $12.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               24               15                6
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.912          $13.546          $12.218          $10.000
  Accumulation Unit Value at end of
   period                                  $17.814          $14.912          $13.546          $12.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   57               42               18               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.853          $13.512          $12.206          $10.000
  Accumulation Unit Value at end of
   period                                  $17.717          $14.853          $13.512          $12.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  185              165               91               52
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.853          $13.512          $12.206          $10.000
  Accumulation Unit Value at end of
   period                                  $17.717          $14.853          $13.512          $12.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  185              165               91               52
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.793          $13.478          $12.389               --
  Accumulation Unit Value at end of
   period                                  $17.620          $14.793          $13.478               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  312              254               16               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.793          $13.478          $12.193          $10.000
  Accumulation Unit Value at end of
   period                                  $17.620          $14.793          $13.478          $12.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  312              254               16                5

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY UIF GLOBAL FRANCHISE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

36                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $14.774          $13.467          $12.189          $10.000
  Accumulation Unit Value at end of
   period                                  $17.587          $14.774          $13.467          $12.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                4                3                1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.734          $13.444          $12.375               --
  Accumulation Unit Value at end of
   period                                  $17.523          $14.734          $13.444               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  112              145               93               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $14.715          $13.433          $12.370               --
  Accumulation Unit Value at end of
   period                                  $17.491          $14.715          $13.433               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               38                6               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.715          $13.433          $12.177          $10.000
  Accumulation Unit Value at end of
   period                                  $17.491          $14.715          $13.433          $12.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               38                6                4
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.666          $13.409          $12.365               --
  Accumulation Unit Value at end of
   period                                  $17.407          $14.666          $13.409               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
MORGAN STANLEY UIF HIGH YIELD
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.284          $10.331           $9.578           $7.734
  Accumulation Unit Value at end of
   period                                  $11.005          $10.284          $10.331           $9.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  243              265              340              418
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.508          $10.571           $9.816           $7.938
  Accumulation Unit Value at end of
   period                                  $11.228          $10.508          $10.571           $9.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  121              140              182              219
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.184          $10.250           $9.522           $7.705
  Accumulation Unit Value at end of
   period                                  $10.875          $10.184          $10.250           $9.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   37               46               90              107
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.405          $10.489           $9.759           $7.908
  Accumulation Unit Value at end of
   period                                  $11.095          $10.405          $10.489           $9.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  403              456              567              627
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.405          $10.489           $9.759           $7.908
  Accumulation Unit Value at end of
   period                                  $11.095          $10.405          $10.489           $9.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  403              456              567              627

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY UIF HIGH YIELD
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.467           $8.997          $10.000               --
  Accumulation Unit Value at end of
   period                                   $7.734           $8.467           $8.997               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  320              254               60               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.703           $9.262          $10.000          $10.508
  Accumulation Unit Value at end of
   period                                   $7.938           $8.703           $9.262          $10.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  216              208              165              163
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.451           $9.664               --               --
  Accumulation Unit Value at end of
   period                                   $7.705           $8.451               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  119               69               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.521               --               --               --
  Accumulation Unit Value at end of
   period                                   $7.908               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  225               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.687           $9.947               --               --
  Accumulation Unit Value at end of
   period                                   $7.908           $8.687               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  225               58               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               37

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.308          $10.407           $9.789               --
  Accumulation Unit Value at end of
   period                                  $10.975          $10.308          $10.407               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  138              143               89               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.308          $10.407           $9.697           $7.869
  Accumulation Unit Value at end of
   period                                  $10.975          $10.308          $10.407           $9.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  138              143               89               89
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.334          $10.438           $9.731           $7.901
  Accumulation Unit Value at end of
   period                                  $10.998          $10.334          $10.438           $9.731
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               13               21               59
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.256          $10.369           $9.767               --
  Accumulation Unit Value at end of
   period                                  $10.903          $10.256          $10.369               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   99               91              109               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.282          $10.400           $9.801               --
  Accumulation Unit Value at end of
   period                                  $10.925          $10.282          $10.400               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   36               45               63               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.282          $10.400           $9.711           $7.896
  Accumulation Unit Value at end of
   period                                  $10.925          $10.282          $10.400           $9.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   36               45               63               67
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.186          $10.319           $9.738               --
  Accumulation Unit Value at end of
   period                                  $10.807          $10.186          $10.319               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY UIF SMALL COMPANY
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.501          $11.241           $9.944               --
  Accumulation Unit Value at end of
   period                                  $13.772          $12.501          $11.241               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  133               62                6               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.468          $11.229           $9.942               --
  Accumulation Unit Value at end of
   period                                  $13.715          $12.468          $11.229               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                9                5               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.457          $11.225           $9.942               --
  Accumulation Unit Value at end of
   period                                  $13.697          $12.457          $11.225               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               20                2               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.489               --               --               --
  Accumulation Unit Value at end of
   period                                   $7.869               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $7.521               --               --               --
  Accumulation Unit Value at end of
   period                                   $7.901               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.521               --               --               --
  Accumulation Unit Value at end of
   period                                   $7.896               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY UIF SMALL COMPANY
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

38                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.424          $11.212           $9.941               --
  Accumulation Unit Value at end of
   period                                  $13.640          $12.424          $11.212               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   35               28                7               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.424          $11.212           $9.941               --
  Accumulation Unit Value at end of
   period                                  $13.640          $12.424          $11.212               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   35               28                7               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.392          $11.199           $9.939               --
  Accumulation Unit Value at end of
   period                                  $13.584          $12.392          $11.199               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  334              231               27               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.392          $11.199           $9.939               --
  Accumulation Unit Value at end of
   period                                  $13.584          $12.392          $11.199               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  334              231               27               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.381          $11.195           $9.939               --
  Accumulation Unit Value at end of
   period                                  $13.565          $12.381          $11.195               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                1               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.359          $11.187           $9.938               --
  Accumulation Unit Value at end of
   period                                  $13.528          $12.359          $11.187               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               28                1               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.349          $11.182           $9.937               --
  Accumulation Unit Value at end of
   period                                  $13.510          $12.349          $11.182               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                3                1               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.349          $11.182           $9.937               --
  Accumulation Unit Value at end of
   period                                  $13.510          $12.349          $11.182               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                3                1               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.316          $11.170           $9.936               --
  Accumulation Unit Value at end of
   period                                  $13.454          $12.316          $11.170               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.104          $10.940           $9.691           $6.952
  Accumulation Unit Value at end of
   period                                  $14.391          $12.104          $10.940           $9.691
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  535              544              565              628

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.804          $10.276          $10.000               --
  Accumulation Unit Value at end of
   period                                   $6.952           $9.804          $10.276               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  641              362               47               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               39

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.856          $15.258          $13.537           $9.725
  Accumulation Unit Value at end of
   period                                  $20.012          $16.856          $15.258          $13.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  247              272              303              315
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.985          $10.855           $9.635           $6.925
  Accumulation Unit Value at end of
   period                                  $14.222          $11.985          $10.855           $9.635
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  170              189              200              213
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.691          $15.139          $13.458           $9.688
  Accumulation Unit Value at end of
   period                                  $19.776          $16.691          $15.139          $13.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  529              573              599              618
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.691          $15.139          $13.458           $9.688
  Accumulation Unit Value at end of
   period                                  $19.776          $16.691          $15.139          $13.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  529              573              599              618
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.535          $15.021          $13.547               --
  Accumulation Unit Value at end of
   period                                  $19.563          $16.535          $15.021               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  295              238               89               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.535          $15.021          $13.372           $9.641
  Accumulation Unit Value at end of
   period                                  $19.563          $16.535          $15.021          $13.372
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  295              238               89               83
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $16.577          $15.066          $13.420           $9.680
  Accumulation Unit Value at end of
   period                                  $19.603          $16.577          $15.066          $13.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               30               32               31
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.451          $14.966          $13.517               --
  Accumulation Unit Value at end of
   period                                  $19.434          $16.451          $14.966               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  155              160              165               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $16.493          $15.012          $13.564               --
  Accumulation Unit Value at end of
   period                                  $19.473          $16.493          $15.012               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  112              118              124               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.493          $15.012          $13.391           $9.673
  Accumulation Unit Value at end of
   period                                  $19.473          $16.493          $15.012          $13.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  112              118              124              117

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.736          $14.419               --               --
  Accumulation Unit Value at end of
   period                                   $9.725          $13.736               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  365              287               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.786          $10.380               --               --
  Accumulation Unit Value at end of
   period                                   $6.925           $9.786               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  217              177               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.192               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.688               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  397               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.711          $14.563               --               --
  Accumulation Unit Value at end of
   period                                   $9.688          $13.711               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  397              186               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.153               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.641               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.192               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.680               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.192               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.673               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46               --               --               --

40                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.339          $14.894          $13.476               --
  Accumulation Unit Value at end of
   period                                  $19.263          $16.339          $14.894               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
MORGAN STANLEY UTILITIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.732           $7.641           $6.247           $5.276
  Accumulation Unit Value at end of
   period                                  $10.336           $8.732           $7.641           $6.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  527              587              701              895
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.661           $7.590           $6.215           $5.257
  Accumulation Unit Value at end of
   period                                  $10.237           $8.661           $7.590           $6.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  200              219              239              267
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.646           $7.581           $6.211           $5.256
  Accumulation Unit Value at end of
   period                                  $10.215           $8.646           $7.581           $6.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  113              120              143              152
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.576           $7.531           $6.179           $5.237
  Accumulation Unit Value at end of
   period                                  $10.116           $8.576           $7.531           $6.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  352              397              403              413
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.576           $7.531           $6.179           $5.237
  Accumulation Unit Value at end of
   period                                  $10.116           $8.576           $7.531           $6.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  352              397              403              413
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.532           $7.503           $6.375               --
  Accumulation Unit Value at end of
   period                                  $10.050           $8.532           $7.503               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   43               43               34               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.532           $7.503           $6.166           $5.233
  Accumulation Unit Value at end of
   period                                  $10.050           $8.532           $7.503           $6.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   43               43               34               33
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.517           $7.494           $6.161           $5.232
  Accumulation Unit Value at end of
   period                                  $10.027           $8.517           $7.494           $6.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               27               21               25
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.485           $7.473           $6.358               --
  Accumulation Unit Value at end of
   period                                   $9.980           $8.485           $7.473               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46               54               59               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MORGAN STANLEY UTILITIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.744           $9.213          $10.000               --
  Accumulation Unit Value at end of
   period                                   $5.276           $6.744           $9.213               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,079            1,077              320               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.729           $9.207          $10.000               --
  Accumulation Unit Value at end of
   period                                   $5.257           $6.729           $9.207               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  285              264              150               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.731           $9.275               --               --
  Accumulation Unit Value at end of
   period                                   $5.256           $6.731               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  155               69               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.021               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.237               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  325               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.717           $9.268               --               --
  Accumulation Unit Value at end of
   period                                   $5.237           $6.717               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  325              207               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.021               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.233               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $5.021               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.232               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               41

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.474           $7.467           $6.356               --
  Accumulation Unit Value at end of
   period                                   $9.961           $8.474           $7.467               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   55               58               61               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.474           $7.467           $6.148           $5.229
  Accumulation Unit Value at end of
   period                                   $9.961           $8.474           $7.467           $6.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   55               58               61               62
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.446           $7.453           $6.353               --
  Accumulation Unit Value at end of
   period                                   $9.913           $8.446           $7.453               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.819          $13.607          $12.264           $9.947
  Accumulation Unit Value at end of
   period                                  $17.282          $14.819          $13.607          $12.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,389            1,440            1,487            1,529
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.699          $13.517          $12.201           $9.911
  Accumulation Unit Value at end of
   period                                  $17.116          $14.699          $13.517          $12.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  554              576              624              641
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.674          $13.501          $12.192           $9.909
  Accumulation Unit Value at end of
   period                                  $17.079          $14.674          $13.501          $12.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  499              503              503              503
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.555          $13.411          $12.130           $9.873
  Accumulation Unit Value at end of
   period                                  $16.915          $14.555          $13.411          $12.130
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,008            2,274            2,323            2,327
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.555          $13.411          $12.130           $9.873
  Accumulation Unit Value at end of
   period                                  $16.915          $14.555          $13.411          $12.130
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,008            2,274            2,323            2,327
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.481          $13.363          $12.230               --
  Accumulation Unit Value at end of
   period                                  $16.803          $14.481          $13.363               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,066              917              455               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.481          $13.363          $12.104           $9.867
  Accumulation Unit Value at end of
   period                                  $16.803          $14.481          $13.363          $12.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,066              917              455              396

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.021               --               --               --
  Accumulation Unit Value at end of
   period                                   $5.229               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.450          $10.859          $10.000               --
  Accumulation Unit Value at end of
   period                                   $9.947          $11.450          $10.859               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,320              422               16               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.426          $10.852          $10.000               --
  Accumulation Unit Value at end of
   period                                   $9.911          $11.426          $10.852               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  586              130               32               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.429          $11.403               --               --
  Accumulation Unit Value at end of
   period                                   $9.909          $11.429               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  471              272               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.749               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.873               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,120               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.405          $11.394               --               --
  Accumulation Unit Value at end of
   period                                   $9.873          $11.405               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,120              247               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.749               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.867               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   83               --               --               --

42                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $14.456          $13.347          $12.095           $9.865
  Accumulation Unit Value at end of
   period                                  $16.766          $14.456          $13.347          $12.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  115              125              125              118
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.520          $13.419          $12.298               --
  Accumulation Unit Value at end of
   period                                  $16.823          $14.520          $13.419               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  533              645              680               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $14.382          $13.298          $12.194               --
  Accumulation Unit Value at end of
   period                                  $16.655          $14.382          $13.298               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  229              281              286               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.382          $13.298          $12.070           $9.859
  Accumulation Unit Value at end of
   period                                  $16.655          $14.382          $13.298          $12.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  229              281              286              260
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.310          $13.252          $12.167               --
  Accumulation Unit Value at end of
   period                                  $16.547          $14.310          $13.252               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1               --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.181          $13.651          $11.100           $7.329
  Accumulation Unit Value at end of
   period                                  $21.737          $17.181          $13.651          $11.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  154              165              135               76
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $17.041          $13.560          $11.043           $7.303
  Accumulation Unit Value at end of
   period                                  $21.528          $17.041          $13.560          $11.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   47               47               35               36
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $17.012          $13.544          $11.036           $7.301
  Accumulation Unit Value at end of
   period                                  $21.481          $17.012          $13.544          $11.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               23               11                8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.874          $13.454          $10.979           $7.275
  Accumulation Unit Value at end of
   period                                  $21.275          $16.874          $13.454          $10.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  338              329              302              236
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.874          $13.454          $10.979           $7.275
  Accumulation Unit Value at end of
   period                                  $21.275          $16.874          $13.454          $10.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  338              329              302              236

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.749               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.865               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   26               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.748               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.859               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   86               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.437           $8.214          $10.000               --
  Accumulation Unit Value at end of
   period                                   $7.329           $7.437           $8.214               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   54               23               13               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.421           $8.208          $10.000               --
  Accumulation Unit Value at end of
   period                                   $7.303           $7.421           $8.208               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   41               18                1               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.424           $8.907               --               --
  Accumulation Unit Value at end of
   period                                   $7.301           $7.424               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                1               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.065               --               --               --
  Accumulation Unit Value at end of
   period                                   $7.275               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  157               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.408           $8.900               --               --
  Accumulation Unit Value at end of
   period                                   $7.275           $7.408               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  157               14               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               43

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.788          $13.406          $11.275               --
  Accumulation Unit Value at end of
   period                                  $21.135          $16.788          $13.406               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  140              108               27               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.788          $13.406          $10.956           $7.270
  Accumulation Unit Value at end of
   period                                  $21.135          $16.788          $13.406          $10.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  140              108               27               20
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $16.759          $13.390          $10.948           $7.268
  Accumulation Unit Value at end of
   period                                  $21.088          $16.759          $13.390          $10.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   55               57               58               58
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.728          $12.578          $10.593               --
  Accumulation Unit Value at end of
   period                                  $19.770          $15.728          $12.578               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   83               67               68               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $16.674          $13.341          $11.241               --
  Accumulation Unit Value at end of
   period                                  $20.949          $16.674          $13.341               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   17               16               14               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.674          $13.341          $10.925           $7.264
  Accumulation Unit Value at end of
   period                                  $20.949          $16.674          $13.341          $10.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   17               16               14               15
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.501          $12.421          $10.480               --
  Accumulation Unit Value at end of
   period                                  $19.446          $15.501          $12.421               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.718          $11.859          $10.375           $7.971
  Accumulation Unit Value at end of
   period                                  $15.261          $12.718          $11.859          $10.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  483              541              507              469
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.614          $11.780          $10.322           $7.941
  Accumulation Unit Value at end of
   period                                  $15.114          $12.614          $11.780          $10.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  139              169              160              153
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.593          $11.766          $10.315           $7.940
  Accumulation Unit Value at end of
   period                                  $15.081          $12.593          $11.766          $10.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   93               85               75               65

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.065               --               --               --
  Accumulation Unit Value at end of
   period                                   $7.270               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $7.065               --               --               --
  Accumulation Unit Value at end of
   period                                   $7.268               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.064               --               --               --
  Accumulation Unit Value at end of
   period                                   $7.264               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.926          $10.210          $10.000               --
  Accumulation Unit Value at end of
   period                                   $7.971           $9.926          $10.210               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  344              122               23               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.905          $10.204          $10.000               --
  Accumulation Unit Value at end of
   period                                   $7.941           $9.905          $10.204               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  110               88               37               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.908          $10.273               --               --
  Accumulation Unit Value at end of
   period                                   $7.940           $9.908               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   64               24               --               --

44                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.491          $11.688          $10.262           $7.911
  Accumulation Unit Value at end of
   period                                  $14.936          $12.491          $11.688          $10.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  715              775              734              700
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.491          $11.688          $10.262           $7.911
  Accumulation Unit Value at end of
   period                                  $14.936          $12.491          $11.688          $10.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  715              775              734              700
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.427          $11.646          $10.442               --
  Accumulation Unit Value at end of
   period                                  $14.837          $12.427          $11.646               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  620              501              183               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.427          $11.646          $10.240           $7.906
  Accumulation Unit Value at end of
   period                                  $14.837          $12.427          $11.646          $10.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  620              501              183              147
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.406          $11.632          $10.233           $7.904
  Accumulation Unit Value at end of
   period                                  $14.805          $12.406          $11.632          $10.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   58               59               52               46
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.871          $12.080          $10.846               --
  Accumulation Unit Value at end of
   period                                  $15.344          $12.871          $12.080               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  258              260              256               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.342          $11.590          $10.411               --
  Accumulation Unit Value at end of
   period                                  $14.707          $12.342          $11.590               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  102              108              103               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.342          $11.590          $10.211           $7.899
  Accumulation Unit Value at end of
   period                                  $14.707          $12.342          $11.590          $10.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  102              108              103               88
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.685          $11.929          $10.731               --
  Accumulation Unit Value at end of
   period                                  $15.093          $12.685          $11.929               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                3                3               --
VAN KAMPEN LIT AGGRESSIVE GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.794          $10.775           $9.740               --
  Accumulation Unit Value at end of
   period                                  $12.190          $11.794          $10.775               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20                8                1               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.119               --               --               --
  Accumulation Unit Value at end of
   period                                   $7.911               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  321               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.887          $10.265               --               --
  Accumulation Unit Value at end of
   period                                   $7.911           $9.887               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  321               66               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.119               --               --               --
  Accumulation Unit Value at end of
   period                                   $7.906               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.119               --               --               --
  Accumulation Unit Value at end of
   period                                   $7.904               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.118               --               --               --
  Accumulation Unit Value at end of
   period                                   $7.899               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   40               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
VAN KAMPEN LIT AGGRESSIVE GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               45

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.763          $10.763           $9.739               --
  Accumulation Unit Value at end of
   period                                  $12.140          $11.763          $10.763               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.753          $10.759           $9.738               --
  Accumulation Unit Value at end of
   period                                  $12.123          $11.753          $10.759               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.722          $10.746           $9.737               --
  Accumulation Unit Value at end of
   period                                  $12.073          $11.722          $10.746               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                5               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.722          $10.746           $9.737               --
  Accumulation Unit Value at end of
   period                                  $12.073          $11.722          $10.746               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                5               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.691          $10.734           $9.736               --
  Accumulation Unit Value at end of
   period                                  $12.024          $11.691          $10.734               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12                6                1               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.691          $10.734           $9.736               --
  Accumulation Unit Value at end of
   period                                  $12.024          $11.691          $10.734               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12                6                1               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.681          $10.730           $9.735               --
  Accumulation Unit Value at end of
   period                                  $12.007          $11.681          $10.730               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.660          $10.722           $9.734               --
  Accumulation Unit Value at end of
   period                                  $11.974          $11.660          $10.722               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                7               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.650          $10.718           $9.734               --
  Accumulation Unit Value at end of
   period                                  $11.958          $11.650          $10.718               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.650          $10.718           $9.734               --
  Accumulation Unit Value at end of
   period                                  $11.958          $11.650          $10.718               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

46                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.620          $10.706           $9.733               --
  Accumulation Unit Value at end of
   period                                  $11.908          $11.620          $10.706               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.856          $14.485          $12.521          $10.010
  Accumulation Unit Value at end of
   period                                  $16.982          $14.856          $14.485          $12.521
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  432              292              151               58
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.796          $14.449          $12.509          $10.010
  Accumulation Unit Value at end of
   period                                  $16.889          $14.796          $14.449          $12.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  123              156              109               68
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.776          $14.436          $12.505          $10.010
  Accumulation Unit Value at end of
   period                                  $16.858          $14.776          $14.436          $12.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  106              106               66                8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.717          $14.400          $12.492          $10.010
  Accumulation Unit Value at end of
   period                                  $16.766          $14.717          $14.400          $12.492
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  514              535              416              206
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.717          $14.400          $12.492          $10.010
  Accumulation Unit Value at end of
   period                                  $16.766          $14.717          $14.400          $12.492
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  514              535              416              206
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.659          $14.364          $12.755               --
  Accumulation Unit Value at end of
   period                                  $16.674          $14.659          $14.364               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  789              621              128               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.659          $14.364          $12.480          $10.010
  Accumulation Unit Value at end of
   period                                  $16.674          $14.659          $14.364          $12.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  789              621              128               34
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $14.639          $14.352          $12.475          $10.010
  Accumulation Unit Value at end of
   period                                  $16.643          $14.639          $14.352          $12.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   50               51               47                8
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.600          $14.328          $12.740               --
  Accumulation Unit Value at end of
   period                                  $16.582          $14.600          $14.328               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  489              510              507               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               47

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $14.581          $14.316          $12.735               --
  Accumulation Unit Value at end of
   period                                  $16.552          $14.581          $14.316               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   65               73               57               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.581          $14.316          $12.463          $10.010
  Accumulation Unit Value at end of
   period                                  $16.552          $14.581          $14.316          $12.463
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   65               73               57               44
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.532          $14.290          $12.729               --
  Accumulation Unit Value at end of
   period                                  $16.472          $14.532          $14.290               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
VAN KAMPEN LIT ENTERPRISE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.777           $5.436           $5.317           $4.294
  Accumulation Unit Value at end of
   period                                   $6.076           $5.777           $5.436           $5.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  226              232              252              389
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.730           $5.400           $5.289           $4.278
  Accumulation Unit Value at end of
   period                                   $6.018           $5.730           $5.400           $5.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   79               84              119              136
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.721           $5.394           $5.286           $4.278
  Accumulation Unit Value at end of
   period                                   $6.005           $5.721           $5.394           $5.286
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               57               57               61
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.674           $5.358           $5.259           $4.262
  Accumulation Unit Value at end of
   period                                   $5.947           $5.674           $5.358           $5.259
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  242              296              371              421
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.674           $5.358           $5.259           $4.262
  Accumulation Unit Value at end of
   period                                   $5.947           $5.674           $5.358           $5.259
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  242              296              371              421
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.645           $5.339           $5.290               --
  Accumulation Unit Value at end of
   period                                   $5.908           $5.645           $5.339               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               39               19               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.645           $5.339           $5.247           $4.259
  Accumulation Unit Value at end of
   period                                   $5.908           $5.645           $5.339           $5.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               39               19               22

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
VAN KAMPEN LIT ENTERPRISE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.190           $7.914          $10.000               --
  Accumulation Unit Value at end of
   period                                   $4.294           $6.190           $7.914               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  412              363              150               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.176           $7.909          $10.000               --
  Accumulation Unit Value at end of
   period                                   $4.278           $6.176           $7.909               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  162              143               71               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.178           $7.971               --               --
  Accumulation Unit Value at end of
   period                                   $4.278           $6.178               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   67               43               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.224               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.262               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  301               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.165           $7.965               --               --
  Accumulation Unit Value at end of
   period                                   $4.262           $6.165               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  301              154               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.224               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.259               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               --               --               --

48                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $5.635           $5.332           $5.244           $4.258
  Accumulation Unit Value at end of
   period                                   $5.895           $5.635           $5.332           $5.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22               33               22               22
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.614           $5.317           $5.276               --
  Accumulation Unit Value at end of
   period                                   $5.866           $5.614           $5.317               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15               17               18               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $5.607           $5.313           $5.274               --
  Accumulation Unit Value at end of
   period                                   $5.856           $5.607           $5.313               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16               25               24               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.607           $5.313           $5.232           $4.256
  Accumulation Unit Value at end of
   period                                   $5.856           $5.607           $5.313           $5.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16               25               24               23
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.588           $5.303           $5.272               --
  Accumulation Unit Value at end of
   period                                   $5.827           $5.588           $5.303               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.971          $13.852          $12.321           $9.796
  Accumulation Unit Value at end of
   period                                  $17.104          $14.971          $13.852          $12.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  570              526              421              377
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.850          $13.760          $12.258           $9.760
  Accumulation Unit Value at end of
   period                                  $16.940          $14.850          $13.760          $12.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  235              246              244              217
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.825          $13.743          $12.249           $9.758
  Accumulation Unit Value at end of
   period                                  $16.903          $14.825          $13.743          $12.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  145              133              105               84
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.704          $13.652          $12.186           $9.723
  Accumulation Unit Value at end of
   period                                  $16.741          $14.704          $13.652          $12.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,358            1,473            1,498            1,444
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.704          $13.652          $12.186           $9.723
  Accumulation Unit Value at end of
   period                                  $16.741          $14.704          $13.652          $12.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,358            1,473            1,498            1,444

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $4.224               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.258               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.224               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.256               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.918               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.796               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  194               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.887               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.760               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  136               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.889               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.758               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   48               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.301               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.723               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  423               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.857               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.723               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  423               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               49

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.629          $13.603          $12.310               --
  Accumulation Unit Value at end of
   period                                  $16.630          $14.629          $13.603               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  920              838              385               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.629          $13.603          $12.160           $9.717
  Accumulation Unit Value at end of
   period                                  $16.630          $14.629          $13.603          $12.160
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  920              838              385              313
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $14.604          $13.586          $12.152           $9.715
  Accumulation Unit Value at end of
   period                                  $16.594          $14.604          $13.586          $12.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   71               75               75               58
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.549          $13.548          $12.278               --
  Accumulation Unit Value at end of
   period                                  $16.514          $14.549          $13.548               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  474              598              597               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $14.530          $13.537          $12.273               --
  Accumulation Unit Value at end of
   period                                  $16.484          $14.530          $13.537               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  113              144              156               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.530          $13.537          $12.126           $9.708
  Accumulation Unit Value at end of
   period                                  $16.484          $14.530          $13.537          $12.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  113              144              156              144
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.481          $13.512          $12.267               --
  Accumulation Unit Value at end of
   period                                  $16.404          $14.481          $13.512               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                2                2               --
VAN KAMPEN LIT STRATEGIC GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.209          $12.457          $11.843          $10.005
  Accumulation Unit Value at end of
   period                                  $13.354          $13.209          $12.457          $11.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               23               20                9
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.156          $12.426          $11.831          $10.004
  Accumulation Unit Value at end of
   period                                  $13.280          $13.156          $12.426          $11.831
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                2                2
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.138          $12.415          $11.827          $10.004
  Accumulation Unit Value at end of
   period                                  $13.256          $13.138          $12.415          $11.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.300               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.717               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   47               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.300               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.715               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.300               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.708               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
VAN KAMPEN LIT STRATEGIC GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

50                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.086          $12.384          $11.815          $10.004
  Accumulation Unit Value at end of
   period                                  $13.183          $13.086          $12.384          $11.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               24               22               19
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.086          $12.384          $11.815          $10.004
  Accumulation Unit Value at end of
   period                                  $13.183          $13.086          $12.384          $11.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               24               22               19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.034          $12.353          $11.943               --
  Accumulation Unit Value at end of
   period                                  $13.111          $13.034          $12.353               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               21                9               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.034          $12.353          $11.803          $10.004
  Accumulation Unit Value at end of
   period                                  $13.111          $13.034          $12.353          $11.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               21                9                5
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.016          $12.343          $11.799          $10.004
  Accumulation Unit Value at end of
   period                                  $13.087          $13.016          $12.343          $11.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                3                3                3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.982          $12.322          $11.929               --
  Accumulation Unit Value at end of
   period                                  $13.039          $12.982          $12.322               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   37               41               48               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.964          $12.312          $11.925               --
  Accumulation Unit Value at end of
   period                                  $13.015          $12.964          $12.312               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                5                5               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.964          $12.312          $11.787          $10.004
  Accumulation Unit Value at end of
   period                                  $13.015          $12.964          $12.312          $11.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                5                5                4
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.921          $12.290          $11.919               --
  Accumulation Unit Value at end of
   period                                  $12.952          $12.921          $12.290               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT THREE AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Three (the "Account") as of December 31, 2006 and the related statements of operations and changes in net assets, and the financial highlights for the respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life and Annuity Insurance Company Separate Account Three as of December 31, 2006, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2007

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                      VP BALANCED              VP GLOBAL            ALLIANCEBERNSTEIN
                                    WEALTH STRATEGY         RESEARCH GROWTH          VP INTERNATIONAL
                                       PORTFOLIO               PORTFOLIO             VALUE PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                      --                        --
   Class 1                                      --                      --                        --
   Class II                                     --                      --                        --
   Class 2                                      --                      --                        --
   Class X                                      --                      --                        --
   Class Y                                      --                      --                        --
   Other                                 4,142,611                 297,463                 9,972,881
                                     =============            ============            ==============
  Cost:
   Class I                                      --                      --                        --
   Class 1                                      --                      --                        --
   Class II                                     --                      --                        --
   Class 2                                      --                      --                        --
   Class X                                      --                      --                        --
   Class Y                                      --                      --                        --
   Other                               $48,020,578              $3,712,485              $199,922,503
                                     =============            ============            ==============
  Market Value:
   Class I                                      --                      --                        --
   Class 1                                      --                      --                        --
   Class II                                     --                      --                        --
   Class 2                                      --                      --                        --
   Class X                                      --                      --                        --
   Class Y                                      --                      --                        --
   Other                               $53,066,850              $4,057,399              $246,729,080
 Due from Hartford Life and
  Annuity Insurance Company                 38,999                  10,856                   761,692
 Receivable from fund shares
  sold                                          --                      --                        --
 Other assets                                   --                      --                        --
                                     -------------            ------------            --------------
 Total Assets                           53,105,849               4,068,255               247,490,772
                                     -------------            ------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                      --                        --
 Payable for fund shares
  purchased                                 38,999                  10,856                   761,692
 Other liabilities                             107                       3                     4,968
                                     -------------            ------------            --------------
 Total Liabilities                          39,106                  10,859                   766,660
                                     -------------            ------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $53,066,743              $4,057,396              $246,724,112
                                     =============            ============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN                                   AMERICAN FUNDS
                                  VP SMALL/MID CAP         ALLIANCEBERNSTEIN           GLOBAL GROWTH
                                   VALUE PORTFOLIO         VP VALUE PORTFOLIO              FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                        --                       --
   Class 1                                     --                        --                       --
   Class II                                    --                        --                       --
   Class 2                                     --                        --                3,511,966
   Class X                                     --                        --                       --
   Class Y                                     --                        --                       --
   Other                                1,208,071                 6,901,516                       --
                                    =============            ==============            =============
  Cost:
   Class I                                     --                        --                       --
   Class 1                                     --                        --                       --
   Class II                                    --                        --                       --
   Class 2                                     --                        --              $51,845,105
   Class X                                     --                        --                       --
   Class Y                                     --                        --                       --
   Other                              $20,580,128               $91,033,067                       --
                                    =============            ==============            =============
  Market Value:
   Class I                                     --                        --                       --
   Class 1                                     --                        --                       --
   Class II                                    --                        --                       --
   Class 2                                     --                        --              $81,793,691
   Class X                                     --                        --                       --
   Class Y                                     --                        --                       --
   Other                              $21,745,273              $103,177,659                       --
 Due from Hartford Life and
  Annuity Insurance Company                46,811                   324,480                       --
 Receivable from fund shares
  sold                                         --                        --                   30,317
 Other assets                                  --                        --                       --
                                    -------------            --------------            -------------
 Total Assets                          21,792,084               103,502,139               81,824,008
                                    -------------            --------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                        --                   30,317
 Payable for fund shares
  purchased                                46,811                   324,480                       --
 Other liabilities                            118                     1,164                      293
                                    -------------            --------------            -------------
 Total Liabilities                         46,929                   325,644                   30,610
                                    -------------            --------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $21,745,155              $103,176,495              $81,793,398
                                    =============            ==============            =============

                                                              AMERICAN FUNDS            AMERICAN FUNDS
                                    AMERICAN FUNDS            GROWTH-INCOME             INTERNATIONAL
                                     GROWTH FUND                   FUND                      FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                        --                        --
   Class 1                                      --                        --                        --
   Class II                                     --                        --                        --
   Class 2                               7,935,708                11,802,863                 8,593,552
   Class X                                      --                        --                        --
   Class Y                                      --                        --                        --
   Other                                        --                        --                        --
                                    ==============            ==============            ==============
  Cost:
   Class I                                      --                        --                        --
   Class 1                                      --                        --                        --
   Class II                                     --                        --                        --
   Class 2                            $355,478,072              $372,442,168              $129,672,653
   Class X                                      --                        --                        --
   Class Y                                      --                        --                        --
   Other                                        --                        --                        --
                                    ==============            ==============            ==============
  Market Value:
   Class I                                      --                        --                        --
   Class 1                                      --                        --                        --
   Class II                                     --                        --                        --
   Class 2                            $508,520,183              $497,962,794              $188,542,520
   Class X                                      --                        --                        --
   Class Y                                      --                        --                        --
   Other                                        --                        --                        --
 Due from Hartford Life and
  Annuity Insurance Company                 30,683                        --                    43,774
 Receivable from fund shares
  sold                                          --                   158,610                        --
 Other assets                                   --                        --                        --
                                    --------------            --------------            --------------
 Total Assets                          508,550,866               498,121,404               188,586,294
                                    --------------            --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                   158,610                        --
 Payable for fund shares
  purchased                                 30,683                        --                    43,774
 Other liabilities                           1,603                     1,584                       502
                                    --------------            --------------            --------------
 Total Liabilities                          32,286                   160,194                    44,276
                                    --------------            --------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $508,518,580              $497,961,210              $188,542,018
                                    ==============            ==============            ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                              AMERICAN FUNDS
                               GLOBAL SMALL
                              CAPITALIZATION        FIDELITY VIP   FIDELITY VIP
                                   FUND            EQUITY-INCOME      GROWTH
                                SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --                   --             --
   Class 1                                --                   --             --
   Class II                               --                   --             --
   Class 2                         2,503,873                   --             --
   Class X                                --                   --             --
   Class Y                                --                   --             --
   Other                                  --            4,059,447        880,712
                               =============       ==============  =============
  Cost:
   Class I                                --                   --             --
   Class 1                                --                   --             --
   Class II                               --                   --             --
   Class 2                       $36,965,376                   --             --
   Class X                                --                   --             --
   Class Y                                --                   --             --
   Other                                  --         $101,483,063    $29,599,249
                               =============       ==============  =============
  Market Value:
   Class I                                --                   --             --
   Class 1                                --                   --             --
   Class II                               --                   --             --
   Class 2                       $61,695,430                   --             --
   Class X                                --                   --             --
   Class Y                                --                   --             --
   Other                                  --         $105,017,886    $31,194,808
 Due from Hartford Life
  and Annuity Insurance
  Company                                 --              283,074        194,212
 Receivable from fund
  shares sold                         33,559                   --             --
 Other assets                             --                   --             --
                               -------------       --------------  -------------
 Total Assets                     61,728,989          105,300,960     31,389,020
                               -------------       --------------  -------------
LIABILITIES:
 Due to Hartford Life
  and Annuity Insurance
  Company                             33,559                   --             --
 Payable for fund shares
  purchased                               --              283,074        194,212
 Other liabilities                        73                1,413            338
                               -------------       --------------  -------------
 Total Liabilities                    33,632              284,487        194,550
                               -------------       --------------  -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $61,695,357         $105,016,473    $31,194,470
                               =============       ==============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                FIDELITY VIP    FIDELITY VIP        FIDELITY VIP
                                 CONTRAFUND       MID CAP         VALUE STRATEGIES
                                SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --              --                 --
   Class 1                                 --              --                 --
   Class II                                --              --                 --
   Class 2                                 --              --                 --
   Class X                                 --              --                 --
   Class Y                                 --              --                 --
   Other                           11,336,144       3,182,456            533,612
                               ==============  ==============       ============
  Cost:
   Class I                                 --              --                 --
   Class 1                                 --              --                 --
   Class II                                --              --                 --
   Class 2                                 --              --                 --
   Class X                                 --              --                 --
   Class Y                                 --              --                 --
   Other                         $352,221,252    $104,822,079         $6,871,835
                               ==============  ==============       ============
  Market Value:
   Class I                                 --              --                 --
   Class 1                                 --              --                 --
   Class II                                --              --                 --
   Class 2                                 --              --                 --
   Class X                                 --              --                 --
   Class Y                                 --              --                 --
   Other                         $352,667,431    $108,999,120         $7,193,083
 Due from Hartford Life and
  Annuity Insurance Company         1,323,894         206,651              6,103
 Receivable from fund shares
  sold                                     --              --                 --
 Other assets                              --              --                 --
                               --------------  --------------       ------------
 Total Assets                     353,991,325     109,205,771          7,199,186
                               --------------  --------------       ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --              --                 --
 Payable for fund shares
  purchased                         1,323,894         206,651              6,103
 Other liabilities                      7,475           2,159                 95
                               --------------  --------------       ------------
 Total Liabilities                  1,331,369         208,810              6,198
                               --------------  --------------       ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $352,659,956    $108,996,961         $7,192,988
                               ==============  ==============       ============

                                      FRANKLIN
                                    SMALL-MID CAP               FRANKLIN                  FRANKLIN
                                       GROWTH               STRATEGIC INCOME           MUTUAL SHARES
                                   SECURITIES FUND          SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                        --                        --
   Class 1                                     --                 8,230,085                        --
   Class II                                    --                        --                        --
   Class 2                              2,715,057                        --                 9,605,782
   Class X                                     --                        --                        --
   Class Y                                     --                        --                        --
   Other                                       --                        --                        --
                                    =============            ==============            ==============
  Cost:
   Class I                                     --                        --                        --
   Class 1                                     --               $95,883,520                        --
   Class II                                    --                        --                        --
   Class 2                            $45,966,870                        --              $137,331,175
   Class X                                     --                        --                        --
   Class Y                                     --                        --                        --
   Other                                       --                        --                        --
                                    =============            ==============            ==============
  Market Value:
   Class I                                     --                        --                        --
   Class 1                                     --              $104,768,978                        --
   Class II                                    --                        --                        --
   Class 2                            $60,084,201                        --              $196,630,359
   Class X                                     --                        --                        --
   Class Y                                     --                        --                        --
   Other                                       --                        --                        --
 Due from Hartford Life and
  Annuity Insurance Company                    --                        --                        --
 Receivable from fund shares
  sold                                     50,449                    36,749                    88,759
 Other assets                                  24                        30                        --
                                    -------------            --------------            --------------
 Total Assets                          60,134,674               104,805,757               196,719,118
                                    -------------            --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                50,449                    36,749                    88,759
 Payable for fund shares
  purchased                                    --                        --                        --
 Other liabilities                             --                        --                       437
                                    -------------            --------------            --------------
 Total Liabilities                         50,449                    36,749                    89,196
                                    -------------            --------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $60,084,225              $104,769,008              $196,629,922
                                    =============            ==============            ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       TEMPLETON
                                      DEVELOPING                TEMPLETON           HARTFORD
                                        MARKETS                  GROWTH             ADVISERS
                                    SECURITIES FUND          SECURITIES FUND        HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                       --                  --
   Class 1                               2,667,762                       --                  --
   Class II                                     --                       --                  --
   Class 2                                      --                4,481,662                  --
   Class X                                      --                       --                  --
   Class Y                                      --                       --                  --
   Other                                        --                       --           1,665,978
                                     =============            =============       =============
  Cost:
   Class I                                      --                       --                  --
   Class 1                             $19,861,497                       --                  --
   Class II                                     --                       --                  --
   Class 2                                      --              $50,170,238                  --
   Class X                                      --                       --                  --
   Class Y                                      --                       --                  --
   Other                                        --                       --         $38,620,098
                                     =============            =============       =============
  Market Value:
   Class I                                      --                       --                  --
   Class 1                             $37,135,250                       --                  --
   Class II                                     --                       --                  --
   Class 2                                      --              $71,392,877                  --
   Class X                                      --                       --                  --
   Class Y                                      --                       --                  --
   Other                                        --                       --         $37,648,640
 Due from Hartford Life and
  Annuity Insurance Company                     --                       --              57,103
 Receivable from fund shares
  sold                                         538                   33,508                  --
 Other assets                                   --                       --                  --
                                     -------------            -------------       -------------
 Total Assets                           37,135,788               71,426,385          37,705,743
                                     -------------            -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    538                   33,508                  --
 Payable for fund shares
  purchased                                     --                       --              57,103
 Other liabilities                             164                      362                 597
                                     -------------            -------------       -------------
 Total Liabilities                             702                   33,870              57,700
                                     -------------            -------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $37,135,086              $71,392,515         $37,648,043
                                     =============            =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            HARTFORD
                                       HARTFORD           DIVIDEND AND          HARTFORD
                                  TOTAL RETURN BOND          GROWTH              FOCUS
                                       HLS FUND             HLS FUND            HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                   --                 --
   Class 1                                      --                   --                 --
   Class II                                     --                   --                 --
   Class 2                                      --                   --                 --
   Class X                                      --                   --                 --
   Class Y                                      --                   --                 --
   Other                                34,195,988           12,952,764            166,100
                                    ==============       ==============       ============
  Cost:
   Class I                                      --                   --                 --
   Class 1                                      --                   --                 --
   Class II                                     --                   --                 --
   Class 2                                      --                   --                 --
   Class X                                      --                   --                 --
   Class Y                                      --                   --                 --
   Other                              $392,285,511         $285,251,744         $1,704,233
                                    ==============       ==============       ============
  Market Value:
   Class I                                      --                   --                 --
   Class 1                                      --                   --                 --
   Class II                                     --                   --                 --
   Class 2                                      --                   --                 --
   Class X                                      --                   --                 --
   Class Y                                      --                   --                 --
   Other                              $384,292,220         $295,212,884         $1,754,389
 Due from Hartford Life and
  Annuity Insurance Company              1,461,973            1,094,552                747
 Receivable from fund shares
  sold                                          --                   --                 --
 Other assets                                  815                   --                 --
                                    --------------       --------------       ------------
 Total Assets                          385,755,008          296,307,436          1,755,136
                                    --------------       --------------       ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                   --                 --
 Payable for fund shares
  purchased                              1,461,973            1,094,552                747
 Other liabilities                              --                3,753                 99
                                    --------------       --------------       ------------
 Total Liabilities                       1,461,973            1,098,305                846
                                    --------------       --------------       ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $384,293,035         $295,209,131         $1,754,290
                                    ==============       ==============       ============

                                                                                   HARTFORD
                                      HARTFORD                HARTFORD           DISCIPLINED
                                  GLOBAL ADVISERS          GLOBAL LEADERS           EQUITY
                                      HLS FUND                HLS FUND             HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                       --                   --
   Class 1                                    --                       --                   --
   Class II                                   --                       --                   --
   Class 2                                    --                       --                   --
   Class X                                    --                       --                   --
   Class Y                                    --                       --                   --
   Other                                 494,197                  612,083           28,837,659
                                    ============            =============       ==============
  Cost:
   Class I                                    --                       --                   --
   Class 1                                    --                       --                   --
   Class II                                   --                       --                   --
   Class 2                                    --                       --                   --
   Class X                                    --                       --                   --
   Class Y                                    --                       --                   --
   Other                              $6,219,982              $11,680,084         $372,786,980
                                    ============            =============       ==============
  Market Value:
   Class I                                    --                       --                   --
   Class 1                                    --                       --                   --
   Class II                                   --                       --                   --
   Class 2                                    --                       --                   --
   Class X                                    --                       --                   --
   Class Y                                    --                       --                   --
   Other                              $6,282,563              $12,297,176         $406,145,889
 Due from Hartford Life and
  Annuity Insurance Company                2,996                   28,632            1,634,429
 Receivable from fund shares
  sold                                        --                       --                   --
 Other assets                                 --                      212                   --
                                    ------------            -------------       --------------
 Total Assets                          6,285,559               12,326,020          407,780,318
                                    ------------            -------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                       --                   --
 Payable for fund shares
  purchased                                2,996                   28,632            1,634,429
 Other liabilities                            54                       --                4,376
                                    ------------            -------------       --------------
 Total Liabilities                         3,050                   28,632            1,638,805
                                    ------------            -------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $6,282,509              $12,297,388         $406,141,513
                                    ============            =============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                 HARTFORD             HARTFORD
                                       HARTFORD            GROWTH OPPORTUNITIES      HIGH YIELD
                                    GROWTH HLS FUND              HLS FUND             HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                        --                   --
   Class 1                                      --                        --                   --
   Class II                                     --                        --                   --
   Class 2                                      --                        --                   --
   Class X                                      --                        --                   --
   Class Y                                      --                        --                   --
   Other                                 2,104,678                 2,327,696            3,015,224
                                     =============             =============        =============
  Cost:
   Class I                                      --                        --                   --
   Class 1                                      --                        --                   --
   Class II                                     --                        --                   --
   Class 2                                      --                        --                   --
   Class X                                      --                        --                   --
   Class Y                                      --                        --                   --
   Other                               $26,043,158               $71,004,634          $29,242,653
                                     =============             =============        =============
  Market Value:
   Class I                                      --                        --                   --
   Class 1                                      --                        --                   --
   Class II                                     --                        --                   --
   Class 2                                      --                        --                   --
   Class X                                      --                        --                   --
   Class Y                                      --                        --                   --
   Other                               $25,928,122               $70,133,933          $28,185,043
 Due from Hartford Life and
  Annuity Insurance Company                 18,735                     1,977               67,000
 Receivable from fund shares
  sold                                          --                        --                   --
 Other assets                                   --                        --                   --
                                     -------------             -------------        -------------
 Total Assets                           25,946,857                70,135,910           28,252,043
                                     -------------             -------------        -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                        --                   --
 Payable for fund shares
  purchased                                 18,735                     1,977               67,000
 Other liabilities                             588                     2,549                  205
                                     -------------             -------------        -------------
 Total Liabilities                          19,323                     4,526               67,205
                                     -------------             -------------        -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $25,927,534               $70,131,384          $28,184,838
                                     =============             =============        =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               HARTFORD                 HARTFORD
                                                             INTERNATIONAL            INTERNATIONAL
                                      HARTFORD           CAPITAL APPRECIATION         SMALL COMPANY
                                   INDEX HLS FUND              HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                       --                       --
   Class 1                                     --                       --                       --
   Class II                                    --                       --                       --
   Class 2                                     --                       --                       --
   Class X                                     --                       --                       --
   Class Y                                     --                       --                       --
   Other                                  635,937                3,840,473                2,188,725
                                    =============            =============            =============
  Cost:
   Class I                                     --                       --                       --
   Class 1                                     --                       --                       --
   Class II                                    --                       --                       --
   Class 2                                     --                       --                       --
   Class X                                     --                       --                       --
   Class Y                                     --                       --                       --
   Other                              $20,468,282              $49,956,268              $35,370,196
                                    =============            =============            =============
  Market Value:
   Class I                                     --                       --                       --
   Class 1                                     --                       --                       --
   Class II                                    --                       --                       --
   Class 2                                     --                       --                       --
   Class X                                     --                       --                       --
   Class Y                                     --                       --                       --
   Other                              $20,581,672              $54,475,382              $36,711,526
 Due from Hartford Life and
  Annuity Insurance Company                18,998                   11,334                   59,994
 Receivable from fund shares
  sold                                         --                       --                       --
 Other assets                                 457                      751                       --
                                    -------------            -------------            -------------
 Total Assets                          20,601,127               54,487,467               36,771,520
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                       --                       --
 Payable for fund shares
  purchased                                18,998                   11,334                   59,994
 Other liabilities                             --                       --                      765
                                    -------------            -------------            -------------
 Total Liabilities                         18,998                   11,334                   60,759
                                    -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $20,582,129              $54,476,133              $36,710,761
                                    =============            =============            =============

                                  HARTFORD
                               INTERNATIONAL          HARTFORD                 HARTFORD
                               OPPORTUNITIES        MONEY MARKET          MORTGAGE SECURITIES
                                  HLS FUND            HLS FUND                 HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                  --                       --
   Class 1                                 --                  --                       --
   Class II                                --                  --                       --
   Class 2                                 --                  --                       --
   Class X                                 --                  --                       --
   Class Y                                 --                  --                       --
   Other                            7,230,435          73,135,424                1,004,611
                               ==============       =============            =============
  Cost:
   Class I                                 --                  --                       --
   Class 1                                 --                  --                       --
   Class II                                --                  --                       --
   Class 2                                 --                  --                       --
   Class X                                 --                  --                       --
   Class Y                                 --                  --                       --
   Other                         $101,992,803         $73,135,424              $11,366,074
                               ==============       =============            =============
  Market Value:
   Class I                                 --                  --                       --
   Class 1                                 --                  --                       --
   Class II                                --                  --                       --
   Class 2                                 --                  --                       --
   Class X                                 --                  --                       --
   Class Y                                 --                  --                       --
   Other                         $110,045,573         $73,135,424              $10,865,485
 Due from Hartford Life and
  Annuity Insurance Company           394,010                  --                   34,979
 Receivable from fund shares
  sold                                     --             120,188                       --
 Other assets                              --               4,270                       35
                               --------------       -------------            -------------
 Total Assets                     110,439,583          73,259,882               10,900,499
                               --------------       -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --             120,188                       --
 Payable for fund shares
  purchased                           394,010                  --                   34,979
 Other liabilities                        857                  --                       --
                               --------------       -------------            -------------
 Total Liabilities                    394,867             120,188                   34,979
                               --------------       -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $110,044,716         $73,139,694              $10,865,520
                               ==============       =============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       HARTFORD                HARTFORD            HARTFORD
                                    SMALL COMPANY           SMALLCAP GROWTH          STOCK
                                       HLS FUND                HLS FUND            HLS FUND
                                   SUB-ACCOUNT (A)            SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                       --                  --
   Class 1                                     --                       --                  --
   Class II                                    --                       --                  --
   Class 2                                     --                       --                  --
   Class X                                     --                       --                  --
   Class Y                                     --                       --                  --
   Other                                  355,608                2,150,131             949,723
                                     ============            =============       =============
  Cost:
   Class I                                     --                       --                  --
   Class 1                                     --                       --                  --
   Class II                                    --                       --                  --
   Class 2                                     --                       --                  --
   Class X                                     --                       --                  --
   Class Y                                     --                       --                  --
   Other                               $7,217,359              $46,145,092         $46,498,890
                                     ============            =============       =============
  Market Value:
   Class I                                     --                       --                  --
   Class 1                                     --                       --                  --
   Class II                                    --                       --                  --
   Class 2                                     --                       --                  --
   Class X                                     --                       --                  --
   Class Y                                     --                       --                  --
   Other                               $6,780,323              $44,704,667         $49,930,005
 Due from Hartford Life and
  Annuity Insurance Company                 6,760                   35,683               5,438
 Receivable from fund shares
  sold                                         --                       --                  --
 Other assets                                   2                       --                  --
                                     ------------            -------------       -------------
 Total Assets                           6,787,085               44,740,350          49,935,443
                                     ------------            -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                       --                  --
 Payable for fund shares
  purchased                                 6,760                   35,683               5,438
 Other liabilities                             --                    5,271               1,079
                                     ------------            -------------       -------------
 Total Liabilities                          6,760                   40,954               6,517
                                     ------------            -------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $6,780,325              $44,699,396         $49,928,926
                                     ============            =============       =============

(a)  From inception, June 1, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD                           HARTFORD
                                   U.S. GOVERNMENT         HARTFORD         VALUE
                                      SECURITIES             VALUE      OPPORTUNITIES
                                       HLS FUND            HLS FUND       HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                  --             --
   Class 1                                      --                  --             --
   Class II                                     --                  --             --
   Class 2                                      --                  --             --
   Class X                                      --                  --             --
   Class Y                                      --                  --             --
   Other                                15,063,347           1,417,173      2,779,321
                                    ==============       =============  =============
  Cost:
   Class I                                      --                  --             --
   Class 1                                      --                  --             --
   Class II                                     --                  --             --
   Class 2                                      --                  --             --
   Class X                                      --                  --             --
   Class Y                                      --                  --             --
   Other                              $166,057,231         $16,987,557    $53,652,655
                                    ==============       =============  =============
  Market Value:
   Class I                                      --                  --             --
   Class 1                                      --                  --             --
   Class II                                     --                  --             --
   Class 2                                      --                  --             --
   Class X                                      --                  --             --
   Class Y                                      --                  --             --
   Other                              $167,600,820         $18,506,186    $54,851,014
 Due from Hartford Life and
  Annuity Insurance Company              1,029,680              97,383        185,413
 Receivable from fund shares
  sold                                          --                  --             --
 Other assets                                  606                  --             --
                                    --------------       -------------  -------------
 Total Assets                          168,631,106          18,603,569     55,036,427
                                    --------------       -------------  -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                  --             --
 Payable for fund shares
  purchased                              1,029,680              97,383        185,413
 Other liabilities                              --                 862            834
                                    --------------       -------------  -------------
 Total Liabilities                       1,029,680              98,245        186,247
                                    --------------       -------------  -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $167,601,426         $18,505,324    $54,850,180
                                    ==============       =============  =============


                                      HARTFORD           LORD ABBETT         LORD ABBETT
                                    EQUITY INCOME         ALL VALUE        AMERICA'S VALUE
                                      HLS FUND            PORTFOLIO           PORTFOLIO
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                  --                  --
   Class 1                                     --                  --                  --
   Class II                                    --                  --                  --
   Class 2                                     --                  --                  --
   Class X                                     --                  --                  --
   Class Y                                     --                  --                  --
   Other                                1,763,877           1,722,730           1,319,570
                                    =============       =============       =============
  Cost:
   Class I                                     --                  --                  --
   Class 1                                     --                  --                  --
   Class II                                    --                  --                  --
   Class 2                                     --                  --                  --
   Class X                                     --                  --                  --
   Class Y                                     --                  --                  --
   Other                              $22,527,576         $26,211,597         $18,979,501
                                    =============       =============       =============
  Market Value:
   Class I                                     --                  --                  --
   Class 1                                     --                  --                  --
   Class II                                    --                  --                  --
   Class 2                                     --                  --                  --
   Class X                                     --                  --                  --
   Class Y                                     --                  --                  --
   Other                              $25,053,406         $28,390,580         $20,163,024
 Due from Hartford Life and
  Annuity Insurance Company                90,269              80,871              42,819
 Receivable from fund shares
  sold                                         --                  --                  --
 Other assets                                  --                  --                  --
                                    -------------       -------------       -------------
 Total Assets                          25,143,675          28,471,451          20,205,843
                                    -------------       -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                  --                  --
 Payable for fund shares
  purchased                                90,269              80,871              42,819
 Other liabilities                            103                 650                 280
                                    -------------       -------------       -------------
 Total Liabilities                         90,372              81,521              43,099
                                    -------------       -------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $25,053,303         $28,389,930         $20,162,744
                                    =============       =============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      LORD ABBETT              LORD ABBETT               LORD ABBETT
                                    BOND-DEBENTURE              GROWTH AND             LARGE-CAP CORE
                                       PORTFOLIO             INCOME PORTFOLIO             PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                        --                       --
   Class 1                                      --                        --                       --
   Class II                                     --                        --                       --
   Class 2                                      --                        --                       --
   Class X                                      --                        --                       --
   Class Y                                      --                        --                       --
   Other                                 3,442,808                 5,507,902                  911,912
                                     =============            ==============            =============
  Cost:
   Class I                                      --                        --                       --
   Class 1                                      --                        --                       --
   Class II                                     --                        --                       --
   Class 2                                      --                        --                       --
   Class X                                      --                        --                       --
   Class Y                                      --                        --                       --
   Other                               $41,232,160              $155,748,509              $10,147,049
                                     =============            ==============            =============
  Market Value:
   Class I                                      --                        --                       --
   Class 1                                      --                        --                       --
   Class II                                     --                        --                       --
   Class 2                                      --                        --                       --
   Class X                                      --                        --                       --
   Class Y                                      --                        --                       --
   Other                               $40,762,844              $161,601,845              $11,070,608
 Due from Hartford Life and
  Annuity Insurance Company                155,816                   637,664                   41,481
 Receivable from fund shares
  sold                                          --                        --                       --
 Other assets                                   --                        --                       --
                                     -------------            --------------            -------------
 Total Assets                           40,918,660               162,239,509               11,112,089
                                     -------------            --------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                        --                       --
 Payable for fund shares
  purchased                                155,816                   637,664                   41,481
 Other liabilities                             627                     1,119                        3
                                     -------------            --------------            -------------
 Total Liabilities                         156,443                   638,783                   41,484
                                     -------------            --------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $40,762,217              $161,600,726              $11,070,605
                                     =============            ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     MFS CAPITAL                                       MFS INVESTORS
                                    OPPORTUNITIES             MFS EMERGING             GROWTH STOCK
                                       SERIES                GROWTH SERIES                SERIES
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                        --                       --
   Class 1                                     --                        --                       --
   Class II                                    --                        --                       --
   Class 2                                     --                        --                       --
   Class X                                     --                        --                       --
   Class Y                                     --                        --                       --
   Other                                  605,009                   538,444                  824,159
                                    =============            ==============            =============
  Cost:
   Class I                                     --                        --                       --
   Class 1                                     --                        --                       --
   Class II                                    --                        --                       --
   Class 2                                     --                        --                       --
   Class X                                     --                        --                       --
   Class Y                                     --                        --                       --
   Other                               $9,084,968               $10,504,177               $7,910,513
                                    =============            ==============            =============
  Market Value:
   Class I                                     --                        --                       --
   Class 1                                     --                        --                       --
   Class II                                    --                        --                       --
   Class 2                                     --                        --                       --
   Class X                                     --                        --                       --
   Class Y                                     --                        --                       --
   Other                               $9,383,691               $11,113,484               $8,777,289
 Due from Hartford Life and
  Annuity Insurance Company                    --                        --                       --
 Receivable from fund shares
  sold                                      4,064                     2,992                    1,374
 Other assets                                  --                        17                        3
                                    -------------            --------------            -------------
 Total Assets                           9,387,755                11,116,493                8,778,666
                                    -------------            --------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 4,064                     2,992                    1,374
 Payable for fund shares
  purchased                                    --                        --                       --
 Other liabilities                              5                        --                       --
                                    -------------            --------------            -------------
 Total Liabilities                          4,069                     2,992                    1,374
                                    -------------            --------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $9,383,686               $11,113,501               $8,777,292
                                    =============            ==============            =============


                                    MFS INVESTORS           MFS TOTAL        EQUITY AND
                                     TRUST SERIES         RETURN SERIES        INCOME
                                     SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                     --              --
   Class 1                                      --                     --              --
   Class II                                     --                     --       1,945,599
   Class 2                                      --                     --              --
   Class X                                      --                     --              --
   Class Y                                      --                     --              --
   Other                                 1,104,643             11,012,977              --
                                    ==============       ================  ==============
  Cost:
   Class I                                      --                     --              --
   Class 1                                      --                     --              --
   Class II                                     --                     --     $23,084,751
   Class 2                                      --                     --              --
   Class X                                      --                     --              --
   Class Y                                      --                     --              --
   Other                               $19,165,661           $206,557,724              --
                                    ==============       ================  ==============
  Market Value:
   Class I                                      --                     --              --
   Class 1                                      --                     --              --
   Class II                                     --                     --     $28,969,975
   Class 2                                      --                     --              --
   Class X                                      --                     --              --
   Class Y                                      --                     --              --
   Other                               $23,959,710           $241,074,067              --
 Due from Hartford Life and
  Annuity Insurance Company                     --                     --              --
 Receivable from fund shares
  sold                                       1,629                 58,967           5,463
 Other assets                                  216                     --              65
                                    --------------       ----------------  --------------
 Total Assets                           23,961,555            241,133,034      28,975,503
                                    --------------       ----------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  1,629                 58,967           5,463
 Payable for fund shares
  purchased                                     --                     --              --
 Other liabilities                              --                    835              --
                                    --------------       ----------------  --------------
 Total Liabilities                           1,629                 59,802           5,463
                                    --------------       ----------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $23,959,926           $241,073,232     $28,970,040
                                    ==============       ================  ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  CORE PLUS
                                    FIXED         EMERGING            EMERGING
                                    INCOME      MARKETS DEBT       MARKETS EQUITY
                                 SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                          12,409,457      1,423,736           1,252,266
   Class 1                                  --             --                  --
   Class II                                 --             --           1,864,043
   Class 2                                  --             --                  --
   Class X                                  --             --                  --
   Class Y                                  --             --                  --
   Other                                    --             --                  --
                                ==============  =============       =============
  Cost:
   Class I                        $139,671,238    $11,359,975         $13,850,234
   Class 1                                  --             --                  --
   Class II                                 --             --         $29,418,623
   Class 2                                  --             --                  --
   Class X                                  --             --                  --
   Class Y                                  --             --                  --
   Other                                    --             --                  --
                                ==============  =============       =============
  Market Value:
   Class I                        $141,467,804    $12,699,729         $24,469,282
   Class 1                                  --             --                  --
   Class II                                 --             --          36,386,124
   Class 2                                  --             --                  --
   Class X                                  --             --                  --
   Class Y                                  --             --                  --
   Other                                    --             --                  --
 Due from Hartford Life and
  Annuity Insurance Company                 --             --             248,153
 Receivable from fund shares
  sold                                  56,659            490                  --
 Other assets                              522             74               1,127
                                --------------  -------------       -------------
 Total Assets                      141,524,985     12,700,293          61,104,686
                                --------------  -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             57,116            490                  --
 Payable for fund shares
  purchased                                 --             --             248,153
 Other liabilities                          --             --                  --
                                --------------  -------------       -------------
 Total Liabilities                      57,116            490             248,153
                                --------------  -------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $141,467,869    $12,699,803         $60,856,533
                                ==============  =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                MID CAP     U.S. MID CAP
                               HIGH YIELD       GROWTH          VALUE
                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                        2,019,076             --      4,312,960
   Class 1                               --             --             --
   Class II                              --      1,211,610        641,423
   Class 2                               --             --             --
   Class X                               --             --             --
   Class Y                               --             --             --
   Other                                 --             --             --
                              =============  =============  =============
  Cost:
   Class I                      $32,419,532             --    $63,245,628
   Class 1                               --             --             --
   Class II                              --    $14,662,329     11,822,663
   Class 2                               --             --             --
   Class X                               --             --             --
   Class Y                               --             --             --
   Other                                 --             --             --
                              =============  =============  =============
  Market Value:
   Class I                      $27,378,671             --    $85,137,833
   Class 1                               --             --             --
   Class II                              --    $15,048,191     12,623,212
   Class 2                               --             --             --
   Class X                               --             --             --
   Class Y                               --             --             --
   Other                                 --             --             --
 Due from Hartford Life and
  Annuity Insurance Company              --         32,104             --
 Receivable from fund shares
  sold                                7,223             --         38,570
 Other assets                           340             --             --
                              -------------  -------------  -------------
 Total Assets                    27,386,234     15,080,295     97,799,615
                              -------------  -------------  -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company           7,223             --         38,570
 Payable for fund shares
  purchased                              --         32,104             --
 Other liabilities                       --          1,013            592
                              -------------  -------------  -------------
 Total Liabilities                    7,223         33,117         39,162
                              -------------  -------------  -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities          $27,379,011    $15,047,178    $97,760,453
                              =============  =============  =============

                                       FOCUS              BALANCED        CAPITAL
                                       GROWTH              GROWTH      OPPORTUNITIES
                                  SUB-ACCOUNT (C)        SUB-ACCOUNT    SUB-ACCOUNT
----------------------------  ------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                  --             --
   Class 1                                     --                  --             --
   Class II                                    --                  --             --
   Class 2                                     --                  --             --
   Class X                              7,175,131           2,596,008      1,293,981
   Class Y                              1,975,523           1,630,930      1,020,512
   Other                                       --                  --             --
                                   ==============       =============  =============
  Cost:
   Class I                                     --                  --             --
   Class 1                                     --                  --             --
   Class II                                    --                  --             --
   Class 2                                     --                  --             --
   Class X                           $103,609,217         $31,637,575    $14,248,639
   Class Y                             38,279,351          23,623,944     12,679,364
   Other                                       --                  --             --
                                   ==============       =============  =============
  Market Value:
   Class I                                     --                  --             --
   Class 1                                     --                  --             --
   Class II                                    --                  --             --
   Class 2                                     --                  --             --
   Class X                           $123,771,014         $45,611,854    $16,342,975
   Class Y                             33,820,961          28,573,894     12,674,764
   Other                                       --                  --             --
 Due from Hartford Life and
  Annuity Insurance Company                    --                  --             --
 Receivable from fund shares
  sold                                    169,371              58,360         13,080
 Other assets                               2,404                 505            159
                                   --------------       -------------  -------------
 Total Assets                         157,763,750          74,244,613     29,030,978
                                   --------------       -------------  -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               169,371              58,360         13,080
 Payable for fund shares
  purchased                                    --                  --             --
 Other liabilities                             --                  --             --
                                   --------------       -------------  -------------
 Total Liabilities                        169,371              58,360         13,080
                                   --------------       -------------  -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $157,594,379         $74,186,253    $29,017,898
                                   ==============       =============  =============

(c)  Formerly American Opportunities. Change effective July 3, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                 DEVELOPING      FLEXIBLE        DIVIDEND
                                   GROWTH         INCOME          GROWTH
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --             --              --
   Class 1                                 --             --              --
   Class II                                --             --              --
   Class 2                                 --             --              --
   Class X                          1,414,356      3,511,274       9,759,674
   Class Y                            354,672      3,202,445       2,824,460
   Other                                   --             --              --
                                =============  =============  ==============
  Cost:
   Class I                                 --             --              --
   Class 1                                 --             --              --
   Class II                                --             --              --
   Class 2                                 --             --              --
   Class X                        $22,114,227    $35,067,721    $133,965,980
   Class Y                          6,748,609     23,425,031      40,688,639
   Other                                   --             --              --
                                =============  =============  ==============
  Market Value:
   Class I                                 --             --              --
   Class 1                                 --             --              --
   Class II                                --             --              --
   Class 2                                 --             --              --
   Class X                        $37,183,411    $25,597,187    $176,552,499
   Class Y                          9,171,824     23,281,775      51,037,989
   Other                                   --             --              --
 Due from Hartford Life and
  Annuity Insurance Company                --             --              --
 Receivable from fund shares
  sold                                155,269         21,853         263,433
 Other assets                             215             10           3,992
                                -------------  -------------  --------------
 Total Assets                      46,510,719     48,900,825     227,857,913
                                -------------  -------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company           155,269         21,853         263,433
 Payable for fund shares
  purchased                                --             --              --
 Other liabilities                         --             --              --
                                -------------  -------------  --------------
 Total Liabilities                    155,269         21,853         263,433
                                -------------  -------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $46,355,450    $48,878,972    $227,594,480
                                =============  =============  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   GLOBAL                             MONEY
                                   EQUITY           GROWTH            MARKET
                                 SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --               --                --
   Class 1                                  --               --                --
   Class II                                 --               --                --
   Class 2                                  --               --                --
   Class X                           2,799,388        1,162,418        42,171,214
   Class Y                             517,076        1,451,160        71,129,066
   Other                                    --               --                --
                               ===============  ===============  ================
  Cost:
   Class I                                  --               --                --
   Class 1                                  --               --                --
   Class II                                 --               --                --
   Class 2                                  --               --                --
   Class X                         $31,981,034      $14,620,117       $42,171,214
   Class Y                           7,396,279       22,552,157        71,129,066
   Other                                    --               --                --
                               ===============  ===============  ================
  Market Value:
   Class I                                  --               --                --
   Class 1                                  --               --                --
   Class II                                 --               --                --
   Class 2                                  --               --                --
   Class X                         $52,544,507      $21,156,017        42,171,214
   Class Y                           9,633,122       26,091,860        71,129,066
   Other                                    --               --                --
 Due from Hartford Life and
  Annuity Insurance Company                 --               --                --
 Receivable from fund shares
  sold                                 135,977              209            86,485
 Other assets                              441              604                 1
                               ---------------  ---------------  ----------------
 Total Assets                       62,314,047       47,248,690       113,386,766
                               ---------------  ---------------  ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company            135,977              209            86,485
 Payable for fund shares
  purchased                                 --               --                --
 Other liabilities                          --               --                --
                               ---------------  ---------------  ----------------
 Total Liabilities                     135,977              209            86,485
                               ---------------  ---------------  ----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $62,178,070      $47,248,481      $113,300,281
                               ===============  ===============  ================

                                                    EQUALLY            SMALL
                                                    WEIGHTED          COMPANY
                                  UTILITIES         S&P 500           GROWTH
                                 SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  --------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --                --               --
   Class 1                                  --                --               --
   Class II                                 --                --        1,012,460
   Class 2                                  --                --               --
   Class X                           1,889,294         3,182,070               --
   Class Y                             638,095         3,739,941               --
   Other                                    --                --               --
                               ===============  ================  ===============
  Cost:
   Class I                                  --                --               --
   Class 1                                  --                --               --
   Class II                                 --                --      $16,526,315
   Class 2                                  --                --               --
   Class X                         $23,896,022       $41,381,386               --
   Class Y                          12,708,575        77,374,398               --
   Other                                    --                --               --
                               ===============  ================  ===============
  Market Value:
   Class I                                  --                --               --
   Class 1                                  --                --               --
   Class II                                 --                --      $18,163,534
   Class 2                                  --                --               --
   Class X                         $47,780,253       $88,334,265               --
   Class Y                          16,124,662       102,736,180               --
   Other                                    --                --               --
 Due from Hartford Life and
  Annuity Insurance Company                 --                --           18,137
 Receivable from fund shares
  sold                                 129,573           288,295               --
 Other assets                              962             1,648              133
                               ---------------  ----------------  ---------------
 Total Assets                       64,035,450       191,360,388       18,181,804
                               ---------------  ----------------  ---------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company            129,573           288,295               --
 Payable for fund shares
  purchased                                 --                --           18,137
 Other liabilities                          --                --               --
                               ---------------  ----------------  ---------------
 Total Liabilities                     129,573           288,295           18,137
                               ---------------  ----------------  ---------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $63,905,877      $191,072,093      $18,163,667
                               ===============  ================  ===============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                             OPPENHEIMER
                                   GLOBAL           OPPENHEIMER                CAPITAL
                                  FRANCHISE         MIDCAP FUND           APPRECIATION FUND
                                 SUB-ACCOUNT      SUB-ACCOUNT (D)            SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                 --                       --
   Class 1                                 --                 --                       --
   Class II                         2,042,635                 --                       --
   Class 2                                 --                 --                       --
   Class X                                 --                 --                       --
   Class Y                                 --                 --                       --
   Other                                   --             70,017                1,516,627
                                =============       ============            =============
  Cost:
   Class I                                 --                 --                       --
   Class 1                                 --                 --                       --
   Class II                       $28,310,184                 --                       --
   Class 2                                 --                 --                       --
   Class X                                 --                 --                       --
   Class Y                                 --                 --                       --
   Other                                   --         $3,402,215              $58,071,164
                                =============       ============            =============
  Market Value:
   Class I                                 --                 --                       --
   Class 1                                 --                 --                       --
   Class II                       $36,828,702                 --                       --
   Class 2                                 --                 --                       --
   Class X                                 --                 --                       --
   Class Y                                 --                 --                       --
   Other                                   --         $3,514,155              $62,318,202
 Due from Hartford Life and
  Annuity Insurance Company                --              5,139                  295,928
 Receivable from fund shares
  sold                                 44,936                 --                       --
 Other assets                              --                372                       --
                                -------------       ------------            -------------
 Total Assets                      36,873,638          3,519,666               62,614,130
                                =============       ============            =============
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company            44,936                 --                       --
 Payable for fund shares
  purchased                                --              5,524                  295,928
 Other liabilities                        263                 --                    2,168
                                -------------       ------------            -------------
 Total Liabilities                     45,199              5,524                  298,096
                                -------------       ------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $36,828,439         $3,514,142              $62,316,034
                                =============       ============            =============

(d) Formerly Oppenheimer Aggressive Growth Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                OPPENHEIMER                    OPPENHEIMER
                                   GLOBAL       OPPENHEIMER    MAIN STREET
                                 SECURITIES     MAIN STREET     SMALL CAP
                                    FUND           FUND            FUND
                                SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --             --              --
   Class 1                                 --             --              --
   Class II                                --             --              --
   Class 2                                 --             --              --
   Class X                                 --             --              --
   Class Y                                 --             --              --
   Other                            5,328,068        497,166       6,569,759
                               ==============  =============  ==============
  Cost:
   Class I                                 --             --              --
   Class 1                                 --             --              --
   Class II                                --             --              --
   Class 2                                 --             --              --
   Class X                                 --             --              --
   Class Y                                 --             --              --
   Other                         $176,730,964    $11,008,954    $115,418,360
                               ==============  =============  ==============
  Market Value:
   Class I                                 --             --              --
   Class 1                                 --             --              --
   Class II                                --             --              --
   Class 2                                 --             --              --
   Class X                                 --             --              --
   Class Y                                 --             --              --
   Other                         $194,421,190    $12,220,327    $124,694,024
 Due from Hartford Life and
  Annuity Insurance Company           691,284        171,342         528,735
 Receivable from fund shares
  sold                                     --             --              --
 Other assets                              --             --              --
                               --------------  -------------  --------------
 Total Assets                     195,112,474     12,391,669     125,222,759
                               ==============  =============  ==============
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --             --              --
 Payable for fund shares
  purchased                           691,284        171,342         528,735
 Other liabilities                      2,594            117           1,625
                               --------------  -------------  --------------
 Total Liabilities                    693,878        171,459         530,360
                               --------------  -------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $194,418,596    $12,220,210    $124,692,399
                               ==============  =============  ==============


                                  PUTNAM           PUTNAM GLOBAL
                                DIVERSIFIED            ASSET               PUTNAM GROWTH
                                  INCOME            ALLOCATION               AND INCOME
                                SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --                  --                      --
   Class 1                                --                  --                      --
   Class II                               --                  --                      --
   Class 2                                --                  --                      --
   Class X                                --                  --                      --
   Class Y                                --                  --                      --
   Other                           3,444,034             665,672                 276,183
                               =============       =============            ============
  Cost:
   Class I                                --                  --                      --
   Class 1                                --                  --                      --
   Class II                               --                  --                      --
   Class 2                                --                  --                      --
   Class X                                --                  --                      --
   Class Y                                --                  --                      --
   Other                         $29,653,012         $10,255,426              $7,353,166
                               =============       =============            ============
  Market Value:
   Class I                                --                  --                      --
   Class 1                                --                  --                      --
   Class II                               --                  --                      --
   Class 2                                --                  --                      --
   Class X                                --                  --                      --
   Class Y                                --                  --                      --
   Other                         $30,238,620         $11,010,214              $8,108,742
 Due from Hartford Life and
  Annuity Insurance Company          208,744               4,050                  21,653
 Receivable from fund shares
  sold                                    --                  --                      --
 Other assets                              1                  --                      --
                               -------------       -------------            ------------
 Total Assets                     30,447,365          11,014,264               8,130,395
                               =============       =============            ============
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               --                  --                      --
 Payable for fund shares
  purchased                          208,744               4,050                  21,653
 Other liabilities                        --                 400                   1,035
                               -------------       -------------            ------------
 Total Liabilities                   208,744               4,450                  22,688
                               -------------       -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $30,238,621         $11,009,814              $8,107,707
                               =============       =============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    PUTNAM
                                INTERNATIONAL           PUTNAM             PUTNAM
                                    EQUITY            INVESTORS           NEW VALUE
                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --                 --                  --
   Class 1                                  --                 --                  --
   Class II                                 --                 --                  --
   Class 2                                  --                 --                  --
   Class X                                  --                 --                  --
   Class Y                                  --                 --                  --
   Other                             6,170,015            643,917             954,904
                                ==============       ============       =============
  Cost:
   Class I                                  --                 --                  --
   Class 1                                  --                 --                  --
   Class II                                 --                 --                  --
   Class 2                                  --                 --                  --
   Class X                                  --                 --                  --
   Class Y                                  --                 --                  --
   Other                          $105,005,021         $7,120,418         $16,116,678
                                ==============       ============       =============
  Market Value:
   Class I                                  --                 --                  --
   Class 1                                  --                 --                  --
   Class II                                 --                 --                  --
   Class 2                                  --                 --                  --
   Class X                                  --                 --                  --
   Class Y                                  --                 --                  --
   Other                          $127,349,098         $7,862,226         $17,512,934
 Due from Hartford Life and
  Annuity Insurance Company            426,628              8,332              57,548
 Receivable from fund shares
  sold                                      --                 --                  --
 Other assets                               --                 --                  --
                                --------------       ------------       -------------
 Total Assets                      127,775,726          7,870,558          17,570,482
                                --------------       ------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                 --                  --
 Payable for fund shares
  purchased                            426,628              8,332              57,548
 Other liabilities                       2,162                  2                 362
                                --------------       ------------       -------------
 Total Liabilities                     428,790              8,334              57,910
                                --------------       ------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $127,346,936         $7,862,224         $17,512,572
                                ==============       ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                 PUTNAM
                                        PUTNAM              THE GEORGE PUTNAM             PUTNAM
                                   SMALL CAP VALUE           FUND OF BOSTON               VISTA
                                     SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                       --                      --
   Class 1                                      --                       --                      --
   Class II                                     --                       --                      --
   Class 2                                      --                       --                      --
   Class X                                      --                       --                      --
   Class Y                                      --                       --                      --
   Other                                 4,447,269                1,458,973                 156,902
                                    ==============            =============            ============
  Cost:
   Class I                                      --                       --                      --
   Class 1                                      --                       --                      --
   Class II                                     --                       --                      --
   Class 2                                      --                       --                      --
   Class X                                      --                       --                      --
   Class Y                                      --                       --                      --
   Other                              $101,307,090              $17,088,821              $2,217,253
                                    ==============            =============            ============
  Market Value:
   Class I                                      --                       --                      --
   Class 1                                      --                       --                      --
   Class II                                     --                       --                      --
   Class 2                                      --                       --                      --
   Class X                                      --                       --                      --
   Class Y                                      --                       --                      --
   Other                              $107,935,205              $18,091,268              $2,306,462
 Due from Hartford Life and
  Annuity Insurance Company                423,561                   94,962                      --
 Receivable from fund shares
  sold                                          --                       --                      87
 Other assets                                   --                        3                      --
                                    --------------            -------------            ------------
 Total Assets                          108,358,766               18,186,233               2,306,549
                                    --------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                       --                      87
 Payable for fund shares
  purchased                                423,562                   94,962                      --
 Other liabilities                           3,673                       --                       1
                                    --------------            -------------            ------------
 Total Liabilities                         427,235                   94,962                      88
                                    --------------            -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $107,931,531              $18,091,271              $2,306,461
                                    ==============            =============            ============


                                       PUTNAM                           GROWTH AND
                                      VOYAGER           ENTERPRISE        INCOME
                                    SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------  -----------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --             493,413       1,544,813
   Class 1                                    --                  --              --
   Class II                                   --             353,298       8,127,613
   Class 2                                    --                  --              --
   Class X                                    --                  --              --
   Class Y                                    --                  --              --
   Other                                  84,825                  --              --
                                    ============       =============  ==============
  Cost:
   Class I                                    --         $10,448,397     $24,179,067
   Class 1                                    --                  --              --
   Class II                                   --           5,719,969     143,883,608
   Class 2                                    --                  --              --
   Class X                                    --                  --              --
   Class Y                                    --                  --              --
   Other                              $2,378,819                  --              --
                                    ============       =============  ==============
  Market Value:
   Class I                                    --          $7,682,439     $33,985,903
   Class 1                                    --                  --              --
   Class II                                   --           5,497,326     178,482,374
   Class 2                                    --                  --              --
   Class X                                    --                  --              --
   Class Y                                    --                  --              --
   Other                              $2,550,693                  --              --
 Due from Hartford Life and
  Annuity Insurance Company                  283                  --         137,336
 Receivable from fund shares
  sold                                        --               2,004              --
 Other assets                                 --                  95              --
                                    ------------       -------------  --------------
 Total Assets                          2,550,976          13,181,864     212,605,613
                                    ------------       -------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --               2,004              --
 Payable for fund shares
  purchased                                  283                  --         137,336
 Other liabilities                           423                  --           1,896
                                    ------------       -------------  --------------
 Total Liabilities                           706               2,004         139,232
                                    ------------       -------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,550,270         $13,179,860    $212,466,381
                                    ============       =============  ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                              AGGRESSIVE
                                                      STRATEGIC                 GROWTH
                                   COMSTOCK             GROWTH                PORTFOLIO
                                 SUB-ACCOUNT       SUB-ACCOUNT (E)           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --                 --                      --
   Class 1                                  --                 --                      --
   Class II                         17,382,174            153,736                 263,799
   Class 2                                  --                 --                      --
   Class X                                  --                 --                      --
   Class Y                                  --                 --                      --
   Other                                    --                 --                      --
                                ==============       ============            ============
  Cost:
   Class I                                  --                 --                      --
   Class 1                                  --                 --                      --
   Class II                       $224,354,581         $3,690,160              $1,287,579
   Class 2                                  --                 --                      --
   Class X                                  --                 --                      --
   Class Y                                  --                 --                      --
   Other                                    --                 --                      --
                                ==============       ============            ============
  Market Value:
   Class I                                  --                 --                      --
   Class 1                                  --                 --                      --
   Class II                       $255,517,954         $4,387,628              $1,382,307
   Class 2                                  --                 --                      --
   Class X                                  --                 --                      --
   Class Y                                  --                 --                      --
   Other                                    --                 --                      --
 Due from Hartford Life and
  Annuity Insurance Company            473,329              4,454                      --
 Receivable from fund shares
  sold                                      --                 --                   4,206
 Other assets                               --                  7                       2
                                --------------       ------------            ------------
 Total Assets                      255,991,283          4,392,089               1,386,515
                                --------------       ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                 --                   4,206
 Payable for fund shares
  purchased                            473,329              4,454                      --
 Other liabilities                       3,547                 --                      --
                                --------------       ------------            ------------
 Total Liabilities                     476,876              4,454                   4,206
                                --------------       ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $255,514,407         $4,387,635              $1,382,309
                                ==============       ============            ============

(e)  Formerly Emerging Growth. Change effective August 15, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                    WELLS FARGO            WELLS FARGO
                                                   ADVANTAGE VT           ADVANTAGE VT
                                 GOVERNMENT      ASSET ALLOCATION         TOTAL RETURN
                                 PORTFOLIO             FUND                 BOND FUND
                                SUB-ACCOUNT       SUB-ACCOUNT (F)        SUB-ACCOUNT (G)
-------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                --                     --
   Class 1                                 --                --                     --
   Class II                         3,042,026                --                     --
   Class 2                                 --                --                     --
   Class X                                 --                --                     --
   Class Y                                 --                --                     --
   Other                                   --            42,731                 93,631
                               ==============       ===========            ===========
  Cost:
   Class I                                 --                --                     --
   Class 1                                 --                --                     --
   Class II                       $28,261,228                --                     --
   Class 2                                 --                --                     --
   Class X                                 --                --                     --
   Class Y                                 --                --                     --
   Other                                   --          $560,187               $919,016
                               ==============       ===========            ===========
  Market Value:
   Class I                                 --                --                     --
   Class 1                                 --                --                     --
   Class II                       $28,290,838                --                     --
   Class 2                                 --                --                     --
   Class X                                 --                --                     --
   Class Y                                 --                --                     --
   Other                                   --          $603,793               $917,586
 Due from Hartford Life and
  Annuity Insurance Company             6,293                --                  1,482
 Receivable from fund shares
  sold                                     --               101                     --
 Other assets                              16                 3                     67
                               --------------       -----------            -----------
 Total Assets                      28,297,147           603,897                919,135
                               --------------       -----------            -----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --               101                     --
 Payable for fund shares
  purchased                             6,293                --                  1,482
 Other liabilities                         --                --                     --
                               --------------       -----------            -----------
 Total Liabilities                      6,293               101                  1,482
                               --------------       -----------            -----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities            $28,290,854          $603,796               $917,653
                               ==============       ===========            ===========

                                    WELLS FARGO            WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT           ADVANTAGE VT           ADVANTAGE VT
                                   EQUITY INCOME          C&B LARGE CAP         LARGE COMPANY
                                       FUND                VALUE FUND             CORE FUND
                                  SUB-ACCOUNT (H)        SUB-ACCOUNT (I)       SUB-ACCOUNT (J)
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                   --                     --                   --
   Class 1                                   --                     --                   --
   Class II                                  --                     --                   --
   Class 2                                   --                     --                   --
   Class X                                   --                     --                   --
   Class Y                                   --                     --                   --
   Other                                 21,140                 84,940                  380
                                    ===========            ===========             ========
  Cost:
   Class I                                   --                     --                   --
   Class 1                                   --                     --                   --
   Class II                                  --                     --                   --
   Class 2                                   --                     --                   --
   Class X                                   --                     --                   --
   Class Y                                   --                     --                   --
   Other                               $357,827               $827,946               $5,046
                                    ===========            ===========             ========
  Market Value:
   Class I                                   --                     --                   --
   Class 1                                   --                     --                   --
   Class II                                  --                     --                   --
   Class 2                                   --                     --                   --
   Class X                                   --                     --                   --
   Class Y                                   --                     --                   --
   Other                               $417,508               $954,722               $5,928
 Due from Hartford Life and
  Annuity Insurance Company                  --                     --                   --
 Receivable from fund shares
  sold                                       73                    134                    1
 Other assets                                --                     --                   --
                                    -----------            -----------             --------
 Total Assets                           417,581                954,856                5,929
                                    -----------            -----------             --------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  73                    134                   --
 Payable for fund shares
  purchased                                  --                     --                   --
 Other liabilities                            1                      2                   --
                                    -----------            -----------             --------
 Total Liabilities                           74                    136                   --
                                    -----------            -----------             --------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $417,507               $954,720               $5,929
                                    ===========            ===========             ========

(f) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

(g) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

(h) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

(i) Formerly Wells Fargo Advantage C&B Large Cap Value Fund. Change effective May 1, 2006.

(j) Formerly Wells Fargo Advantage Large Company Core Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT           ADVANTAGE VT
                                   INTERNATIONAL          LARGE COMPANY
                                     CORE FUND             GROWTH FUND
                                  SUB-ACCOUNT (K)        SUB-ACCOUNT (L)
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                   --                      --
   Class 1                                   --                      --
   Class II                                  --                      --
   Class 2                                   --                      --
   Class X                                   --                      --
   Class Y                                   --                      --
   Other                                 18,392                 412,149
                                     ==========            ============
  Cost:
   Class I                                   --                      --
   Class 1                                   --                      --
   Class II                                  --                      --
   Class 2                                   --                      --
   Class X                                   --                      --
   Class Y                                   --                      --
   Other                               $155,163              $3,747,448
                                     ==========            ============
  Market Value:
   Class I                                   --                      --
   Class 1                                   --                      --
   Class II                                  --                      --
   Class 2                                   --                      --
   Class X                                   --                      --
   Class Y                                   --                      --
   Other                               $181,532              $3,952,513
 Due from Hartford Life and
  Annuity Insurance Company                  --                   6,646
 Receivable from fund shares
  sold                                       30                      --
 Other assets                                --                      --
                                     ----------            ------------
 Total Assets                           181,562               3,959,159
                                     ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  30                      --
 Payable for fund shares
  purchased                                  --                   6,646
 Other liabilities                           --                      16
                                     ----------            ------------
 Total Liabilities                           30                   6,662
                                     ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $181,532              $3,952,497
                                     ==========            ============

(k) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

(l) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            WELLS FARGO
                                    WELLS FARGO             ADVANTAGE VT         WELLS FARGO
                                    ADVANTAGE VT             SMALL CAP          ADVANTAGE VT
                                 MONEY MARKET FUND          GROWTH FUND        DISCOVERY FUND
                                  SUB-ACCOUNT (M)         SUB-ACCOUNT (N)      SUB-ACCOUNT (O)
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --                    --
   Class 1                                    --                      --                    --
   Class II                                   --                      --                    --
   Class 2                                    --                      --                    --
   Class X                                    --                      --                    --
   Class Y                                    --                      --                    --
   Other                               1,843,360                 240,957                 9,870
                                    ============            ============            ==========
  Cost:
   Class I                                    --                      --                    --
   Class 1                                    --                      --                    --
   Class II                                   --                      --                    --
   Class 2                                    --                      --                    --
   Class X                                    --                      --                    --
   Class Y                                    --                      --                    --
   Other                              $1,843,360              $2,117,213              $150,887
                                    ============            ============            ==========
  Market Value:
   Class I                                    --                      --                    --
   Class 1                                    --                      --                    --
   Class II                                   --                      --                    --
   Class 2                                    --                      --                    --
   Class X                                    --                      --                    --
   Class Y                                    --                      --                    --
   Other                              $1,843,360              $2,399,928              $162,259
 Due from Hartford Life and
  Annuity Insurance Company                   --                   4,572                   181
 Receivable from fund shares
  sold                                       270                      --                    --
 Other assets                                 66                      --                     2
                                    ------------            ------------            ----------
 Total Assets                          1,843,696               2,404,500               162,442
                                    ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  270                      --                    --
 Payable for fund shares
  purchased                                   --                   4,572                   180
 Other liabilities                            --                      28                    --
                                    ------------            ------------            ----------
 Total Liabilities                           270                   4,600                   180
                                    ------------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,843,426              $2,399,900              $162,262
                                    ============            ============            ==========

                                        WELLS FARGO
                               WELLS FARGO ANTAGE VT          WELLS FARGO
                               ADVANTAGE VT /MID CAP          ADVANTAGE VT
                               DISCOVERY FUND  FUND         OPPORTUNITY FUND
                             SUB-ACCOUNT (O)
-----------------------------  -----------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                       --                    --
   Class 1                                       --                    --
   Class II                                      --                    --
   Class 2                                       --                    --
   Class X                                       --                    --
   Class Y                                       --                    --
   Other                                     15,435                 4,766
                                         ==========            ==========
  Cost:
   Class I                                       --                    --
   Class 1                                       --                    --
   Class II                                      --                    --
   Class 2                                       --                    --
   Class X                                       --                    --
   Class Y                                       --                    --
   Other                                   $208,076              $115,418
                                         ==========            ==========
  Market Value:
   Class I                                       --                    --
   Class 1                                       --                    --
   Class II                                      --                    --
   Class 2                                       --                    --
   Class X                                       --                    --
   Class Y                                       --                    --
   Other                                   $204,823              $114,485
 Due from Hartford Life and
  Annuity Insurance Company                      --                    --
 Receivable from fund shares
  sold                                           28                    --
 Other assets                                    --                    --
                                         ----------            ----------
 Total Assets                               204,851               114,485
                                         ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                      29                    22
 Payable for fund shares
  purchased                                      --                    --
 Other liabilities                                2                    --
                                         ----------            ----------
 Total Liabilities                               31                    22
                                         ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                     $204,820              $114,463
                                         ==========            ==========

(m) Formerly Wells Fargo Advantage Money Market Fund. Change effective May 1, 2006.

(n) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

(o) Formerly Wells Fargo Advantage Discovery Fund. Change effective May 1, 2006.

(p) Formerly Wells Fargo Advantage Multi Cap Value Fund. Change effective May 1, 2006.

(q) Formerly Wells Fargo Advantage Opportunity Fund. Change effective May 1,
    2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                     OWNED BY         UNIT               UNIT         CONTRACT
                                                                   PARTICIPANTS   FAIR VALUE#        FAIR VALUE#     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
AllianceBernstein VP Balanced Wealth Strategy Portfolio -- Class
 B                                                                     4,460,679    $11.725104  to     $12.097214     $53,066,743
AllianceBernstein VP Global Research Growth Portfolio -- Class B         300,614     13.327881  to      13.699024       4,057,396
AllianceBernstein VP International Value Portfolio -- Class B         16,808,617     14.464028  to      14.909092     246,423,423
AllianceBernstein VP Small/Mid Cap Value Portfolio -- Class B          1,817,311     11.668764  to      12.039175      21,519,101
AllianceBernstein VP Value Portfolio -- Class B                        8,401,492     12.069459  to      12.452476     102,888,527
American Funds Global Growth Fund -- Class 2                           6,908,287      1.666306  to      15.880469      81,749,215
American Funds Growth Fund -- Class 2                                 47,991,461      1.394084  to      14.449124     508,413,574
American Funds Growth-Income Fund -- Class 2                          37,227,352      1.335895  to      14.243630     497,883,653
American Funds International Fund -- Class 2                          15,663,802      1.773408  to      16.442063     188,515,377
American Funds Global Small Capitalization Fund -- Class 2             3,754,997      2.063188  to      21.237999      61,695,357
Fidelity VIP Equity-Income Fund -- Class SRV2                          8,578,364     12.058974  to      12.441638     104,976,398
Fidelity VIP Growth Portfolio -- Class SRV2                            2,800,507     10.972432  to      11.320706      31,188,907
Fidelity VIP Contrafund -- Class SRV2                                 28,394,766     12.221659  to      12.609462     352,422,149
Fidelity VIP Mid Cap Portfolio -- Class SRV2                           8,794,436     12.170682  to      12.556903     108,590,109
Fidelity VIP Value Strategies Portfolio -- Class SRV2                    607,783     11.690429  to      12.061412       7,192,988
Franklin Small-Mid Cap Growth Securities Fund -- Class 2               7,181,154      1.177813  to      13.557262      60,079,649
Franklin Strategic Income Fund -- Class 1                              7,235,285      1.425577  to      15.566184     104,755,476
Franklin Mutual Shares Securities Fund -- Class 2                     11,928,817      1.496340  to      17.516094     196,573,758
Templeton Developing Markets Securities Fund -- Class 1                1,791,126      2.681166  to      23.562672      37,135,086
Templeton Growth Securities Fund -- Class 2                            4,775,395      1.507218  to      15.976700      71,359,884
Hartford Advisors HLS Fund -- Class IA                                25,174,380      1.165942  to       5.239892      37,603,713
Hartford Total Return Bond HLS Fund -- Class IA                      218,654,860      1.402093  to      13.445086     384,050,017
Hartford Dividend and Growth HLS Fund -- Class IA                    158,705,009      1.507834  to       3.909317     295,070,267
Hartford Focus HLS Fund -- Class IA                                    1,529,948      1.111231  to       1.189811       1,754,290
Hartford Global Advisers HLS Fund -- Class IA                          4,406,491      1.268352  to       2.033530       6,282,509
Hartford Global Leaders HLS Fund -- Class IA                           6,641,218      1.391475  to      11.575757      12,297,388
Hartford Disciplined Equity HLS Fund -- Class IA                     313,185,064      1.155024  to      11.870122     405,945,287
Hartford Growth HLS Fund -- Class IA                                  19,648,295      1.281369  to       1.359730      25,922,057
Hartford Growth Opportunities HLS Fund -- Class IA                    43,723,641      1.539407  to      16.063468      70,131,384
Hartford High Yield HLS Fund -- Class IA                              20,169,262      1.343949  to      11.835874      28,178,556
Hartford Index HLS Fund -- Class IA                                   14,172,094      1.101548  to       5.396069      20,582,129
Hartford International Capital Appreciation HLS Fund -- Class IA      33,557,741      1.576637  to       1.683127      54,470,303
Hartford International Small Company HLS Fund -- Class IA             16,433,229      2.192075  to       2.340119      36,687,864
Hartford International Opportunities HLS Fund -- Class IA             69,600,272      1.363263  to       2.574550     110,000,215
Hartford Money Market HLS Fund -- Class IA                            57,955,937      1.014418  to       1.994415      73,130,315
Hartford Mortgage Securities HLS Fund -- Class IA                      6,923,296      1.298821  to       2.971599      10,815,927
Hartford Small Company HLS Fund -- Class IA                            3,684,759      1.561458  to       2.574772       6,591,195
Hartford SmallCap Growth HLS Fund -- Class IA                         31,350,148      1.368314  to      14.059456      44,635,987
Hartford Stock HLS Fund -- Class IA                                   38,140,243      1.065889  to       6.727823      49,928,926
Hartford U.S. Government Securities HLS Fund -- Class IA             151,773,123      1.077424  to       1.143295     167,461,980
Hartford Value HLS Fund -- Class IA                                   13,890,484      1.299885  to       1.391771      18,505,324
Hartford Value Opportunities HLS Fund -- Class IA                     32,924,690      1.581718  to      18.243700      54,850,180
Hartford Equity Income HLS Fund -- Class IA                           17,568,972      1.389511  to       1.452696      25,048,712
Lord Abbett All Value Portfolio -- Class VC                            2,377,799     11.704297  to      12.075767      28,384,516
Lord Abbett America's Value Portfolio -- Class VC                      1,738,865     11.343054  to      11.692294      20,154,227
Lord Abbett Bond-Debenture Portfolio -- Class VC                       3,797,644     10.535676  to      10.870047      40,758,390

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                     OWNED BY         UNIT               UNIT         CONTRACT
                                                                   PARTICIPANTS   FAIR VALUE#        FAIR VALUE#     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio -- Class VC                   13,708,508    $11.587688  to     $11.955476    $161,600,726
Lord Abbett Large-Cap Core Portfolio -- Class VC                         938,897     11.602501  to      11.925730      11,070,605
MFS Capital Opportunities Series -- Class INIT                         1,300,401      1.108918  to       9.519116       9,383,404
MFS Emerging Growth Series -- Class INIT                               1,887,087      1.140051  to       8.582192      11,113,217
MFS Investors Growth Stock Series -- Class INIT                        1,262,718      1.054520  to       8.484512       8,777,292
MFS Investors Trust Series -- Class INIT                               2,500,109      1.222627  to       9.881592      23,959,926
MFS Total Return Series -- Class INIT                                 17,455,668      1.292758  to      14.451327     241,057,529
Equity and Income -- Class II                                          1,971,100     14.380670  to      14.957667      28,970,040
Core Plus Fixed Income -- Class I                                     11,222,347      1.191205  to      14.041834     141,439,723
Emerging Markets Debt -- Class I                                         682,701      1.697139  to      22.308553      12,699,803
Emerging Markets Equity -- Class I                                     1,167,292      2.581713  to      22.911995      24,464,570
Emerging Markets Equity -- Class II                                    2,240,728     16.032361  to      16.525505      36,387,348
High Yield -- Class I                                                  2,529,107      1.355279  to      11.450139      27,379,011
Mid Cap Growth -- Class II                                             1,191,841     12.405408  to      12.799102      15,047,178
U.S. Mid Cap Value -- Class I                                          5,298,890      1.462788  to      20.011935      85,120,969
U.S. Mid Cap Value -- Class II                                           975,318     12.751445  to      13.156067      12,622,523
Focus Growth -- Class X                                                9,593,226      1.100382  to      28.412686     123,447,919
Focus Growth -- Class Y                                                4,856,272      6.733865  to       7.083748      33,820,118
Balanced Growth -- Class X                                             3,886,905      1.322920  to      25.525698      45,403,629
Balanced Growth -- Class Y                                             2,029,572     13.634590  to      14.342822      28,572,789
Capital Opportunities -- Class X                                       1,771,012      1.280881  to      12.161643      16,338,688
Capital Opportunities -- Class Y                                       2,788,268      4.405475  to       4.634341      12,674,766
Developing Growth -- Class X                                           2,322,577      1.589383  to      33.540696      37,081,038
Developing Growth -- Class Y                                             985,570      9.042643  to       9.512393       9,171,579
Flexible Income -- Class X                                             2,614,030      1.363163  to      14.491175      25,465,008
Flexible Income -- Class Y                                             2,022,706     11.173114  to      11.753511      23,281,789
Dividend Growth -- Class X                                            12,079,696      1.191924  to      29.662158     175,903,122
Dividend Growth -- Class Y                                             4,082,243     12.119250  to      12.748835      51,036,984
Global Equity -- Class X                                               4,281,329      1.475550  to      22.566843      52,407,923
Global Equity -- Class Y                                                 895,612     10.431601  to      10.973461       9,633,110
Growth -- Class X                                                      1,878,388      1.143977  to      20.422848      20,961,334
Growth -- Class Y                                                      3,681,922      6.926968  to       7.286850      26,091,996
Money Market -- Class X                                                3,995,582      1.035260  to      13.370650      42,085,300
Money Market -- Class Y                                                6,934,455     10.017061  to      10.537460      71,129,067
Utilities -- Class X                                                   2,739,196      1.591089  to      32.024084      47,637,721
Utilities -- Class Y                                                   1,583,356      9.826005  to      10.336241      16,124,583
Equally-Weighted S&P 500 -- Class X                                    5,093,016      1.491047  to      36.673529      88,115,433
Equally-Weighted S&P 500 -- Class Y                                    6,470,862     15.474905  to      16.278670     102,735,938
Small Company Growth -- Class II                                       1,338,986     13.361686  to      13.772179      18,163,667
Global Franchise -- Class II                                           2,094,193     17.253444  to      17.945559      36,828,439
Oppenheimer Midcap Fund -- Class SRV                                     315,065     10.994400  to      11.343436       3,514,142
Oppenheimer Capital Appreciation Fund -- Class SRV                     5,584,079     10.985837  to      11.334601      62,251,783
Oppenheimer Global Securities Fund -- Class SRV                       14,691,818     13.026465  to      13.427502     194,295,733
Oppenheimer Main Street Fund -- Class SRV                              1,040,560     11.574490  to      11.941867      12,220,210
Oppenheimer Main Street Small Cap Fund -- Class SRV                   10,153,980     12.101367  to      12.485517     124,650,956
Putnam Diversified Income Fund -- Class IB                             1,806,125     13.549381  to      18.253223      30,238,621
Putnam Global Asset Allocation Fund -- Class IB                          512,521     11.003806  to      37.652345      11,009,814
Putnam Growth and Income Fund -- Class IB                                277,515     12.148945  to      59.718647       8,107,707

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                     OWNED BY         UNIT               UNIT         CONTRACT
                                                                   PARTICIPANTS   FAIR VALUE#        FAIR VALUE#     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Putnam International Equity Fund -- Class IB                           7,258,547    $10.327876  to     $24.793041    $127,292,166
Putnam Investors Fund -- Class IB                                        802,081      7.371757  to      11.233877       7,862,224
Putnam New Value Fund -- Class IB                                        830,343     15.897471  to      22.290074      17,512,572
Putnam Small Cap Value Fund -- Class IB                                4,225,245     22.593352  to      27.061733     107,899,816
Putnam The George Putnam Fund of Boston -- Class IB                    1,345,482     12.487367  to      14.235201      18,085,656
Putnam Vista Fund -- Class IB                                            206,960      5.518537  to      16.505957       2,306,461
Putnam Voyager Fund -- Class IB                                          191,846      5.358460  to      55.681359       2,550,270
Enterprise -- Class I                                                  1,083,308      1.048697  to       8.964124       7,672,780
Enterprise -- Class II                                                   921,657      5.776113  to       6.076283       5,497,343
Growth and Income -- Class I                                           3,246,628      1.440032  to      16.541422      33,923,694
Growth and Income -- Class II                                         10,681,702     16.260056  to      17.104494     178,429,478
Comstock -- Class II                                                  15,259,048     16.327017  to      17.045194     255,476,442
Strategic Growth -- Class II                                             335,292     12.838045  to      13.353671       4,387,635
Aggressive Growth Portfolio -- Class II                                  115,061     11.826680  to      12.190083       1,382,309
Government Portfolio -- Class II                                       2,759,946     10.105234  to      10.410536      28,290,854
Wells Fargo Advantage VT Asset Allocation Fund                           470,140      1.275133  to       1.332802         603,796
Wells Fargo Advantage VT Total Return Bond Fund                          788,276      1.146053  to       1.197937         917,653
Wells Fargo Advantage VT Equity Income Fund                              305,042      1.356942  to       1.418348         417,507
Wells Fargo Advantage VT C&B Large Cap Value Fund                        733,740      1.278026  to       1.335887         954,720
Wells Fargo Advantage VT Large Company Core Fund                           5,244      1.130449  to       1.130449           5,929
Wells Fargo Advantage VT International Core Fund                         128,944      1.401778  to       1.433665         181,532
Wells Fargo Advantage VT Large Company Growth Fund                     3,764,738      1.033116  to       1.079893       3,952,497
Wells Fargo Advantage VT Money Market Fund                             1,832,890      0.991445  to       1.036346       1,843,426
Wells Fargo Advantage VT Small Cap Growth Fund                         1,737,536      1.359239  to       1.420762       2,399,900
Wells Fargo Advantage VT Discovery Fund                                   12,779     12.580387  to      12.771333         162,262
Wells Fargo Advantage VT Small/Mid Cap Value Fund                         14,896     13.587309  to      13.859145         204,820
Wells Fargo Advantage VT Opportunity Fund                                  9,531     11.911783  to      12.054296         114,463
DEFERRED ANNUITY CONTRACTS IN THE ANNUITY PERIOD
 (BY SUB-ACCOUNT):
AllianceBernstein VP International Value Portfolio -- Class B             20,229     14.799979  to      14.909092         300,689
AllianceBernstein VP Small/Mid Cap Value Portfolio -- Class B             18,797     11.950981  to      12.039175         226,054
AllianceBernstein VP Value Portfolio -- Class B                           23,155     12.361281  to      12.452476         287,968
American Funds Global Growth Fund -- Class 2                               2,782     15.880469  to      15.880469          44,183
American Funds Growth Fund -- Class 2                                      8,939     10.000324  to      14.449124         105,006
American Funds Growth-Income Fund -- Class 2                               5,475     14.009933  to      14.243630          77,557
American Funds International Fund -- Class 2                               2,016     11.361976  to      16.442063          26,641
Fidelity VIP Equity-Income Fund -- Class SRV2                              3,245     12.350535  to      12.350535          40,075
Fidelity VIP Growth Portfolio -- Class SRV2                                  495     11.237773  to      11.237773           5,563
Fidelity VIP Contrafund -- Class SRV2                                     18,859     12.609462  to      12.609462         237,807
Fidelity VIP Mid Cap Portfolio -- Class SRV2                              32,404     12.464942  to      12.556903         406,852
Franklin Small-Mid Cap Growth Securities Fund -- Class 2                     572      7.745112  to      13.557262           4,576
Franklin Strategic Income Fund -- Class 1                                    869     15.566184  to      15.566184          13,532
Franklin Mutual Shares Securities Fund -- Class 2                          3,208     17.282141  to      17.516094          56,164
Templeton Growth Securities Fund -- Class 2                                2,042     15.976700  to      15.976700          32,631
Hartford Advisors HLS Fund -- Class IA                                    37,158      1.192989  to       1.192989          44,330
Hartford Total Return Bond HLS Fund -- Class IA                          160,779      1.511505  to       1.511505         243,018
Hartford Dividend and Growth HLS Fund -- Class IA                         85,015      1.633404  to       1.633404         138,864

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                     OWNED BY         UNIT               UNIT         CONTRACT
                                                                   PARTICIPANTS   FAIR VALUE#        FAIR VALUE#     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund -- Class IA                         167,391     $1.172258  to      $1.172258        $196,226
Hartford Growth HLS Fund -- Class IA                                       4,081      1.342101  to       1.342101           5,477
Hartford High Yield HLS Fund -- Class IA                                   4,592      1.368169  to       1.368169           6,282
Hartford International Capital Appreciation HLS Fund -- Class IA           3,516      1.658052  to       1.658052           5,830
Hartford International Small Company HLS Fund -- Class IA                  9,932      2.305259  to       2.305259          22,897
Hartford International Opportunities HLS Fund -- Class IA                 32,356      1.375353  to       1.375353          44,501
Hartford Money Market HLS Fund -- Class IA                                 8,206      1.142958  to       1.142958           9,379
Hartford Mortgage Securities HLS Fund -- Class IA                         36,410      1.362058  to       1.362058          49,593
Hartford Small Company HLS Fund -- Class IA                              117,333      1.611899  to       1.611899         189,130
Hartford SmallCap Growth HLS Fund -- Class IA                             43,786      1.433212  to       1.451976          63,409
Hartford U.S. Government Securities HLS Fund -- Class IA                 123,566      1.128516  to       1.128516         139,446
Hartford Equity Income HLS Fund -- Class IA                                3,192      1.438253  to       1.438253           4,591
Lord Abbett All Value Portfolio -- Class VC                                  452     11.987317  to      11.987317           5,414
Lord Abbett America's Value Portfolio -- Class VC                            734     11.606671  to      11.606671           8,517
Lord Abbett Bond-Debenture Portfolio -- Class VC                             355     10.790422  to      10.790422           3,827
MFS Capital Opportunities Series -- Class INIT                                30      9.519116  to       9.519116             282
MFS Emerging Growth Series -- Class INIT                                      33      8.582192  to       8.582192             284
MFS Total Return Series -- Class INIT                                      1,087     14.428271  to      14.451327          15,703
Core Plus Fixed Income -- Class I                                          2,004     14.041834  to      14.041834          28,146
Emerging Markets Equity -- Class I                                           201     22.911995  to      22.911995           4,615
U.S. Mid Cap Value -- Class I                                                940     14.391472  to      18.429393          16,961
Focus Growth -- Class X                                                   11,453     28.412686  to      28.412686         325,408
Focus Growth -- Class Y                                                      132      7.083748  to       7.083748             934
Balanced Growth -- Class X                                                 8,177     25.525698  to      25.525698         208,733
Balanced Growth -- Class Y                                                    77     14.342822  to      14.342822           1,102
Capital Opportunities -- Class X                                             365     12.161643  to      12.161643           4,444
Developing Growth -- Class X                                               3,066     33.540696  to      33.540696         102,833
Flexible Income -- Class X                                                 9,121     14.491175  to      14.491175         132,175
Dividend Growth -- Class X                                                22,027     29.662158  to      29.662158         653,370
Dividend Growth -- Class Y                                                    79     12.748835  to      12.748835           1,004
Global Equity -- Class X                                                   6,072     22.566843  to      22.566843         137,037
Growth -- Class X                                                          9,556     20.422848  to      20.422848         195,151
Money Market -- Class X                                                    6,426     13.370650  to      13.370650          85,914
Utilities -- Class X                                                       4,483     32.024084  to      32.024084         143,573
Equally-Weighted S&P 500 -- Class X                                        6,019     36.673529  to      36.673529         220,722
Oppenheimer Capital Appreciation Fund -- Class SRV                         5,710     11.251567  to      11.251567          64,251
Oppenheimer Global Securities Fund -- Class SRV                            9,150     13.427502  to      13.427502         122,863
Oppenheimer Main Street Small Cap Fund -- Class SRV                        3,344     12.394049  to      12.394049          41,443
Putnam International Equity Fund -- Class IB                               2,237     24.484787  to      24.484787          54,770
Putnam Small Cap Value Fund -- Class IB                                    1,187     26.725337  to      26.725337          31,715
Putnam The George Putnam Fund of Boston -- Class IB                          412     13.633514  to      13.633514           5,615
Enterprise -- Class I                                                      1,116      8.727171  to       8.727171           9,737
Growth and Income -- Class I                                               3,808     16.266401  to      16.266401          61,944
Growth and Income -- Class II                                              2,999     17.096545  to      17.096545          51,265
Comstock -- Class II                                                       2,227     17.045194  to      17.045194          37,965

#  Rounded Unit Values

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                                     VP BALANCED             VP GLOBAL           ALLIANCEBERNSTEIN
                                   WEALTH STRATEGY        RESEARCH GROWTH        VP INTERNATIONAL
                                      PORTFOLIO              PORTFOLIO            VALUE PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $192,657                  $ --               $1,780,166
                                     ------------            ----------            -------------
EXPENSES:
 Mortality and expense risk
  charges                                (473,515)              (34,778)              (2,236,594)
                                     ------------            ----------            -------------
  Net Investment income (loss)           (280,858)              (34,778)                (456,428)
                                     ------------            ----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    26,258                 2,802                   80,159
 Net realized gain on
  distributions                                --                35,724                2,530,379
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                  4,600,267               297,209               40,995,331
                                     ------------            ----------            -------------
  Net gain (loss) on
   investments                          4,626,525               335,735               43,605,869
                                     ------------            ----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $4,345,667              $300,957              $43,149,441
                                     ============            ==========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN
                                  VP SMALL/MID CAP        ALLIANCEBERNSTEIN       AMERICAN                 AMERICAN
                                       VALUE                  VP VALUE          FUNDS GLOBAL             FUNDS GROWTH
                                     PORTFOLIO                PORTFOLIO          GROWTH FUND                 FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $30,961                 $623,130            $628,284               $3,905,500
                                    ------------            -------------       -------------            -------------
EXPENSES:
 Mortality and expense risk
  charges                               (207,938)              (1,003,327)         (1,253,093)              (8,796,352)
                                    ------------            -------------       -------------            -------------
  Net Investment income
   (loss)                               (176,977)                (380,197)           (624,809)              (4,890,852)
                                    ------------            -------------       -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   17,858                   13,960             625,322                8,147,605
 Net realized gain on
  distributions                          914,080                1,774,977                  --                3,066,834
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                   995,217               11,376,189          12,387,861               32,973,787
                                    ------------            -------------       -------------            -------------
  Net gain (loss) on
   investments                         1,927,155               13,165,126          13,013,183               44,188,226
                                    ------------            -------------       -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,750,178              $12,784,929         $12,388,374              $39,297,374
                                    ============            =============       =============            =============

                                                                               AMERICAN
                                                          AMERICAN           FUNDS GLOBAL
                                      AMERICAN              FUNDS               SMALL
                                    FUNDS GROWTH        INTERNATIONAL       CAPITALIZATION
                                     INCOME FUND            FUND                 FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $7,336,507          $2,867,854            $257,192
                                    -------------       -------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                              (8,273,927)         (2,987,051)           (984,121)
                                    -------------       -------------       -------------
  Net Investment income
   (loss)                                (937,420)           (119,197)           (726,929)
                                    -------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 5,845,267             469,920             384,511
 Net realized gain on
  distributions                        11,189,190           1,521,769           2,874,364
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                 43,182,729          24,147,419           8,248,000
                                    -------------       -------------       -------------
  Net gain (loss) on
   investments                         60,217,186          26,139,108          11,506,875
                                    -------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $59,279,766         $26,019,911         $10,779,946
                                    =============       =============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                     FIDELITY VIP             FIDELITY VIP       FIDELITY VIP
                                     EQUITY-INCOME               GROWTH           CONTRAFUND
                                      SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,098,854                 $14,946          $2,474,975
                                     -------------            ------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                               (1,037,672)               (260,851)         (3,003,660)
                                     -------------            ------------       -------------
  Net Investment income (loss)           1,061,182                (245,905)           (528,685)
                                     -------------            ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     13,924                     854              10,739
 Net realized gain on
  distributions                          9,203,670                      --          25,887,190
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,260,706               1,349,143          (4,317,429)
                                     -------------            ------------       -------------
  Net gain (loss) on
   investments                          11,478,300               1,349,997          21,580,500
                                     -------------            ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $12,539,482              $1,104,092         $21,051,815
                                     =============            ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                FRANKLIN            FRANKLIN
                                                                              SMALL-MID CAP         STRATEGIC
                                                       FIDELITY VIP              GROWTH              INCOME
                               FIDELITY VIP               VALUE                SECURITIES          SECURITIES
                                  MID CAP               STRATEGIES                FUND                FUND
                                SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $72,729               $11,424                     $ --          $4,716,270
                               -------------            ----------            -------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                         (1,095,196)              (78,246)              (1,039,415)         (1,787,302)
                               -------------            ----------            -------------       -------------
  Net Investment income
   (loss)                         (1,022,467)              (66,822)              (1,039,415)          2,928,968
                               -------------            ----------            -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (60,074)              (13,788)               1,284,174             197,985
 Net realized gain on
  distributions                    4,849,318               546,556                       --             618,170
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,204,963               195,738                3,629,481           2,586,737
                               -------------            ----------            -------------       -------------
  Net gain (loss) on
   investments                     6,994,207               728,506                4,913,655           3,402,892
                               -------------            ----------            -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $5,971,740              $661,684               $3,874,240          $6,331,860
                               =============            ==========            =============       =============

                                                              TEMPLETON
                                      FRANKLIN                DEVELOPING          TEMPLETON
                                    MUTUAL SHARES              MARKETS             GROWTH
                                     SECURITIES               SECURITIES         SECURITIES
                                        FUND                     FUND               FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,375,947                $402,530            $870,798
                                    -------------            ------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                              (3,251,345)               (580,673)         (1,165,388)
                                    -------------            ------------       -------------
  Net Investment income
   (loss)                                (875,398)               (178,143)           (294,590)
                                    -------------            ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,919,976                 655,410             697,620
 Net realized gain on
  distributions                         6,050,920                      --           2,425,982
 Net unrealized appreciation
  (depreciation) of
  investments during the year          19,931,434               7,117,877           9,003,834
                                    -------------            ------------       -------------
  Net gain (loss) on
   investments                         28,902,330               7,773,287          12,127,436
                                    -------------            ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $28,026,932              $7,595,144         $11,832,846
                                    =============            ============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          HARTFORD            HARTFORD
                                       HARTFORD             TOTAL           DIVIDEND AND
                                       ADVISERS          RETURN BOND           GROWTH
                                       HLS FUND           HLS FUND            HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $836,150         $17,647,570          $4,608,012
                                     ------------       -------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                                (393,799)         (3,883,398)         (2,350,477)
                                     ------------       -------------       -------------
  Net Investment income (loss)            442,351          13,764,172           2,257,535
                                     ------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (6,103)             (1,292)              5,199
 Net realized gain on
  distributions                         2,598,519              37,515          18,835,320
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (328,107)         (2,371,905)         11,042,200
                                     ------------       -------------       -------------
  Net gain (loss) on
   investments                          2,264,309          (2,335,682)         29,882,719
                                     ------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,706,660         $11,428,490         $32,140,254
                                     ============       =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD               HARTFORD           HARTFORD
                                     HARTFORD               GLOBAL                 GLOBAL           DISCIPLINED
                                      FOCUS                ADVISERS               LEADERS             EQUITY
                                     HLS FUND              HLS FUND               HLS FUND           HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $13,611              $163,039                 $89,013          $4,125,146
                                    ----------            ----------            ------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                              (17,778)              (60,314)               (121,831)         (3,983,526)
                                    ----------            ----------            ------------       -------------
  Net Investment income
   (loss)                               (4,167)              102,725                 (32,818)            141,620
                                    ----------            ----------            ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  3,986                (2,808)                (20,767)              9,276
 Net realized gain on
  distributions                        100,503               210,417                 617,365                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           36,619                25,651                 421,575          31,256,709
                                    ----------            ----------            ------------       -------------
  Net gain (loss) on
   investments                         141,108               233,260               1,018,173          31,265,985
                                    ----------            ----------            ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $136,941              $335,985                $985,355         $31,407,605
                                    ==========            ==========            ============       =============

                                                              HARTFORD
                                      HARTFORD                 GROWTH             HARTFORD
                                       GROWTH               OPPORTUNITIES        HIGH YIELD
                                      HLS FUND                HLS FUND            HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $12,726                 $493,570          $3,193,845
                                    ------------            -------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                               (256,596)                (693,062)           (266,007)
                                    ------------            -------------       -------------
  Net Investment income
   (loss)                               (243,870)                (199,492)          2,927,838
                                    ------------            -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (19,255)                 (70,985)              8,671
 Net realized gain on
  distributions                        1,575,981                6,373,409                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (413,444)              (1,029,884)         (1,116,821)
                                    ------------            -------------       -------------
  Net gain (loss) on
   investments                         1,143,282                5,272,540          (1,108,150)
                                    ------------            -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $899,412               $5,073,048          $1,819,688
                                    ============            =============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                               HARTFORD
                                                            INTERNATIONAL              HARTFORD
                                       HARTFORD                CAPITAL              INTERNATIONAL
                                        INDEX                APPRECIATION           SMALL COMPANY
                                       HLS FUND                HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $321,179                $388,983                $568,700
                                     ------------            ------------            ------------
EXPENSES:
 Mortality and expense risk
  charges                                (217,130)               (456,013)               (333,111)
                                     ------------            ------------            ------------
  Net Investment income (loss)            104,049                 (67,030)                235,589
                                     ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (42,806)                (20,314)                (77,967)
 Net realized gain on
  distributions                         1,824,609               3,778,090               3,660,725
 Net unrealized appreciation
  (depreciation) of
  investments during the year              27,556               3,623,418               1,302,300
                                     ------------            ------------            ------------
  Net gain (loss) on
   investments                          1,809,359               7,381,194               4,885,058
                                     ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,913,408              $7,314,164              $5,120,647
                                     ============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                              HARTFORD
                            INTERNATIONAL              HARTFORD                HARTFORD                HARTFORD
                            OPPORTUNITIES            MONEY MARKET         MORTGAGE SECURITIES        SMALL COMPANY
                              HLS FUND                 HLS FUND                HLS FUND                HLS FUND
                             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                     $2,248,702              $2,247,011                $910,860                 $11,870
                            -------------            ------------             -----------             -----------
EXPENSES:
 Mortality and expense
  risk charges                 (1,015,435)               (690,364)               (109,358)                (33,600)
                            -------------            ------------             -----------             -----------
  Net Investment income
   (loss)                       1,233,267               1,556,647                 801,502                 (21,730)
                            -------------            ------------             -----------             -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions         32,634                      --                   5,650                   2,028
 Net realized gain on
  distributions                 7,915,621                      --                      --                 989,305
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          5,625,710                      --                (509,662)               (437,036)
                            -------------            ------------             -----------             -----------
  Net gain (loss) on
   investments                 13,573,965                      --                (504,012)                554,297
                            -------------            ------------             -----------             -----------
  Net increase (decrease)
   in net assets resulting
   from operations            $14,807,232              $1,556,647                $297,490                $532,567
                            =============            ============             ===========             ===========

                                   HARTFORD                                        HARTFORD
                                   SMALLCAP                HARTFORD             U.S. GOVERNMENT
                                    GROWTH                  STOCK                 SECURITIES
                                   HLS FUND                HLS FUND                HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $181,933                $626,554               $3,666,619
                                 ------------            ------------            -------------
EXPENSES:
 Mortality and expense
  risk charges                       (646,921)               (563,169)              (1,611,387)
                                 ------------            ------------            -------------
  Net Investment income
   (loss)                            (464,988)                 63,385                2,055,232
                                 ------------            ------------            -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           (183,232)                 15,824                    8,019
 Net realized gain on
  distributions                     3,329,541               2,745,883                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               (823,091)              2,264,715                1,461,912
                                 ------------            ------------            -------------
  Net gain (loss) on
   investments                      2,323,218               5,026,422                1,469,931
                                 ------------            ------------            -------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $1,858,230              $5,089,807               $3,525,163
                                 ============            ============            =============

(a)  From inception, June 1, 2006 to December 31, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                               HARTFORD                HARTFORD
                                       HARTFORD                 VALUE                   EQUITY
                                        VALUE               OPPORTUNITIES               INCOME
                                       HLS FUND                HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $197,246                $490,157                $438,805
                                     ------------            ------------            ------------
EXPENSES:
 Mortality and expense risk
  charges                                (134,905)               (379,172)               (182,909)
                                     ------------            ------------            ------------
  Net Investment income (loss)             62,341                 110,985                 255,896
                                     ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    12,557                  13,201                  18,234
 Net realized gain on
  distributions                           222,074               3,656,885                  31,585
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,483,141                 758,721               2,535,618
                                     ------------            ------------            ------------
  Net gain (loss) on
   investments                          1,717,772               4,428,807               2,585,437
                                     ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,780,113              $4,539,792              $2,841,333
                                     ============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                        LORD ABBETT
                                    LORD ABBETT             LORD ABBETT             LORD ABBETT         GROWTH AND
                                     ALL VALUE            AMERICA'S VALUE          BOND-DEBENTURE         INCOME
                                     PORTFOLIO               PORTFOLIO               PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $155,819                $460,014              $2,292,974          $1,868,816
                                    ------------            ------------            ------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                               (337,044)               (147,067)               (300,355)         (1,089,473)
                                    ------------            ------------            ------------       -------------
  Net Investment income
   (loss)                               (181,225)                312,947               1,992,619             779,343
                                    ------------            ------------            ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  843,190                   4,023                   7,445              11,081
 Net realized gain on
  distributions                          685,901                 383,491                      --           5,007,851
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,670,332               1,301,948                  62,938           6,798,395
                                    ------------            ------------            ------------       -------------
  Net gain (loss) on
   investments                         3,199,423               1,689,462                  70,383          11,817,327
                                    ------------            ------------            ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,018,198              $2,002,409              $2,063,002         $12,596,670
                                    ============            ============            ============       =============


                                   LORD ABBETT            MFS CAPITAL
                                  LARGE-CAP CORE         OPPORTUNITIES           MFS EMERGING
                                    PORTFOLIO                SERIES              GROWTH SERIES
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $66,781                 $41,399                   $ --
                                    ----------            ------------            -----------
EXPENSES:
 Mortality and expense risk
  charges                              (91,808)               (155,250)              (190,965)
                                    ----------            ------------            -----------
  Net Investment income
   (loss)                              (25,027)               (113,851)              (190,965)
                                    ----------            ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  4,688                  15,590                 66,184
 Net realized gain on
  distributions                         42,880                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          840,095               1,118,026                751,869
                                    ----------            ------------            -----------
  Net gain (loss) on
   investments                         887,663               1,133,616                818,053
                                    ----------            ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $862,636              $1,019,765               $627,088
                                    ==========            ============            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    MFS INVESTORS
                                    GROWTH STOCK           MFS INVESTORS         MFS TOTAL
                                       SERIES               TRUST SERIES       RETURN SERIES
                                     SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                $121,248          $5,452,494
                                     -----------            ------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                               (152,067)               (427,034)         (4,073,601)
                                     -----------            ------------       -------------
 Net Investment income (loss)           (152,067)               (305,786)          1,378,893
                                     -----------            ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   94,474               1,101,341           1,252,894
 Net realized gain on
  distributions                               --                      --           7,307,499
 Net unrealized appreciation
  (depreciation) of
  investments during the year            536,142               1,741,250          12,351,373
                                     -----------            ------------       -------------
  Net gain (loss) on
   investments                           630,616               2,842,591          20,911,766
                                     -----------            ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $478,549              $2,536,805         $22,290,659
                                     ===========            ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     EQUITY AND          CORE PLUS                EMERGING                EMERGING
                                       INCOME          FIXED INCOME             MARKETS DEBT           MARKETS EQUITY
                                    SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $318,049          $5,874,864              $1,090,961                 $329,626
                                    ------------       -------------            ------------            -------------
EXPENSES:
 Mortality and expense risk
  charges                               (516,203)         (2,383,986)               (214,685)                (678,576)
                                    ------------       -------------            ------------            -------------
 Net Investment income (loss)           (198,154)          3,490,878                 876,276                 (348,950)
                                    ------------       -------------            ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  577,697             273,573                 187,699                  211,136
 Net realized gain on
  distributions                          605,111             780,672                 236,994                1,023,802
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,882,651          (1,694,040)               (232,588)              11,561,439
                                    ------------       -------------            ------------            -------------
  Net gain (loss) on
   investments                         3,065,459            (639,795)                192,105               12,796,377
                                    ------------       -------------            ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,867,305          $2,851,083              $1,068,381              $12,447,427
                                    ============       =============            ============            =============

                                                                                 MID CAP
                                    TECHNOLOGY         HIGH YIELD                GROWTH
                                  SUB-ACCOUNT (B)      SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $1          $2,274,098                   $ --
                                    -----------       -------------            -----------
EXPENSES:
 Mortality and expense risk
  charges                               (25,183)           (466,533)              (150,108)
                                    -----------       -------------            -----------
 Net Investment income (loss)           (25,182)          1,807,565               (150,108)
                                    -----------       -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (430,973)         (1,235,858)               (79,651)
 Net realized gain on
  distributions                              --                  --                772,204
 Net unrealized appreciation
  (depreciation) of
  investments during the year           723,484           1,290,918                 84,194
                                    -----------       -------------            -----------
  Net gain (loss) on
   investments                          292,511              55,060                776,747
                                    -----------       -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $267,329          $1,862,625               $626,639
                                    ===========       =============            ===========

(b) Fund closed effective April 28, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                U.S. MID CAP                                   BALANCED
                                    VALUE                FOCUS GROWTH           GROWTH
                                 SUB-ACCOUNT            SUB-ACCOUNT (C)       SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $241,115                  $31,836          $1,892,167
                                -------------            -------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                          (1,461,994)              (2,388,557)         (1,081,678)
                                -------------            -------------       -------------
  Net Investment income (loss)     (1,220,879)              (2,356,721)            810,489
                                -------------            -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             1,604,986                  118,246           3,121,173
 Net realized gain on
  distributions                    10,591,791                       --           3,883,757
 Net unrealized appreciation
  (depreciation) of
  investments during the year       4,406,880               (1,092,533)             94,421
                                -------------            -------------       -------------
  Net gain (loss) on
   investments                     16,603,657                 (974,287)          7,099,351
                                -------------            -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $15,382,778              $(3,331,008)         $7,909,840
                                =============            =============       =============

(c)  Formerly American Opportunities. Change effective July 3, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      CAPITAL                DEVELOPING          FLEXIBLE            DIVIDEND
                                   OPPORTUNITIES               GROWTH             INCOME              GROWTH
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                    $ --          $3,254,276          $3,065,672
                                    ------------            ------------       -------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                               (465,949)               (689,681)           (756,163)         (3,308,192)
                                    ------------            ------------       -------------       -------------
  Net Investment income
   (loss)                               (465,949)               (689,681)          2,498,113            (242,520)
                                    ------------            ------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (32,942)              4,144,705          (2,305,772)          6,578,318
 Net realized gain on
  distributions                               --                      --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,411,725                 864,973           1,847,834          15,424,119
                                    ------------            ------------       -------------       -------------
  Net gain (loss) on
   investments                         2,378,783               5,009,678            (457,938)         22,002,437
                                    ------------            ------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,912,834              $4,319,997          $2,040,175         $21,759,917
                                    ============            ============       =============       =============


                               GLOBAL EQUITY               GROWTH               MONEY MARKET
                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $449,265                    $ --               $4,414,729
                               -------------            ------------            -------------
EXPENSES:
 Mortality and expense risk
  charges                           (836,526)               (749,943)              (1,565,508)
                               -------------            ------------            -------------
  Net Investment income
   (loss)                           (387,261)               (749,943)               2,849,221
                               -------------            ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            3,372,076               1,202,556                       --
 Net realized gain on
  distributions                    4,475,878                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      3,994,931                 495,744                       --
                               -------------            ------------            -------------
  Net gain (loss) on
   investments                    11,842,885               1,698,300                       --
                               -------------            ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $11,455,624                $948,357               $2,849,221
                               =============            ============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                       EQUALLY                  SMALL
                                                      WEIGHTED                 COMPANY
                                  UTILITIES            S&P 500                  GROWTH
                                 SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $1,292,861          $2,221,047                    $ --
                                -------------       -------------            ------------
EXPENSES:
 Mortality and expense risk
  charges                            (875,267)         (2,965,081)               (313,506)
                                -------------       -------------            ------------
  Net Investment income (loss)        417,594            (744,034)               (313,506)
                                -------------       -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             6,209,450          11,550,309                  40,754
 Net realized gain on
  distributions                            --          10,158,475               1,195,488
 Net unrealized appreciation
  (depreciation) of
  investments during the year       4,408,075           3,645,800                 469,453
                                -------------       -------------            ------------
  Net gain (loss) on
   investments                     10,617,525          25,354,584               1,705,695
                                -------------       -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $11,035,119         $24,610,550              $1,392,189
                                =============       =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 OPPENHEIMER         OPPENHEIMER
                                                                                   CAPITAL             GLOBAL
                                       GLOBAL              OPPENHEIMER           APPRECIATION        SECURITIES
                                     FRANCHISE             MIDCAP FUND               FUND               FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (D)         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $436,266                 $ --                 $55,906            $468,942
                                    ------------            ---------            ------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                               (627,716)             (36,584)               (618,296)         (1,437,493)
                                    ------------            ---------            ------------       -------------
  Net Investment income
   (loss)                               (191,450)             (36,584)               (562,390)           (968,551)
                                    ------------            ---------            ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  158,650              (10,915)                  1,805               3,454
 Net realized gain on
  distributions                          717,604                   --                      --           2,904,681
 Net unrealized appreciation
  (depreciation) of
  investments during the year          4,919,248               61,266               3,504,428          15,605,793
                                    ------------            ---------            ------------       -------------
  Net gain (loss) on
   investments                         5,795,502               50,351               3,506,233          18,513,928
                                    ------------            ---------            ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $5,604,052              $13,767              $2,943,843         $17,545,377
                                    ============            =========            ============       =============


                                         OPPENHEIMER              OPPENHEIMER                PUTNAM
                                         MAIN STREET              MAIN STREET             DIVERSIFIED
                                             FUND               SMALL CAP FUND               INCOME
                                         SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $53,617                  $10,633                $768,107
                                         ------------            -------------            ------------
EXPENSES:
 Mortality and expense risk
  charges                                    (112,950)              (1,058,470)               (258,428)
                                         ------------            -------------            ------------
  Net Investment income
   (loss)                                     (59,333)              (1,047,837)                509,679
                                         ------------            -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                        12,556                  (11,585)                 11,720
 Net realized gain on
  distributions                                    --                1,342,275                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               1,087,551                7,896,615                 510,643
                                         ------------            -------------            ------------
  Net gain (loss) on
   investments                              1,100,107                9,227,305                 522,363
                                         ------------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                              $1,040,774               $8,179,468              $1,032,042
                                         ============            =============            ============

(d) Formerly Oppenheimer Aggressive Growth Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       PUTNAM                PUTNAM            PUTNAM
                                    GLOBAL ASSET             GROWTH         INTERNATIONAL
                                     ALLOCATION            AND INCOME          EQUITY
                                    SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $129,680               $54,844            $378,307
                                     ----------            ----------       -------------
EXPENSES:
 Mortality and expense risk
  charges                               (90,183)              (65,005)         (1,192,159)
                                     ----------            ----------       -------------
  Net Investment income (loss)           39,497               (10,161)           (813,852)
                                     ----------            ----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   6,292                18,801              37,807
 Net realized gain on
  distributions                              --                85,430                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           695,465               696,933          19,821,728
                                     ----------            ----------       -------------
  Net gain (loss) on
   investments                          701,757               801,164          19,859,535
                                     ----------            ----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $741,254              $791,003         $19,045,683
                                     ==========            ==========       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                         PUTNAM
                                                                                PUTNAM                 THE GEORGE
                                      PUTNAM                 PUTNAM            SMALL CAP                 PUTNAM
                                    INVESTORS              NEW VALUE             VALUE               FUND OF BOSTON
                                   SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $9,129                 $93,931            $162,664                $178,304
                                    ----------            ------------       -------------            ------------
EXPENSES:
 Mortality and expense risk
  charges                              (56,136)               (152,616)         (1,039,016)               (140,793)
                                    ----------            ------------       -------------            ------------
  Net Investment income
   (loss)                              (47,007)                (58,685)           (876,352)                 37,511
                                    ----------            ------------       -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 23,510                   2,400               3,680                  38,718
 Net realized gain on
  distributions                             --                 595,888           4,980,803                 253,412
 Net unrealized appreciation
  (depreciation) of
  investments during the year          708,375               1,215,489           5,786,974                 945,870
                                    ----------            ------------       -------------            ------------
  Net gain (loss) on
   investments                         731,885               1,813,777          10,771,457               1,238,000
                                    ----------            ------------       -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $684,878              $1,755,092          $9,895,105              $1,275,511
                                    ==========            ============       =============            ============


                                     PUTNAM                PUTNAM
                                      VISTA               VOYAGER          ENTERPRISE
                                   SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                $1,759             $50,863
                                    ---------            ----------       -------------
EXPENSES:
 Mortality and expense risk
  charges                             (25,271)              (30,160)           (211,858)
                                    ---------            ----------       -------------
  Net Investment income
   (loss)                             (25,271)              (28,401)           (160,995)
                                    ---------            ----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,550                17,579          (1,254,327)
 Net realized gain on
  distributions                            --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          47,685               125,618           2,089,009
                                    ---------            ----------       -------------
  Net gain (loss) on
   investments                         50,235               143,197             834,682
                                    ---------            ----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $24,964              $114,796            $673,687
                                    =========            ==========       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                   GROWTH
                                 AND INCOME           COMSTOCK           STRATEGIC GROWTH
                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT (E)
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $1,779,929          $2,276,834                 $ --
                                -------------       -------------            ---------
EXPENSES:
 Mortality and expense risk
  charges                          (3,032,036)         (3,464,400)             (90,626)
                                -------------       -------------            ---------
  Net Investment income (loss)     (1,252,107)         (1,187,566)             (90,626)
                                -------------       -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             1,174,945             241,539               44,257
 Net realized gain on
  distributions                    11,362,416          10,585,767                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      13,904,458          18,854,265               10,593
                                -------------       -------------            ---------
  Net gain (loss) on
   investments                     26,441,819          29,681,571               54,850
                                -------------       -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                     $25,189,712         $28,494,005             $(35,776)
                                =============       =============            =========

(e)  Formerly Emerging Growth. Change effective August 15, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  WELLS FARGO          WELLS FARGO
                                                                                 ADVANTAGE VT         ADVANTAGE VT
                                 AGGRESSIVE GROWTH          GOVERNMENT         ASSET ALLOCATION       TOTAL RETURN
                                     PORTFOLIO               PORTFOLIO               FUND               BOND FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT (F)      SUB-ACCOUNT (G)
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                $956,809              $11,672              $21,187
                                     ----------             -----------            ---------            ---------
EXPENSES:
 Mortality and expense risk
  charges                               (29,105)               (529,811)              (9,690)              (8,295)
                                     ----------             -----------            ---------            ---------
  Net Investment income
   (loss)                               (29,105)                426,998                1,982               12,892
                                     ----------             -----------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (57,949)                 11,000                 (378)                 120
 Net realized gain on
  distributions                         100,205                      --                5,358                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (42,050)                (85,071)              39,421                  750
                                     ----------             -----------            ---------            ---------
  Net gain (loss) on
   investments                              206                 (74,071)              44,401                  870
                                     ----------             -----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(28,899)               $352,927              $46,383              $13,762
                                     ==========             ===========            =========            =========

                                   WELLS FARGO          WELLS FARGO           WELLS FARGO
                                  ADVANTAGE VT          ADVANTAGE VT         ADVANTAGE VT
                                  EQUITY INCOME        C&B LARGE CAP         LARGE COMPANY
                                      FUND               VALUE FUND            CORE FUND
                                 SUB-ACCOUNT (H)      SUB-ACCOUNT (I)       SUB-ACCOUNT (J)
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $5,871               $10,812                $39
                                    ---------            ----------              -----
EXPENSES:
 Mortality and expense risk
  charges                              (7,089)               (9,925)               (51)
                                    ---------            ----------              -----
  Net Investment income
   (loss)                              (1,218)                  887                (12)
                                    ---------            ----------              -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,408                   577                  2
 Net realized gain on
  distributions                           867                    --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          56,351               126,303                763
                                    ---------            ----------              -----
  Net gain (loss) on
   investments                         58,626               126,880                765
                                    ---------            ----------              -----
  Net increase (decrease) in
   net assets resulting from
   operations                         $57,408              $127,767               $753
                                    =========            ==========              =====

(f) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

(g) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

(h) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

(i) Formerly Wells Fargo Advantage C&B Large Cap Value Fund. Change effective May 1, 2006.

(j) Formerly Wells Fargo Advantage Large Company Core Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    WELLS FARGO          WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT
                                   INTERNATIONAL        LARGE COMPANY
                                     CORE FUND           GROWTH FUND
                                  SUB-ACCOUNT (K)      SUB-ACCOUNT (L)
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,851                  $ --
                                     ---------            ----------
EXPENSES:
 Mortality and expense risk
  charges                               (2,954)              (42,648)
                                     ---------            ----------
  Net Investment income (loss)            (103)              (42,648)
                                     ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    784                 1,829
 Net realized gain on
  distributions                          6,220                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           20,517               160,848
                                     ---------            ----------
  Net gain (loss) on
   investments                          27,521               162,677
                                     ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $27,418              $120,029
                                     =========            ==========

(k) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

(l) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              WELLS FARGO
                                     WELLS FARGO             ADVANTAGE VT            WELLS FARGO
                                     ADVANTAGE VT              SMALL CAP            ADVANTAGE VT
                                  MONEY MARKET FUND           GROWTH FUND          DISCOVERY FUND
                                   SUB-ACCOUNT (M)          SUB-ACCOUNT (N)        SUB-ACCOUNT (O)
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $35,794                     $ --                  $ --
                                      ----------              -----------             ---------
EXPENSES:
 Mortality and expense risk
  charges                                (12,116)                 (23,743)               (1,563)
                                      ----------              -----------             ---------
  Net Investment income
   (loss)                                 23,678                  (23,743)               (1,563)
                                      ----------              -----------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                       --                    2,618                    (5)
 Net realized gain on
  distributions                               --                   38,435                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 --                  256,025                11,273
                                      ----------              -----------             ---------
  Net gain (loss) on
   investments                                --                  297,078                11,268
                                      ----------              -----------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $23,678                 $273,335                $9,705
                                      ==========              ===========             =========

                                    WELLS FARGO
                                   ADVANTAGE VT            WELLS FARGO
                                   SMALL/MID CAP          ADVANTAGE VT
                                    VALUE FUND          OPPORTUNITY FUND
                                  SUB-ACCOUNT (P)        SUB-ACCOUNT (Q)
-----------------------------  --------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                   $ --
                                     ---------              ---------
EXPENSES:
 Mortality and expense risk
  charges                               (1,850)                (1,262)
                                     ---------              ---------
  Net Investment income
   (loss)                               (1,850)                (1,262)
                                     ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    363                    105
 Net realized gain on
  distributions                         19,898                 11,268
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,805)                (2,720)
                                     ---------              ---------
  Net gain (loss) on
   investments                          16,456                  8,653
                                     ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $14,606                 $7,391
                                     =========              =========

(m) Formerly Wells Fargo Advantage Money Market Fund. Change effective May 1, 2006.

(n) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

(o) Formerly Wells Fargo Advantage Discovery Fund. Change effective May 1, 2006.

(p) Formerly Wells Fargo Advantage Multi Cap Value Fund. Change effective May 1, 2006.

(q) Formerly Wells Fargo Advantage Opportunity Fund. Change effective May 1,
    2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                      VP BALANCED              VP GLOBAL            ALLIANCEBERNSTEIN
                                    WEALTH STRATEGY         RESEARCH GROWTH          VP INTERNATIONAL
                                       PORTFOLIO               PORTFOLIO             VALUE PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(280,858)               $(34,778)                $(456,428)
 Net realized gain (loss) on
  security transactions                     26,258                   2,802                    80,159
 Net realized gain on
  distributions                                 --                  35,724                 2,530,379
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                   4,600,267                 297,209                40,995,331
                                     -------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,345,667                 300,957                43,149,441
                                     -------------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                              30,310,684               2,334,983               103,823,626
 Net transfers                           5,874,322                 613,748                35,004,247
 Surrenders for benefit
  payments and fees                     (1,537,869)                (52,327)               (5,936,312)
 Net annuity transactions                       --                      --                   204,539
                                     -------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     34,647,137               2,896,404               133,096,100
                                     -------------            ------------            --------------
 Net increase (decrease) in
  net assets                            38,992,804               3,197,361               176,245,541
NET ASSETS:
 Beginning of year                      14,073,939                 860,035                70,478,571
                                     -------------            ------------            --------------
 End of year                           $53,066,743              $4,057,396              $246,724,112
                                     =============            ============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN                                   AMERICAN FUNDS
                                  VP SMALL/MID CAP         ALLIANCEBERNSTEIN              GLOBAL                AMERICAN FUNDS
                                   VALUE PORTFOLIO         VP VALUE PORTFOLIO           GROWTH FUND              GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(176,977)                $(380,197)               $(624,809)              $(4,890,852)
 Net realized gain (loss) on
  security transactions                    17,858                    13,960                  625,322                 8,147,605
 Net realized gain on
  distributions                           914,080                 1,774,977                       --                 3,066,834
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                    995,217                11,376,189               12,387,861                32,973,787
                                    -------------            --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,750,178                12,784,929               12,388,374                39,297,374
                                    -------------            --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                             10,437,170                40,980,274                4,431,613                27,912,796
 Net transfers                          2,645,312                17,540,303                6,055,659                   910,255
 Surrenders for benefit
  payments and fees                      (584,416)               (3,073,864)              (5,718,500)              (35,467,983)
 Net annuity transactions                 209,918                   230,313                   (6,778)                  (27,291)
                                    -------------            --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    12,707,984                55,677,026                4,761,994                (6,672,223)
                                    -------------            --------------            -------------            --------------
 Net increase (decrease) in
  net assets                           14,458,162                68,461,955               17,150,368                32,625,151
NET ASSETS:
 Beginning of year                      7,286,993                34,714,540               64,643,030               475,893,429
                                    -------------            --------------            -------------            --------------
 End of year                          $21,745,155              $103,176,495              $81,793,398              $508,518,580
                                    =============            ==============            =============            ==============

                                                                                       AMERICAN FUNDS
                                    AMERICAN FUNDS            AMERICAN FUNDS            GLOBAL SMALL
                                    GROWTH-INCOME             INTERNATIONAL            CAPITALIZATION
                                         FUND                      FUND                     FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(937,420)                $(119,197)               $(726,929)
 Net realized gain (loss) on
  security transactions                  5,845,267                   469,920                  384,511
 Net realized gain on
  distributions                         11,189,190                 1,521,769                2,874,364
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                  43,182,729                24,147,419                8,248,000
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            59,279,766                26,019,911               10,779,946
                                    --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                              23,564,493                20,309,680                4,035,271
 Net transfers                             472,233                16,856,022                3,405,862
 Surrenders for benefit
  payments and fees                    (35,197,593)              (13,239,696)              (3,796,069)
 Net annuity transactions                  (21,364)                    8,829                       --
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (11,182,231)               23,934,835                3,645,064
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets                            48,097,535                49,954,746               14,425,010
NET ASSETS:
 Beginning of year                     449,863,675               138,587,272               47,270,347
                                    --------------            --------------            -------------
 End of year                          $497,961,210              $188,542,018              $61,695,357
                                    ==============            ==============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                 FIDELITY VIP        FIDELITY VIP         FIDELITY VIP
                                EQUITY-INCOME           GROWTH             CONTRAFUND
                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $1,061,182           $(245,905)           $(528,685)
 Net realized gain (loss) on
  security transactions                 13,924                 854               10,739
 Net realized gain on
  distributions                      9,203,670                  --           25,887,190
 Net unrealized appreciation
  (depreciation) of
  investments during the year        2,260,706           1,349,143           (4,317,429)
                                --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        12,539,482           1,104,092           21,051,815
                                --------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                          41,793,093          17,014,306          182,245,427
 Net transfers                      17,401,835           6,224,834           70,263,489
 Surrenders for benefit
  payments and fees                 (2,981,358)           (619,980)          (7,918,003)
 Net annuity transactions                6,407               5,545               60,166
                                --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 56,219,977          22,624,705          244,651,079
                                --------------       -------------       --------------
 Net increase (decrease) in
  net assets                        68,759,459          23,728,797          265,702,894
NET ASSETS:
 Beginning of year                  36,257,014           7,465,673           86,957,062
                                --------------       -------------       --------------
 End of year                      $105,016,473         $31,194,470         $352,659,956
                                ==============       =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   FRANKLIN                  FRANKLIN
                                                         FIDELITY VIP            SMALL-MID CAP              STRATEGIC
                                FIDELITY VIP                VALUE                   GROWTH                    INCOME
                                  MID CAP                 STRATEGIES            SECURITIES FUND          SECURITIES FUND
                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,022,467)               $(66,822)             $(1,039,415)               $2,928,968
 Net realized gain (loss) on
  security transactions               (60,074)                (13,788)               1,284,174                   197,985
 Net realized gain on
  distributions                     4,849,318                 546,556                       --                   618,170
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,204,963                 195,738                3,629,481                 2,586,737
                               --------------            ------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        5,971,740                 661,684                3,874,240                 6,331,860
                               --------------            ------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                         54,313,035               3,536,263                4,014,581                 3,924,048
 Net transfers                     20,735,577                 470,221                  519,580                 8,302,410
 Surrenders for benefit
  payments and fees                (3,047,084)               (206,966)              (4,172,638)               (8,870,054)
 Net annuity transactions             107,358                      --                     (414)                   (4,075)
                               --------------            ------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                72,108,886               3,799,518                  361,109                 3,352,329
                               --------------            ------------            -------------            --------------
 Net increase (decrease) in
  net assets                       78,080,626               4,461,202                4,235,349                 9,684,189
NET ASSETS:
 Beginning of year                 30,916,335               2,731,786               55,848,876                95,084,819
                               --------------            ------------            -------------            --------------
 End of year                     $108,996,961              $7,192,988              $60,084,225              $104,769,008
                               ==============            ============            =============            ==============

                                                           TEMPLETON
                                                          DEVELOPING           TEMPLETON
                                       FRANKLIN             MARKETS             GROWTH
                                    MUTUAL SHARES         SECURITIES          SECURITIES
                                   SECURITIES FUND           FUND                FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(875,398)          $(178,143)          $(294,590)
 Net realized gain (loss) on
  security transactions                  2,919,976             655,410             697,620
 Net realized gain on
  distributions                          6,050,920                  --           2,425,982
 Net unrealized appreciation
  (depreciation) of
  investments during the year           19,931,434           7,117,877           9,003,834
                                    --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            28,026,932           7,595,144          11,832,846
                                    --------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                               6,949,330           2,550,690           3,546,455
 Net transfers                           3,409,849           1,173,462           2,064,724
 Surrenders for benefit
  payments and fees                    (15,690,211)         (2,823,473)         (4,750,593)
 Net annuity transactions                  (19,500)                 --             (16,208)
                                    --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,350,532)            900,679             844,378
                                    --------------       -------------       -------------
 Net increase (decrease) in
  net assets                            22,676,400           8,495,823          12,677,224
NET ASSETS:
 Beginning of year                     173,953,522          28,639,263          58,715,291
                                    --------------       -------------       -------------
 End of year                          $196,629,922         $37,135,086         $71,392,515
                                    ==============       =============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  HARTFORD                  HARTFORD                  HARTFORD
                                  ADVISERS             TOTAL RETURN BOND        DIVIDEND AND GROWTH
                                  HLS FUND                  HLS FUND                  HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $442,351               $13,764,172                $2,257,535
 Net realized gain (loss) on
  security transactions                (6,103)                   (1,292)                    5,199
 Net realized gain on
  distributions                     2,598,519                    37,515                18,835,320
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                           (328,107)               (2,371,905)               11,042,200
                                -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        2,706,660                11,428,490                32,140,254
                                -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                         14,662,428               163,545,275               136,850,687
 Net transfers                      5,752,970                82,574,876                61,428,175
 Surrenders for benefit
  payments and fees                (1,237,691)              (12,119,852)               (7,315,805)
 Net annuity transactions              42,050                   152,034                   122,204
                                -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit                             19,219,757               234,152,333               191,085,261
                                -------------            --------------            --------------
 Net increase (decrease) in
  net assets                       21,926,417               245,580,823               223,225,515
NET ASSETS:
 Beginning of year                 15,721,626               138,712,212                71,983,616
                                -------------            --------------            --------------
 End of year                      $37,648,043              $384,293,035              $295,209,131
                                =============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HARTFORD                HARTFORD                HARTFORD                  HARTFORD
                                    FOCUS              GLOBAL ADVISERS          GLOBAL LEADERS          DISCIPLINED EQUITY
                                   HLS FUND                HLS FUND                HLS FUND                  HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(4,167)               $102,725                 $(32,818)                 $141,620
 Net realized gain (loss)
  on security transactions              3,986                  (2,808)                 (20,767)                    9,276
 Net realized gain on
  distributions                       100,503                 210,417                  617,365                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the year                             36,619                  25,651                  421,575                31,256,709
                                 ------------            ------------            -------------            --------------
 Net increase (decrease)
  in net assets resulting
  from operations                     136,941                 335,985                  985,355                31,407,605
                                 ------------            ------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                            873,369               2,257,019                5,314,443               176,504,008
 Net transfers                        107,670               1,343,295                2,833,988                75,117,386
 Surrenders for benefit
  payments and fees                   (84,878)               (140,983)                (549,470)              (11,863,663)
 Net annuity transactions                  --                      --                       --                    48,593
                                 ------------            ------------            -------------            --------------
 Net increase (decrease)
  in net assets resulting
  from unit                           896,161               3,459,331                7,598,961               239,806,324
                                 ------------            ------------            -------------            --------------
 Net increase (decrease)
  in net assets                     1,033,102               3,795,316                8,584,316               271,213,929
NET ASSETS:
 Beginning of year                    721,188               2,487,193                3,713,072               134,927,584
                                 ------------            ------------            -------------            --------------
 End of year                       $1,754,290              $6,282,509              $12,297,388              $406,141,513
                                 ============            ============            =============            ==============

                              HARTFORD                  HARTFORD             HARTFORD
                               GROWTH             GROWTH OPPORTUNITIES      HIGH YIELD
                              HLS FUND                  HLS FUND             HLS FUND
                             SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                        $(243,870)                $(199,492)          $2,927,838
 Net realized gain (loss)
  on security transactions        (19,255)                  (70,985)               8,671
 Net realized gain on
  distributions                 1,575,981                 6,373,409                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the year                       (413,444)               (1,029,884)          (1,116,821)
                            -------------             -------------        -------------
 Net increase (decrease)
  in net assets resulting
  from operations                 899,412                 5,073,048            1,819,688
                            -------------             -------------        -------------
UNIT TRANSACTIONS:
 Purchases                     10,958,491                39,937,335           10,136,451
 Net transfers                  3,100,084                 8,479,823            8,737,355
 Surrenders for benefit
  payments and fees              (865,671)               (1,900,751)          (1,025,509)
 Net annuity transactions           5,175                        --                 (533)
                            -------------             -------------        -------------
 Net increase (decrease)
  in net assets resulting
  from unit                    13,198,079                46,516,407           17,847,764
                            -------------             -------------        -------------
 Net increase (decrease)
  in net assets                14,097,491                51,589,455           19,667,452
NET ASSETS:
 Beginning of year             11,830,043                18,541,929            8,517,386
                            -------------             -------------        -------------
 End of year                  $25,927,534               $70,131,384          $28,184,838
                            =============             =============        =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           HARTFORD
                                                         INTERNATIONAL              HARTFORD
                                                            CAPITAL               INTERNATIONAL
                                    HARTFORD INDEX       APPRECIATION             SMALL COMPANY
                                       HLS FUND            HLS FUND                 HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $104,049            $(67,030)                $235,589
 Net realized gain (loss) on
  security transactions                    (42,806)            (20,314)                 (77,967)
 Net realized gain on
  distributions                          1,824,609           3,778,090                3,660,725
 Net unrealized appreciation
  (depreciation) of
  investments during the year               27,556           3,623,418                1,302,300
                                     -------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,913,408           7,314,164                5,120,647
                                     -------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               9,292,178          19,508,205               18,358,301
 Net transfers                           3,146,357          12,982,099                6,373,318
 Surrenders for benefit
  payments and fees                       (494,449)         (1,482,697)              (1,039,891)
 Net annuity transactions                       --            (111,337)                  20,674
                                     -------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     11,944,086          30,896,270               23,712,402
                                     -------------       -------------            -------------
 Net increase (decrease) in
  net assets                            13,857,494          38,210,434               28,833,049
NET ASSETS:
 Beginning of year                       6,724,635          16,265,699                7,877,712
                                     -------------       -------------            -------------
 End of year                           $20,582,129         $54,476,133              $36,710,761
                                     =============       =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                                 HARTFORD
                               INTERNATIONAL           HARTFORD            MORTGAGE              HARTFORD SMALL
                               OPPORTUNITIES         MONEY MARKET         SECURITIES                COMPANY
                                  HLS FUND             HLS FUND            HLS FUND                 HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $1,233,267           $1,556,647            $801,502                $(21,730)
 Net realized gain (loss) on
  security transactions                32,634                   --               5,650                   2,028
 Net realized gain on
  distributions                     7,915,621                   --                  --                 989,305
 Net unrealized appreciation
  (depreciation) of
  investments during the year       5,625,710                   --            (509,662)               (437,036)
                               --------------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       14,807,232            1,556,647             297,490                 532,567
                               --------------       --------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                         46,276,174           77,652,879           3,712,018               2,409,255
 Net transfers                     18,395,971          (18,912,563)          2,861,453               3,739,119
 Surrenders for benefit
  payments and fees                (2,892,091)          (8,186,787)           (514,969)                (73,379)
 Net annuity transactions              10,167                 (826)             48,145                 172,763
                               --------------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                61,790,221           50,552,703           6,106,647               6,247,758
                               --------------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets                       76,597,453           52,109,350           6,404,137               6,780,325
NET ASSETS:
 Beginning of year                 33,447,263           21,030,344           4,461,383                      --
                               --------------       --------------       -------------            ------------
 End of year                     $110,044,716          $73,139,694         $10,865,520              $6,780,325
                               ==============       ==============       =============            ============

                                 HARTFORD                                   HARTFORD U.S.
                                 SMALLCAP                                     GOVERNMENT
                                  GROWTH               HARTFORD STOCK         SECURITIES
                                 HLS FUND                 HLS FUND             HLS FUND
                                SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(464,988)                 $63,385           $2,055,232
 Net realized gain (loss) on
  security transactions             (183,232)                  15,824                8,019
 Net realized gain on
  distributions                    3,329,541                2,745,883                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (823,091)               2,264,715            1,461,912
                               -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,858,230                5,089,807            3,525,163
                               -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                        20,392,409               16,337,976           77,922,669
 Net transfers                    (4,451,761)               6,068,654           37,937,916
 Surrenders for benefit
  payments and fees               (1,640,321)              (1,944,738)          (5,465,546)
 Net annuity transactions            (79,701)                      --               62,920
                               -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               14,220,626               20,461,892          110,457,959
                               -------------            -------------       --------------
 Net increase (decrease) in
  net assets                      16,078,856               25,551,699          113,983,122
NET ASSETS:
 Beginning of year                28,620,540               24,377,227           53,618,304
                               -------------            -------------       --------------
 End of year                     $44,699,396              $49,928,926         $167,601,426
                               =============            =============       ==============

(a)  From inception, June 1, 2006 to December 31, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                      HARTFORD
                                  HARTFORD              VALUE                  HARTFORD
                                    VALUE           OPPORTUNITIES            EQUITY INCOME
                                  HLS FUND            HLS FUND                 HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $62,341            $110,985                 $255,896
 Net realized gain (loss) on
  security transactions                12,557              13,201                   18,234
 Net realized gain on
  distributions                       222,074           3,656,885                   31,585
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,483,141             758,721                2,535,618
                                -------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,780,113           4,539,792                2,841,333
                                -------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                          7,048,505          17,837,585                7,656,130
 Net transfers                      6,968,859          21,410,176                7,774,868
 Surrenders for benefit
  payments and fees                  (673,139)         (1,352,457)                (818,142)
 Net annuity transactions                  --                  --                    4,263
                                -------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                13,344,225          37,895,304               14,617,119
                                -------------       -------------            -------------
 Net increase (decrease) in
  net assets                       15,124,338          42,435,096               17,458,452
NET ASSETS:
 Beginning of year                  3,380,986          12,415,084                7,594,851
                                -------------       -------------            -------------
 End of year                      $18,505,324         $54,850,180              $25,053,303
                                =============       =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                      LORD ABBETT
                                LORD ABBETT              LORD ABBETT              LORD ABBETT            GROWTH
                                 ALL VALUE             AMERICA'S VALUE          BOND-DEBENTURE         AND INCOME
                                 PORTFOLIO                PORTFOLIO                PORTFOLIO           PORTFOLIO
                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(181,225)                $312,947               $1,992,619             $779,343
 Net realized gain (loss) on
  security transactions              843,190                    4,023                    7,445               11,081
 Net realized gain on
  distributions                      685,901                  383,491                       --            5,007,851
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,670,332                1,301,948                   62,938            6,798,395
                               -------------            -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       3,018,198                2,002,409                2,063,002           12,596,670
                               -------------            -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                        15,844,316                4,158,220               16,743,636           88,586,383
 Net transfers                    (2,771,155)               6,010,924               11,655,507           34,549,829
 Surrenders for benefit
  payments and fees               (1,000,402)                (728,403)              (1,248,075)          (3,155,050)
 Net annuity transactions              5,113                    7,856                    3,683                   --
                               -------------            -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               12,077,872                9,448,597               27,154,751          119,981,162
                               -------------            -------------            -------------       --------------
 Net increase (decrease) in
  net assets                      15,096,070               11,451,006               29,217,753          132,577,832
NET ASSETS:
 Beginning of year                13,293,860                8,711,738               11,544,464           29,022,894
                               -------------            -------------            -------------       --------------
 End of year                     $28,389,930              $20,162,744              $40,762,217         $161,600,726
                               =============            =============            =============       ==============

                                LORD ABBETT
                                 LARGE-CAP              MFS CAPITAL
                                   CORE                OPPORTUNITIES            MFS EMERGING
                                 PORTFOLIO                 SERIES               GROWTH SERIES
                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(25,027)              $(113,851)               $(190,965)
 Net realized gain (loss) on
  security transactions                4,688                  15,590                   66,184
 Net realized gain on
  distributions                       42,880                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        840,095               1,118,026                  751,869
                               -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         862,636               1,019,765                  627,088
                               -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                         3,629,936                 158,301                  549,471
 Net transfers                     2,743,864                (136,976)                (158,058)
 Surrenders for benefit
  payments and fees                 (213,307)               (877,501)                (714,423)
 Net annuity transactions                 --                     (38)                     (39)
                               -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                6,160,493                (856,214)                (323,049)
                               -------------            ------------            -------------
 Net increase (decrease) in
  net assets                       7,023,129                 163,551                  304,039
NET ASSETS:
 Beginning of year                 4,047,476               9,220,135               10,809,462
                               -------------            ------------            -------------
 End of year                     $11,070,605              $9,383,686              $11,113,501
                               =============            ============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    MFS INVESTORS
                                     GROWTH STOCK            MFS INVESTORS         MFS TOTAL
                                        SERIES               TRUST SERIES        RETURN SERIES
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(152,067)               $(305,786)          $1,378,893
 Net realized gain (loss) on
  security transactions                    94,474                1,101,341            1,252,894
 Net realized gain on
  distributions                                --                       --            7,307,499
 Net unrealized appreciation
  (depreciation) of
  investments during the year             536,142                1,741,250           12,351,373
                                     ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              478,549                2,536,805           22,290,659
                                     ------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                578,700                2,260,226           10,358,197
 Net transfers                           (448,753)              (2,046,869)          (1,184,356)
 Surrenders for benefit
  payments and fees                      (629,324)              (2,395,167)         (19,070,044)
 Net annuity transactions                      --                       --               (4,415)
                                     ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (499,377)              (2,181,810)          (9,900,618)
                                     ------------            -------------       --------------
 Net increase (decrease) in
  net assets                              (20,828)                 354,995           12,390,041
NET ASSETS:
 Beginning of year                      8,798,120               23,604,931          228,683,191
                                     ------------            -------------       --------------
 End of year                           $8,777,292              $23,959,926         $241,073,232
                                     ============            =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                EQUITY AND           CORE PLUS            EMERGING                 EMERGING
                                  INCOME            FIXED INCOME        MARKETS DEBT            MARKETS EQUITY
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(198,154)          $3,490,878            $876,276                $(348,950)
 Net realized gain (loss) on
  security transactions              577,697              273,573             187,699                  211,136
 Net realized gain on
  distributions                      605,111              780,672             236,994                1,023,802
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,882,651           (1,694,040)           (232,588)              11,561,439
                               -------------       --------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,867,305            2,851,083           1,068,381               12,447,427
                               -------------       --------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                           615,682            3,378,980             641,876               20,812,614
 Net transfers                       232,509            4,014,528             224,051                5,116,386
 Surrenders for benefit
  payments and fees               (2,297,343)         (14,328,925)         (1,694,442)              (3,968,589)
 Net annuity transactions                 --               18,824                  --                     (303)
                               -------------       --------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,449,152)          (6,916,593)           (828,515)              21,960,108
                               -------------       --------------       -------------            -------------
 Net increase (decrease) in
  net assets                       1,418,153           (4,065,510)            239,866               34,407,535
NET ASSETS:
 Beginning of year                27,551,887          145,533,379          12,459,937               26,448,998
                               -------------       --------------       -------------            -------------
 End of year                     $28,970,040         $141,467,869         $12,699,803              $60,856,533
                               =============       ==============       =============            =============

                                                                               MID CAP
                                     TECHNOLOGY          HIGH YIELD            GROWTH
                                   SUB-ACCOUNT (B)       SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(25,182)         $1,807,565           $(150,108)
 Net realized gain (loss) on
  security transactions                  (430,973)         (1,235,858)            (79,651)
 Net realized gain on
  distributions                                --                  --             772,204
 Net unrealized appreciation
  (depreciation) of
  investments during the year             723,484           1,290,918              84,194
                                    -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              267,329           1,862,625             626,639
                                    -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                  3,811             466,342           8,033,433
 Net transfers                         (4,946,821)           (748,979)          1,685,861
 Surrenders for benefit
  payments and fees                      (108,834)         (4,084,659)           (528,656)
 Net annuity transactions                     174                  --                  --
                                    -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,051,670)         (4,367,296)          9,190,638
                                    -------------       -------------       -------------
 Net increase (decrease) in
  net assets                           (4,784,341)         (2,504,671)          9,817,277
NET ASSETS:
 Beginning of year                      4,784,341          29,883,682           5,229,901
                                    -------------       -------------       -------------
 End of year                                 $ --         $27,379,011         $15,047,178
                                    =============       =============       =============

(b) Fund closed effective April 28, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                U.S. MID CAP                                     BALANCED
                                    VALUE                 FOCUS GROWTH            GROWTH
                                 SUB-ACCOUNT            SUB-ACCOUNT (C)        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,220,879)              $(2,356,721)            $810,489
 Net realized gain (loss) on
  security transactions             1,604,986                   118,246            3,121,173
 Net realized gain on
  distributions                    10,591,791                        --            3,883,757
 Net unrealized appreciation
  (depreciation) of
  investments during the year       4,406,880                (1,092,533)              94,421
                                -------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       15,382,778                (3,331,008)           7,909,840
                                -------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                          8,452,303                   750,195            1,168,484
 Net transfers                      2,882,993               (13,556,063)          (1,103,199)
 Surrenders for benefit
  payments and fees                (9,436,366)              (34,906,841)         (15,409,963)
 Net annuity transactions              (3,445)                   54,715               99,131
                                -------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 1,895,485               (47,657,994)         (15,245,547)
                                -------------            --------------       --------------
 Net increase (decrease) in
  net assets                       17,278,263               (50,989,002)          (7,335,707)
NET ASSETS:
 Beginning of year                 80,482,190               208,583,381           81,521,960
                                -------------            --------------       --------------
 End of year                      $97,760,453              $157,594,379          $74,186,253
                                =============            ==============       ==============

(c)  Formerly American Opportunities. Change effective July 3, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  CAPITAL            DEVELOPING                                     DIVIDEND
                               OPPORTUNITIES           GROWTH               FLEXIBLE INCOME          GROWTH
                                SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(465,949)           $(689,681)              $2,498,113            $(242,520)
 Net realized gain (loss) on
  security transactions              (32,942)           4,144,705               (2,305,772)           6,578,318
 Net realized gain on
  distributions                           --                   --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,411,725              864,973                1,847,834           15,424,119
                               -------------       --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,912,834            4,319,997                2,040,175           21,759,917
                               -------------       --------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                           698,474              456,236                  588,427            1,662,333
 Net transfers                    (2,961,009)          (3,470,881)                (750,537)         (17,282,382)
 Surrenders for benefit
  payments and fees               (5,025,411)          (8,876,778)              (8,317,937)         (52,318,795)
 Net annuity transactions               (901)             (17,715)                  85,184               36,515
                               -------------       --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (7,288,847)         (11,909,138)              (8,394,863)         (67,902,329)
                               -------------       --------------            -------------       --------------
 Net increase (decrease) in
  net assets                      (5,376,013)          (7,589,141)              (6,354,688)         (46,142,412)
NET ASSETS:
 Beginning of year                34,393,911           53,944,591               55,233,660          273,736,892
                               -------------       --------------            -------------       --------------
 End of year                     $29,017,898          $46,355,450              $48,878,972         $227,594,480
                               =============       ==============            =============       ==============


                               GLOBAL EQUITY           GROWTH            MONEY MARKET
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(387,261)          $(749,943)          $2,849,221
 Net realized gain (loss) on
  security transactions             3,372,076           1,202,556                   --
 Net realized gain on
  distributions                     4,475,878                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       3,994,931             495,744                   --
                               --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       11,455,624             948,357            2,849,221
                               --------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                            465,898           3,574,436            1,651,933
 Net transfers                     (2,403,703)            828,401           77,130,893
 Surrenders for benefit
  payments and fees               (11,757,682)         (6,650,038)         (49,492,395)
 Net annuity transactions              90,905             (22,387)              35,433
                               --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (13,604,582)         (2,269,588)          29,325,864
                               --------------       -------------       --------------
 Net increase (decrease) in
  net assets                       (2,148,958)         (1,321,231)          32,175,085
NET ASSETS:
 Beginning of year                 64,327,028          48,569,712           81,125,196
                               --------------       -------------       --------------
 End of year                      $62,178,070         $47,248,481         $113,300,281
                               ==============       =============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                                         EQUALLY WEIGHTED           SMALL COMPANY
                                  UTILITIES                  S&P 500                   GROWTH
                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $417,594                 $(744,034)               $(313,506)
 Net realized gain (loss) on
  security transactions              6,209,450                11,550,309                   40,754
 Net realized gain on
  distributions                             --                10,158,475                1,195,488
 Net unrealized appreciation
  (depreciation) of
  investments during the year        4,408,075                 3,645,800                  469,453
                                --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        11,035,119                24,610,550                1,392,189
                                --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                             403,173                 6,405,290                3,706,131
 Net transfers                      (2,854,253)               (2,924,502)               2,318,079
 Surrenders for benefit
  payments and fees                (14,028,776)              (30,324,455)                (621,215)
 Net annuity transactions               16,456                   157,464                       --
                                --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (16,463,400)              (26,686,203)               5,402,995
                                --------------            --------------            -------------
 Net increase (decrease) in
  net assets                        (5,428,281)               (2,075,653)               6,795,184
NET ASSETS:
 Beginning of year                  69,334,158               193,147,746               11,368,483
                                --------------            --------------            -------------
 End of year                       $63,905,877              $191,072,093              $18,163,667
                                ==============            ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                            OPPENHEIMER         OPPENHEIMER
                                                                              CAPITAL              GLOBAL
                                  GLOBAL                OPPENHEIMER        APPRECIATION          SECURITIES
                                 FRANCHISE              MIDCAP FUND            FUND                 FUND
                                SUB-ACCOUNT           SUB-ACCOUNT (D)       SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(191,450)               $(36,584)          $(562,390)           $(968,551)
 Net realized gain (loss) on
  security transactions              158,650                 (10,915)              1,805                3,454
 Net realized gain on
  distributions                      717,604                      --                  --            2,904,681
 Net unrealized appreciation
  (depreciation) of
  investments during the year      4,919,248                  61,266           3,504,428           15,605,793
                               -------------            ------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       5,604,052                  13,767           2,943,843           17,545,377
                               -------------            ------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                         3,371,359               1,718,377          27,487,273          110,750,443
 Net transfers                     1,939,077                 664,619          11,199,918           36,076,518
 Surrenders for benefit
  payments and fees               (1,488,196)                (51,735)         (1,899,501)          (3,534,232)
 Net annuity transactions                 --                      --              48,066                 (595)
                               -------------            ------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                3,822,240               2,331,261          36,835,756          143,292,134
                               -------------            ------------       -------------       --------------
 Net increase (decrease) in
  net assets                       9,426,292               2,345,028          39,779,599          160,837,511
NET ASSETS:
 Beginning of year                27,402,147               1,169,114          22,536,435           33,581,085
                               -------------            ------------       -------------       --------------
 End of year                     $36,828,439              $3,514,142         $62,316,034         $194,418,596
                               =============            ============       =============       ==============

                                                    OPPENHEIMER
                                OPPENHEIMER         MAIN STREET            PUTNAM
                                MAIN STREET          SMALL CAP           DIVERSIFIED
                                   FUND                 FUND               INCOME
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(59,333)         $(1,047,837)           $509,679
 Net realized gain (loss) on
  security transactions               12,556              (11,585)             11,720
 Net realized gain on
  distributions                           --            1,342,275                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,087,551            7,896,615             510,643
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,040,774            8,179,468           1,032,042
                               -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                         5,426,568           59,029,551          15,527,003
 Net transfers                     1,963,884           29,944,124           5,273,576
 Surrenders for benefit
  payments and fees                 (369,307)          (2,894,773)           (804,883)
 Net annuity transactions                 --               15,161                  --
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                7,021,145           86,094,063          19,995,696
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets                       8,061,919           94,273,531          21,027,738
NET ASSETS:
 Beginning of year                 4,158,291           30,418,868           9,210,883
                               -------------       --------------       -------------
 End of year                     $12,220,210         $124,692,399         $30,238,621
                               =============       ==============       =============

(d) Formerly Oppenheimer Aggressive Growth Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   PUTNAM                                       PUTNAM
                                GLOBAL ASSET                PUTNAM          INTERNATIONAL
                                 ALLOCATION           GROWTH AND INCOME         EQUITY
                                 SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $39,497                $(10,161)           $(813,852)
 Net realized gain (loss) on
  security transactions                 6,292                  18,801               37,807
 Net realized gain on
  distributions                            --                  85,430                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         695,465                 696,933           19,821,728
                                -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                          741,254                 791,003           19,045,683
                                -------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                          5,694,784               3,935,788           55,281,319
 Net transfers                      1,502,483               1,051,657           17,262,762
 Surrenders for benefit
  payments and fees                  (164,929)               (190,440)          (3,337,408)
 Net annuity transactions                  --                      --               12,090
                                -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 7,032,338               4,797,005           69,218,763
                                -------------            ------------       --------------
 Net increase (decrease) in
  net assets                        7,773,592               5,588,008           88,264,446
NET ASSETS:
 Beginning of year                  3,236,222               2,519,699           39,082,490
                                -------------            ------------       --------------
 End of year                      $11,009,814              $8,107,707         $127,346,936
                                =============            ============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               PUTNAM                   PUTNAM
                                       PUTNAM             PUTNAM              SMALLCAP             THE GEORGE PUTNAM
                                     INVESTORS           NEW VALUE             VALUE                FUND OF BOSTON
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(47,007)           $(58,685)           $(876,352)                 $37,511
 Net realized gain (loss) on
  security transactions                   23,510               2,400                3,680                   38,718
 Net realized gain on
  distributions                               --             595,888            4,980,803                  253,412
 Net unrealized appreciation
  (depreciation) of
  investments during the year            708,375           1,215,489            5,786,974                  945,870
                                    ------------       -------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             684,878           1,755,092            9,895,105                1,275,511
                                    ------------       -------------       --------------            -------------
UNIT TRANSACTIONS:
 Purchases                             4,252,253           6,531,014           51,975,601               17,041,879
 Net transfers                         1,903,518           3,334,043           17,278,520               (4,081,489)
 Surrenders for benefit
  payments and fees                     (123,064)           (538,761)          (2,930,451)                (434,036)
 Net annuity transactions                     --            (161,242)            (115,179)                   5,266
                                    ------------       -------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    6,032,707           9,165,054           66,208,491               12,531,620
                                    ------------       -------------       --------------            -------------
 Net increase (decrease) in
  net assets                           6,717,585          10,920,146           76,103,596               13,807,131
NET ASSETS:
 Beginning of year                     1,144,639           6,592,426           31,827,935                4,284,140
                                    ------------       -------------       --------------            -------------
 End of year                          $7,862,224         $17,512,572         $107,931,531              $18,091,271
                                    ============       =============       ==============            =============


                                       PUTNAM                  PUTNAM
                                       VISTA                  VOYAGER           ENTERPRISE
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(25,271)               $(28,401)          $(160,995)
 Net realized gain (loss) on
  security transactions                    2,550                  17,579          (1,254,327)
 Net realized gain on
  distributions                               --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             47,685                 125,618           2,089,009
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              24,964                 114,796             673,687
                                    ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                             1,331,850               1,349,734             723,156
 Net transfers                           194,040                  (1,951)         (1,377,162)
 Surrenders for benefit
  payments and fees                     (108,239)                (52,718)         (2,381,162)
 Net annuity transactions                     --                      --               8,819
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,417,651               1,295,065          (3,026,349)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets                           1,442,615               1,409,861          (2,352,662)
NET ASSETS:
 Beginning of year                       863,846               1,140,409          15,532,522
                                    ------------            ------------       -------------
 End of year                          $2,306,461              $2,550,270         $13,179,860
                                    ============            ============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                  GROWTH AND                                    STRATEGIC
                                    INCOME              COMSTOCK                  GROWTH
                                 SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT (E)
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,252,107)         $(1,187,566)               $(90,626)
 Net realized gain (loss) on
  security transactions              1,174,945              241,539                  44,257
 Net realized gain on
  distributions                     11,362,416           10,585,767                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       13,904,458           18,854,265                  10,593
                                --------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        25,189,712           28,494,005                 (35,776)
                                --------------       --------------            ------------
UNIT TRANSACTIONS:
 Purchases                          30,604,363           57,474,874                 727,835
 Net transfers                      12,486,948           27,031,370                (525,447)
 Surrenders for benefit
  payments and fees                (15,349,099)         (10,171,756)               (365,901)
 Net annuity transactions               29,666               11,526                      --
                                --------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 27,771,878           74,346,014                (163,513)
                                --------------       --------------            ------------
 Net increase (decrease) in
  net assets                        52,961,590          102,840,019                (199,289)
NET ASSETS:
 Beginning of year                 159,504,791          152,674,388               4,586,924
                                --------------       --------------            ------------
 End of year                      $212,466,381         $255,514,407              $4,387,635
                                ==============       ==============            ============

(e)  Formerly Emerging Growth. Change effective August 15, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                WELLS FARGO           WELLS FARGO
                                     AGGRESSIVE                                ADVANTAGE VT           ADVANTAGE VT
                                       GROWTH           GOVERNMENT                 ASSET              TOTAL RETURN
                                     PORTFOLIO           PORTFOLIO            ALLOCATION FUND          BOND FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT (F)       SUB-ACCOUNT (G)
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(29,105)           $426,998                 $1,982               $12,892
 Net realized gain (loss) on
  security transactions                  (57,949)             11,000                   (378)                  120
 Net realized gain on
  distributions                          100,205                  --                  5,358                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (42,050)            (85,071)                39,421                   750
                                    ------------       -------------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (28,899)            352,927                 46,383                13,762
                                    ------------       -------------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                               612,277           5,621,734                128,900               708,714
 Net transfers                          (236,803)          5,189,669                 92,732               (38,916)
 Surrenders for benefit
  payments and fees                      (22,307)         (1,413,555)              (115,138)              (34,686)
 Net annuity transactions                     --                  --                     --                    --
                                    ------------       -------------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      353,167           9,397,848                106,494               635,112
                                    ------------       -------------            -----------            ----------
 Net increase (decrease) in
  net assets                             324,268           9,750,775                152,877               648,874
NET ASSETS:
 Beginning of year                     1,058,041          18,540,079                450,919               268,779
                                    ------------       -------------            -----------            ----------
 End of year                          $1,382,309         $28,290,854               $603,796              $917,653
                                    ============       =============            ===========            ==========

                                   WELLS FARGO           WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT         ADVANTAGE VT
                                  EQUITY INCOME         C&B LARGE CAP         LARGE COMPANY
                                       FUND               VALUE FUND            CORE FUND
                                 SUB-ACCOUNT (H)       SUB-ACCOUNT (I)       SUB-ACCOUNT (J)
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,218)                 $887                $(12)
 Net realized gain (loss) on
  security transactions                  1,408                   577                   2
 Net realized gain on
  distributions                            867                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           56,351               126,303                 763
                                    ----------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                            57,408               127,767                 753
                                    ----------            ----------             -------
UNIT TRANSACTIONS:
 Purchases                              17,134               345,074                  --
 Net transfers                          42,920               119,201                  --
 Surrenders for benefit
  payments and fees                    (12,273)              (39,865)                (10)
 Net annuity transactions                   --                    --                  --
                                    ----------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     47,781               424,410                 (10)
                                    ----------            ----------             -------
 Net increase (decrease) in
  net assets                           105,189               552,177                 743
NET ASSETS:
 Beginning of year                     312,318               402,543               5,186
                                    ----------            ----------             -------
 End of year                          $417,507              $954,720              $5,929
                                    ==========            ==========             =======

(f) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

(g) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

(h) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

(i) Formerly Wells Fargo Advantage C&B Large Cap Value Fund. Change effective May 1, 2006.

(j) Formerly Wells Fargo Advantage Large Company Core Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT           ADVANTAGE VT
                                   INTERNATIONAL          LARGE COMPANY
                                     CORE FUND             GROWTH FUND
                                  SUB-ACCOUNT (K)        SUB-ACCOUNT (L)
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(103)               $(42,648)
 Net realized gain (loss) on
  security transactions                     784                   1,829
 Net realized gain on
  distributions                           6,220                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            20,517                 160,848
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             27,418                 120,029
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               24,542               1,835,489
 Net transfers                               --                 780,180
 Surrenders for benefit
  payments and fees                     (19,027)               (121,880)
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       5,515               2,493,789
                                     ----------            ------------
 Net increase (decrease) in
  net assets                             32,933               2,613,818
NET ASSETS:
 Beginning of year                      148,599               1,338,679
                                     ----------            ------------
 End of year                           $181,532              $3,952,497
                                     ==========            ============

(k) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

(l) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            WELLS FARGO
                                    WELLS FARGO             ADVANTAGE VT           WELLS FARGO
                                    ADVANTAGE VT             SMALL CAP             ADVANTAGE VT
                                 MONEY MARKET FUND          GROWTH FUND           DISCOVERY FUND
                                  SUB-ACCOUNT (M)         SUB-ACCOUNT (N)        SUB-ACCOUNT (O)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $23,678                $(23,743)              $(1,563)
 Net realized gain (loss) on
  security transactions                       --                   2,618                    (5)
 Net realized gain on
  distributions                               --                  38,435                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 --                 256,025                11,273
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              23,678                 273,335                 9,705
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               335,425               1,153,393               135,769
 Net transfers                         1,475,270                 371,656                15,985
 Surrenders for benefit
  payments and fees                      (10,258)                (67,347)                 (882)
 Net annuity transactions                     --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,800,437               1,457,702               150,872
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                           1,824,115               1,731,037               160,577
NET ASSETS:
 Beginning of year                        19,311                 668,863                 1,685
                                    ------------            ------------            ----------
 End of year                          $1,843,426              $2,399,900              $162,262
                                    ============            ============            ==========

                                   WELLS FARGO
                                   ADVANTAGE VT          WELLS FARGO
                                  SMALL/MID CAP          ADVANTAGE VT
                                    VALUE FUND         OPPORTUNITY FUND
                                 SUB-ACCOUNT (P)       SUB-ACCOUNT (Q)
-----------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,850)              $(1,262)
 Net realized gain (loss) on
  security transactions                    363                   105
 Net realized gain on
  distributions                         19,898                11,268
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,805)               (2,720)
                                    ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            14,606                 7,391
                                    ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             136,828                78,853
 Net transfers                           1,016                 5,046
 Surrenders for benefit
  payments and fees                     (1,425)                 (742)
 Net annuity transactions                   --                    --
                                    ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    136,419                83,157
                                    ----------            ----------
 Net increase (decrease) in
  net assets                           151,025                90,548
NET ASSETS:
 Beginning of year                      53,795                23,915
                                    ----------            ----------
 End of year                          $204,820              $114,463
                                    ==========            ==========

(m) Formerly Wells Fargo Advantage Money Market Fund. Change effective May 1, 2006.

(n) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

(o) Formerly Wells Fargo Advantage Discovery Fund. Change effective May 1, 2006.

(p) Formerly Wells Fargo Advantage Multi Cap Value Fund. Change effective May 1, 2006.

(q) Formerly Wells Fargo Advantage Opportunity Fund. Change effective May 1,
    2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                   ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN
                                  VP BALANCED WEALTH       VP GLOBAL RESEARCH       VP INTERNATIONAL
                                  STRATEGY PORTFOLIO        GROWTH PORTFOLIO         VALUE PORTFOLIO
                                    SUB-ACCOUNT (A)         SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(53,856)               $(2,803)                $(284,585)
 Net realized gain (loss) on
  security transactions                       (681)                   725                       139
 Net realized gain on
  distributions                              1,159                     --                    69,423
 Net unrealized appreciation
  (depreciation) of
  investments during the year              446,004                 47,705                 5,811,246
                                     -------------             ----------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               392,626                 45,627                 5,596,223
                                     -------------             ----------             -------------
UNIT TRANSACTIONS:
 Purchases                              11,452,034                580,785                48,529,061
 Net transfers                           2,360,072                235,904                17,030,098
 Surrenders for benefit
  payments and fees                       (130,793)                (2,281)                 (726,481)
 Net annuity transactions                       --                     --                    49,670
                                     -------------             ----------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit
  transactions                          13,681,313                814,408                64,882,348
                                     -------------             ----------             -------------
 Net increase (decrease) in
  net assets                            14,073,939                860,035                70,478,571
NET ASSETS:
 Beginning of year                              --                     --                        --
                                     -------------             ----------             -------------
 End of year                           $14,073,939               $860,035               $70,478,571
                                     =============             ==========             =============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN                                AMERICAN
                                  VP SMALL/MID CAP        ALLIANCEBERNSTEIN     FUNDS GLOBAL
                                  VALUE PORTFOLIO        VP VALUE PORTFOLIO      GROWTH FUND
                                  SUB-ACCOUNT (A)          SUB-ACCOUNT (A)       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(29,420)               $(127,209)          $(585,713)
 Net realized gain (loss) on
  security transactions                     (710)                   1,166             334,018
 Net realized gain on
  distributions                           19,048                   36,185                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            169,928                  768,403           7,190,658
                                    ------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             158,846                  678,545           6,938,963
                                    ------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                             5,345,357               24,666,167           4,733,567
 Net transfers                         1,892,780                9,750,513           2,714,117
 Surrenders for benefit
  payments and fees                     (109,990)                (413,522)         (2,539,951)
 Net annuity transactions                     --                   32,837             (14,413)
                                    ------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit
  transactions                         7,128,147               34,035,995           4,893,320
                                    ------------            -------------       -------------
 Net increase (decrease) in
  net assets                           7,286,993               34,714,540          11,832,283
NET ASSETS:
 Beginning of year                            --                       --          52,810,747
                                    ------------            -------------       -------------
 End of year                          $7,286,993              $34,714,540         $64,643,030
                                    ============            =============       =============

                                  AMERICAN             AMERICAN                  AMERICAN
                                FUNDS GROWTH        FUNDS GROWTH-          FUNDS INTERNATIONAL
                                    FUND             INCOME FUND                   FUND
                                SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(4,315,333)         $(1,545,397)                 $(88,704)
 Net realized gain (loss) on
  security transactions             3,136,481            3,011,660                   198,193
 Net realized gain on
  distributions                            --            1,724,157                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      59,168,421           14,381,764                21,338,798
                               --------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       57,989,569           17,572,184                21,448,287
                               --------------       --------------            --------------
UNIT TRANSACTIONS:
 Purchases                         39,902,351           36,798,837                20,003,964
 Net transfers                     20,560,639            9,798,055                20,551,970
 Surrenders for benefit
  payments and fees               (24,005,528)         (25,824,327)               (6,398,518)
 Net annuity transactions             (24,839)             (19,801)                   (2,485)
                               --------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit
  transactions                     36,432,623           20,752,764                34,154,931
                               --------------       --------------            --------------
 Net increase (decrease) in
  net assets                       94,422,192           38,324,948                55,603,218
NET ASSETS:
 Beginning of year                381,471,237          411,538,727                82,984,054
                               --------------       --------------            --------------
 End of year                     $475,893,429         $449,863,675              $138,587,272
                               ==============       ==============            ==============

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                   AMERICAN
                                 FUNDS GLOBAL
                                    SMALL
                                CAPITALIZATION            FIDELITY VIP             FIDELITY VIP
                                     FUND                 EQUITY-INCOME               GROWTH
                                 SUB-ACCOUNT             SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(301,018)                $(162,301)               $(31,871)
 Net realized gain (loss) on
  security transactions               245,531                       609                     285
 Net realized gain on
  distributions                            --                        --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       8,483,898                 1,274,117                 246,417
                                -------------             -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        8,428,411                 1,112,425                 214,831
                                -------------             -------------            ------------
UNIT TRANSACTIONS:
 Purchases                          4,864,176                25,678,262               5,480,157
 Net transfers                      5,097,632                 9,861,331               1,828,861
 Surrenders for benefit
  payments and fees                (2,514,778)                 (422,451)                (58,176)
 Net annuity transactions                  --                    27,447                      --
                                -------------             -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 7,447,030                35,144,589               7,250,842
                                -------------             -------------            ------------
 Net increase (decrease) in
  net assets                       15,875,441                36,257,014               7,465,673
NET ASSETS:
 Beginning of year                 31,394,906                        --                      --
                                -------------             -------------            ------------
 End of year                      $47,270,347               $36,257,014              $7,465,673
                                =============             =============            ============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FIDELITY VIP             FIDELITY VIP             FIDELITY VIP
                                     CONTRAFUND                 MID CAP             VALUE STRATEGIES
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(339,463)               $(127,650)               $(12,264)
 Net realized gain (loss) on
  security transactions                     2,066                    7,872                   3,089
 Net realized gain on
  distributions                                --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,763,608                1,972,078                 125,510
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,426,211                1,852,300                 116,335
                                    -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                             57,613,974               22,410,579               2,005,320
 Net transfers                         25,612,768                6,856,508                 693,314
 Surrenders for benefit
  payments and fees                      (844,984)                (452,913)                (83,183)
 Net annuity transactions                 149,093                  249,861                      --
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    82,530,851               29,064,035               2,615,451
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets                           86,957,062               30,916,335               2,731,786
NET ASSETS:
 Beginning of year                             --                       --                      --
                                    -------------            -------------            ------------
 End of year                          $86,957,062              $30,916,335              $2,731,786
                                    =============            =============            ============

                                      FRANKLIN                 FRANKLIN
                                    SMALL-MID CAP              STRATEGIC                 FRANKLIN
                                       GROWTH                   INCOME                MUTUAL SHARES
                                   SECURITIES FUND          SECURITIES FUND          SECURITIES FUND
                                   SUB-ACCOUNT (B)            SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(896,455)              $2,481,852               $(1,363,075)
 Net realized gain (loss) on
  security transactions                   461,169                   33,918                   927,539
 Net realized gain on
  distributions                                --                  663,558                   538,326
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,138,948               (3,124,706)               13,762,519
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,703,662                   54,622                13,865,309
                                    -------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                              3,996,337                8,042,510                11,719,850
 Net transfers                          1,055,753               14,713,952                10,652,052
 Surrenders for benefit
  payments and fees                    (2,742,177)              (6,224,645)              (10,748,189)
 Net annuity transactions                    (396)                  16,684                    36,304
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,309,517               16,548,501                11,660,017
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets                            4,013,179               16,603,123                25,525,326
NET ASSETS:
 Beginning of year                     51,835,697               78,481,696               148,428,196
                                    -------------            -------------            --------------
 End of year                          $55,848,876              $95,084,819              $173,953,522
                                    =============            =============            ==============

(a)  From inception, May 2, 2005 to December 31, 2005.

(b) Formerly Franklin Small Cap Fund Sub-Account. Change effective May 1, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                       TEMPLETON
                                      DEVELOPING                TEMPLETON                HARTFORD
                                  MARKETS SECURITIES        GROWTH SECURITIES            ADVISERS
                                         FUND                     FUND                   HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(78,371)               $(336,855)                $258,022
 Net realized gain (loss) on
  security transactions                     61,852                   60,164                      598
 Net realized gain on
  distributions                                 --                       --                  846,993
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                   5,314,223                4,017,216                 (643,352)
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             5,297,704                3,740,525                  462,261
                                     -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               2,962,568                6,273,749               11,616,145
 Net transfers                           4,008,486                7,310,799                3,803,394
 Surrenders for benefit
  payments and fees                       (990,295)              (2,667,771)                (160,174)
 Net annuity transactions                       --                  (14,782)                      --
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      5,980,759               10,901,995               15,259,365
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets                            11,278,463               14,642,520               15,721,626
NET ASSETS:
 Beginning of year                      17,360,800               44,072,771                       --
                                     -------------            -------------            -------------
 End of year                           $28,639,263              $58,715,291              $15,721,626
                                     =============            =============            =============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD                 HARTFORD                HARTFORD
                                  TOTAL RETURN BOND        DIVIDEND AND GROWTH           FOCUS
                                       HLS FUND                 HLS FUND                HLS FUND
                                   SUB-ACCOUNT (A)           SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $5,270,930                 $804,946                $2,222
 Net realized gain (loss) on
  security transactions                     (1,154)                     125                (1,607)
 Net realized gain on
  distributions                            541,252                2,077,339                 1,816
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                  (5,621,387)              (1,081,059)               13,537
                                    --------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               189,641                1,801,351                15,968
                                    --------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                              96,700,745               48,838,420               543,840
 Net transfers                          43,260,592               22,006,666               164,627
 Surrenders for benefit
  payments and fees                     (1,521,667)                (662,821)               (3,247)
 Net annuity transactions                   82,901                       --                    --
                                    --------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    138,522,571               70,182,265               705,220
                                    --------------            -------------            ----------
 Net increase (decrease) in
  net assets                           138,712,212               71,983,616               721,188
NET ASSETS:
 Beginning of year                              --                       --                    --
                                    --------------            -------------            ----------
 End of year                          $138,712,212              $71,983,616              $721,188
                                    ==============            =============            ==========

                                      HARTFORD                HARTFORD                 HARTFORD
                                  GLOBAL ADVISERS          GLOBAL LEADERS         DISCIPLINED EQUITY
                                      HLS FUND                HLS FUND                 HLS FUND
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $36,233                  $3,610                  $527,684
 Net realized gain (loss) on
  security transactions                   (1,011)                 13,636                     2,429
 Net realized gain on
  distributions                               --                      --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                    36,930                 195,517                 2,102,200
                                    ------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              72,152                 212,763                 2,632,313
                                    ------------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                             1,971,665               2,040,101                95,882,149
 Net transfers                           453,742               1,501,940                37,745,187
 Surrenders for benefit
  payments and fees                      (10,366)                (41,732)               (1,461,319)
 Net annuity transactions                     --                      --                   129,254
                                    ------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,415,041               3,500,309               132,295,271
                                    ------------            ------------            --------------
 Net increase (decrease) in
  net assets                           2,487,193               3,713,072               134,927,584
NET ASSETS:
 Beginning of year                            --                      --                        --
                                    ------------            ------------            --------------
 End of year                          $2,487,193              $3,713,072              $134,927,584
                                    ============            ============            ==============

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                                HARTFORD
                                       HARTFORD                  GROWTH                  HARTFORD
                                        GROWTH                OPPORTUNITIES             HIGH YIELD
                                       HLS FUND                 HLS FUND                 HLS FUND
                                    SUB-ACCOUNT (A)          SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(43,539)                $(37,682)                $29,198
 Net realized gain (loss) on
  security transactions                    (22,291)                     269                    (381)
 Net realized gain on
  distributions                             93,151                1,067,994                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              298,407                  159,184                  59,212
                                     -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               325,728                1,189,765                  88,029
                                     -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               8,763,622               11,925,991               5,195,664
 Net transfers                           2,856,837                5,618,008               3,366,736
 Surrenders for benefit
  payments and fees                       (116,144)                (191,835)               (139,179)
 Net annuity transactions                       --                       --                   6,136
                                     -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     11,504,315               17,352,164               8,429,357
                                     -------------            -------------            ------------
 Net increase (decrease) in
  net assets                            11,830,043               18,541,929               8,517,386
NET ASSETS:
 Beginning of year                              --                       --                      --
                                     -------------            -------------            ------------
 End of year                           $11,830,043              $18,541,929              $8,517,386
                                     =============            =============            ============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               HARTFORD                   HARTFORD
                                                             INTERNATIONAL             INTERNATIONAL
                                      HARTFORD           CAPITAL APPRECIATION          SMALL COMPANY
                                   INDEX HLS FUND              HLS FUND                   HLS FUND
                                  SUB-ACCOUNT (A)           SUB-ACCOUNT (A)           SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $65,316                   $42,054                  $139,588
 Net realized gain (loss) on
  security transactions                    1,404                   (13,351)                    1,065
 Net realized gain on
  distributions                           31,334                   227,810                   472,079
 Net unrealized appreciation
  (depreciation) of
  investments during the year             85,835                   895,697                    39,030
                                    ------------             -------------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             183,889                 1,152,210                   651,762
                                    ------------             -------------              ------------
UNIT TRANSACTIONS:
 Purchases                             3,582,346                 9,354,506                 4,876,450
 Net transfers                         3,063,362                 5,905,069                 2,382,982
 Surrenders for benefit
  payments and fees                     (104,962)                 (244,322)                  (33,482)
 Net annuity transactions                     --                    98,236                        --
                                    ------------             -------------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    6,540,746                15,113,489                 7,225,950
                                    ------------             -------------              ------------
 Net increase (decrease) in
  net assets                           6,724,635                16,265,699                 7,877,712
NET ASSETS:
 Beginning of year                            --                        --                        --
                                    ------------             -------------              ------------
 End of year                          $6,724,635               $16,265,699                $7,877,712
                                    ============             =============              ============

                                       HARTFORD
                                     INTERNATIONAL               HARTFORD                 HARTFORD
                                     OPPORTUNITIES             MONEY MARKET         MORTGAGE SECURITIES
                                       HLS FUND                  HLS FUND                 HLS FUND
                                    SUB-ACCOUNT (A)           SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(143,171)                 $125,411                 $(2,401)
 Net realized gain (loss) on
  security transactions                        765                        --                     784
 Net realized gain on
  distributions                                 --                        --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,427,060                        --                   9,073
                                     -------------             -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,284,654                   125,411                   7,456
                                     -------------             -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              22,290,616                25,007,766               3,221,159
 Net transfers                           9,137,191                (3,077,522)              1,370,164
 Surrenders for benefit
  payments and fees                       (290,991)               (1,035,129)               (137,396)
 Net annuity transactions                   25,793                     9,818                      --
                                     -------------             -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     31,162,609                20,904,933               4,453,927
                                     -------------             -------------            ------------
 Net increase (decrease) in
  net assets                            33,447,263                21,030,344               4,461,383
NET ASSETS:
 Beginning of year                              --                        --                      --
                                     -------------             -------------            ------------
 End of year                           $33,447,263               $21,030,344              $4,461,383
                                     =============             =============            ============

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                       HARTFORD                                          HARTFORD
                                       SMALLCAP                 HARTFORD              U.S. GOVERNMENT
                                        GROWTH                    STOCK                 SECURITIES
                                       HLS FUND                 HLS FUND                 HLS FUND
                                    SUB-ACCOUNT (A)          SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(30,955)                $213,652                 $(62,401)
 Net realized gain (loss) on
  security transactions                     (6,662)                 183,511                      293
 Net realized gain on
  distributions                          1,866,492                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (617,334)               1,166,400                   81,677
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,211,541                1,563,563                   19,569
                                     -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              18,670,390               18,708,924               37,803,167
 Net transfers                           9,135,460                4,586,241               16,395,281
 Surrenders for benefit
  payments and fees                       (536,226)                (481,501)                (672,976)
 Net annuity transactions                  139,375                       --                   73,263
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     27,408,999               22,813,664               53,598,735
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets                            28,620,540               24,377,227               53,618,304
NET ASSETS:
 Beginning of year                              --                       --                       --
                                     -------------            -------------            -------------
 End of year                           $28,620,540              $24,377,227              $53,618,304
                                     =============            =============            =============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              HARTFORD
                                      HARTFORD                  VALUE                  HARTFORD
                                       VALUE                OPPORTUNITIES           EQUITY INCOME
                                      HLS FUND                HLS FUND                 HLS FUND
                                  SUB-ACCOUNT (A)          SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $30,581                  $50,197                 $91,403
 Net realized gain (loss) on
  security transactions                    1,269                  (13,762)                (11,790)
 Net realized gain on
  distributions                            4,840                   24,891                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             35,488                  439,638                  (9,788)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              72,178                  500,964                  69,825
                                    ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                             2,564,953                8,245,572               3,941,645
 Net transfers                           772,241                3,800,928               3,635,587
 Surrenders for benefit
  payments and fees                      (28,386)                (132,380)                (52,206)
 Net annuity transactions                     --                       --                      --
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    3,308,808               11,914,120               7,525,026
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets                           3,380,986               12,415,084               7,594,851
NET ASSETS:
 Beginning of year                            --                       --                      --
                                    ------------            -------------            ------------
 End of year                          $3,380,986              $12,415,084              $7,594,851
                                    ============            =============            ============


                                     LORD ABBETT             LORD ABBETT              LORD ABBETT
                                      ALL VALUE            AMERICA'S VALUE          BOND-DEBENTURE
                                      PORTFOLIO               PORTFOLIO                PORTFOLIO
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(10,302)               $142,579                 $483,804
 Net realized gain (loss) on
  security transactions                       (21)                 (1,731)                    (205)
 Net realized gain on
  distributions                            43,172                  72,388                  114,823
 Net unrealized appreciation
  (depreciation) of
  investments during the year             508,651                (118,424)                (532,253)
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              541,500                  94,812                   66,169
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                              7,461,522               5,180,793                7,188,776
 Net transfers                          5,369,369               3,504,996                4,403,457
 Surrenders for benefit
  payments and fees                       (78,531)                (68,863)                (113,938)
 Net annuity transactions                      --                      --                       --
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    12,752,360               8,616,926               11,478,295
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                           13,293,860               8,711,738               11,544,464
NET ASSETS:
 Beginning of year                             --                      --                       --
                                    -------------            ------------            -------------
 End of year                          $13,293,860              $8,711,738              $11,544,464
                                    =============            ============            =============

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                      LORD ABBETT             LORD ABBETT             MFS CAPITAL
                                      GROWTH AND               LARGE-CAP             OPPORTUNITIES
                                   INCOME PORTFOLIO          CORE PORTFOLIO              SERIES
                                    SUB-ACCOUNT (A)         SUB-ACCOUNT (A)           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $147,297                 $(4,591)               $(86,316)
 Net realized gain (loss) on
  security transactions                        155                   1,948                 (11,198)
 Net realized gain on
  distributions                          1,603,489                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (945,059)                 83,464                  90,961
                                     -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               805,882                  80,821                  (6,553)
                                     -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              18,998,479               2,966,775                 222,631
 Net transfers                           9,489,051               1,107,609                (310,430)
 Surrenders for benefit
  payments and fees                       (270,518)               (107,729)               (516,840)
 Net annuity transactions                       --                      --                     (38)
                                     -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     28,217,012               3,966,655                (604,677)
                                     -------------            ------------            ------------
 Net increase (decrease) in
  net assets                            29,022,894               4,047,476                (611,230)
NET ASSETS:
 Beginning of year                              --                      --               9,831,365
                                     -------------            ------------            ------------
 End of year                           $29,022,894              $4,047,476              $9,220,135
                                     =============            ============            ============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            MFS INVESTORS
                                    MFS EMERGING             GROWTH STOCK            MFS INVESTORS
                                    GROWTH SERIES               SERIES               TRUST SERIES
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(172,016)              $(121,330)               $(258,811)
 Net realized gain (loss) on
  security transactions                   (76,411)                 63,472                  602,031
 Net realized gain on
  distributions                                --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             971,038                 298,931                  882,918
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              722,611                 241,073                1,226,138
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                497,341                 487,035                3,458,809
 Net transfers                           (757,467)               (219,024)              (1,390,884)
 Surrenders for benefit
  payments and fees                      (515,284)               (608,875)              (1,472,797)
 Net annuity transactions                     (38)                     --                       --
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (775,448)               (340,864)                 595,128
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                              (52,837)                (99,791)               1,821,266
NET ASSETS:
 Beginning of year                     10,862,299               8,897,911               21,783,665
                                    -------------            ------------            -------------
 End of year                          $10,809,462              $8,798,120              $23,604,931
                                    =============            ============            =============


                                 MFS TOTAL            CORE PLUS            EMERGING
                               RETURN SERIES         FIXED INCOME        MARKETS DEBT
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $570,927           $2,771,414            $696,597
 Net realized gain (loss) on
  security transactions               622,766              298,702             145,201
 Net realized gain on
  distributions                     8,517,259            1,047,893             188,227
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (7,146,706)            (557,926)            123,886
                               --------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        2,564,246            3,560,083           1,153,911
                               --------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                         20,099,174            7,725,946           1,132,035
 Net transfers                     14,996,543            4,850,862             296,889
 Surrenders for benefit
  payments and fees               (16,259,462)         (12,248,990)         (1,181,622)
 Net annuity transactions             (40,540)               8,269                  --
                               --------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                18,795,715              336,087             247,302
                               --------------       --------------       -------------
 Net increase (decrease) in
  net assets                       21,359,961            3,896,170           1,401,213
NET ASSETS:
 Beginning of year                207,323,230          141,637,209          11,058,724
                               --------------       --------------       -------------
 End of year                     $228,683,191         $145,533,379         $12,459,937
                               ==============       ==============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                       EMERGING
                                    MARKETS EQUITY        TECHNOLOGY          HIGH YIELD
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(193,468)           $(86,289)         $1,950,790
 Net realized gain (loss) on
  security transactions                    (82,967)             (5,872)           (800,960)
 Net realized gain on
  distributions                                 --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,258,219            (149,064)         (1,353,024)
                                     -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,981,784            (241,225)           (203,194)
                                     -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                               6,366,723              50,722           1,294,829
 Net transfers                           3,868,160          (1,381,098)         (2,769,665)
 Surrenders for benefit
  payments and fees                     (1,338,462)           (258,009)         (3,869,791)
 Net annuity transactions                     (229)                 --                  --
                                     -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      8,896,192          (1,588,385)         (5,344,627)
                                     -------------       -------------       -------------
 Net increase (decrease) in
  net assets                            13,877,976          (1,829,610)         (5,547,821)
NET ASSETS:
 Beginning of year                      12,571,022           6,613,951          35,431,503
                                     -------------       -------------       -------------
 End of year                           $26,448,998          $4,784,341         $29,883,682
                                     =============       =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       U.S. MID CAP           AMERICAN
                                   MID CAP GROWTH          VALUE           OPPORTUNITIES
                                  SUB-ACCOUNT (A)       SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(15,716)          $(967,884)         $(1,372,684)
 Net realized gain (loss) on
  security transactions                      (17)            639,715          (12,665,714)
 Net realized gain on
  distributions                               --           1,030,693                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            301,668           6,793,382           37,828,815
                                    ------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             285,935           7,495,906           23,790,417
                                    ------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                             3,017,975           6,691,009              965,370
 Net transfers                         1,970,940           2,412,368          (17,999,859)
 Surrenders for benefit
  payments and fees                      (44,949)         (5,986,483)         (31,175,749)
 Net annuity transactions                     --              (2,356)             (67,216)
                                    ------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    4,943,966           3,114,538          (48,277,454)
                                    ------------       -------------       --------------
 Net increase (decrease) in
  net assets                           5,229,901          10,610,444          (24,487,037)
NET ASSETS:
 Beginning of year                            --          69,871,746          233,070,418
                                    ------------       -------------       --------------
 End of year                          $5,229,901         $80,482,190         $208,583,381
                                    ============       =============       ==============

                                 BALANCED             CAPITAL           DEVELOPING
                                  GROWTH           OPPORTUNITIES          GROWTH
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $619,418           $(444,348)          $(687,177)
 Net realized gain (loss) on
  security transactions            2,508,377          (1,381,346)            804,688
 Net realized gain on
  distributions                           --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,165,211           7,818,668           7,957,803
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       5,293,006           5,992,974           8,075,314
                               -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                         1,067,802             445,862             842,131
 Net transfers                    (1,342,472)         (1,452,239)         (2,465,714)
 Surrenders for benefit
  payments and fees              (12,695,725)         (4,368,225)         (7,643,775)
 Net annuity transactions             21,282             (12,288)            (15,507)
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions              (12,949,113)         (5,386,890)         (9,282,865)
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets                      (7,656,107)            606,084          (1,207,551)
NET ASSETS:
 Beginning of year                89,178,067          33,787,827          55,152,142
                               -------------       -------------       -------------
 End of year                     $81,521,960         $34,393,911         $53,944,591
                               =============       =============       =============

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                    FLEXIBLE INCOME          DIVIDEND GROWTH       GLOBAL EQUITY
                                      SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,318,966                 $(394,992)           $(437,757)
 Net realized gain (loss) on
  security transactions                 (1,985,043)               (1,521,334)           3,151,030
 Net realized gain on
  distributions                                 --                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (601,609)               12,785,641            2,872,936
                                     -------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                               732,314                10,869,315            5,586,209
                                     -------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 968,971                 2,442,130              676,302
 Net transfers                            (147,903)              (17,184,674)          (3,095,072)
 Surrenders for benefit
  payments and fees                     (8,758,457)              (49,351,995)         (10,702,164)
 Net annuity transactions                  (35,925)                 (187,302)             (12,490)
                                     -------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (7,973,314)              (64,281,841)         (13,133,424)
                                     -------------            --------------       --------------
 Net increase (decrease) in
  net assets                            (7,241,000)              (53,412,526)          (7,547,215)
NET ASSETS:
 Beginning of year                      62,474,660               327,149,418           71,874,243
                                     -------------            --------------       --------------
 End of year                           $55,233,660              $273,736,892          $64,327,028
                                     =============            ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  GROWTH            MONEY MARKET          UTILITIES
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(491,302)            $971,908             $516,179
 Net realized gain (loss) on
  security transactions              118,485                   --            3,771,408
 Net realized gain on
  distributions                           --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      6,259,097                   --            5,591,004
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       5,886,280              971,908            9,878,591
                               -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                         5,527,468            4,755,283              306,143
 Net transfers                     2,394,628           13,643,754           (1,810,573)
 Surrenders for benefit
  payments and fees               (5,838,219)         (29,783,431)         (10,746,544)
 Net annuity transactions            (29,331)             (35,436)             (39,191)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                2,054,546          (11,419,830)         (12,290,165)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets                       7,940,826          (10,447,922)          (2,411,574)
NET ASSETS:
 Beginning of year                40,628,886           91,573,118           71,745,732
                               -------------       --------------       --------------
 End of year                     $48,569,712          $81,125,196          $69,334,158
                               =============       ==============       ==============

                                   EQUALLY WEIGHTED           SMALL COMPANY
                                       S&P 500                   GROWTH              GLOBAL FRANCHISE
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,146,171)               $(145,760)               $(401,017)
 Net realized gain (loss) on
  security transactions                 10,303,444                    7,649                   40,811
 Net realized gain on
  distributions                          2,856,963                   40,899                   59,992
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (660,004)                 977,709                2,238,587
                                    --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            11,354,232                  880,497                1,938,373
                                    --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              12,345,094                5,040,390                6,961,126
 Net transfers                           6,457,977                2,879,418                7,762,901
 Surrenders for benefit
  payments and fees                    (26,242,130)                (306,716)              (1,261,261)
 Net annuity transactions                  (11,011)                      --                       --
                                    --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (7,450,070)               7,613,092               13,462,766
                                    --------------            -------------            -------------
 Net increase (decrease) in
  net assets                             3,904,162                8,493,589               15,401,139
NET ASSETS:
 Beginning of year                     189,243,584                2,874,894               12,001,008
                                    --------------            -------------            -------------
 End of year                          $193,147,746              $11,368,483              $27,402,147
                                    ==============            =============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                         OPPENHEIMER              OPPENHEIMER
                                   EQUITY                 AGGRESSIVE                CAPITAL
                                 AND INCOME              GROWTH FUND           APPRECIATION FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(290,013)                $(5,284)                $(99,090)
 Net realized gain (loss) on
  security transactions                57,112                    (119)                     875
 Net realized gain on
  distributions                       268,149                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,390,399                  50,674                  742,610
                                -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,425,647                  45,271                  644,395
                                -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                          1,983,951               1,005,623               16,247,165
 Net transfers                      2,617,290                 142,837                5,855,918
 Surrenders for benefit
  payments and fees                (1,020,564)                (24,617)                (223,809)
 Net annuity transactions                  --                      --                   12,766
                                -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 3,580,677               1,123,843               21,892,040
                                -------------            ------------            -------------
 Net increase (decrease) in
  net assets                        5,006,324               1,169,114               22,536,435
NET ASSETS:
 Beginning of year                 22,545,563                      --                       --
                                -------------            ------------            -------------
 End of year                      $27,551,887              $1,169,114              $22,536,435
                                =============            ============            =============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      OPPENHEIMER
                                     OPPENHEIMER             OPPENHEIMER              MAIN STREET
                               GLOBAL SECURITIES FUND      MAIN STREET FUND         SMALL CAP FUND
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(123,708)               $(18,526)               $(129,581)
 Net realized gain (loss) on
  security transactions                       988                  (4,794)                   1,945
 Net realized gain on
  distributions                                --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,084,433                 123,822                1,379,050
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,961,713                 100,502                1,251,414
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                             23,255,063               3,129,584               21,891,799
 Net transfers                          8,629,891                 961,477                7,580,083
 Surrenders for benefit
  payments and fees                      (364,647)                (33,272)                (326,227)
 Net annuity transactions                  99,065                      --                   21,799
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    31,619,372               4,057,789               29,167,454
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                           33,581,085               4,158,291               30,418,868
NET ASSETS:
 Beginning of year                             --                      --                       --
                                    -------------            ------------            -------------
 End of year                          $33,581,085              $4,158,291              $30,418,868
                                    =============            ============            =============


                                 PUTNAM DIVERSIFIED        PUTNAM GLOBAL           PUTNAM GROWTH
                                       INCOME             ASSET ALLOCATION           AND INCOME
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(42,181)                $(9,068)               $(10,157)
 Net realized gain (loss) on
  security transactions                     (649)                    392                   1,526
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             74,966                  59,323                  58,643
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              32,136                  50,647                  50,012
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             7,290,949               2,559,454               2,370,555
 Net transfers                         2,016,535                 689,147                 184,304
 Surrenders for benefit
  payments and fees                     (128,737)                (63,026)                (85,172)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    9,178,747               3,185,575               2,469,687
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           9,210,883               3,236,222               2,519,699
NET ASSETS:
 Beginning of year                            --                      --                      --
                                    ------------            ------------            ------------
 End of year                          $9,210,883              $3,236,222              $2,519,699
                                    ============            ============            ============

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                        PUTNAM
                                     INTERNATIONAL               PUTNAM                  PUTNAM
                                        EQUITY                 INVESTORS               NEW VALUE
                                    SUB-ACCOUNT (A)         SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(171,386)                $(4,290)               $(26,160)
 Net realized gain (loss) on
  security transactions                     (1,642)                  1,019                   2,747
 Net realized gain on
  distributions                                 --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,522,348                  33,433                 180,767
                                     -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,349,320                  30,162                 157,354
                                     -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              27,669,752                 935,879               4,933,535
 Net transfers                           9,402,212                 219,445               1,555,909
 Surrenders for benefit
  payments and fees                       (370,374)                (40,847)               (199,885)
 Net annuity transactions                   31,580                      --                 145,513
                                     -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     36,733,170               1,114,477               6,435,072
                                     -------------            ------------            ------------
 Net increase (decrease) in
  net assets                            39,082,490               1,144,639               6,592,426
NET ASSETS:
 Beginning of year                              --                      --                      --
                                     -------------            ------------            ------------
 End of year                           $39,082,490              $1,144,639              $6,592,426
                                     =============            ============            ============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                PUTNAM
                                                              THE GEORGE
                                       PUTNAM                PUTNAM FUND               PUTNAM
                                   SMALL CAP VALUE            OF BOSTON                VISTA
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(135,604)               $(13,550)              $(3,477)
 Net realized gain (loss) on
  security transactions                      (577)                    821                   448
 Net realized gain on
  distributions                                --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             841,141                  56,577                41,524
                                    -------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              704,960                  43,848                38,495
                                    -------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                             23,029,546               3,137,473               655,330
 Net transfers                          8,356,879               1,123,598               195,582
 Surrenders for benefit
  payments and fees                      (393,868)                (20,779)              (25,561)
 Net annuity transactions                 130,418                      --                    --
                                    -------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    31,122,975               4,240,292               825,351
                                    -------------            ------------            ----------
 Net increase (decrease) in
  net assets                           31,827,935               4,284,140               863,846
NET ASSETS:
 Beginning of year                             --                      --                    --
                                    -------------            ------------            ----------
 End of year                          $31,827,935              $4,284,140              $863,846
                                    =============            ============            ==========


                                       PUTNAM                                GROWTH AND
                                      VOYAGER           ENTERPRISE             INCOME
                                  SUB-ACCOUNT (A)       SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(6,280)          $(118,344)         $(1,128,064)
 Net realized gain (loss) on
  security transactions                     (678)         (1,534,630)             268,820
 Net realized gain on
  distributions                               --                  --            3,089,978
 Net unrealized appreciation
  (depreciation) of
  investments during the year             46,256           2,587,875            8,536,068
                                    ------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              39,298             934,901           10,766,802
                                    ------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                             1,074,140             411,203           22,932,109
 Net transfers                            32,617            (614,925)          19,333,845
 Surrenders for benefit
  payments and fees                       (5,646)         (2,169,022)         (10,662,959)
 Net annuity transactions                     --                (646)             (17,468)
                                    ------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,101,111          (2,373,390)          31,585,527
                                    ------------       -------------       --------------
 Net increase (decrease) in
  net assets                           1,140,409          (1,438,489)          42,352,329
NET ASSETS:
 Beginning of year                            --          16,971,011          117,152,462
                                    ------------       -------------       --------------
 End of year                          $1,140,409         $15,532,522         $159,504,791
                                    ============       =============       ==============

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                                                   AGGRESSIVE
                                                            EMERGING                 GROWTH
                                   COMSTOCK                  GROWTH                PORTFOLIO
                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,188,643)               $(83,011)               $(14,888)
 Net realized gain (loss) on
  security transactions                 61,140                  22,201                   2,368
 Net realized gain on
  distributions                      2,584,413                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        2,433,823                 301,464                  86,403
                                --------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         3,890,733                 240,654                  73,883
                                --------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                          51,115,168                 277,479                 206,161
 Net transfers                      30,214,494                 (98,512)                281,440
 Surrenders for benefit
  payments and fees                 (4,463,539)               (196,597)                (26,792)
 Net annuity transactions               21,939                      --                      --
                                --------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 76,888,062                 (17,630)                460,809
                                --------------            ------------            ------------
 Net increase (decrease) in
  net assets                        80,778,795                 223,024                 534,692
NET ASSETS:
 Beginning of year                  71,895,593               4,363,900                 523,349
                                --------------            ------------            ------------
 End of year                      $152,674,388              $4,586,924              $1,058,041
                                ==============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             WELLS FARGO
                                                       WELLS FARGO         ADVANTAGE TOTAL
                                GOVERNMENT           ADVANTAGE ASSET         RETURN BOND
                                 PORTFOLIO           ALLOCATION FUND             FUND
                                SUB-ACCOUNT          SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $37,923                $1,673                $1,816
 Net realized gain (loss) on
  security transactions                2,259                     5                  (173)
 Net realized gain on
  distributions                           --                 3,125                    87
 Net unrealized appreciation
  (depreciation) of
  investments during the year         62,267                 4,185                (2,180)
                               -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         102,449                 8,988                  (450)
                               -------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                         7,515,298               380,710               198,736
 Net transfers                     6,509,162                61,838                70,935
 Surrenders for benefit
  payments and fees                 (498,550)                 (617)                 (442)
 Net annuity transactions                 --                    --                    --
                               -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               13,525,910               441,931               269,229
                               -------------            ----------            ----------
 Net increase (decrease) in
  net assets                      13,628,359               450,919               268,779
NET ASSETS:
 Beginning of year                 4,911,720                    --                    --
                               -------------            ----------            ----------
 End of year                     $18,540,079              $450,919              $268,779
                               =============            ==========            ==========

                                                         WELLS FARGO           WELLS FARGO
                                   WELLS FARGO          ADVANTAGE C&B        ADVANTAGE LARGE
                                 ADVANTAGE EQUITY      LARGE CAP VALUE        COMPANY CORE
                                   INCOME FUND               FUND                 FUND
                                 SUB-ACCOUNT (A)       SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $11                 $(514)                $16
 Net realized gain (loss) on
  security transactions                     87                    12                  --
 Net realized gain on
  distributions                             --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,330                   472                 119
                                    ----------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,428                   (30)                135
                                    ----------            ----------             -------
UNIT TRANSACTIONS:
 Purchases                             272,684               226,283                  --
 Net transfers                          36,430               177,872               5,053
 Surrenders for benefit
  payments and fees                       (224)               (1,582)                 (2)
 Net annuity transactions                   --                    --                  --
                                    ----------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    308,890               402,573               5,051
                                    ----------            ----------             -------
 Net increase (decrease) in
  net assets                           312,318               402,543               5,186
NET ASSETS:
 Beginning of year                          --                    --                  --
                                    ----------            ----------             -------
 End of year                          $312,318              $402,543              $5,186
                                    ==========            ==========             =======

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                    WELLS FARGO            WELLS FARGO
                                     ADVANTAGE              ADVANTAGE
                                   INTERNATIONAL          LARGE COMPANY
                                     CORE FUND             GROWTH FUND
                                  SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,866                 $(5,477)
 Net realized gain (loss) on
  security transactions                       6                       7
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             5,853                  44,217
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              7,725                  38,747
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               55,300                 955,002
 Net transfers                           85,621                 352,749
 Surrenders for benefit
  payments and fees                         (47)                 (7,819)
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     140,874               1,299,932
                                     ----------            ------------
 Net increase (decrease) in
  net assets                            148,599               1,338,679
NET ASSETS:
 Beginning of year                           --                      --
                                     ----------            ------------
 End of year                           $148,599              $1,338,679
                                     ==========            ============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            WELLS FARGO
                                     WELLS FARGO             ADVANTAGE            WELLS FARGO
                                      ADVANTAGE              SMALL CAP             ADVANTAGE
                                  MONEY MARKET FUND         GROWTH FUND         DISCOVERY FUND
                                   SUB-ACCOUNT (A)        SUB-ACCOUNT (A)       SUB-ACCOUNT (C)
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $97                 $(2,899)               $(15)
 Net realized gain (loss) on
  security transactions                      --                     112                  --
 Net realized gain on
  distributions                              --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --                  26,690                  99
                                      ---------              ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                                 97                  23,903                  84
                                      ---------              ----------             -------
UNIT TRANSACTIONS:
 Purchases                                   --                 464,376               1,600
 Net transfers                           19,224                 183,636                  --
 Surrenders for benefit
  payments and fees                         (10)                 (3,052)                  1
 Net annuity transactions                    --                      --                  --
                                      ---------              ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      19,214                 644,960               1,601
                                      ---------              ----------             -------
 Net increase (decrease) in
  net assets                             19,311                 668,863               1,685
NET ASSETS:
 Beginning of year                           --                      --                  --
                                      ---------              ----------             -------
 End of year                            $19,311                $668,863              $1,685
                                      =========              ==========             =======

                                   WELLS FARGO
                                    ADVANTAGE            WELLS FARGO
                                    MULTI CAP             ADVANTAGE
                                   VALUE FUND         OPPORTUNITY FUND
                                 SUB-ACCOUNT (C)       SUB-ACCOUNT (C)
-----------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(121)                 $(76)
 Net realized gain (loss) on
  security transactions                    (1)                    6
 Net realized gain on
  distributions                            --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             552                 1,787
                                    ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              430                 1,717
                                    ---------             ---------
UNIT TRANSACTIONS:
 Purchases                             52,390                22,200
 Net transfers                            974                    --
 Surrenders for benefit
  payments and fees                         1                    (2)
 Net annuity transactions                  --                    --
                                    ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    53,365                22,198
                                    ---------             ---------
 Net increase (decrease) in
  net assets                           53,795                23,915
NET ASSETS:
 Beginning of year                         --                    --
                                    ---------             ---------
 End of year                          $53,795               $23,915
                                    =========             =========

(a)  From inception, May 2, 2005 to December 31, 2005.

(c)  From inception, July 5, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

-------------------------------------------------------------------------------

1.   ORGANIZATION:

    Separate Account Three ("the Account") is a separate investment account within Hartford Life and Annuity Insurance Company ("the Company") and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds ("the Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AllianceBernstein VP Balanced Wealth Strategy Portfolio, AllianceBernstein VP Global Research Growth Portfolio, AllianceBernstein VP International Value Portfolio, AllianceBernstein VP Small/Mid Cap Value Portfolio, AllianceBernstein VP Value Portfolio, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP Contrafund, Fidelity VIP Mid Cap, Fidelity VIP Value Strategies, Franklin Small-Mid Cap Growth Securities Fund, Franklin Strategic Income Securities Fund, Franklin Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, Lord Abbett All Value Portfolio, Lord Abbett America's Value Portfolio, Lord Abbett Bond-Debenture Portfolio, Lord Abbett Growth and Income Portfolio, Lord Abbett Large-Cap Core Portfolio, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Total Return Series, Equity and Income, Core Plus Fixed Income, Emerging Markets Debt, Emerging Markets Equity, High Yield, Mid Cap Growth, U.S. Mid Cap Value, Focus Growth, Balanced Growth, Capital Opportunities, Developing Growth, Flexible Income, Dividend Growth, Global Equity, Growth, Money Market, Utilities, Equally Weighted S&P 500, Small Company Growth, Global Franchise, Oppenheimer Midcap Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Securities Fund, Oppenheimer Main Street Fund, Oppenheimer Main Street Small Cap Fund, Putnam Diversified Income, Putnam Global Asset Allocation, Putnam Growth and Income, Putnam International Equity, Putnam Investors, Putnam New Value, Putnam Small Cap Value, Putnam The George Putnam Fund of Boston, Putnam Vista, Putnam Voyager, Enterprise, Growth and Income, Comstock, Strategic Growth, Aggressive Growth Portfolio, Government Portfolio, Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2006.

-------------------------------------------------------------------------------

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES -- The Company, as issuer of variable annuity contracts, provides the mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of up to 1.60% of the Account's average daily net assets. The Company also provides administrative services and receives a maximum annual fee of 0.20% of the Account's average daily net assets.

       b) DEDUCTION OF ANNUAL MAINTENANCE FEE -- Annual maintenance fees are charged through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

4.   PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                             PURCHASES          PROCEEDS
SUB-ACCOUNT                                   AT COST          FROM SALES
----------------------------------------------------------------------------
AllianceBernstein VP Balanced Wealth
 Strategy Portfolio                            $38,818,319        $4,452,042
AllianceBernstein VP Global Research
 Growth Portfolio                                3,436,149           538,800
AllianceBernstein VP International Value
 Portfolio                                     144,642,140         9,470,889
AllianceBernstein VP Small/Mid Cap Value
 Portfolio                                      15,566,298         2,121,203
AllianceBernstein VP Value Portfolio            59,351,050         2,279,048
American Funds Global Growth Fund               13,612,376         9,475,137
American Funds Growth Fund                      49,027,180        57,523,298
American Funds Growth-Income Fund               52,668,629        53,598,854
American Funds International Fund               44,443,427        19,105,943
American Funds Global Small
 Capitalization Fund                            16,116,738        10,324,229
Fidelity VIP Equity-Income                      68,952,878         2,467,808
Fidelity VIP Growth                             22,748,230           369,412
Fidelity VIP Contrafund                        277,036,054         7,025,632
Fidelity VIP Mid Cap                            81,907,395         5,971,411
Fidelity VIP Value Strategies                    5,355,477         1,076,210
Franklin Small-Mid Cap Growth Securities
 Fund                                            7,924,265         8,602,591
Franklin Strategic Income Securities
 Fund                                           30,398,924        23,499,460
Franklin Mutual Shares Securities Fund          25,658,030        25,832,956
Templeton Developing Markets Securities
 Fund                                            8,678,373         7,955,801

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                             PURCHASES          PROCEEDS
SUB-ACCOUNT                                   AT COST          FROM SALES
----------------------------------------------------------------------------
Templeton Growth Securities Fund               $13,077,479       $10,101,644
Hartford Advisers HLS Fund                      25,317,684         3,056,972
Hartford Total Return Bond HLS Fund            253,809,916         5,856,283
Hartford Dividend and Growth HLS Fund          217,018,253         4,839,172
Hartford Focus HLS Fund                          1,365,515           373,007
Hartford Global Advisers HLS Fund                4,546,203           773,728
Hartford Global Leaders HLS Fund                10,134,310         1,950,824
Hartford Disciplined Equity HLS Fund           242,922,339         2,974,184
Hartford Growth HLS Fund                        18,401,348         3,871,116
Hartford Growth Opportunities HLS Fund          60,448,443         7,757,843
Hartford High Yield HLS Fund                    22,977,455         2,201,817
Hartford Index HLS Fund                         16,388,162         2,515,475
Hartford International Capital
 Appreciation HLS Fund                          38,784,165         4,176,983
Hartford International Small Company HLS
 Fund                                           30,790,409         3,181,508
Hartford International Opportunities HLS
 Fund                                           73,721,779         2,782,571
Hartford Money Market HLS Fund                 125,339,489        73,234,215
Hartford Mortgage Securities HLS Fund            8,510,893         1,602,756
Hartford Small Company HLS Fund                  7,894,260           678,929
Hartford SmallCap Growth HLS Fund               30,920,430        13,834,847
Hartford Stock HLS Fund                         27,151,257         3,879,882
Hartford U.S. Government Securities HLS
 Fund                                          115,844,209         3,331,482
Hartford Value HLS Fund                         16,191,359         2,562,574
Hartford Value Opportunities HLS Fund           45,742,587         4,079,227
Hartford Equity Income HLS Fund                 17,672,973         2,768,341
Lord Abbett All Value Portfolio                 25,258,503        12,675,883
Lord Abbett America's Value Portfolio           11,528,422         1,383,351
Lord Abbett Bond-Debenture Portfolio            31,595,644         2,448,216
Lord Abbett Growth and Income Portfolio        128,515,709         2,747,231
Lord Abbett Large-Cap Core Portfolio             6,906,388           728,045
MFS Capital Opportunities Series                   506,258         1,476,318
MFS Emerging Growth Series                       1,325,753         1,839,767
MFS Investors Growth Stock Series                1,008,574         1,660,018
MFS Investors Trust Series                       4,805,340         7,292,960
MFS Total Return Series                         33,210,008        34,424,143
Equity and Income                                3,753,694         4,795,913
Core Plus Fixed Income                          20,838,526        23,483,605
Emerging Markets Debt                            3,540,990         3,256,247
Emerging Markets Equity                         36,725,811        14,091,196
Technology                                         359,067         5,431,554
High Yield                                       4,613,381         7,173,154
Mid Cap Growth                                  13,403,470         3,590,657
U.S. Mid Cap Value                              26,775,909        15,509,445
Focus Growth                                     1,652,631        51,667,346
Balanced Growth                                  9,313,323        19,864,689
Capital Opportunities                            2,656,031        10,410,847
Developing Growth                                2,341,659        14,940,496
Flexible Income                                  6,248,284        12,145,023
Dividend Growth                                  5,220,131        73,365,467

-------------------------------------------------------------------------------

                                             PURCHASES          PROCEEDS
SUB-ACCOUNT                                   AT COST          FROM SALES
----------------------------------------------------------------------------
Global Equity                                   $6,426,778       $15,942,815
Growth                                           7,496,863        10,516,410
Money Market                                   103,825,709        71,650,653
Utilities                                        2,913,511        18,959,484
Equally Weighted S&P 500                        26,230,927        43,502,921
Small Company Growth                             8,384,302         2,099,365
Global Franchise                                11,098,299         6,749,872
Oppenheimer Midcap Fund                          2,777,054           482,364
Oppenheimer Capital Appreciation Fund           37,714,183         1,440,701
Oppenheimer Global Securities Fund             147,914,750         2,686,129
Oppenheimer Main Street Fund                     8,152,873         1,191,051
Oppenheimer Main Street Small Cap Fund          91,443,101         5,054,429
Putnam Diversified Income                       23,861,350         3,355,973
Putnam Global Asset Allocation                   8,226,532         1,154,651
Putnam Growth and Income                         5,813,510           941,093
Putnam International Equity                     72,144,232         3,738,857
Putnam Investors                                 6,928,023           942,321
Putnam New Value                                11,312,719         1,610,409
Putnam Small Cap Value                          75,765,832         5,452,340
Putnam The George Putnam Fund of Boston         21,048,045         8,225,500
Putnam Vista                                     2,189,922           797,541
Putnam Voyager                                   1,760,233           493,544
Enterprise                                       1,215,936         4,403,297
Growth and Income                               65,064,911        27,182,555
Comstock                                        99,632,550        15,887,961
Strategic Growth                                 1,111,895         1,366,038
Aggressive Growth Portfolio                      1,105,052           680,787
Government Portfolio                            13,016,077         3,191,242
Wells Fargo Advantage VT Asset
 Allocation Fund                                   247,910           134,078
Wells Fargo Advantage VT Total Return
 Bond Fund                                         769,402           121,462
Wells Fargo Advantage VT Equity Income
 Fund                                               72,929            25,498
Wells Fargo Advantage VT C&B Large Cap
 Value Fund                                        509,827            84,530
Wells Fargo Advantage VT Large Company
 Core Fund                                              40                62
Wells Fargo Advantage VT International
 Core Fund                                          33,582            21,949
Wells Fargo Advantage VT Large Company
 Growth Fund                                     2,668,791           217,648
Wells Fargo Advantage VT Money Market
 Fund                                            1,988,517           164,467
Wells Fargo Advantage VT Small Cap
 Growth Fund                                     1,651,604           179,207
Wells Fargo Advantage VT Discovery Fund            151,443             2,137
Wells Fargo Advantage VT Small/Mid Cap
 Value Fund                                        161,131             6,667
Wells Fargo Advantage VT Opportunity
 Fund                                               95,165             1,981
                                          ----------------  ----------------
                                            $3,646,341,865    $1,001,137,664
                                          ================  ================

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

5.   CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                              UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED     (DECREASE)
-----------------------------------------------------------------------------------------
AllianceBernstein VP Balanced Wealth
 Strategy Portfolio                           3,517,185       380,949      3,136,236
AllianceBernstein VP Global Research
 Growth Portfolio                               273,397        44,727        228,670
AllianceBernstein VP International Value
 Portfolio                                   11,187,709       750,881     10,436,828
AllianceBernstein VP Small/Mid Cap Value
 Portfolio                                    1,336,267       191,656      1,144,611
AllianceBernstein VP Value Portfolio          5,245,787       196,999      5,048,788
American Funds Global Growth Fund             1,213,599       802,279        411,320
American Funds Growth Fund                    4,639,904     5,578,729       (938,825)
American Funds Growth-Income Fund             3,020,003     4,142,844     (1,122,841)
American Funds International Fund             3,839,911     1,756,678      2,083,233
American Funds Global Small
 Capitalization Fund                            917,721       635,420        282,301
Fidelity VIP Equity-Income                    5,293,592       208,901      5,084,691
Fidelity VIP Growth                           2,135,167        37,261      2,097,906
Fidelity VIP Contrafund                      21,305,885       580,791     20,725,094
Fidelity VIP Mid Cap                          6,562,559       505,959      6,056,600
Fidelity VIP Value Strategies                   442,685        98,179        344,506
Franklin Small-Mid Cap Growth Securities
 Fund                                           995,436     1,098,420       (102,984)
Franklin Strategic Income Securities
 Fund                                         1,885,461     1,656,337        229,124
Franklin Mutual Shares Securities Fund        1,300,384     1,628,828       (328,444)
Templeton Developing Markets Securities
 Fund                                           462,842       419,669         43,173
Templeton Growth Securities Fund                781,192       674,660        106,532
Hartford Advisers HLS Fund                   15,540,430     2,349,574     13,190,856
Hartford Total Return Bond HLS Fund         136,523,360     3,360,874    133,162,486
Hartford Dividend and Growth HLS Fund       113,477,119     3,058,614    110,418,505
Hartford Focus HLS Fund                       1,189,627       340,415        849,212
Hartford Global Advisers HLS Fund             3,019,968       538,597      2,481,371
Hartford Global Leaders HLS Fund              5,287,113       971,542      4,315,571
Hartford Disciplined Equity HLS Fund        198,815,008     2,261,396    196,553,612
Hartford Growth HLS Fund                     13,434,580     3,030,893     10,403,687
Hartford Growth Opportunities HLS Fund       35,806,629     4,924,581     30,882,048
Hartford High Yield HLS Fund                 15,075,597     1,616,425     13,459,172
Hartford Index HLS Fund                      10,561,623     2,301,190      8,260,433
Hartford International Capital
 Appreciation HLS Fund                       24,196,809     2,912,450     21,284,359
Hartford International Small Company HLS
 Fund                                        13,553,780     1,605,924     11,947,856
Hartford International Opportunities HLS
 Fund                                        44,935,361     1,935,300     43,000,061
Hartford Money Market HLS Fund               98,572,679    57,496,559     41,076,120
Hartford Mortgage Securities HLS Fund         5,005,096     1,142,682      3,862,414
Hartford Small Company HLS Fund               4,162,345       360,253      3,802,092
Hartford SmallCap Growth HLS Fund            20,066,323    10,084,869      9,981,454
Hartford Stock HLS Fund                      18,198,958     2,977,519     15,221,439
Hartford U.S. Government Securities HLS
 Fund                                       105,045,843     2,990,474    102,055,369
Hartford Value HLS Fund                      12,892,585     2,039,297     10,853,288
Hartford Value Opportunities HLS Fund        26,588,503     2,574,507     24,013,996
Hartford Equity Income HLS Fund              13,328,142     2,097,165     11,230,977
Lord Abbett All Value Portfolio               2,193,763     1,076,689      1,117,074
Lord Abbett America's Value Portfolio         1,013,835       125,260        888,575

-------------------------------------------------------------------------------

                                              UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED     (DECREASE)
-----------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio          2,869,351       230,515      2,638,836
Lord Abbett Growth and Income Portfolio      11,102,541       239,360     10,863,181
Lord Abbett Large-Cap Core Portfolio            616,556        59,737        556,819
MFS Capital Opportunities Series                 68,097       208,610       (140,513)
MFS Emerging Growth Series                      223,614       275,534        (51,920)
MFS Investors Growth Stock Series               145,674       225,667        (79,993)
MFS Investors Trust Series                      544,208       788,745       (244,537)
MFS Total Return Series                       1,741,156     2,506,668       (765,512)
Equity and Income                               212,367       309,682        (97,315)
Core Plus Fixed Income                        1,345,743     2,047,756       (702,013)
Emerging Markets Debt                           145,587       167,502        (21,915)
Emerging Markets Equity                       2,464,823       925,654      1,539,169
High Yield                                      235,866       627,378       (391,512)
Mid Cap Growth                                1,043,585       296,980        746,605
U.S. Mid Cap Value                            1,282,786     1,137,256        145,530
Focus Growth                                    387,623     2,976,971     (2,589,348)
Balanced Growth                                 455,737     1,373,230       (917,493)
Capital Opportunities                           613,119     1,488,289       (875,170)
Developing Growth                               320,695       800,639       (479,944)
Flexible Income                                 369,028       977,786       (608,758)
Dividend Growth                                 452,059     3,640,386     (3,188,327)
Global Equity                                   273,366     1,149,202       (875,836)
Growth                                        1,160,880       853,188        307,692
Money Market                                 10,274,158     6,938,662      3,335,496
Utilities                                       291,843       961,502       (669,659)
Equally Weighted S&P 500                      1,448,506     2,488,118     (1,039,612)
Small Company Growth                            569,890       149,684        420,206
Global Franchise                                644,584       406,515        238,069
Oppenheimer Midcap Fund/VA                      250,667        41,503        209,164
Oppenheimer Capital Appreciation Fund         3,586,694       139,075      3,447,619
Oppenheimer Global Securities Fund           11,980,909       216,314     11,764,595
Oppenheimer Main Street Fund                    743,344       102,472        640,872
Oppenheimer Main Street Small Cap Fund        7,790,394       428,383      7,362,011
Putnam Diversified Income                     1,426,060       208,339      1,217,721
Putnam Global Asset Allocation                  409,596        37,575        372,021
Putnam Growth and Income                        211,476        25,353        186,123
Putnam International Equity                   4,533,109       252,740      4,280,369
Putnam Investors                                776,313       106,897        669,416
Putnam New Value                                552,511        83,793        468,718
Putnam Small Cap Value                        3,003,329       220,854      2,782,475
Putnam The George Putnam Fund of Boston       1,634,823       638,134        996,689
Putnam Vista                                    201,805        77,087        124,718
Putnam Voyager                                  147,097        30,020        117,077
Enterprise                                      213,278       666,313       (453,035)
Growth and Income                             3,671,675     1,845,480      1,826,195
Comstock                                      5,779,570       931,336      4,848,234
Strategic Growth                                 83,748       100,908        (17,160)
Aggressive Growth Portfolio                      81,250        56,846         24,404

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                              UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED     (DECREASE)
------------------------------------------------------------------------------------
Government Portfolio                          1,221,518       289,361        932,157
Wells Fargo Advantage VT Asset
 Allocation Fund                                187,933       105,511         82,422
Wells Fargo Advantage VT Total Return
 Bond Fund                                      648,272        97,227        551,045
Wells Fargo Advantage VT Equity Income
 Fund                                            54,126        14,185         39,941
Wells Fargo Advantage VT C&B Large Cap
 Value Fund                                     426,890        65,801        361,089
Wells Fargo Advantage VT International
 Core Fund                                       18,770        14,886          3,884
Wells Fargo Advantage VT Large Company
 Growth Fund                                  2,675,384       195,538      2,479,846
Wells Fargo Advantage VT Money Market
 Fund                                         1,964,921       151,604      1,813,317
Wells Fargo Advantage VT Small Cap
 Growth Fund                                  1,282,958       130,953      1,152,005
Wells Fargo Advantage VT Discovery Fund          12,684            55         12,629
Wells Fargo Advantage VT Small/Mid Cap
 Value Fund                                      10,823           367         10,456
Wells Fargo Advantage VT Opportunity
 Fund                                             7,390            66          7,324

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                              UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED     (DECREASE)
-----------------------------------------------------------------------------------------
AllianceBernstein VP Balanced Wealth
 Strategy Portfolio                           1,395,011        70,568      1,324,443
AllianceBernstein VP Global Research
 Growth Portfolio                                73,401         1,457         71,944
AllianceBernstein VP International Value
 Portfolio                                    6,496,815       104,797      6,392,018
AllianceBernstein VP Small/Mid Cap Value
 Portfolio                                      713,813        22,317        691,496
AllianceBernstein VP Value Portfolio          3,409,364        33,505      3,375,859
American Funds Global Growth Fund             1,059,010       478,053        580,957
American Funds Growth Fund                    8,399,551     3,436,376      4,963,175
American Funds Growth-Income Fund             5,307,563     2,967,112      2,340,451
American Funds International Fund             5,133,186       972,831      4,160,355
American Funds Global Small
 Capitalization Fund                          1,064,892       420,286        644,606
Fidelity VIP Equity-Income                    3,525,508        28,590      3,496,918
Fidelity VIP Growth                             711,713         8,617        703,096
Fidelity VIP Contrafund                       7,742,570        54,039      7,688,531
Fidelity VIP Mid Cap                          2,846,840        76,600      2,770,240
Fidelity VIP Value Strategies                   278,370        15,093        263,277
Franklin Small-Mid Cap Growth Securities
 Fund                                         1,296,308       654,380        641,928
Franklin Strategic Income Securities
 Fund                                         1,929,620       646,147      1,283,473
Franklin Mutual Shares Securities Fund        2,033,901     1,046,221        987,680
Templeton Developing Markets Securities
 Fund                                           646,764       222,763        424,001
Templeton Growth Securities Fund              1,340,018       390,345        949,673
Hartford Advisers HLS Fund                   12,505,547       484,865     12,020,682
Hartford Total Return Bond HLS Fund          86,068,226       415,073     85,653,153
Hartford Dividend and Growth HLS Fund        49,019,177       647,658     48,371,519
Hartford Focus HLS Fund                         757,092        76,356        680,736
Hartford Global Advisers HLS Fund             2,129,023       203,903      1,925,120
Hartford Global Leaders HLS Fund              2,803,315       477,668      2,325,647
Hartford Disciplined Equity HLS Fund        117,717,797       918,954    116,798,843
Hartford Growth HLS Fund                     10,977,130     1,728,441      9,248,689
Hartford Growth Opportunities HLS Fund       13,301,776       460,183     12,841,593
Hartford High Yield HLS Fund                  6,958,208       243,526      6,714,682
Hartford Index HLS Fund                       6,237,279       325,618      5,911,661
Hartford International Capital
 Appreciation HLS Fund                       14,506,079     2,229,181     12,276,898

-------------------------------------------------------------------------------

                                              UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED     (DECREASE)
-----------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                         4,772,194       276,889      4,495,305
Hartford International Opportunities HLS
 Fund                                        27,155,218       522,651     26,632,567
Hartford Money Market HLS Fund               30,621,935    13,733,912     16,888,023
Hartford Mortgage Securities HLS Fund         3,356,575       259,283      3,097,292
Hartford SmallCap Growth HLS Fund            22,054,922       642,442     21,412,480
Hartford Stock HLS Fund                      30,534,495     7,615,691     22,918,804
Hartford U.S. Government Securities HLS
 Fund                                        50,484,008       642,688     49,841,320
Hartford Value HLS Fund                       3,291,118       253,922      3,037,196
Hartford Value Opportunities HLS Fund        10,546,254     1,635,560      8,910,694
Hartford Equity Income HLS Fund               8,012,294     1,671,107      6,341,187
Lord Abbett All Value Portfolio               1,295,148        33,971      1,261,177
Lord Abbett America's Value Portfolio           874,433        23,409        851,024
Lord Abbett Bond-Debenture Portfolio          1,213,108        53,945      1,159,163
Lord Abbett Growth and Income Portfolio       2,888,773        43,446      2,845,327
Lord Abbett Large-Cap Core Portfolio            397,428        15,350        382,078
MFS Capital Opportunities Series                104,949       176,621        (71,672)
MFS Emerging Growth Series                      170,643       315,438       (144,795)
MFS Investors Growth Stock Series               147,590       187,947        (40,357)
MFS Investors Trust Series                      738,623       656,543         82,080
MFS Total Return Series                       3,349,695     1,708,273      1,641,422
Core Plus Fixed Income                        1,627,319     1,439,021        188,298
Emerging Markets Debt                           153,530       144,868          8,662
Emerging Markets Equity                         979,623       186,405        793,218
Technology                                      198,065       905,379       (707,314)
High Yield                                      414,089       980,910       (566,821)
Mid Cap Growth                                  451,774         6,538        445,236
U.S. Mid Cap Value                            1,311,843       769,198        542,645
American Opportunities                          884,325     3,580,937     (2,696,612)
Balanced Growth                                 747,608       971,853       (224,245)
Capital Opportunities                           529,844     1,162,470       (632,626)
Developing Growth                               386,142       779,715       (393,573)
Flexible Income                                 654,387     1,120,467       (466,080)
Dividend Growth                               1,107,297     4,189,972     (3,082,675)
Global Equity                                   459,260     1,270,473       (811,213)
Growth                                        2,014,580       836,083      1,178,497
Money Market                                  3,976,841     4,789,130       (812,289)
Utilities                                       463,795       996,270       (532,475)
Equally Weighted S&P 500                      2,130,590     1,594,622        535,968
Small Company Growth                            734,649        72,870        661,779
Global Franchise                              1,120,806       155,782        965,024
Equity and Income                               455,345       168,527        286,818
Oppenheimer Aggressive Growth Fund              116,593        10,692        105,901
Oppenheimer Capital Appreciation Fund         2,168,252        26,082      2,142,170
Oppenheimer Global Securities Fund            2,971,811        35,438      2,936,373
Oppenheimer Main Street Fund                    441,428        41,740        399,688
Oppenheimer Main Street Small Cap Fund        2,816,181        20,868      2,795,313
Putnam Diversified Income                       612,458        24,054        588,404
Putnam Global Asset Allocation                  146,391         5,891        140,500

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                              UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED     (DECREASE)
-----------------------------------------------------------------------------------------
Putnam Growth and Income                        105,000        13,608         91,392
Putnam International Equity                   3,034,091        53,676      2,980,415
Putnam Investors                                136,738         4,073        132,665
Putnam New Value                                375,126        13,501        361,625
Putnam Small Cap Value                        1,459,122        15,165      1,443,957
Putnam The George Putnam Fund of Boston         364,287        15,082        349,205
Putnam Vista                                     84,022         1,780         82,242
Putnam Voyager                                   88,074        13,305         74,769
Enterprise                                      260,247       505,981       (245,734)
Growth and Income                             3,704,625     1,074,215      2,630,410
Comstock                                      5,842,216       441,273      5,400,943
Emerging Growth                                  42,793        43,897         (1,104)
Aggressive Growth Portfolio                      47,832         5,996         41,836
Government Portfolio                          1,441,379       103,382      1,337,997
Wells Fargo Advantage Asset Allocation
 Fund                                           388,007           289        387,718
Wells Fargo Advantage Total Return Bond
 Fund                                           260,927        23,696        237,231
Wells Fargo Advantage Equity Income Fund        266,795         1,694        265,101
Wells Fargo Advantage C&B Large Cap
 Value Fund                                     374,043         1,392        372,651
Wells Fargo Advantage Large Company Core
 Fund                                             5,244            --          5,244
Wells Fargo Advantage International Core
 Fund                                           125,060            --        125,060
Wells Fargo Advantage Large Company
 Growth Fund                                  1,293,623         8,731      1,284,892
Wells Fargo Advantage Money Market Fund          19,573            --         19,573
Wells Fargo Advantage Small Cap Growth
 Fund                                           593,265         7,734        585,531
Wells Fargo Advantage Discovery Fund                150            --            150
Wells Fargo Advantage Multi Cap Value
 Fund                                             4,440            --          4,440
Wells Fargo Advantage Opportunity Fund            2,207            --          2,207

6.     FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP BALANCED
 WEALTH STRATEGY PORTFOLIO
 2006  Lowest contract charges        183,981    $12.097214      $2,225,681
    Highest contract charges            8,787     11.725104         103,034
    Remaining contract charges      4,267,911            --      50,738,028
 2005  Lowest contract charges         16,112     10.714409         172,629
    Highest contract charges           10,304     10.562816         108,842
    Remaining contract charges      1,298,027            --      13,792,468

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
ALLIANCEBERNSTEIN VP BALANCED
 WEALTH STRATEGY PORTFOLIO
 2006  Lowest contract charges        0.75%             0.42%             12.91%
    Highest contract charges          2.45%             0.77%             11.00%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             0.02%              9.88%
    Highest contract charges          2.39%               --               8.64%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP GLOBAL
 RESEARCH GROWTH PORTFOLIO
 2006  Lowest contract charges          4,331    $13.699024         $59,326
    Highest contract charges            2,039     13.327881          27,176
    Remaining contract charges        294,244            --       3,970,894
 2005  Lowest contract charges            612     12.029861           7,365
    Highest contract charges            1,096     11.898589          13,036
    Remaining contract charges         70,236            --         839,634
ALLIANCEBERNSTEIN VP
 INTERNATIONAL VALUE PORTFOLIO
 2006  Lowest contract charges        230,910     14.909092       3,442,674
    Highest contract charges          539,371     14.464028       7,801,471
    Remaining contract charges     16,058,565            --     235,479,967
 2005  Lowest contract charges         41,025     11.117122         456,085
    Highest contract charges          219,921     10.964475       2,411,322
    Remaining contract charges      6,131,072            --      67,611,164
ALLIANCEBERNSTEIN VP SMALL/MID
 CAP VALUE PORTFOLIO
 2006  Lowest contract charges         65,776     12.039175         791,919
    Highest contract charges            4,909     11.668764          57,286
    Remaining contract charges      1,765,422            --      20,895,950
 2005  Lowest contract charges         21,935     10.621426         232,986
    Highest contract charges           33,785     10.475556         353,920
    Remaining contract charges        635,776            --       6,700,087
ALLIANCEBERNSTEIN VP VALUE
 PORTFOLIO
 2006  Lowest contract charges         73,507     12.452476         915,343
    Highest contract charges              569     12.069459           6,867
    Remaining contract charges      8,350,571            --     102,254,285
 2005  Lowest contract charges         31,649     10.366270         328,087
    Highest contract charges          118,588     10.223888       1,212,432
    Remaining contract charges      3,225,622            --      33,174,021
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2006  Lowest contract charges        188,640      1.666306         314,329
    Highest contract charges          144,231     10.658295       1,537,253
    Remaining contract charges      6,578,198            --      79,941,816
 2005  Lowest contract charges        199,235      1.401769         279,282
    Highest contract charges          129,547      9.083466       1,176,735
    Remaining contract charges      6,170,967            --      63,187,013
 2004  Lowest contract charges        168,147      1.244884         209,323
    Highest contract charges           82,862      8.172367         677,180
    Remaining contract charges      5,667,783            --      51,924,244
 2003  Lowest contract charges         18,849      1.111293          20,947
    Highest contract charges           25,084      7.390785         185,390
    Remaining contract charges      4,411,315            --      34,917,811
 2002  Lowest contract charges         18,849      0.832247          15,687
    Highest contract charges           85,435      5.594295         477,950
    Remaining contract charges      2,698,346            --      15,672,452

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
ALLIANCEBERNSTEIN VP GLOBAL
 RESEARCH GROWTH PORTFOLIO
 2006  Lowest contract charges        0.75%               --              13.88%
    Highest contract charges          2.40%               --              12.01%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%               --              20.30%
    Highest contract charges          2.37%               --              18.99%
    Remaining contract charges          --                --                 --
ALLIANCEBERNSTEIN VP
 INTERNATIONAL VALUE PORTFOLIO
 2006  Lowest contract charges        0.75%             0.78%             34.11%
    Highest contract charges          2.40%             1.23%             31.92%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             0.03%             19.17%
    Highest contract charges          2.34%             0.10%             17.87%
    Remaining contract charges          --                --                 --
ALLIANCEBERNSTEIN VP SMALL/MID
 CAP VALUE PORTFOLIO
 2006  Lowest contract charges        0.75%             0.20%             13.35%
    Highest contract charges          2.43%               --              11.44%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             0.20%             12.68%
    Highest contract charges          2.31%               --              11.45%
    Remaining contract charges          --                --                 --
ALLIANCEBERNSTEIN VP VALUE
 PORTFOLIO
 2006  Lowest contract charges        0.75%             0.75%             20.13%
    Highest contract charges          2.44%             1.15%             18.10%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             0.51%              7.53%
    Highest contract charges          2.34%             0.19%              6.35%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2006  Lowest contract charges        1.30%             0.94%             18.87%
    Highest contract charges          2.60%             0.88%             17.34%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             0.68%             12.60%
    Highest contract charges          2.58%             0.63%             11.15%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.29%             0.47%             12.02%
    Highest contract charges          2.58%             0.48%             10.58%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.30%             0.41%             33.53%
    Highest contract charges          1.62%             0.09%             29.08%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.93%               --             (16.78)%
    Highest contract charges          0.90%               --               1.05%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2006  Lowest contract charges      1,219,565     $1.394084      $1,700,177
    Highest contract charges        1,527,069      9.506472      14,517,041
    Remaining contract charges     45,253,766            --     492,301,362
 2005  Lowest contract charges      1,745,083      1.281399       2,236,147
    Highest contract charges        1,369,233      8.852411      12,121,011
    Remaining contract charges     45,824,909            --     461,536,271
 2004  Lowest contract charges      1,184,708      1.117260       1,323,627
    Highest contract charges          961,708      7.819403       7,519,980
    Remaining contract charges     41,829,634            --     372,627,630
 2003  Lowest contract charges        426,080      1.006145         428,698
    Highest contract charges          446,466      7.133854       3,185,023
    Remaining contract charges     31,199,420            --     244,162,432
 2002  Lowest contract charges        137,970      0.745063         102,796
    Highest contract charges          317,376      5.339327       1,694,573
    Remaining contract charges     16,487,696            --      92,121,776
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2006  Lowest contract charges      1,326,224      1.335895       1,771,694
    Highest contract charges          713,707     13.540353       9,663,838
    Remaining contract charges     35,192,896            --     486,525,678
 2005  Lowest contract charges      1,737,353      1.174773       2,040,996
    Highest contract charges          679,018     12.063035       8,191,019
    Remaining contract charges     35,939,297            --     439,631,660
 2004  Lowest contract charges      1,227,457      1.124557       1,380,346
    Highest contract charges          427,197     11.698456       4,997,550
    Remaining contract charges     34,360,563            --     405,160,831
 2003  Lowest contract charges        477,485      1.032179         492,850
    Highest contract charges          315,316     10.878053       3,430,020
    Remaining contract charges     26,135,600            --     285,774,226
 2002  Lowest contract charges        148,384      0.789623         117,167
    Highest contract charges          298,403      8.411031       2,509,879
    Remaining contract charges     14,351,246            --     121,056,489
AMERICAN FUNDS INTERNATIONAL
 FUND
 2006  Lowest contract charges        634,879      1.786074       1,133,944
    Highest contract charges          632,674     10.801046       6,833,536
    Remaining contract charges     14,398,265            --     180,574,538
 2005  Lowest contract charges        799,484      1.520816       1,215,868
    Highest contract charges          576,023      9.317239       5,366,943
    Remaining contract charges     12,207,078            --     132,004,461
 2004  Lowest contract charges        355,702      1.268031         451,041
    Highest contract charges          354,898      7.870167       2,793,105
    Remaining contract charges      8,711,630            --      79,739,908
 2003  Lowest contract charges        208,459      1.076631         224,434
    Highest contract charges           53,994      6.769614         365,518
    Remaining contract charges      5,321,839            --      39,658,250
 2002  Lowest contract charges        263,374      7.475572       1,968,869
    Highest contract charges           53,685      5.140169         275,950
    Remaining contract charges      2,641,271            --      13,696,250

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2006  Lowest contract charges        1.30%             0.70%              8.79%
    Highest contract charges          2.60%             0.84%              7.39%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             0.76%             14.69%
    Highest contract charges          2.59%             0.76%             13.21%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.29%             0.24%             11.04%
    Highest contract charges          2.57%             0.32%              9.61%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             0.16%             35.04%
    Highest contract charges          1.62%             0.24%             24.34%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.95%             0.09%            (25.49)%
    Highest contract charges          0.90%             0.08%             (0.02)%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2006  Lowest contract charges        1.30%             1.46%             13.72%
    Highest contract charges          2.60%             1.61%             12.25%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             1.44%              4.47%
    Highest contract charges          2.59%             1.53%              3.12%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.29%             1.12%              8.95%
    Highest contract charges          2.57%             1.66%              7.54%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             1.38%             30.72%
    Highest contract charges          1.63%             1.89%             24.33%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.95%             2.84%            (21.04)%
    Highest contract charges          0.90%             2.54%             (3.48)%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS INTERNATIONAL
 FUND
 2006  Lowest contract charges        1.30%             1.52%             17.44%
    Highest contract charges          2.60%             1.71%             15.93%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             1.73%             19.94%
    Highest contract charges          2.58%             1.74%             18.39%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             1.66%             17.78%
    Highest contract charges          2.57%             2.60%             16.26%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.28%             3.10%             33.11%
    Highest contract charges          1.62%             3.47%             33.99%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        1.40%             1.70%            (16.03)%
    Highest contract charges          0.90%             2.26%             (2.92)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2006  Lowest contract charges         85,253     $2.063188        $175,894
    Highest contract charges          121,995     14.590139       1,779,918
    Remaining contract charges      3,547,749            --      59,739,545
 2005  Lowest contract charges         38,207      1.684898          64,375
    Highest contract charges          111,899     12.070920       1,350,729
    Remaining contract charges      3,322,590            --      45,855,243
 2004  Lowest contract charges         44,145      1.361722          60,113
    Highest contract charges           57,840      9.883142         571,644
    Remaining contract charges      2,726,105            --      30,763,149
 2003  Lowest contract charges        136,573     11.782892       1,609,229
    Highest contract charges           14,240      8.391207         119,492
    Remaining contract charges      1,649,749            --      14,927,804
 2002  Lowest contract charges         68,860      7.782819         535,926
    Highest contract charges           12,731      5.596339          71,246
    Remaining contract charges        729,301            --       4,110,294
FIDELITY VIP EQUITY-INCOME
 2006  Lowest contract charges        170,391     12.441638       2,119,955
    Highest contract charges            3,438     12.058974          41,455
    Remaining contract charges      8,407,780            --     102,855,063
 2005  Lowest contract charges         30,866     10.452282         322,621
    Highest contract charges            2,965     10.304441          30,550
    Remaining contract charges      3,463,087            --      35,903,843
FIDELITY VIP GROWTH
 2006  Lowest contract charges         19,775     11.320706         223,863
    Highest contract charges            1,936     10.972432          21,247
    Remaining contract charges      2,779,291            --      30,949,360
 2005  Lowest contract charges          4,441     10.702519          47,533
    Highest contract charges            1,936     10.551172          20,432
    Remaining contract charges        696,719            --       7,397,708
FIDELITY VIP CONTRAFUND
 2006  Lowest contract charges      1,308,022     12.609462      16,493,423
    Highest contract charges           33,893     12.221659         414,227
    Remaining contract charges     27,071,710            --     335,752,306
 2005  Lowest contract charges        285,180     11.401061       3,251,358
    Highest contract charges           18,679     11.239872         209,950
    Remaining contract charges      7,384,672            --      83,495,754
FIDELITY VIP MID CAP
 2006  Lowest contract charges        281,385     12.556903       3,533,324
    Highest contract charges            5,705     12.170682          69,429
    Remaining contract charges      8,539,750            --     105,394,208
 2005  Lowest contract charges         90,564     11.255439       1,019,337
    Highest contract charges            4,189     11.096304          46,478
    Remaining contract charges      2,675,487            --      29,850,520

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2006  Lowest contract charges        1.30%             0.51%             22.45%
    Highest contract charges          2.60%             0.44%             20.87%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             1.17%             23.73%
    Highest contract charges          2.58%             0.94%             22.14%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.28%               --              19.32%
    Highest contract charges          2.58%               --              17.78%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.39%             0.44%             51.40%
    Highest contract charges          1.64%             0.08%             46.12%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        1.40%             0.70%            (20.18)%
    Highest contract charges          0.91%               --              (5.33)%
    Remaining contract charges          --                --                 --
FIDELITY VIP EQUITY-INCOME
 2006  Lowest contract charges        0.75%             3.08%             19.03%
    Highest contract charges          2.45%             2.84%             17.03%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               9.37%
    Highest contract charges          2.42%               --               8.14%
    Remaining contract charges          --                --                 --
FIDELITY VIP GROWTH
 2006  Lowest contract charges        0.75%             0.08%              5.78%
    Highest contract charges          2.45%             0.16%              3.99%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              11.87%
    Highest contract charges          2.42%               --              10.61%
    Remaining contract charges          --                --                 --
FIDELITY VIP CONTRAFUND
 2006  Lowest contract charges        0.75%             1.28%             10.60%
    Highest contract charges          2.45%             1.04%              8.74%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              19.05%
    Highest contract charges          2.40%               --              17.72%
    Remaining contract charges          --                --                 --
FIDELITY VIP MID CAP
 2006  Lowest contract charges        0.75%             0.11%             11.56%
    Highest contract charges          2.47%             0.12%              9.68%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              20.62%
    Highest contract charges          2.41%               --              19.27%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
FIDELITY VIP VALUE STRATEGIES
 2006  Lowest contract charges         10,196    $12.061412        $122,970
    Highest contract charges            2,374     11.690429          27,751
    Remaining contract charges        595,213            --       7,042,267
 2005  Lowest contract charges          3,237     10.475321          33,906
    Highest contract charges            1,979     10.327175          20,439
    Remaining contract charges        258,061            --       2,677,441
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2006  Lowest contract charges        407,531      1.186237         483,431
    Highest contract charges          151,000      7.362563       1,111,743
    Remaining contract charges      6,623,194            --      58,489,051
 2005  Lowest contract charges        600,907      1.105640         664,387
    Highest contract charges          129,054      6.952213         897,212
    Remaining contract charges      6,554,748            --      54,287,277
 2004  Lowest contract charges        314,240      1.068933         335,901
    Highest contract charges           85,472      6.809347         582,006
    Remaining contract charges      6,243,069            --      50,917,790
 2003  Lowest contract charges         95,725      0.971452          92,992
    Highest contract charges           68,641      6.269322         430,335
    Remaining contract charges      4,930,443            --      35,544,806
 2002  Lowest contract charges         13,217      0.717070           9,478
    Highest contract charges           61,901      4.677277         289,529
    Remaining contract charges      2,878,461            --      14,793,421
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2006  Lowest contract charges        141,715      1.425577         202,028
    Highest contract charges          192,953     14.155259       2,731,305
    Remaining contract charges      6,901,486            --     101,835,675
 2005  Lowest contract charges        160,836      1.331024         214,077
    Highest contract charges          156,212     13.389254       2,091,564
    Remaining contract charges      6,689,982            --      92,779,178
 2004  Lowest contract charges         97,713      1.325500         129,518
    Highest contract charges           87,320     13.508186       1,179,531
    Remaining contract charges      5,538,524            --      77,172,647
 2003  Lowest contract charges        326,464     13.368091       4,364,199
    Highest contract charges           40,472     12.601986         510,028
    Remaining contract charges      3,063,647            --      39,282,747
 2002  Lowest contract charges        180,195     11.263607       2,029,641
    Highest contract charges           46,024     10.721323         493,437
    Remaining contract charges      1,289,738            --      13,918,721

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FIDELITY VIP VALUE STRATEGIES
 2006  Lowest contract charges        0.75%             0.13%             15.14%
    Highest contract charges          2.45%             0.31%             13.20%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%               --              16.84%
    Highest contract charges          2.42%               --              15.52%
    Remaining contract charges          --                --                 --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2006  Lowest contract charges        1.30%               --               7.29%
    Highest contract charges          2.60%               --               5.90%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%               --               3.43%
    Highest contract charges          2.59%               --               2.10%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.29%               --              10.04%
    Highest contract charges          2.57%               --               8.61%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.28%               --              35.48%
    Highest contract charges          1.62%               --              30.99%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.96%             0.35%            (28.29)%
    Highest contract charges          0.90%               --              (1.39)%
    Remaining contract charges          --                --                 --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2006  Lowest contract charges        1.30%             5.81%              7.10%
    Highest contract charges          2.60%             4.96%              5.72%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             4.57%              0.42%
    Highest contract charges          2.59%             4.53%             (0.88)%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.29%             4.17%              8.59%
    Highest contract charges          2.56%             2.29%              7.19%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.40%             2.63%             18.68%
    Highest contract charges          1.60%             0.13%              8.65%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        1.39%             0.05%              3.66%
    Highest contract charges          0.90%               --               7.93%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES
 SECURITIES FUND
 2006  Lowest contract charges        300,430     $1.496340        $449,545
    Highest contract charges          286,357     16.428819       4,704,505
    Remaining contract charges     11,345,238            --     191,475,872
 2005  Lowest contract charges        317,568      1.280557         406,664
    Highest contract charges          261,129     14.243479       3,719,389
    Remaining contract charges     11,681,772            --     169,827,469
 2004  Lowest contract charges        238,827      1.173480         280,259
    Highest contract charges          174,975     13.223137       2,313,716
    Remaining contract charges     10,858,987            --     145,834,221
 2003  Lowest contract charges        107,854      1.055500         113,840
    Highest contract charges          158,853     12.049362       1,914,073
    Remaining contract charges      7,976,625            --      97,317,549
 2002  Lowest contract charges         57,085      0.854437          48,775
    Highest contract charges           85,643      9.858614         844,317
    Remaining contract charges      4,456,427            --      44,275,902
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2006  Lowest contract charges         47,574      2.681166         127,563
    Highest contract charges           54,027     20.664228       1,116,428
    Remaining contract charges      1,689,525            --      35,891,095
 2005  Lowest contract charges         47,487      2.114912         100,431
    Highest contract charges           45,705     16.513159         754,739
    Remaining contract charges      1,654,761            --      27,784,093
 2004  Lowest contract charges         27,359      1.677055          45,882
    Highest contract charges           22,441     13.265566         297,695
    Remaining contract charges      1,274,152            --      17,017,223
 2003  Lowest contract charges        150,240     10.480643       1,574,610
    Highest contract charges            5,191     10.906370          56,613
    Remaining contract charges        608,747            --       6,597,380
 2002  Lowest contract charges         65,290      6.913177         451,363
    Highest contract charges            1,403      7.263821          10,189
    Remaining contract charges        290,384            --       2,112,215
TEMPLETON GROWTH SECURITIES
 FUND
 2006  Lowest contract charges         75,250      1.507218         113,413
    Highest contract charges          152,503     14.507161       2,212,392
    Remaining contract charges      4,549,684            --      69,066,710
 2005  Lowest contract charges         49,436      1.253557          61,970
    Highest contract charges          142,256     12.223467       1,738,859
    Remaining contract charges      4,479,213            --      56,914,462
 2004  Lowest contract charges         20,693      1.166563          24,140
    Highest contract charges           71,355     11.523966         822,290
    Remaining contract charges      3,629,184            --      43,226,341
 2003  Lowest contract charges         20,232      1.018575          20,607
    Highest contract charges           44,570     10.193782         454,340
    Remaining contract charges      2,383,449            --      24,825,655
 2002  Lowest contract charges        163,728      8.311222       1,360,778
    Highest contract charges           39,522      7.899306         312,195
    Remaining contract charges        902,661            --       7,173,601

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FRANKLIN MUTUAL SHARES
 SECURITIES FUND
 2006  Lowest contract charges        1.30%             1.54%             16.85%
    Highest contract charges          2.60%             1.32%             15.34%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             0.87%              9.13%
    Highest contract charges          2.59%             0.87%              7.72%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.78%             11.18%
    Highest contract charges          2.57%             0.57%              9.74%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.30%             1.01%             23.53%
    Highest contract charges          1.63%             0.16%             19.24%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.94%               --             (14.56)%
    Highest contract charges          0.90%               --              (2.86)%
    Remaining contract charges          --                --                 --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2006  Lowest contract charges        1.30%             1.24%             26.77%
    Highest contract charges          2.60%             1.28%             25.14%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             1.38%             26.11%
    Highest contract charges          2.58%             1.31%             24.48%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.29%             3.17%             23.22%
    Highest contract charges          2.57%             0.78%             21.63%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.39%             0.79%             51.60%
    Highest contract charges          1.60%               --              44.19%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        1.39%             2.32%             (1.35)%
    Highest contract charges          0.86%               --              (0.71)%
    Remaining contract charges          --                --                 --
TEMPLETON GROWTH SECURITIES
 FUND
 2006  Lowest contract charges        1.30%             1.23%             20.24%
    Highest contract charges          2.60%             1.37%             18.68%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             1.24%              7.46%
    Highest contract charges          2.58%             1.05%              6.07%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             1.17%             14.53%
    Highest contract charges          2.57%             1.07%             13.05%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.26%               --              30.43%
    Highest contract charges          1.63%             0.02%             30.14%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        1.40%             2.36%            (19.62)%
    Highest contract charges          0.91%               --              (8.87)%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges        467,737     $1.211634        $566,725
    Highest contract charges           48,030      1.168295          56,114
    Remaining contract charges     24,695,771            --      37,025,204
 2005  Lowest contract charges        273,427      1.102727         301,515
    Highest contract charges          124,508      1.081514         134,657
    Remaining contract charges     11,622,747            --      15,285,454
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2006  Lowest contract charges      7,356,213      1.535168      11,293,022
    Highest contract charges          156,245      1.487922         232,480
    Remaining contract charges    211,303,181            --     372,767,533
 2005  Lowest contract charges      2,516,563      1.475829       3,714,017
    Highest contract charges           65,510      1.454940          95,313
    Remaining contract charges     83,071,080            --     134,902,882
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2006  Lowest contract charges      9,400,152      1.658967      15,594,542
    Highest contract charges           28,548      1.510859          43,131
    Remaining contract charges    149,361,324            --     279,571,458
 2005  Lowest contract charges      2,445,544      1.388704       3,396,137
    Highest contract charges           11,814      1.286401          15,197
    Remaining contract charges     45,914,161            --      68,572,282
HARTFORD FOCUS HLS FUND
 2006  Lowest contract charges         11,544      1.189811          13,736
    Highest contract charges           99,152      1.114489         110,504
    Remaining contract charges      1,419,252            --       1,630,050
 2005  Lowest contract charges          2,751      1.092528           3,005
    Highest contract charges           95,134      1.040393          98,977
    Remaining contract charges        582,851            --         619,206
HARTFORD GLOBAL ADVISERS HLS                        &nb sp;
 FUND
 2006  Lowest contract charges        548,603      1.302216         714,399
    Highest contract charges           78,063      1.268352          99,011
    Remaining contract charges      3,779,825            --       5,469,099
 2005  Lowest contract charges        314,518      1.205504         379,152
    Highest contract charges           18,988      1.193690          22,666
    Remaining contract charges      1,591,614            --       2,085,375
HARTFORD GLOBAL LEADERS HLS
 FUND
 2006  Lowest contract charges        391,521      1.434316         561,564
    Highest contract charges          378,871      1.391475         527,189
    Remaining contract charges      5,870,826            --      11,208,635
 2005  Lowest contract charges        177,361      1.266039         224,545
    Highest contract charges           84,055      1.248662         104,956
    Remaining contract charges      2,064,231            --       3,383,571

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges        0.75%             2.89%              9.88%
    Highest contract charges          2.45%             1.57%              8.02%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             5.92%              8.52%
    Highest contract charges          2.38%             5.14%              7.29%
    Remaining contract charges          --                --                 --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2006  Lowest contract charges        0.75%             7.01%              4.02%
    Highest contract charges          2.45%             6.30%              2.27%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%            15.72%              0.94%
    Highest contract charges          2.37%            15.26%             (0.20)%
    Remaining contract charges          --        --                --
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2006  Lowest contract charges        0.75%             2.89%             19.46%
    Highest contract charges          2.45%             2.78%             17.45%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             5.36%              8.05%
    Highest contract charges          2.40%             4.07%              6.84%
    Remaining contract charges          --                --                 --
HARTFORD FOCUS HLS FUND
 2006  Lowest contract charges        0.75%             0.95%              8.90%
    Highest contract charges          2.40%             0.87%              7.12%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             5.76%             13.56%
    Highest contract charges          2.34%             2.90%             12.32%
    Remaining contract charges          --                --                 --
HARTFORD GLOBAL ADVISERS HLS
 FUND
 2006  Lowest contract charges        0.75%             3.38%              8.02%
    Highest contract charges          2.40%             3.74%              6.26%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             6.86%              8.24%
    Highest contract charges          2.36%             5.77%              7.05%
    Remaining contract charges          --                --                 --
HARTFORD GLOBAL LEADERS HLS
 FUND
 2006  Lowest contract charges        0.75%             1.00%             13.29%
    Highest contract charges          2.39%             1.01%             11.44%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             1.78%             13.45%
    Highest contract charges          2.35%             2.47%             12.21%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2006  Lowest contract charges        481,740     $1.190599        $573,559
    Highest contract charges           19,067      1.359078          25,914
    Remaining contract charges    312,851,648            --     405,542,040
 2005  Lowest contract charges        265,850      1.066732         283,590
    Highest contract charges        4,391,111      1.052077       4,619,787
    Remaining contract charges    112,141,882            --     130,024,207
HARTFORD GROWTH HLS FUND
 2006  Lowest contract charges      2,079,466      1.359730       2,827,513
    Highest contract charges          191,195      1.285135         245,711
    Remaining contract charges     17,381,715            --      22,854,310
 2005  Lowest contract charges        930,365      1.309557       1,218,366
    Highest contract charges              836      1.256062           1,050
    Remaining contract charges      8,317,488            --      10,610,627
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges      1,039,509      1.633478       1,698,014
    Highest contract charges           41,823      1.540415          64,424
    Remaining contract charges     42,642,309            --      68,368,946
 2005  Lowest contract charges        105,838      1.468754         155,451
    Highest contract charges           30,703      1.408825          43,255
    Remaining contract charges     12,705,052            --      18,343,223
HARTFORD HIGH YIELD HLS FUND
 2006  Lowest contract charges        501,317      1.389570         696,614
    Highest contract charges           31,418      1.356048          42,604
    Remaining contract charges     19,641,119            --      27,445,620
 2005  Lowest contract charges        124,508      1.259370         156,802
    Highest contract charges           28,409      1.250060          35,513
    Remaining contract charges      6,561,765            --       8,325,071
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges        275,035      1.128688         310,429
    Highest contract charges           19,091      1.133323          21,636
    Remaining contract charges     13,877,968            --      20,250,064
 2005  Lowest contract charges        140,097      0.984953         137,989
    Highest contract charges          589,608      1.006357         593,356
    Remaining contract charges      5,181,956            --       5,993,290
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 2006  Lowest contract charges      3,607,301      1.683127       6,071,548
    Highest contract charges          980,555      1.576637       1,545,979
    Remaining contract charges     28,973,401            --      46,858,606
 2005  Lowest contract charges        995,789      1.366664       1,360,909
    Highest contract charges          420,501      1.301496         547,280
    Remaining contract charges     10,860,608            --      14,357,510

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2006  Lowest contract charges        0.75%             1.45%             11.61%
    Highest contract charges          2.45%             1.38%              9.73%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             3.31%              9.40%
    Highest contract charges          2.35%             2.70%              8.20%
    Remaining contract charges          --                --                 --
HARTFORD GROWTH HLS FUND
 2006  Lowest contract charges        0.75%             0.06%              3.83%
    Highest contract charges          2.40%             0.07%              2.13%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              13.12%
    Highest contract charges          2.51%               --              11.84%
    Remaining contract charges          --                --                 --
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges        0.75%             1.44%             11.22%
    Highest contract charges          2.48%             0.70%              9.34%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             0.54%             25.39%
    Highest contract charges          2.41%             0.53%             23.98%
    Remaining contract charges          --                --                 --
HARTFORD HIGH YIELD HLS FUND
 2006  Lowest contract charges        0.75%            18.00%             10.34%
    Highest contract charges          2.45%            15.94%              8.48%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             6.15%              4.70%
    Highest contract charges          2.39%               --               3.53%
    Remaining contract charges          --                --                 --
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges        0.75%             1.96%             14.59%
    Highest contract charges          2.44%             1.18%             12.66%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             4.40%              7.98%
    Highest contract charges          2.36%             7.02%              6.80%
    Remaining contract charges          --                --                 --
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 2006  Lowest contract charges        0.75%             1.23%             23.16%
    Highest contract charges          2.40%             1.16%             21.14%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             2.65%             15.40%
    Highest contract charges          2.34%             2.27%             14.14%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2006  Lowest contract charges        180,249     $2.340119        $421,801
    Highest contract charges          954,606      2.192075       2,092,567
    Remaining contract charges     15,308,306            --      34,196,393
 2005  Lowest contract charges         76,520      1.822914         139,489
    Highest contract charges          169,863      1.735984         294,880
    Remaining contract charges      4,248,922            --       7,443,343
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2006  Lowest contract charges        956,669      1.396856       1,336,328
    Highest contract charges        2,515,912      1.374614       3,458,408
    Remaining contract charges     66,160,047            --     105,249,980
 2005  Lowest contract charges        427,240      1.130783         483,116
    Highest contract charges        1,048,806      1.131293       1,186,507
    Remaining contract charges     25,156,521            --      31,777,640
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges      1,820,802      1.160839       2,113,655
    Highest contract charges           43,771      1.014418          44,402
    Remaining contract charges     56,099,570            --      70,981,637
 2005  Lowest contract charges        588,918      1.117034         657,842
    Highest contract charges           29,439      0.992855          29,228
    Remaining contract charges     16,269,666            --      20,343,274
HARTFORD MORTGAGE SECURITIES
 HLS FUND
 2006  Lowest contract charges        236,713      1.383332         327,451
    Highest contract charges           24,687      1.301426          32,128
    Remaining contract charges      6,698,306            --      10,505,941
 2005  Lowest contract charges         23,182      1.331509          30,867
    Highest contract charges           21,544      1.274155          27,451
    Remaining contract charges      3,052,566            --       4,403,065
HARTFORD SMALL COMPANY HLS
 FUND
 2006  Lowest contract charges        176,308      1.611899         284,190
    Highest contract charges          409,539      1.715602         702,606
    Remaining contract charges      3,216,245            --       5,793,529
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2006  Lowest contract charges        228,554      1.451976         331,859
    Highest contract charges           29,797      1.369188          40,797
    Remaining contract charges     31,135,583            --      44,326,740
 2005  Lowest contract charges        214,855      1.369036         294,144
    Highest contract charges           27,955      1.313122          36,709
    Remaining contract charges     21,169,670            --      28,289,687

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2006  Lowest contract charges        0.75%             2.40%             28.37%
    Highest contract charges          2.40%             2.82%             26.27%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             5.39%             18.53%
    Highest contract charges          2.30%            12.09%             17.24%
    Remaining contract charges          --                --                 --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2006  Lowest contract charges        0.75%             3.14%             23.53%
    Highest contract charges          2.40%             3.15%             21.51%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%               --              17.26%
    Highest contract charges          2.35%               --              15.98%
    Remaining contract charges          --                --                 --
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges        0.75%             4.72%              3.92%
    Highest contract charges          2.45%             4.66%              2.17%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.70%             3.52%              1.61%
    Highest contract charges          2.41%             2.92%              0.47%
    Remaining contract charges          --                --                 --
HARTFORD MORTGAGE SECURITIES
 HLS FUND
 2006  Lowest contract charges        0.75%            15.14%              3.89%
    Highest contract charges          2.45%            11.47%              2.14%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             2.74%              0.84%
    Highest contract charges          2.39%               --              (0.29)%
    Remaining contract charges          --                --                 --
HARTFORD SMALL COMPANY HLS
 FUND
 2006  Lowest contract charges        0.48%             0.43%              2.66%
    Highest contract charges          1.53%             0.30%              1.67%
    Remaining contract charges          --                --                 --
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2006  Lowest contract charges        0.75%             0.35%              6.06%
    Highest contract charges          2.49%             0.28%              4.27%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             1.13%             17.77%
    Highest contract charges          2.41%             0.96%             16.45%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges        529,042     $1.092190        $577,813
    Highest contract charges          170,662      1.089081         185,865
    Remaining contract charges     37,440,539            --      49,165,248
 2005  Lowest contract charges        271,087      0.959768         260,181
    Highest contract charges           39,096      0.973451          38,058
    Remaining contract charges     22,608,621            --      24,078,988
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2006  Lowest contract charges      1,105,315      1.143295       1,263,697
    Highest contract charges           96,276      1.078142         103,799
    Remaining contract charges    150,695,098            --     166,233,930
 2005  Lowest contract charges        355,989      1.107461         394,244
    Highest contract charges           86,891      1.062245          92,299
    Remaining contract charges     49,398,440            --      53,131,761
HARTFORD VALUE HLS FUND
 2006  Lowest contract charges        107,921      1.391771         150,200
    Highest contract charges            1,505      1.303971           1,962
    Remaining contract charges     13,781,058            --      18,353,162
 2005  Lowest contract charges         45,810      1.151031          52,729
    Highest contract charges            2,602      1.096902           2,854
    Remaining contract charges      2,988,784            --       3,325,403
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges        825,074      1.678386       1,384,795
    Highest contract charges           37,493      1.582768          59,343
    Remaining contract charges     32,062,123            --      53,406,042
 2005  Lowest contract charges        368,684      1.420752         523,809
    Highest contract charges           21,512      1.362775          29,316
    Remaining contract charges      8,520,498            --      11,861,959
HARTFORD EQUITY INCOME HLS
 FUND
 2006  Lowest contract charges      2,856,810      1.452696       4,150,076
    Highest contract charges           14,272      1.389511          19,832
    Remaining contract charges     14,701,082            --      20,883,395
 2005  Lowest contract charges      1,100,730      1.211673       1,333,725
    Highest contract charges           76,478      1.180208          90,259
    Remaining contract charges      5,163,979            --       6,170,867
LORD ABBETT ALL VALUE
 PORTFOLIO
 2006  Lowest contract charges        460,454     12.075767      5,56 0,321
    Highest contract charges            1,109     11.704297          12,976
    Remaining contract charges      1,916,688            --      22,816,633
 2005  Lowest contract charges        211,137     10.612875       2,240,775
    Highest contract charges              722     10.462724           7,557
    Remaining contract charges      1,049,318            --      11,045,528

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges        0.75%             1.77%             13.80%
    Highest contract charges          2.43%             2.36%             11.88%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             3.58%             12.41%
    Highest contract charges          2.40%             7.06%             11.15%
    Remaining contract charges          --                --                 --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2006  Lowest contract charges        0.75%             2.84%              3.24%
    Highest contract charges          2.45%             3.75%              1.50%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             0.17%              0.46%
    Highest contract charges          2.37%               --              (0.67)%
    Remaining contract charges          --                --                 --
HARTFORD VALUE HLS FUND
 2006  Lowest contract charges        0.75%             1.89%             20.92%
    Highest contract charges          2.43%             0.98%             18.88%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             9.09%              8.14%
    Highest contract charges          2.15%               --               6.93%
    Remaining contract charges          --                --                 --
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges        0.75%             1.82%             18.13%
    Highest contract charges          2.48%             1.48%             16.14%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             2.89%             12.64%
    Highest contract charges          2.41%             2.22%             11.37%
    Remaining contract charges          --                --                 --
HARTFORD EQUITY INCOME HLS
 FUND
 2006  Lowest contract charges        0.75%             2.79%             19.89%
    Highest contract charges          2.42%             4.90%             17.87%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             5.61%              4.59%
    Highest contract charges          2.35%             4.42%              3.45%
    Remaining contract charges          --                --                 --
LORD ABBETT ALL VALUE
 PORTFOLIO
 2006  Lowest contract charges        0.75%             0.78%             13.78%
    Highest contract charges          2.45%             0.70%             11.87%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             1.14%             11.45%
    Highest contract charges          2.38%             0.84%             10.20%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
LORD ABBETT AMERICA'S VALUE
 PORTFOLIO
 2006  Lowest contract charges        529,829    $11.692294      $6,194,912
    Highest contract charges           22,116     11.343054         250,868
    Remaining contract charges      1,187,654            --      13,716,964
 2005  Lowest contract charges        219,943     10.283680       2,261,825
    Highest contract charges            8,907     10.142435          90,343
    Remaining contract charges        622,174            --       6,359,570
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 2006  Lowest contract charges        523,359     10.870047       5,688,948
    Highest contract charges            8,353     10.535676          88,000
    Remaining contract charges      3,266,287            --      34,985,269
 2005  Lowest contract charges        192,617     10.017399       1,929,524
    Highest contract charges            1,148      9.875645          11,339
    Remaining contract charges        965,398            --       9,603,601
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2006  Lowest contract charges      1,154,086     11.955476      13,797,643
    Highest contract charges            3,691     11.587688          42,773
    Remaining contract charges     12,550,731            --     147,760,310
 2005  Lowest contract charges        218,817     10.271292       2,247,530
    Highest contract charges              366     10.125948           3,704
    Remaining contract charges      2,626,144            --      26,771,660
LORD ABBETT LARGE-CAP CORE
 PORTFOLIO
 2006  Lowest contract charges        196,797     11.925730       2,346,959
    Highest contract charges           16,504     11.602501         191,485
    Remaining contract charges        725,596            --       8,532,161
 2005  Lowest contract charges         98,962     10.641404       1,053,094
    Highest contract charges               87     10.521696             917
    Remaining contract charges        283,029            --       2,993,465
MFS CAPITAL OPPORTUNITIES
 SERIES
 2006  Lowest contract charges         38,966      1.108918          43,209
    Highest contract charges           11,003      6.748313          74,249
    Remaining contract charges      1,250,462            --       9,266,228
 2005  Lowest contract charges         54,465      0.987187          53,767
    Highest contract charges           11,180      6.086183          68,042
    Remaining contract charges      1,375,299            --       9,098,326
 2004  Lowest contract charges         41,892      0.983525          41,202
    Highest contract charges           10,498      6.142949          64,490
    Remaining contract charges      1,460,226            --       9,725,673
 2003  Lowest contract charges         24,224      0.885965          21,461
    Highest contract charges            4,483      5.606041          25,133
    Remaining contract charges      1,409,118            --       8,394,396
 2002  Lowest contract charges         11,669      0.704576           8,222
    Highest contract charges           13,993      4.506101          63,056
    Remaining contract charges      1,224,035            --       5,672,612

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
LORD ABBETT AMERICA'S VALUE
 PORTFOLIO
 2006  Lowest contract charges        0.75%             3.38%             13.70%
    Highest contract charges          2.39%             3.53%             11.84%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             7.33%              6.50%
    Highest contract charges          2.33%             6.81%              5.34%
    Remaining contract charges          --                --                 --
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 2006  Lowest contract charges        0.75%             8.82%              8.51%
    Highest contract charges          2.44%            10.04%              6.68%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%            16.70%              4.62%
    Highest contract charges          2.37%            28.38%              3.45%
    Remaining contract charges          --                --                 --
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2006  Lowest contract charges        0.75%             2.38%             16.40%
    Highest contract charges          2.44%             2.50%             14.44%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             3.16%              7.03%
    Highest contract charges          1.36%               --               5.82%
    Remaining contract charges          --                --                 --
LORD ABBETT LARGE-CAP CORE
 PORTFOLIO
 2006  Lowest contract charges        0.75%             0.80%             12.07%
    Highest contract charges          2.39%             0.97%             10.24%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             0.75%              6.41%
    Highest contract charges          2.46%             0.37%              5.22%
    Remaining contract charges          --                --                 --
MFS CAPITAL OPPORTUNITIES
 SERIES
 2006  Lowest contract charges        1.30%             0.46%             12.33%
    Highest contract charges          2.60%             0.44%             10.88%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             0.75%              0.37%
    Highest contract charges          2.59%             0.75%             (0.92)%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.30%             11.01%
    Highest contract charges          2.59%             0.43%              9.58%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             0.19%             25.74%
    Highest contract charges          1.63%               --              19.37%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.96%               --             (29.54)%
    Highest contract charges          0.91%               --              (4.04)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
MFS EMERGING GROWTH SERIES
 2006  Lowest contract charges         28,800     $1.140051         $32,834
    Highest contract charges           62,045      5.425208         336,609
    Remaining contract charges      1,796,275            --      10,744,058
 2005  Lowest contract charges         28,806      1.070477          30,836
    Highest contract charges           61,057      5.160816         315,106
    Remaining contract charges      1,849,177            --      10,463,520
 2004  Lowest contract charges         13,538      0.993214          13,446
    Highest contract charges           53,385      4.850916         258,968
    Remaining contract charges      2,016,912            --      10,589,885
 2003  Lowest contract charges         11,368      0.890764          10,126
    Highest contract charges            5,293      4.407523          23,327
    Remaining contract charges      1,970,921            --       9,219,570
 2002  Lowest contract charges         11,368      0.692952           7,878
    Highest contract charges           16,281      3.465490          56,421
    Remaining contract charges      1,519,444            --       5,416,506
MFS INVESTORS GROWTH STOCK
 SERIES
 2006  Lowest contract charges          5,430      1.054520           5,726
    Highest contract charges           12,945      6.440092          83,365
    Remaining contract charges      1,244,343            --       8,688,201
 2005  Lowest contract charges          5,430      0.993086           5,392
    Highest contract charges           12,841      6.144286          78,898
    Remaining contract charges      1,324,440            --       8,713,830
 2004  Lowest contract charges          6,406      0.962851           6,168
    Highest contract charges           11,018      6.035213          66,497
    Remaining contract charges      1,365,644            --       8,825,246
 2003  Lowest contract charges         18,452      0.893385          16,484
    Highest contract charges           15,728      5.673119          89,227
    Remaining contract charges      1,218,367            --       7,391,624
 2002  Lowest contract charges         73,111      5.943046         434,503
    Highest contract charges           12,484      4.721818          58,946
    Remaining contract charges        682,697            --       3,255,502
MFS INVESTORS TRUST SERIES
 2006  Lowest contract charges          6,525      1.222627           7,978
    Highest contract charges           59,456      9.389215         558,248
    Remaining contract charges      2,434,128            --      23,393,700
 2005  Lowest contract charges         32,008      1.096187          35,087
    Highest contract charges           57,289      8.528364         488,583
    Remaining contract charges      2,655,349            --      23,081,261
 2004  Lowest contract charges         34,461      1.034845          35,661
    Highest contract charges           28,540      8.156435         232,783
    Remaining contract charges      2,599,565            --      21,515,221
 2003  Lowest contract charges         23,640      0.941477          22,257
    Highest contract charges            4,385      7.517602          32,966
    Remaining contract charges      2,028,576            --      15,413,211
 2002  Lowest contract charges         85,908      6.336303         544,340
    Highest contract charges            8,913      6.301877          56,172
    Remaining contract charges      1,090,524            --       6,914,722

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MFS EMERGING GROWTH SERIES
 2006  Lowest contract charges        1.30%               --               6.50%
    Highest contract charges          2.60%               --               5.12%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%         -                      7.78%
    Highest contract charges          2.59%               --               6.39%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%               --              11.50%
    Highest contract charges          2.57%               --              10.06%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.30%               --              28.55%
    Highest contract charges          1.63%               --              19.01%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.96%               --             (30.71)%
    Highest contract charges          0.90%               --              (5.14)%
    Remaining contract charges          --                --                 --
MFS INVESTORS GROWTH STOCK
 SERIES
 2006  Lowest contract charges        1.29%               --               6.19%
    Highest contract charges          2.60%               --               4.81%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             0.39%              3.14%
    Highest contract charges          2.58%             0.32%              1.81%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%               --               7.78%
    Highest contract charges          2.59%               --               6.38%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.28%               --              21.44%
    Highest contract charges          1.62%               --              14.24%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        1.40%               --             (28.54)%
    Highest contract charges          0.91%               --              (5.97)%
    Remaining contract charges          --                --                 --
MFS INVESTORS TRUST SERIES
 2006  Lowest contract charges        1.30%             0.53%             11.54%
    Highest contract charges          2.60%             0.52%             10.09%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             0.56%              5.93%
    Highest contract charges          2.58%             0.48%              4.56%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.61%              9.92%
    Highest contract charges          2.53%             0.14%              8.50%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%               --              20.57%
    Highest contract charges          1.60%               --              16.14%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        1.40%             0.62%            (22.06)%
    Highest contract charges          0.92%               --              (3.92)%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 2006  Lowest contract charges        259,198     $1.292758        $335,079
    Highest contract charges          324,746     13.715825       4,454,155
    Remaining contract charges     16,872,811            --     236,283,998
 2005  Lowest contract charges        332,578      1.170452         389,266
    Highest contract charges          331,524     12.580684       4,170,798
    Remaining contract charges     17,558,165            --     224,123,127
 2004  Lowest contract charges        275,820      1.153245         318,088
    Highest contract charges          217,516     12.557976       2,731,557
    Remaining contract charges     16,087,509            --     204,273,585
 2003  Lowest contract charges        229,110      1.049521         240,456
    Highest contract charges          149,925     11.577974       1,735,832
    Remaining contract charges     12,478,962            --     145,922,447
 2002  Lowest contract charges         53,636      0.914052          49,026
    Highest contract charges          111,922     10.191712       1,140,679
    Remaining contract charges      7,267,367            --      74,490,608
EQUITY AND INCOME
 2006  Lowest contract charges        278,722     14.957667       4,168,996
    Highest contract charges           23,276     14.380670         334,726
    Remaining contract charges      1,669,102            --      24,466,318
 2005  Lowest contract charges        274,202     13.487418       3,698,280
    Highest contract charges           25,650     13.110525         336,279
    Remaining contract charges      1,768,563            --      23,517,328
 2004  Lowest contract charges        243,954     12.750251       3,110,468
    Highest contract charges           23,098     12.531003         289,444
    Remaining contract charges      1,514,545            --      19,145,651
 2003  Lowest contract charges        115,900     11.606186       1,345,159
    Highest contract charges            3,846     11.532775          44,358
    Remaining contract charges        587,167            --       6,794,459
CORE PLUS FIXED INCOME
 2006  Lowest contract charges        891,362      1.191205       1,061,797
    Highest contract charges          118,644     13.165406       1,561,995
    Remaining contract charges     10,214,345            --     138,844,077
 2005  Lowest contract charges      1,129,598      1.163384       1,314,156
    Highest contract charges          110,382     13.026094       1,437,853
    Remaining contract charges     10,686,384            --     142,781,370
 2004  Lowest contract charges        983,600      1.130940       1,112,392
    Highest contract charges           65,379     12.828577         838,716
    Remaining contract charges     10,689,087            --     139,686,101
 2003  Lowest contract charges        616,339      1.097784         676,607
    Highest contract charges           35,596     12.615510         449,061
    Remaining contract charges     10,283,696            --     131,172,611
 2002  Lowest contract charges        678,621      1.062849         721,272
    Highest contract charges           82,483     12.409220       1,023,545
    Remaining contract charges      8,483,980            --     105,237,542

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MFS TOTAL RETURN SERIES
 2006  Lowest contract charges        1.30%             2.59%             10.45%
    Highest contract charges          2.60%             2.31%              9.02%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             2.06%              1.49%
    Highest contract charges          2.59%             1.91%              0.18%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             1.64%              9.88%
    Highest contract charges          2.57%             0.55%              8.47%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             1.66%             14.82%
    Highest contract charges          1.63%               --              11.85%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.94%               --              (8.60)%
    Highest contract charges          0.90%               --               0.13%
    Remaining contract charges          --                --                 --
EQUITY AND INCOME
 2006  Lowest contract charges        1.50%             1.16%             10.90%
    Highest contract charges          2.60%             1.15%              9.69%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.49%             0.66%              5.78%
    Highest contract charges          2.59%             0.68%              4.63%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.49%               --               9.86%
    Highest contract charges          2.57%               --               8.66%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.99%             0.89%             16.06%
    Highest contract charges          1.61%             1.01%             15.33%
    Remaining contract charges          --                --                 --
CORE PLUS FIXED INCOME
 2006  Lowest contract charges        1.30%             4.72%              2.39%
    Highest contract charges          2.60%             3.99%              1.07%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             3.55%              2.87%
    Highest contract charges          2.59%             3.55%              1.54%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             4.53%              3.02%
    Highest contract charges          2.57%             3.27%              1.69%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.30%             0.08%              3.29%
    Highest contract charges          1.62%             0.03%              0.76%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.95%            11.51%              6.29%
    Highest contract charges          0.89%            10.04%              2.60%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
EMERGING MARKETS DEBT
 2006  Lowest contract charges         53,395     $1.697139         $90,623
    Highest contract charges            9,285     21.298708         197,757
    Remaining contract charges        620,021            --      12,411,423
 2005  Lowest contract charges         21,642      1.551646          33,580
    Highest contract charges            9,482     19.727481         187,062
    Remaining contract charges        673,492            --      12,239,295
 2004  Lowest contract charges         21,502      1.400388          30,111
    Highest contract charges            7,468     18.037236         134,699
    Remaining contract charges        666,984            --      10,893,914
 2003  Lowest contract charges         18,776      1.289007          24,203
    Highest contract charges            1,567     16.819741          26,353
    Remaining contract charges        626,810            --       9,410,696
 2002  Lowest contract charges          2,144      1.021279           2,190
    Highest contract charges            2,284     13.541581          30,929
    Remaining contract charges        423,432            --       4,890,797
EMERGING MARKETS EQUITY
 2006  Lowest contract charges         43,349     16.525505         716,343
    Highest contract charges           12,579     21.482782         270,229
    Remaining contract charges      3,352,293            --      59,869,961
 2005  Lowest contract charges         17,733     12.138274         215,245
    Highest contract charges           10,882     16.076611         174,947
    Remaining contract charges      1,840,437            --      26,058,806
 2004  Lowest contract charges         65,220      1.443391          94,138
    Highest contract charges            4,107     12.326618          50,623
    Remaining contract charges      1,006,507            --      12,426,261
 2003  Lowest contract charges         60,294      1.187725          71,613
    Highest contract charges            2,982     10.275795          30,647
    Remaining contract charges        944,839            --       9,675,499
 2002  Lowest contract charges          2,030      0.803939           1,632
    Highest contract charges              285      7.066470           2,012
    Remaining contract charges        842,555            --       5,875,155
HIGH YIELD
 2006  Lowest contract charges         77,194      1.355279         104,619
    Highest contract charges           58,825     10.719109         630,546
    Remaining contract charges      2,393,088            --      26,643,846
 2005  Lowest contract charges         69,187      1.264029          87,455
    Highest contract charges           50,821     10.128146         514,725
    Remaining contract charges      2,800,611            --      29,281,502
 2004  Lowest contract charges        140,656      1.267156         178,234
    Highest contract charges           26,767     10.286162         275,333
    Remaining contract charges      3,320,017            --      34,977,936
 2003  Lowest contract charges        302,834      1.172526         355,081
    Highest contract charges           11,011      9.642448         106,175
    Remaining contract charges      3,427,784            --      33,604,831
 2002  Lowest contract charges      1,291,815      8.015207      10,354,168
    Highest contract charges            8,747      7.896291          69,067
    Remaining contract charges      1,005,513            --       7,883,968

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
EMERGING MARKETS DEBT
 2006  Lowest contract charges        1.30%            10.04%              9.38%
    Highest contract charges          2.60%             8.89%              7.97%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             5.64%             10.80%
    Highest contract charges          2.59%             7.56%              9.37%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             6.93%              8.64%
    Highest contract charges          2.58%             9.11%              7.24%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%               --              26.22%
    Highest contract charges          1.58%               --              12.57%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.97%            28.37%              2.13%
    Highest contract charges          0.88%            23.48%             13.28%
    Remaining contract charges          --                --                 --
EMERGING MARKETS EQUITY
 2006  Lowest contract charges        0.75%             0.76%             36.14%
    Highest contract charges          2.60%             0.79%             33.63%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             0.11%             34.19%
    Highest contract charges          2.57%             0.34%             30.42%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.66%             21.53%
    Highest contract charges          2.58%             0.92%             19.96%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%               --              47.74%
    Highest contract charges          1.58%               --              47.97%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.94%               --             (19.61)%
    Highest contract charges          0.89%               --              (5.16)%
    Remaining contract charges          --                --                 --
HIGH YIELD
 2006  Lowest contract charges        1.30%             8.29%              7.22%
    Highest contract charges          2.60%             8.09%              5.84%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             8.68%             (0.25)%
    Highest contract charges          2.58%             6.72%             (1.54)%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.31%             4.67%              8.07%
    Highest contract charges          2.58%             6.26%              6.68%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%               --              24.09%
    Highest contract charges          1.62%               --              10.53%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        1.40%             8.83%             (8.56)%
    Highest contract charges          0.91%            23.66%              4.61%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
MID CAP GROWTH
 2006  Lowest contract charges        184,498    $12.799102      $2,361,411
    Highest contract charges              711     12.405408           8,823
    Remaining contract charges      1,006,632            --      12,676,944
 2005  Lowest contract charges         75,698     11.815831         894,440
    Highest contract charges              127     11.648761           1,478
    Remaining contract charges        369,411            --       4,333,983
U.S. MID CAP VALUE
 2006  Lowest contract charges         98,892     13.156067       1,301,016
    Highest contract charges           87,700     19.105897       1,675,578
    Remaining contract charges      6,088,556            --      94,783,859
 2005  Lowest contract charges         26,978     10.988986         296,462
    Highest contract charges           79,878     16.246380       1,297,736
    Remaining contract charges      6,022,762            --      78,887,992
 2004  Lowest contract charges        606,173      1.115456         676,159
    Highest contract charges           63,047     14.846750         936,040
    Remaining contract charges      4,917,753            --      68,259,547
 2003  Lowest contract charges        263,114      0.986142         259,467
    Highest contract charges           19,813     13.297342         263,456
    Remaining contract charges      4,347,956            --      52,932,846
 2002  Lowest contract charges        143,550      0.705987         101,345
    Highest contract charges           45,716      9.673440         442,235
    Remaining contract charges      3,809,819            --      32,797,555
FOCUS GROWTH
 2006  Lowest contract charges      5,235,780      1.100382       5,761,358
    Highest contract charges            8,112      6.733865          54,623
    Remaining contract charges      9,217,191            --     151,778,398
 2005  Lowest contract charges      5,526,725      1.110661       6,138,318
    Highest contract charges            8,086      6.903285          55,822
    Remaining contract charges     11,515,620            --     202,389,241
 2004  Lowest contract charges      5,742,549      0.983629       5,648,538
    Highest contract charges            8,090      6.206381          50,212
    Remaining contract charges     13,996,404            --     227,371,668
 2003  Lowest contract charges      4,472,818      0.920177       4,115,785
    Highest contract charges           27,890      5.900077         164,552
    Remaining contract charges     17,194,853            --     273,164,339
 2002  Lowest contract charges      1,533,557      0.773166       1,185,694
    Highest contract charges          133,222      5.023876         669,289
    Remaining contract charges     18,076,856            --     273,628,994

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MID CAP GROWTH
 2006  Lowest contract charges        0.75%               --               8.32%
    Highest contract charges          2.43%               --               6.50%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              24.28%
    Highest contract charges          1.37%               --              22.88%
    Remaining contract charges          --                --                 --
U.S. MID CAP VALUE
 2006  Lowest contract charges        0.75%             0.19%             19.72%
    Highest contract charges          2.60%             0.28%             17.60%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.72%             0.04%             13.94%
    Highest contract charges          2.59%             0.32%              9.43%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.29%             0.02%             13.11%
    Highest contract charges          2.57%             0.02%             11.65%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%               --              39.68%
    Highest contract charges          1.60%               --              33.23%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.93%               --             (29.40)%
    Highest contract charges          0.88%               --              (4.12)%
    Remaining contract charges          --                --                 --
FOCUS GROWTH
 2006  Lowest contract charges        1.30%             0.02%             (0.93)%
    Highest contract charges          2.60%               --              (2.45)%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             0.71%             12.92%
    Highest contract charges          2.59%             0.45%             11.23%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.38%              6.90%
    Highest contract charges          2.59%             0.18%              5.19%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             0.39%             19.01%
    Highest contract charges          1.63%             0.02%             16.79%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.96%             0.35%            (22.68)%
    Highest contract charges          0.90%               --              (6.39)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
BALANCED GROWTH
 2006  Lowest contract charges      2,171,547     $1.322920      $2,872,785
    Highest contract charges           49,004     13.634590         668,155
    Remaining contract charges      3,704,180            --      70,645,313
 2005  Lowest contract charges      2,451,168      1.189469       2,915,588
    Highest contract charges           53,683     12.453701         668,552
    Remaining contract charges      4,337,373            --      77,937,820
 2004  Lowest contract charges      2,034,268      1.113625       2,265,411
    Highest contract charges           43,393     11.846797         514,066
    Remaining contract charges      4,988,808            --      86,398,590
 2003  Lowest contract charges      1,265,740      1.017026       1,287,290
    Highest contract charges            2,734     10.985273          30,029
    Remaining contract charges      5,559,743            --      91,762,173
 2002  Lowest contract charges        525,300      0.859773         451,639
    Highest contract charges           21,239      9.411947         199,897
    Remaining contract charges      5,489,272            --      82,236,119
CAPITAL OPPORTUNITIES
 2006  Lowest contract charges        461,734      1.280881         591,423
    Highest contract charges           30,718      4.405475         135,328
    Remaining contract charges      4,067,193            --      28,291,147
 2005  Lowest contract charges        512,110      1.203121         616,130
    Highest contract charges           24,926      4.204831         104,812
    Remaining contract charges      4,897,779            --      33,672,969
 2004  Lowest contract charges        508,885      0.994021         505,842
    Highest contract charges           26,501      3.530842          93,573
    Remaining contract charges      5,532,055            --      33,188,412
 2003  Lowest contract charges        319,731      0.821432         262,637
    Highest contract charges            8,877      2.960393          26,280
    Remaining contract charges      6,094,246            --      31,770,930
 2002  Lowest contract charges         99,128      0.587529          58,241
    Highest contract charges           16,742      2.143832          35,891
    Remaining contract charges      6,080,646            --      24,991,592
DEVELOPING GROWTH
 2006  Lowest contract charges      1,207,626      1.600730       1,933,080
    Highest contract charges            9,825      9.042643          88,843
    Remaining contract charges      2,093,762            --      44,333,527
 2005  Lowest contract charges      1,218,274      1.465011       1,784,786
    Highest contract charges           10,389      8.405217          87,323
    Remaining contract charges      2,562,494            --      52,072,482
 2004  Lowest contract charges      1,329,229      1.250444       1,662,127
    Highest contract charges            2,901      7.285686          21,134
    Remaining contract charges      2,852,600            --      53,468,881
 2003  Lowest contract charges      1,031,037      1.035726       1,067,872
    Highest contract charges            5,023      6.131732          30,800
    Remaining contract charges      3,221,371            --      53,712,707
 2002  Lowest contract charges        420,551      0.742048         312,069
    Highest contract charges            4,803      4.447520          21,361
    Remaining contract charges      3,205,803            --      43,529,224

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
BALANCED GROWTH
 2006  Lowest contract charges        1.30%             2.60%             11.22%
    Highest contract charges          2.60%             2.34%              9.48%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             2.25%              6.81%
    Highest contract charges          2.59%             2.05%              5.12%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             2.41%              9.50%
    Highest contract charges          2.58%             2.51%              7.84%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             2.78%             18.29%
    Highest contract charges          1.63%             1.91%             15.55%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.96%             2.98%            (14.02)%
    Highest contract charges          0.90%             1.51%             (5.07)%
    Remaining contract charges          --                --                 --
CAPITAL OPPORTUNITIES
 2006  Lowest contract charges        1.30%               --               6.46%
    Highest contract charges          2.60%               --               4.77%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%               --              21.04%
    Highest contract charges          2.59%               --              19.09%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%               --              21.01%
    Highest contract charges          2.58%               --              19.27%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%               --              39.81%
    Highest contract charges          1.70%               --              28.07%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.95%               --             (41.25)%
    Highest contract charges          0.91%               --              (7.84)%
    Remaining contract charges          --                --                 --
DEVELOPING GROWTH
 2006  Lowest contract charges        1.30%               --               9.26%
    Highest contract charges          2.60%               --               7.58%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%               --              17.16%
    Highest contract charges          2.58%               --              15.37%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%               --              20.73%
    Highest contract charges          2.56%               --              18.82%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%               --              39.58%
    Highest contract charges          1.63%               --              28.47%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.95%               --             (25.80)%
    Highest contract charges          0.90%               --              (4.41)%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
FLEXIBLE INCOME
 2006  Lowest contract charges        913,616     $1.363163      $1,245,403
    Highest contract charges           24,019     11.173114         268,368
    Remaining contract charges      3,708,222            --      47,365,201
 2005  Lowest contract charges        898,042      1.305789       1,172,653
    Highest contract charges           22,011     10.851070         238,842
    Remaining contract charges      4,334,562            --      53,822,165
 2004  Lowest contract charges        771,563      1.285868         992,128
    Highest contract charges           15,675     10.852128         170,103
    Remaining contract charges      4,933,457            --      61,312,429
 2003  Lowest contract charges        356,373      1.217480         433,877
    Highest contract charges            6,569     10.446908          68,631
    Remaining contract charges      5,602,889            --      67,481,098
 2002  Lowest contract charges        185,498      1.086268         201,501
    Highest contract charges           39,711      9.454279         375,436
    Remaining contract charges      5,752,962            --      63,028,853
DIVIDEND GROWTH
 2006  Lowest contract charges      6,191,248      1.191924       7,379,498
    Highest contract charges           62,104     12.119250         752,655
    Remaining contract charges      9,930,693            --     219,462,327
 2005  Lowest contract charges      6,575,504      1.085444       7,137,341
    Highest contract charges           62,934     11.207657         705,339
    Remaining contract charges     12,733,934            --     265,894,212
 2004  Lowest contract charges      6,945,112      1.041591       7,233,966
    Highest contract charges           43,862     10.922263         479,068
    Remaining contract charges     15,466,073            --     319,436,384
 2003  Lowest contract charges      5,455,551      0.974474       5,316,292
    Highest contract charges           33,293     10.376439         345,465
    Remaining contract charges     17,611,528            --     356,595,193
 2002  Lowest contract charges      1,948,304      0.772873       1,505,792
    Highest contract charges           70,501      8.334566         587,597
    Remaining contract charges     19,205,064            --     328,317,572
GLOBAL EQUITY
 2006  Lowest contract charges      2,046,311      1.475550       3,019,433
    Highest contract charges           21,647     10.431601         225,817
    Remaining contract charges      3,115,055            --      58,932,820
 2005  Lowest contract charges      2,264,200      1.229415       2,783,641
    Highest contract charges           21,263      8.822506         187,590
    Remaining contract charges      3,773,386            --      61,355,797
 2004  Lowest contract charges      2,323,692      1.125673       2,615,718
    Highest contract charges           20,750      8.207970         170,319
    Remaining contract charges      4,525,620            --      69,088,206
 2003  Lowest contract charges      1,432,825      1.054284       1,510,605
    Highest contract charges            1,796      7.807799          14,025
    Remaining contract charges      5,395,570            --      78,880,046
 2002  Lowest contract charges        682,734      0.792836         541,296
    Highest contract charges            8,377      5.951340          49,855
    Remaining contract charges      6,110,552            --      69,709,610

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FLEXIBLE INCOME
 2006  Lowest contract charges        1.30%             6.44%              4.39%
    Highest contract charges          2.60%             6.17%              2.97%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             6.94%              1.55%
    Highest contract charges          2.59%             6.76%             (0.01)%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.29%             7.63%              5.62%
    Highest contract charges          2.57%             6.31%              3.88%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             5.22%             12.08%
    Highest contract charges          1.62%             3.55%              6.24%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.94%             4.57%              8.63%
    Highest contract charges          0.90%             2.57%              4.86%
    Remaining contract charges          --                --                 --
DIVIDEND GROWTH
 2006  Lowest contract charges        1.30%             1.33%              9.81%
    Highest contract charges          2.60%             1.09%              8.13%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             1.27%              4.21%
    Highest contract charges          2.59%             1.06%              2.61%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             1.62%              6.89%
    Highest contract charges          2.58%             1.88%              5.26%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             2.04%             26.09%
    Highest contract charges          1.62%             1.36%             21.20%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.97%             2.29%            (22.71)%
    Highest contract charges          0.90%             1.33%             (8.29)%
    Remaining contract charges          --                --                 --
GLOBAL EQUITY
 2006  Lowest contract charges        1.30%             0.74%             20.02%
    Highest contract charges          2.60%             0.55%             18.24%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             0.65%              9.22%
    Highest contract charges          2.59%             0.46%              7.49%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.25%              6.77%
    Highest contract charges          2.58%             0.11%              5.13%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             0.42%             32.98%
    Highest contract charges          1.63%             0.13%             26.95%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.96%             0.03%            (20.72)%
    Highest contract charges          0.90%               --              (5.08)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
GROWTH
 2006  Lowest contract charges        871,625     $1.143977        $997,120
    Highest contract charges          124,530      6.926968         862,617
    Remaining contract charges      4,573,711            --      45,388,744
 2005  Lowest contract charges        891,071      1.115013         993,556
    Highest contract charges          108,792      6.852504         745,499
    Remaining contract charges      4,262,311            --      46,830,657
 2004  Lowest contract charges        704,230      0.977539         688,413
    Highest contract charges           39,724      6.104294         242,487
    Remaining contract charges      3,339,723            --      39,697,986
 2003  Lowest contract charges        419,112      0.920058         385,607
    Highest contract charges           11,935      5.834486          69,637
    Remaining contract charges      3,234,039            --      41,795,947
 2002  Lowest contract charges        137,741      0.734475         101,167
    Highest contract charges           10,803      4.719743          50,988
    Remaining contract charges      3,437,089            --      38,914,596
MONEY MARKET
 2006  Lowest contract charges        891,930      1.035260         923,394
    Highest contract charges           46,293     10.017061         463,720
    Remaining contract charges      9,998,240            --     111,913,167
 2005  Lowest contract charges        621,325      1.002738         623,026
    Highest contract charges           33,656      9.853007         331,613
    Remaining contract charges      6,945,986            --      80,170,557
 2004  Lowest contract charges        633,558      0.988854         626,496
    Highest contract charges           15,700      9.867901         154,929
    Remaining contract charges      7,763,998            --      90,791,693
 2003  Lowest contract charges        480,685      0.993199         477,416
    Highest contract charges           74,541     10.066503         750,367
    Remaining contract charges      9,751,999            --     115,905,950
 2002  Lowest contract charges        144,622      0.999777         144,589
    Highest contract charges           75,284     10.266963         772,934
    Remaining contract charges     14,734,598            --     176,223,152
UTILITIES
 2006  Lowest contract charges      1,216,657      1.602471       1,949,656
    Highest contract charges           14,837      9.826005         145,786
    Remaining contract charges      3,095,541            --      61,810,435
 2005  Lowest contract charges      1,235,797      1.347218       1,664,888
    Highest contract charges           15,604      8.392261         130,955
    Remaining contract charges      3,745,293            --      67,538,315
 2004  Lowest contract charges      1,160,935      1.173772       1,362,673
    Highest contract charges           16,771      7.424930         124,523
    Remaining contract charges      4,351,463            --      70,258,536
 2003  Lowest contract charges        752,912      0.955583         719,470
    Highest contract charges            8,195      6.138064          50,301
    Remaining contract charges      5,067,721            --      69,671,835
 2002  Lowest contract charges        354,156      0.803557         284,584
    Highest contract charges           12,295      5.228893          64,287
    Remaining contract charges      5,731,538            --      70,520,066

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
GROWTH
 2006  Lowest contract charges        1.30%               --               2.60%
    Highest contract charges          2.60%               --               1.09%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             0.35%             14.06%
    Highest contract charges          2.59%             0.27%             12.26%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.22%              6.25%
    Highest contract charges          2.54%             0.02%              4.63%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             0.09%             25.27%
    Highest contract charges          1.62%               --              16.44%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.96%               --             (26.55)%
    Highest contract charges          0.91%               --              (5.52)%
    Remaining contract charges          --                --                 --
MONEY MARKET
 2006  Lowest contract charges        1.30%             4.44%              3.24%
    Highest contract charges          2.59%             4.42%              1.67%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             2.72%              1.40%
    Highest contract charges          2.59%             2.54%             (0.15)%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.91%             (0.44)%
    Highest contract charges          2.59%             0.94%             (1.97)%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             0.61%             (0.66)%
    Highest contract charges          1.36%             0.15%             (1.42)%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.97%             0.89%             (0.02)%
    Highest contract charges          0.89%             0.33%             (0.53)%
    Remaining contract charges          --                --                 --
UTILITIES
 2006  Lowest contract charges        1.30%             2.11%             18.95%
    Highest contract charges          2.60%             1.84%             17.08%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             2.15%             14.78%
    Highest contract charges          2.59%             1.87%             13.03%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             2.34%             22.83%
    Highest contract charges          2.58%             2.31%             20.97%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             2.75%             18.92%
    Highest contract charges          1.63%             2.12%             14.23%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.96%             4.20%            (19.64)%
    Highest contract charges          0.90%             2.28%             (0.12)%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
EQUALLY WEIGHTED S&P 500
 2006  Lowest contract charges      2,757,833     $1.501713      $4,141,475
    Highest contract charges          132,180     15.474905       2,045,475
    Remaining contract charges      8,679,884            --     184,885,143
 2005  Lowest contract charges      3,013,813      1.315013       3,963,204
    Highest contract charges          156,214     13.770088       2,151,077
    Remaining contract charges      9,439,482            --     187,033,465
 2004  Lowest contract charges      2,942,136      1.235637       3,635,413
    Highest contract charges           95,261     13.138524       1,251,585
    Remaining contract charges      9,036,144            --     184,356,586
 2003  Lowest contract charges      1,854,100      1.073160       1,989,746
    Highest contract charges           19,319     11.591249         223,928
    Remaining contract charges      7,958,810            --     157,451,849
 2002  Lowest contract charges        791,613      0.792734         627,539
    Highest contract charges           79,930      8.671603         693,117
    Remaining contract charges      7,040,137            --     116,551,334
SMALL COMPANY GROWTH
 2006  Lowest contract charges        132,946     13.772179       1,830,946
    Highest contract charges           46,174     13.361686         616,966
    Remaining contract charges      1,159,866            --      15,715,755
 2005  Lowest contract charges         61,604     12.500760         770,096
    Highest contract charges           38,133     12.262332         467,602
    Remaining contract charges        819,043            --      10,130,785
 2004  Lowest contract charges          5,503     11.241435          61,863
    Highest contract charges           20,510     11.148935         228,666
    Remaining contract charges        230,988            --       2,584,365
GLOBAL FRANCHISE
 2006  Lowest contract charges        110,234     17.945559       1,978,215
    Highest contract charges           82,546     17.253444       1,424,197
    Remaining contract charges      1,901,413            --      33,426,027
 2005  Lowest contract charges         78,056     14.991994       1,170,214
    Highest contract charges           74,780     14.573126       1,089,780
    Remaining contract charges      1,703,288            --      25,142,153
 2004  Lowest contract charges         38,080     13.590845         517,536
    Highest contract charges           24,431     13.357186         326,324
    Remaining contract charges        828,589            --      11,157,148
 2003  Lowest contract charges         11,776     12.234140         144,069
    Highest contract charges           15,608     12.156794         189,739
    Remaining contract charges        269,786            --       3,290,389
OPPENHEIMER MIDCAP FUND
 2006  Lowest contract charges          1,729     11.343436          19,602
    Highest contract charges            1,858     10.994400          20,425
    Remaining contract charges        311,478            --       3,474,115
 2005  Lowest contract charges            724     11.128286           8,061
    Highest contract charges            1,858     10.970872          20,382
    Remaining contract charges        103,319            --       1,140,671

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
EQUALLY WEIGHTED S&P 500
 2006  Lowest contract charges        1.30%             1.30%             14.20%
    Highest contract charges          2.60%             1.01%             12.38%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             0.94%              6.42%
    Highest contract charges          2.59%             0.77%              4.81%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.82%             15.14%
    Highest contract charges          2.57%             0.65%             13.35%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             1.08%             35.38%
    Highest contract charges          1.61%             0.30%             29.71%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.97%             0.87%            (20.73)%
    Highest contract charges          0.90%               --              (3.49)%
    Remaining contract charges     -                      --                 --
SMALL COMPANY GROWTH
 2006  Lowest contract charges        1.50%               --              10.17%
    Highest contract charges          2.60%               --               8.97%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.47%               --              11.20%
    Highest contract charges          2.58%               --               9.99%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.08%               --              12.41%
    Highest contract charges          1.92%               --              11.49%
    Remaining contract charges          --                --                 --
GLOBAL FRANCHISE
 2006  Lowest contract charges        1.50%             1.34%             19.70%
    Highest contract charges          2.60%             1.36%             18.39%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.49%               --              10.31%
    Highest contract charges          2.58%               --               9.10%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.49%             0.22%             11.09%
    Highest contract charges          2.56%             0.26%              9.88%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.98%               --              22.34%
    Highest contract charges          1.62%               --              21.57%
    Remaining contract charges          --                --                 --
OPPENHEIMER MIDCAP FUND
 2006  Lowest contract charges        0.75%               --               1.93%
    Highest contract charges          2.47%               --               0.21%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              17.17%
    Highest contract charges          2.39%               --              15.86%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
OPPENHEIMER CAPITAL
 APPRECIATION FUND
 2006  Lowest contract charges         61,339    $11.334601        $695,273
    Highest contract charges            2,879     10.985837          31,623
    Remaining contract charges      5,525,571            --      61,589,138
 2005  Lowest contract charges         31,233     10.605266         331,235
    Highest contract charges            2,595     10.455204          27,132
    Remaining contract charges      2,108,342            --      22,178,068
OPPENHEIMER GLOBAL SECURITIES
 FUND
 2006  Lowest contract charges        723,831     13.427502       9,719,222
    Highest contract charges          206,802     13.026465       2,693,904
    Remaining contract charges     13,770,335            --     182,005,470
 2005  Lowest contract charges         92,592     11.527071       1,067,313
    Highest contract charges           96,913     11.368801       1,101,787
    Remaining contract charges      2,746,868            --      31,411,985
OPPENHEIMER MAIN STREET FUND
 2006  Lowest contract charges         33,525     11.941867         400,364
    Highest contract charges            8,311     11.574490          96,192
    Remaining contract charges        998,724            --      11,723,654
 2005  Lowest contract charges         32,157     10.484476         337,148
    Highest contract charges            8,050     10.336121          83,210
    Remaining contract charges        359,481            --       3,737,933
OPPENHEIMER MAIN STREET SMALL
 CAP FUND
 2006  Lowest contract charges         68,091     12.485517         850,137
    Highest contract charges            6,248     12.101367          75,613
    Remaining contract charges     10,082,985            --     123,766,649
 2005  Lowest contract charges         12,441     10.971347         136,496
    Highest contract charges            5,832     10.816124          63,083
    Remaining contract charges      2,777,040            --      30,219,289
PUTNAM DIVERSIFIED INCOME
 2006  Lowest contract charges        103,180     18.253223       1,883,376
    Highest contract charges            3,408     13.695602          46,676
    Remaining contract charges      1,699,537            --      28,308,569
 2005  Lowest contract charges         14,738     17.301813         254,999
    Highest contract charges            1,099     13.204279          14,506
    Remaining contract charges        572,567            --       8,941,378
PUTNAM GLOBAL ASSET ALLOCATION
 2006  Lowest contract charges         29,464     37.652345       1,109,417
    Highest contract charges           54,797     11.181051         612,685
    Remaining contract charges        428,260            --       9,287,712
 2005  Lowest contract charges         12,977     33.613874         436,206
    Highest contract charges           31,781     10.147839         322,506
    Remaining contract charges         95,742            --       2,477,510

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
OPPENHEIMER CAPITAL
 APPRECIATION FUND
 2006  Lowest contract charges        0.75%             0.15%              6.88%
    Highest contract charges          2.45%             0.19%              5.08%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               9.22%
    Highest contract charges          2.39%               --               7.99%
    Remaining contract charges          --                --                 --
OPPENHEIMER GLOBAL SECURITIES
 FUND
 2006  Lowest contract charges        0.75%             0.35%             16.49%
    Highest contract charges          2.40%             0.69%             14.58%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              19.81%
    Highest contract charges          2.33%               --              18.50%
    Remaining contract charges          --                --                 --
OPPENHEIMER MAIN STREET FUND
 2006  Lowest contract charges        0.75%             1.09%             13.90%
    Highest contract charges          2.45%             0.97%             11.98%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               9.14%
    Highest contract charges          2.39%               --               7.91%
    Remaining contract charges          --                --                 --
OPPENHEIMER MAIN STREET SMALL
 CAP FUND
 2006  Lowest contract charges        0.75%             0.01%             13.80%
    Highest contract charges          2.46%             0.02%             11.88%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.72%               --              17.80%
    Highest contract charges          2.39%               --              16.48%
    Remaining contract charges          --                --                 --
PUTNAM DIVERSIFIED INCOME
 2006  Lowest contract charges        0.75%             3.29%              5.50%
    Highest contract charges          2.45%             5.97%              3.72%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               2.19%
    Highest contract charges          2.40%               --               1.04%
    Remaining contract charges          --                --                 --
PUTNAM GLOBAL ASSET ALLOCATION
 2006  Lowest contract charges        0.75%             2.41%             12.01%
    Highest contract charges          2.39%             2.71%             10.18%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.72%               --               7.04%
    Highest contract charges          2.35%               --               5.87%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
 2006  Lowest contract charges         14,976    $59.718647        $894,403
    Highest contract charges           22,193     12.148945         269,616
    Remaining contract charges        240,346            --       6,943,688
 2005  Lowest contract charges          6,142     51.909104         318,801
    Highest contract charges           14,186     10.735847         152,301
    Remaining contract charges         71,064            --       2,048,597
PUTNAM INTERNATIONAL EQUITY
 2006  Lowest contract charges         63,066     24.793041       1,563,620
    Highest contract charges          282,850     12.560151       3,552,633
    Remaining contract charges      6,914,868            --     122,230,683
 2005  Lowest contract charges         18,888     19.558296         369,410
    Highest contract charges          139,793     10.073002       1,408,139
    Remaining contract charges      2,821,734            --      37,304,941
PUTNAM INVESTORS
 2006  Lowest contract charges         66,801     11.233877         750,433
    Highest contract charges           16,852      7.889516         132,952
    Remaining contract charges        718,428            --       6,978,839
 2005  Lowest contract charges         17,011      9.934290         168,989
    Highest contract charges           14,449      7.092883         102,482
    Remaining contract charges        101,205            --         873,168
PUTNAM NEW VALUE
 2006  Lowest contract charges        148,729     22.290074       3,315,170
    Highest contract charges            3,839     15.897471          61,038
    Remaining contract charges        677,775            --      14,136,364
 2005  Lowest contract charges         56,706     19.357998       1,097,720
    Highest contract charges            3,839     14.042955          53,917
    Remaining contract charges        301,080            --       5,440,789
PUTNAM SMALL CAP VALUE
 2006  Lowest contract charges         82,053     27.061733       2,220,481
    Highest contract charges            1,047     22.593352          23,660
    Remaining contract charges      4,143,332            --     105,687,390
 2005  Lowest contract charges         38,348     23.245262         891,403
    Highest contract charges              306     19.739785           6,045
    Remaining contract charges      1,405,303            --      30,930,487
PUTNAM THE GEORGE PUTNAM FUND
 OF BOSTON
 2006  Lowest contract charges        170,613     13.805165       2,355,313
    Highest contract charges           73,393     12.487367         916,485
    Remaining contract charges      1,101,888            --      14,819,473
 2005  Lowest contract charges         68,544     12.427584         851,831
    Highest contract charges            9,810     11.428257         112,112
    Remaining contract charges        270,851            --       3,320,197

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
PUTNAM GROWTH AND INCOME
 2006  Lowest contract charges        0.75%             1.31%             15.05%
    Highest contract charges          2.40%             1.35%             13.16%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.72%               --               8.12%
    Highest contract charges          2.36%               --               6.94%
    Remaining contract charges          --                --                 --
PUTNAM INTERNATIONAL EQUITY
 2006  Lowest contract charges        0.75%             0.46%             26.77%
    Highest contract charges          2.40%             0.52%             24.69%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              14.66%
    Highest contract charges          2.35%               --              13.41%
    Remaining contract charges          --                --                 --
PUTNAM INVESTORS
 2006  Lowest contract charges        0.75%             0.26%             13.08%
    Highest contract charges          2.40%             0.40%             11.23%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.72%               --              13.42%
    Highest contract charges          2.36%               --              12.18%
    Remaining contract charges          --                --                 --
PUTNAM NEW VALUE
 2006  Lowest contract charges        0.75%             0.82%             15.15%
    Highest contract charges          2.45%             1.05%             13.21%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               9.05%
    Highest contract charges          2.42%               --               7.82%
    Remaining contract charges          --                --                 --
PUTNAM SMALL CAP VALUE
 2006  Lowest contract charges        0.75%             0.27%             16.42%
    Highest contract charges          2.45%             0.21%             14.46%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              14.65%
    Highest contract charges          2.43%               --              13.36%
    Remaining contract charges          --                --                 --
PUTNAM THE GEORGE PUTNAM FUND
 OF BOSTON
 2006  Lowest contract charges        0.75%             1.93%             11.09%
    Highest contract charges          2.39%             0.39%              9.27%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               4.85%
    Highest contract charges          2.36%               --               3.70%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VISTA
 2006  Lowest contract charges         14,668    $16.505957        $242,112
    Highest contract charges           11,934      6.439048          76,844
    Remaining contract charges        180,358            --       1,987,505
 2005  Lowest contract charges          5,118     15.770447          80,710
    Highest contract charges           13,117      6.254512          82,042
    Remaining contract charges         64,007            --         701,094
PUTNAM VOYAGER
 2006  Lowest contract charges            574     55.681359          32,063
    Highest contract charges              779      6.584955           5,128
    Remaining contract charges        190,493            --       2,513,079
 2005  Lowest contract charges            258     53.208384          13,747
    Highest contract charges           16,928      6.406829         108,456
    Remaining contract charges         57,583            --       1,018,206
ENTERPRISE
 2006  Lowest contract charges        231,435      1.048697         242,707
    Highest contract charges           13,394      5.776113          77,368
    Remaining contract charges      1,761,252            --      12,859,785
 2005  Lowest contract charges        304,766      0.992186         302,385
    Highest contract charges           16,314      5.552645          90,589
    Remaining contract charges      2,138,036            --      15,139,548
 2004  Lowest contract charges        221,405      0.929417         205,777
    Highest contract charges           10,454      5.282739          55,225
    Remaining contract charges      2,472,991            --      16,710,009
 2003  Lowest contract charges        163,502      0.904917         147,956
    Highest contract charges            2,894      5.223695          15,117
    Remaining contract charges      2,904,258            --      19,319,847
 2002  Lowest contract charges         19,241      0.728287          14,013
    Highest contract charges           10,202      4.255714          43,417
    Remaining contract charges      2,939,779            --      16,178,105
GROWTH AND INCOME
 2006  Lowest contract charges        709,821     16.884100      11,984,674
    Highest contract charges          240,737     16.260056       3,914,398
    Remaining contract charges     12,984,579            --     196,567,309
 2005  Lowest contract charges        225,075     14.668103       3,301,424
    Highest contract charges          216,156     14.389633       3,110,407
    Remaining contract charges     11,667,711            --     153,092,960
 2004  Lowest contract charges        856,405      1.156077         990,071
    Highest contract charges          148,989     13.460455       2,005,455
    Remaining contract charges      8,473,137            --     114,156,936
 2003  Lowest contract charges        433,350      1.023978         443,741
    Highest contract charges           68,068     12.105660         824,002
    Remaining contract charges      5,653,768            --      67,797,744
 2002  Lowest contract charges         73,132      0.810255          59,255
    Highest contract charges           33,519      9.708418         325,414
    Remaining contract charges      2,249,826            --      21,168,976

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
PUTNAM VISTA
 2006  Lowest contract charges        0.75%               --               4.66%
    Highest contract charges          2.40%               --               2.95%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.71%               --              17.35%
    Highest contract charges          2.36%               --              16.07%
    Remaining contract charges          --                --                 --
PUTNAM VOYAGER
 2006  Lowest contract charges        0.75%             0.10%              4.65%
    Highest contract charges          2.46%             0.14%              2.88%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.64%               --              13.36%
    Highest contract charges          2.36%               --              12.12%
    Remaining contract charges          --                --                 --
ENTERPRISE
 2006  Lowest contract charges        1.30%             0.48%              5.70%
    Highest contract charges          2.61%             0.17%              4.03%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             0.65%              6.75%
    Highest contract charges          2.58%             0.43%              5.11%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.33%              2.71%
    Highest contract charges          2.55%               --               1.13%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             0.25%             24.25%
    Highest contract charges          1.63%               --              18.08%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.93%               --             (27.17)%
    Highest contract charges          0.91%               --              (7.54)%
    Remaining contract charges          --                --                 --
GROWTH AND INCOME
 2006  Lowest contract charges        0.75%             0.67%             15.11%
    Highest contract charges          2.60%             0.93%             13.00%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               9.99%
    Highest contract charges          2.59%             0.75%              6.90%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.73%             12.90%
    Highest contract charges          2.56%             0.10%             11.19%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             0.32%             26.38%
    Highest contract charges          1.62%               --              23.45%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.94%               --             (18.98)%
    Highest contract charges          0.89%               --              (3.43)%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
COMSTOCK
 2006  Lowest contract charges        741,739    $16.953685     $12,575,188
    Highest contract charges          417,001     16.327017       6,808,385
    Remaining contract charges     14,102,535            --     236,130,834
 2005  Lowest contract charges        297,759     14.719590       4,382,887
    Highest contract charges          396,170     14.440094       5,720,729
    Remaining contract charges      9,719,112            --     142,570,772
 2004  Lowest contract charges        150,900     14.484780       2,185,754
    Highest contract charges          264,888     14.235396       3,770,787
    Remaining contract charges      4,596,310            --      65,939,052
 2003  Lowest contract charges         58,020     12.521462         726,498
    Highest contract charges          102,532     12.441971       1,275,699
    Remaining contract charges      1,382,564            --      17,253,703
STRATEGIC GROWTH
 2006  Lowest contract charges         21,397     13.353671         285,746
    Highest contract charges           24,631     12.838045         316,216
    Remaining contract charges        289,264            --       3,785,673
 2005  Lowest contract charges         22,539     13.208819         297,714
    Highest contract charges           22,937     12.839302         294,496
    Remaining contract charges        306,976            --       3,994,714
 2004  Lowest contract charges         19,797     12.456970         246,614
    Highest contract charges           16,920     12.242380         207,146
    Remaining contract charges        316,839            --       3,910,140
 2003  Lowest contract charges          9,129     11.842633         108,109
    Highest contract charges           12,343     11.767380         145,245
    Remaining contract charges        132,713            --       1,566,312
AGGRESSIVE GROWTH PORTFOLIO
 2006  Lowest contract charges         19,592     12.190083         238,816
    Highest contract charges            1,615     11.826680          19,101
    Remaining contract charges         93,854            --       1,124,392
 2005  Lowest contract charges          7,927     11.793783          93,494
    Highest contract charges            1,671     11.568800          19,333
    Remaining contract charges         81,059            --         945,214
 2004  Lowest contract charges          1,412     10.774757          15,210
    Highest contract charges            1,316     10.686077          14,061
    Remaining contract charges         46,093            --         494,078
GOVERNMENT PORTFOLIO
 2006  Lowest contract charges        169,275     10.410536       1,762,237
    Highest contract charges          145,069     10.105234       1,465,956
    Remaining contract charges      2,445,602            --      25,062,661
 2005  Lowest contract charges         75,744     10.249360         776,323
    Highest contract charges          113,765     10.058815       1,144,345
    Remaining contract charges      1,638,280            --      16,619,411
 2004  Lowest contract charges          4,685     10.074295          47,197
    Highest contract charges           29,645      9.996370         296,342
    Remaining contract charges        455,462            --       4,568,181

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
COMSTOCK
 2006  Lowest contract charges        0.75%             0.95%             15.18%
    Highest contract charges          2.60%             1.25%             13.07%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               5.94%
    Highest contract charges          2.59%             0.82%              1.44%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.49%             0.62%             15.68%
    Highest contract charges          2.57%             0.08%             14.42%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.99%               --              25.22%
    Highest contract charges          1.61%               --              24.42%
    Remaining contract charges          --                --                 --
STRATEGIC GROWTH
 2006  Lowest contract charges        1.50%               --               1.10%
    Highest contract charges          2.60%               --              (0.01)%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.49%             0.01%              6.04%
    Highest contract charges          2.59%             0.01%              4.88%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.50%               --               5.19%
    Highest contract charges          2.56%               --               4.04%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.00%               --              18.43%
    Highest contract charges          1.60%               --              17.67%
    Remaining contract charges          --                --                 --
AGGRESSIVE GROWTH PORTFOLIO
 2006  Lowest contract charges        1.49%               --               3.36%
    Highest contract charges          2.60%               --               2.23%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.48%               --               9.46%
    Highest contract charges          2.59%               --               8.26%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.10%               --               7.75%
    Highest contract charges          1.93%               --               6.86%
    Remaining contract charges          --                --                 --
GOVERNMENT PORTFOLIO
 2006  Lowest contract charges        1.50%             3.03%              1.57%
    Highest contract charges          2.60%             4.02%              0.46%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.48%             1.56%              1.74%
    Highest contract charges          2.58%             2.77%              0.63%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.33%               --               0.37%
    Highest contract charges          1.91%               --              (0.04)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2006  Lowest contract charges         60,735     $1.332802         $80,950
    Highest contract charges          133,644      1.276570         170,606
    Remaining contract charges        275,761            --         352,240
 2005  Lowest contract charges          1,795      1.181729           2,121
    Highest contract charges          136,540      1.166029         159,209
    Remaining contract charges        249,383            --         289,589
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2006  Lowest contract charges         74,881      1.197937          89,704
    Highest contract charges           90,943      1.147383         104,346
    Remaining contract charges        622,452            --         723,603
 2005  Lowest contract charges         20,072      1.146847          23,020
    Highest contract charges           86,552      1.131657          97,947
    Remaining contract charges        130,607            --         147,812
WELLS FARGO ADVANTAGE VT
 EQUITY INCOME FUND
 2006  Lowest contract charges          5,396      1.418348           7,652
    Highest contract charges          184,230      1.358510         250,278
    Remaining contract charges        115,416            --         159,577
 2005  Lowest contract charges         73,912      1.189540          87,921
    Highest contract charges          188,838      1.173756         221,649
    Remaining contract charges          2,351            --           2,748
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2006  Lowest contract charges        135,445      1.335887         180,940
    Highest contract charges          214,731      1.278026         274,432
    Remaining contract charges        383,564            --         499,348
 2005  Lowest contract charges         71,165      1.106577          78,750
    Highest contract charges          183,800      1.068756         196,437
    Remaining contract charges        117,686            --         127,356
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY CORE FUND
 2006  Lowest contract charges          5,244      1.130449           5,929
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges          5,244      0.988859           5,186
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2006  Lowest contract charges        1.12%             3.07%             10.86%
    Highest contract charges          2.40%             2.29%              9.48%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.26%            13.83%              6.16%
    Highest contract charges          2.36%             2.92%              5.59%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2006  Lowest contract charges        0.86%             4.34%              2.67%
    Highest contract charges          2.40%             4.38%              1.39%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.55%             3.75%              0.15%
    Highest contract charges          2.36%             3.78%             (0.38)%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT
 EQUITY INCOME FUND
 2006  Lowest contract charges        1.13%             2.40%             17.20%
    Highest contract charges          2.40%             1.56%             15.74%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.56%             1.98%              5.13%
    Highest contract charges          2.36%             1.96%              4.57%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2006  Lowest contract charges        1.15%             1.55%             20.72%
    Highest contract charges          2.10%             1.51%             19.58%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.11%             1.50%              3.39%
    Highest contract charges          2.05%             1.11%              2.73%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY CORE FUND
 2006  Lowest contract charges        1.16%             0.74%             14.32%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.10%             2.08%              3.54%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 2006  Lowest contract charges         19,540     $1.433665         $28,014
    Highest contract charges          103,796      1.401778         145,499
    Remaining contract charges          5,608            --           8,019
 2005  Lowest contract charges         19,540      1.205870          23,563
    Highest contract charges          105,520      1.184955         125,036
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2006  Lowest contract charges        386,459      1.079893         417,333
    Highest contract charges          102,633      1.034299         106,154
    Remaining contract charges      3,275,646            --       3,429,010
 2005  Lowest contract charges         75,938      1.067331          81,051
    Highest contract charges           38,466      1.035131          39,817
    Remaining contract charges      1,170,488            --       1,217,811
WELLS FARGO ADVANTAGE VT MONEY
 MARKET FUND
 2006  Lowest contract charges         48,305      1.036346          50,061
    Highest contract charges          127,537      0.991445         126,446
    Remaining contract charges      1,657,048            --       1,666,919
 2005  Lowest contract charges         19,573      0.986587          19,311
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2006  Lowest contract charges        167,784      1.420762         238,381
    Highest contract charges           40,178      1.360791          54,673
    Remaining contract charges      1,529,574            --       2,106,846
 2005  Lowest contract charges         35,887      1.170801          42,017
    Highest contract charges           17,658      1.135488          20,051
    Remaining contract charges        531,986            --         606,795
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2006  Lowest contract charges          4,530     12.771333          57,857
    Highest contract charges            1,077     12.580387          13,551
    Remaining contract charges          7,172            --          90,854
 2005  Lowest contract charges            150     11.219398           1,684
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 2006  Lowest contract charges        1.60%             1.71%             18.89%
    Highest contract charges          2.10%             1.68%             18.30%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.58%             7.68%             11.21%
    Highest contract charges          2.00%             9.98%             10.84%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2006  Lowest contract charges        1.15%               --               1.18%
    Highest contract charges          2.39%               --              (0.08)%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.12%             0.16%             16.43%
    Highest contract charges          2.35%             0.26%             15.47%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT MONEY
 MARKET FUND
 2006  Lowest contract charges        1.27%             6.15%              3.24%
    Highest contract charges          2.11%             4.73%              2.27%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.57%             3.14%              0.85%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2006  Lowest contract charges        1.15%               --              21.35%
    Highest contract charges          2.39%               --              19.84%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.12%               --              19.95%
    Highest contract charges          2.35%               --              18.96%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2006  Lowest contract charges        1.15%               --              13.33%
    Highest contract charges          2.10%               --              12.26%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.85%               --               6.66%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL/MID CAP VALUE FUND
 2006  Lowest contract charges          4,855    $13.859145         $67,308
    Highest contract charges              206     13.587309           2,798
    Remaining contract charges          9,835            --         134,714
 2005  Lowest contract charges          4,440     12.114618          53,795
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2006  Lowest contract charges          5,142     12.054296          61,982
    Highest contract charges              573     11.911783           6,827
    Remaining contract charges          3,816            --          45,654
 2005  Lowest contract charges          2,207     10.837413          23,915
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL/MID CAP VALUE FUND
 2006  Lowest contract charges        1.15%               --              14.40%
    Highest contract charges          2.37%               --              12.98%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.10%               --              11.89%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2006  Lowest contract charges        1.15%               --              10.94%
    Highest contract charges          1.90%               --              10.11%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.58%               --               4.94%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

* This represents the annualized contract expenses of the Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values.

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all policies contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company, will charge an expense ranging from .95% to 1.60% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company, will charge an expense ranging from 0.05% to 0.20% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as MAV/EPB Death Benefit Charge, Principal First Charge, Principal First Preferred Charge, Optional Death Benefit Charge and Earnings Protection Benefit Charge. These charges range from 0.15% to 0.85%.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

    These charges are a reduction in unit values.

    The Company will also make deductions for Rider charges related to The Hartford's Income Foundation, The Hartford's Lifetime Income Builder, and The Hartford's Lifetime Income Builder II. The Company initially makes deductions of 0.30%, 0.40%, and 0.40%, respectively. The Company has the right to increase both the Lifetime Income Builder and Lifetime Income Builder II to a maximum charge of 0.75%.

    These charges are redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2006 and 2005 and for the Years Ended December 31, 2006, 2005 and 2004

SUPPLEMENTAL SCHEDULES

Year Ended December 31, 2006

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
Independent Auditors' Report                                               F-1
Financial Statements Statutory Basis:
    Admitted Assets, Liabilities and Surplus                               F-2
    Statements of Operations                                               F-3
    Statements of Changes in Capital and Surplus                           F-4
    Statements of Cash Flows                                               F-5
    Notes to Statutory Basis Financial Statements                          F-6
Supplementary Information
    Schedule I -- Selected Financial Data                                 F-27
    Schedule II -- Summary Investment Schedule                            F-30
    Schedule III -- Investment Risks Interrogatories                      F-31

[DELOITTE LOGO]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statements of admitted assets, liabilities, and surplus -- statutory basis of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statements of operations -- statutory basis, changes in capital and surplus -- statutory basis, and cash flows -- statutory basis for the years ended December 31, 2006, 2005 and 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2006 or 2005, or the results of its operations or its cash flows for the year ended December 31, 2006, 2005 or 2004.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company at December 31, 2006 and 2005, and the results of its operations and its cash flows for the years ended December 31, 2006, 2005 and 2004, on the basis of accounting described in Note 2.

Our 2006 audit was conducted for the purpose of forming an opinion on the basic 2006 statutory basis financial statements taken as a whole. The supplemental schedule of selected financial data, the summary investment schedule, and the schedule of investment risk interrogatories as of and for the year ended December 31, 2006 are presented for complying with the National Association of Insurance Commissioners' instructions to Annual Audited Financial Reports and are not a required part of the basis 2006 statutory basis financial statements. This additional information is the responsibility of the Company's management. Such information has been subject to the auditing procedures applied in our audit of the basic 2006 statutory-basis financial statements and in our opinion, is fairly stated in all material respects when considered in relation to such financial statements taken as a whole.

/s/ Deloitte & Touche LLP

March 29, 2007

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                            2006                 2005
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                     $5,036,594           $5,477,170
 Common and preferred stocks                  245,850               25,046
 Mortgage loans                               160,595               98,529
 Real estate                                   25,667               25,425
 Policy loans                                 324,631              323,911
 Cash and short-term investments              467,648              345,858
 Other invested assets                        245,454              135,920
                                        -------------        -------------
        TOTAL CASH AND INVESTED ASSETS      6,506,439            6,431,859
                                        -------------        -------------
 Investment income due and accrued             66,244               67,354
 Federal income taxes recoverable                  --               98,311
 Deferred tax asset                            91,537               87,160
 Other assets                                 104,023               91,961
 Separate account assets                   76,317,895           68,323,841
                                        -------------        -------------
                 TOTAL ADMITTED ASSETS    $83,086,138          $75,100,486
                                        -------------        -------------
LIABILITIES
 Aggregate reserves for life and           $6,422,847           $6,150,452
  accident and health policies
 Liability for deposit type contracts          80,785              100,325
 Policy and contract claim liabilities         32,635               24,919
 Asset valuation reserve                       41,544               34,749
 Payable to parents, subsidiaries or           30,498               34,130
  affiliates
 Accrued expense allowances and other      (2,438,731)          (1,952,020)
  amounts due from separate accounts
 Other liabilities                            930,986              893,824
 Separate account liabilities              76,317,895           68,323,841
                                        -------------        -------------
                     TOTAL LIABILITIES     81,418,459           73,610,220
                                        -------------        -------------
CAPITAL AND SURPLUS
 Common stock -- 3,000 shares                   2,500                2,500
  authorized, 2,000 shares issued and
  outstanding
 Gross paid-in and contributed surplus      1,376,953            1,371,883
 Unassigned funds                             288,226              115,883
                                        -------------        -------------
             TOTAL CAPITAL AND SURPLUS      1,667,679            1,490,266
                                        -------------        -------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS    $83,086,138          $75,100,486
                                        -------------        -------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                     FOR THE YEARS ENDED
                                                                                        DECEMBER 31,
                                                                       2006                 2005                  2004
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                                  $9,842,305           $9,152,337           $11,619,788
 Considerations for supplementary contracts with life                         71                    2                   962
  contingencies
 Net investment income                                                   339,347              326,928               324,681
 Commissions and expense allowances on reinsurance ceded                  94,873               84,961                73,944
 Reserve adjustment on reinsurance ceded                              (1,659,418)          (1,552,540)           (1,155,122)
 Fee income                                                            1,650,017            1,369,610             1,200,281
 Other revenues                                                           15,564              107,755                84,658
                                                                  --------------        -------------        --------------
                                                  TOTAL REVENUES      10,282,759            9,489,053            12,149,192
                                                                  --------------        -------------        --------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                              280,782              265,994               255,803
 Disability and other benefits                                            18,311               14,118                13,235
 Surrenders and other fund withdrawals                                 9,054,230            6,974,564             5,435,091
 Commissions                                                             864,564              783,178               821,925
 Increase (decrease) in aggregate reserves for life and accident         274,407              (11,074)             (260,443)
  and health policies
 General insurance expenses                                              528,545              449,607               448,862
 Net transfers (from)/to separate accounts                              (675,124)           1,192,568             5,647,980
 Modified coinsurance adjustment on reinsurance assumed                 (530,122)            (483,138)             (441,048)
 Other expenses                                                           55,838               41,735                43,678
                                                                  --------------        -------------        --------------
                                     TOTAL BENEFITS AND EXPENSES       9,871,431            9,227,552            11,965,083
                                                                  --------------        -------------        --------------
Net gain from operations before federal income tax expense               411,328              261,501               184,109
 (benefit)
 Federal income tax expense (benefit)                                     31,961               42,463               (87,470)
                                                                  --------------        -------------        --------------
                                        NET GAIN FROM OPERATIONS         379,367              219,038               271,579
                                                                  --------------        -------------        --------------
 Net realized capital (losses) gains, after tax                          (40,656)                  54               (14,900)
                                                                  --------------        -------------        --------------
                                                      NET INCOME        $338,711             $219,092              $256,679
                                                                  --------------        -------------        --------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2006                2005                2004
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
 Balance, beginning and end of year                                          $2,500              $2,500              $2,500
                                                                       ------------        ------------        ------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                        1,371,883           1,371,883           1,371,883
 Capital contribution                                                         5,070                  --                  --
                                                                       ------------        ------------        ------------
                                                 BALANCE, END OF YEAR     1,376,953           1,371,883           1,371,883
                                                                       ------------        ------------        ------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                 115,883             (66,391)           (330,602)
 Net Income                                                                 338,711             219,092             256,679
 Change in Net Unrealized Capital Losses on Common Stocks and Other         (35,674)             (7,075)            (13,371)
  Invested Assets
 Change in Net Unrealized Foreign Exchange Capital Losses                     2,957                (495)                 --
 Change in Net Deferred Income Tax                                           30,476              82,268              51,589
 Change in Asset Valuation Reserve                                           (6,795)             (4,632)            (13,575)
 Change in Non-Admitted Assets                                              (42,153)           (106,914)            (16,965)
 Change in Liability for Reinsurance in Unauthorized Companies                 (179)                 30                (146)
 Dividends to Stockholder                                                  (115,000)                 --                  --
                                                                       ------------        ------------        ------------
                                                 BALANCE, END OF YEAR       288,226             115,883             (66,391)
                                                                       ------------        ------------        ------------
CAPITAL AND SURPLUS,
 End of Year                                                             $1,667,679          $1,490,266          $1,307,992
                                                                       ------------        ------------        ------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                       2006                 2005                  2004
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                                  $9,836,688           $9,145,844           $11,608,790
 Net Investment Income                                                   383,972              369,012               370,945
 Miscellaneous Income                                                     98,373                1,909               196,120
                                                                  --------------        -------------        --------------
                                                    TOTAL INCOME      10,319,033            9,516,765            12,175,855
                                                                  --------------        -------------        --------------
 Benefits Paid                                                         9,346,769            7,273,337             5,699,783
 Federal Income Tax (Recoveries) Payments                               (103,806)              71,607               (54,729)
 Net Transfers (from) to Separate Accounts                              (188,413)           1,240,273             5,811,016
 Other Expenses                                                        1,011,284              826,693               905,742
                                                                  --------------        -------------        --------------
                                     TOTAL BENEFITS AND EXPENSES      10,065,834            9,411,910            12,361,812
                                                                  --------------        -------------        --------------
            NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES         253,199              104,855              (185,957)
                                                                  --------------        -------------        --------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                                 1,959,478            2,572,479             1,584,991
 Common and Preferred Stocks                                              24,070                   --                 1,767
 Mortgage Loans                                                            8,746               11,039                25,752
 Other                                                                   (16,109)              50,196                35,227
                                                                  --------------        -------------        --------------
                                       TOTAL INVESTMENT PROCEEDS       1,976,185            2,633,714             1,647,737
                                                                  --------------        -------------        --------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                 1,682,961            2,708,647             1,351,838
 Common and Preferred Stocks                                             140,727               13,467                 2,473
 Mortgage Loans                                                           70,991               40,175                    --
 Real Estate                                                               1,125                  116                 1,482
 Other                                                                   109,533              134,301                 3,275
                                                                  --------------        -------------        --------------
                                      TOTAL INVESTMENTS ACQUIRED       2,005,337            2,896,706             1,359,068
                                                                  --------------        -------------        --------------
 Net Increase in Policy Loans                                                720               13,391                15,806
                                                                  --------------        -------------        --------------
            NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES         (29,872)            (276,383)              272,863
                                                                  --------------        -------------        --------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Dividends to Stockholders                                              (115,000)                  --                    --
 Net other cash provided (used)                                           13,463               85,968               (47,982)
                                                                  --------------        -------------        --------------
     NET CASH (USED FOR) PROVIDED BY FINANCING AND MISCELLANEOUS        (101,537)              85,968               (47,982)
                                                      ACTIVITIES
                                                                  --------------        -------------        --------------
 Net increase (decrease) in cash and short-term investments              121,790              (85,560)               38,924
 Cash and Short-Term Investments, Beginning of Year                      348,858              431,418               392,494
                                                                  --------------        -------------        --------------
                    CASH AND SHORT-TERM INVESTMENTS, END OF YEAR        $467,648             $348,858              $431,418
                                                                  --------------        -------------        --------------
Note: Supplemental disclosures of cash flow information for
 non-cash transaction
 Stock compensation of capital contribution from parent                    5,071                   --                    --
 Common and Preferred stock acquired in satisfaction of debt                  --                   --                 2,173

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the state of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and evaluation of other-than-temporary impairments. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

[1] treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

[2] recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

[3] development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

[4] excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

[5] the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

[6] establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

[7] the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

[8] the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

[9] for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

[10] the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

[11] deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

[12] comprehensive income and its components are not presented in statutory financial statements;

[13] for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

[14] embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                      2006                   2005                   2004
---------------------------------------------------------------------------------------------------------------------------------
GAAP NET INCOME                                                      $ 312,900              $ 288,133              $ 450,396
Deferral and amortization of policy acquisition costs, net             (69,341)              (252,771)              (389,629)
Change in unearned revenue reserve                                     120,820                120,513                108,301
Deferred taxes                                                         (57,573)               (63,142)                43,719
Separate account expense allowance                                     143,649                 25,180                168,013
Benefit reserve adjustment                                             (91,421)                73,673                (14,581)
Prepaid reinsurance adjustment                                             615                 (1,861)                (9,068)
Reinsurance                                                                 --                     --                 (9,123)
Dividends received from affiliates                                          --                     --                  2,000
Sales inducements                                                      (21,576)               (32,256)               (58,330)
Cumulative effect of GAAP accounting change                                 --                     --                 31,151
Other, net                                                                 638                 61,623                (66,170)
                                                                   -----------            -----------            -----------
                                        STATUTORY NET INCOME          $338,711               $219,092               $256,679
                                                                   -----------            -----------            -----------

                                                                           2006                2005                2004
---------------------------------------------------------------------------------------------------------------------------------
GAAP STOCKHOLDER'S EQUITY                                                $ 3,916,947         $ 3,672,466         $ 3,332,247
Deferred policy acquisition costs                                         (4,583,199)         (4,508,206)         (4,164,021)
Unearned revenue reserve                                                     648,448             524,372             408,737
Deferred taxes                                                               383,837             383,486             481,245
Separate account expense allowance                                         2,089,536           1,946,328           1,920,061
Unrealized gains on investments                                             (117,113)            (46,341)           (226,613)
Benefit reserve adjustment                                                  (274,921)            (46,363)            281,742
Asset valuation reserve                                                      (41,544)            (34,749)            (30,117)
Interest maintenance reserve                                                      --             (17,845)            (28,254)
Prepaid reinsurance premium                                                  (33,931)            (27,377)            (47,089)
Goodwill                                                                    (170,100)           (170,100)           (170,100)
Reinsurance ceded                                                           (200,371)           (200,192)           (200,222)
Other, net                                                                    50,090              14,787            (249,624)
                                                                       -------------       -------------       -------------
                                        STATUTORY CAPITAL AND SURPLUS     $1,667,679          $1,490,266          $1,307,992
                                                                       -------------       -------------       -------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half ( 1/2 ) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2006 and 2005, the Company had $8,037,610 and $5,867,604,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2006 and 2005 totaled $22,702 and $16,846, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2006 (including general and separate account liabilities) are as follows:

                                                                     % OF
                                                   AMOUNT            TOTAL
--------------------------------------------------------------------------------
Subject to discretionary withdrawal:
With market value adjustment                          $30,446          0.04%
At book value, less current surrender charge          952,987          1.29%
 of 5% or more
At market value                                    70,259,363         95.13%
                                                -------------       -------
      TOTAL WITH ADJUSTMENT OR AT MARKET VALUE     71,242,796         96.46%
                                                -------------       -------
At book value without adjustment (minimal or        2,515,752          3.41%
 no charge or adjustment):
Not subject to discretionary withdrawal:              300,004          0.41%
                                                -------------       -------
                                  TOTAL, GROSS     74,058,552        100.27%
Reinsurance ceded                                    (200,000)        (0.27)%
                                                -------------       -------
                                    TOTAL, NET    $73,858,552        100.00%
                                                -------------       -------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)         $3,397,224
 Exhibit 5, Supplementary Contract Section,             4,252
  Total (net)
 Exhibit 7, Deposit-Type Contracts Section,            80,785
  Column 1, Line 14
                                                -------------
                                      SUBTOTAL      3,482,261
Separate Account Annual Statement
 Exhibit 3, Column 2, Line 0299999                 70,376,291
 Exhibit 3, Column 2, Line 0399999                         --
 Policyholder dividend and coupon                          --
  accumulations
 Policyholder premiums                                     --
 Guaranteed interest contracts                             --
 Other contract deposit funds                              --
                                                -------------
                                      SUBTOTAL     70,376,291
                                                -------------
                                COMBINED TOTAL    $73,858,552
                                                -------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 88 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 46) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2006 and 2005.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $41,544 and $34,749 as of December 31, 2006, 2005 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2006 and 2005 were $(525) and $17,845 respectively. The 2006 IMR balance was an asset balance and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The 2005 IMR balance is included as a component of Other Liabilities on the Admitted Assets, Liabilities and Surplus Statement. The net capital (losses) gains captured in the IMR, net of taxes, in 2006, 2005 and 2004 were $(15,707), $(2,530) and $6,582, respectively.
The amount of expense amortized from the IMR net of taxes in 2006, 2005 and 2004 included in the Company's Statements of Operations, was $2,664, $7,879 and $7,642, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loan-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its amortized cost then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and estimated undiscounted cash flows of the security. The estimated undiscounted cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $0, $2,219 and $1,838 for the years ended December 31, 2006, 2005 and 2004. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $0, $0 and $5 for the years ended December 31, 2006, 2005 and 2004, respectively

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2006 and 2005, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as being held for hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles ("SSAP") No. 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the Statements of Admitted Assets, Liabilities and Surplus as an asset or liability, respectively, and amortized through net investment income over the term of the hedged item. Periodic cash flows and accruals of income/expense are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative asset or liability, respectively, and amortized through net investment income over the term of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recorded as a realized capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative liability and amortized through net investment income over the term of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as realized capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the Statement of Admitted Assets, Liabilities and Surplus at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 88 -- Investments in Subsidiary, Controlled and Affiliated Entities (SSAP No. 88), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2004. SSAP No. 88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2005, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A)  COMPONENTS OF NET INVESTMENT INCOME

                                              2006         2005         2004
--------------------------------------------------------------------------------
Interest income from bonds and short-term
 investments                                  $306,123     $301,532     $294,245
Interest income from policy loans               21,199       22,418       18,432
Interest and dividends from other
 investments                                    19,168        9,901       17,497
                                           -----------  -----------  -----------
Gross investment income                        346,490      333,851      330,174
Less: investment expenses                        7,143        6,923        5,493
                                           -----------  -----------  -----------
                    NET INVESTMENT INCOME     $339,347     $326,928     $324,681
                                           -----------  -----------  -----------

(B)  COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS

                                2006              2005              2004
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                          $95,839           $108,881         $236,408
Gross unrealized capital
 losses                         (62,923)           (67,624)         (14,758)
                              ---------       ------------       ----------
Net unrealized capital gains     32,916             41,257          221,650
Balance, beginning of year       41,257            221,650          167,928
                              ---------       ------------       ----------
    CHANGE IN NET UNREALIZED
      CAPITAL (LOSSES) GAINS
     ON BONDS AND SHORT-TERM
                 INVESTMENTS    $(8,341)         $(180,393)         $53,722
                              ---------       ------------       ----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS AND PREFERRED STOCKS

                                    2006            2005            2004
--------------------------------------------------------------------------------
Gross unrealized capital gains       $3,778          $1,002            $558
Gross unrealized capital losses     (36,376)        (31,971)        (31,533)
                                  ---------       ---------       ---------
Net unrealized capital losses       (32,598)        (30,969)        (30,975)
Balance, beginning of year          (30,969)        (30,975)        (30,501)
                                  ---------       ---------       ---------
CHANGE IN NET UNREALIZED CAPITAL
                  (LOSSES) GAINS
  ON COMMON STOCKS AND PREFERRED
                          STOCKS    $(1,629)             $6           $(474)
                                  ---------       ---------       ---------

(D)  COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                    2006            2005            2004
--------------------------------------------------------------------------------
Bonds and short-term
 investments                       $(19,176)         $(912)         $21,229
Common stocks                            43             --             (266)
Preferred stocks                       (502)            --               --
Other invested assets               (40,976)        (7,003)          (5,798)
                                 ----------       --------       ----------
Realized capital losses             (60,611)        (7,915)          15,165
Capital gains tax benefit            (4,248)        (5,439)          23,483
                                 ----------       --------       ----------
Net realized capital losses,
 after tax                          (56,363)        (2,476)          (8,318)
Less: amounts transferred to
 IMR                                (15,707)        (2,530)           6,582
                                 ----------       --------       ----------
  NET REALIZED CAPITAL (LOSSES)
               GAINS, AFTER TAX    $(40,656)           $54         $(14,900)
                                 ----------       --------       ----------

For the years ended December 31, 2006, 2005 and 2004, sales of bonds and short-term investments resulted in proceeds of $1,771,232, $2,440,767 and $1,868,164, gross realized capital gains of $9,836, $18,351 and $25,465, and gross realized capital losses of $29,012, $19,087 and $2,900 respectively, before transfers to the IMR.

For the years ended December 31, 2006, 2005 and 2004, sales of common and preferred stocks resulted in proceeds of $24,070, $0 and $1,814, gross realized capital gains of $43, $0 and $50, and gross realized capital losses of $502, $0 and $314, respectively.

(E)  INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price, equity market, or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Interest rate swaps, total return swaps, and volatility swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using the agreed upon rates, indices, or other financial variables, and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, in return for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussion below. During the year 2006 and 2005, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments held at December 31, 2006 and 2005, were $8,246,014 and $6,094,961, respectively. The fair value of derivative instruments are priced via valuation models, which utilize market data, or broker quotations. The fair value of derivative instruments held at December 31, 2006 and 2005, were $212,798 and $118,523, respectively. During the reporting period, the Company did not have any gains or losses recognized in unrealized gains or losses due to either a component of derivative gains or losses excluded from hedge effectiveness or due to derivatives no longer qualifying for hedge accounting.

CASH-FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rate cash flows. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2006 and 2005, interest rate swaps used in cash flow hedge relationships had a notional value of $195,000 and $270,000, respectively, and a fair value of $(2,860) and $(5,887), respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are hedged to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2006 and 2005, foreign currency swaps used in cash flow hedge relationships had a notional value $159,723 and $124,803, respectively, and a fair value of $(19,605) and $(8,008), respectively, and a carrying value of $0.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Credit default swaps used in replication transactions had a notional value at December 31, 2006 and 2005, of $7,500 and $0, respectively, a fair value of $(75) and $0, respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS AND SWAPTIONS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2006 and 2005, interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,054,077 and $1,016,000, respectively, and a fair value of $2,594 and $333, respectively, and a carrying value of $2,594 and $333, respectively. As of December 31, 2006 and 2005, the average fair value for interest rate caps and swaptions was $1,549 and $619, respectively, in asset value. For the year ended December 31, 2006, derivative contracts in this strategy reported a loss of $(235) in realized capital gains and losses. During the years 2005 and 2004, there were no realized gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index, or asset pool. As of December 31, 2006 and 2005, credit default swaps had a notional value of $88,000 and $15,500, respectively, and a fair value of $(379) and $(106), respectively, and a carrying value of $(379) and $(106), respectively. As of December 31, 2006 and 2005, the average fair value for credit default swaps was $(82) and $(76), respectively. For the years ended December 31, 2006, 2005 and 2004, credit derivatives reported loss of $(19), gain of $641 and $28, respectively, in realized capital gains and losses.

FUTURES CONTRACTS, EQUITY INDEX OPTIONS, TOTAL RETURN AND INTEREST RATE SWAP
CONTRACTS: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, total return Europe, Asia, and Far East ("EAFE") and equity volatility swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and to periodically hedge anticipated GMWB new business. As of December 31, 2006 and 2005, derivative contracts in this strategy had a notional value $5,708,864 and $3,525,973, respectively, and a fair value of $235,076 and $118,557, respectively, and a carrying value of $235,076 and $118,557, respectively. As of December 31, 2006 and 2005, the average fair value of the derivative contracts in this strategy was $163,735 and $39,313, respectively. For the years ended December 31, 2006, 2005 and 2004, derivative contracts in this strategy reported a loss of

$(25,898), $(753) and $0, respectively, in realized capital gains and losses.

INTEREST RATE SWAPS: The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, interest rate swaps are used to manage duration risk between assets and liabilities. As of December 31, 2006 and 2005, interest rate swaps had a notional value of $616,500 and $0, respectively, and a fair value of $(2,941) and $0, respectively, and a carrying value of $(2,941) and $0, respectively. As of December 31, 2006 and 2005, the average fair value the derivative contracts in this strategy was $(919) and $0, respectively. For the year ended December 31, 2006, derivative contracts in this strategy reported a gain of $772 in realized capital gains and losses. During the years 2005 and 2004, there were no realized gains and losses.

EQUITY INDEX OPTIONS: The Company purchases S&P 500 options contracts to economically hedge the statutory reserve impact due to a decline in the equity markets. As of December 31, 2006 and 2005, derivative contracts in this strategy had a notional value $375,850 and $1,142,185, respectively, and a fair value of $1,271 and $13,456, respectively, and a carrying value of $1,271 and $13,456, respectively. As of December 31, 2006 and 2005, the average fair value of the derivative contracts in this strategy was $4,651 and $1,121, respectively. For the year ended December 31, 2006, derivative contracts in this strategy reported a loss of $(6,573) in realized capital gains and losses. During the years 2005 and 2004, there were no realized gains and losses.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps and forwards to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2006 and 2005, foreign currency swaps and forwards had a notional value $40,000 and $0, respectively, and a fair value of $(283) and $0, respectively, and a carrying value of $(283) and $0, respectively. As of December 31, 2006 and 2005, the average fair value for foreign currency derivatives was $264 and $(1,517), respectively. For the years ended December 31, 2006, 2005 and 2004, derivative contracts in this strategy reported a loss of $(805), $(1,788) and $0, respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2006 and 2005, the warrants had a notional value of $500 and a fair value of $0 and $178, respectively, and a carrying value of $0 and $178, respectively. As of December 31, 2006 and 2005, the average fair value of the warrants was $105 and $300, respectively. There were no realized gains and losses during the years 2006, 2005 and 2004.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10,000. The Company also minimized the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A1/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts and currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

(F)  CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's capital and surplus other than certain U.S. government and government agencies as of December 31, 2006 and 2005.

(G)  BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                             DECEMBER 31, 2006
                                                                      GROSS                     GROSS                 ESTIMATED
                                             STATEMENT             UNREALIZED                 UNREALIZED                FAIR
                                               VALUE                  GAINS                     LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies
 and
authorities:
 -- Guaranteed and sponsored                     $24,639                   $2                      $(172)                 $24,469
 -- Guaranteed and sponsored --                  669,419                5,876                     (7,797)                 667,498
  asset-backed
States, municipalities and political              36,164                   --                     (1,267)                  34,897
 subdivisions
International governments                         37,345                1,704                       (447)                  38,602
Public utilities                                 450,849                7,852                     (8,749)                 449,952
All other corporate -- excluding               2,118,796               56,768                    (29,167)               2,146,397
 asset-backed
All other corporate -- asset-backed            1,672,157               23,637                    (15,324)               1,680,470
Short-term investments                           395,954                   --                         --                  395,954
Parents, subsidiaries and affiliates              27,225                   --                         --                   27,225
                                           -------------            ---------                 ----------            -------------
   TOTAL BONDS AND SHORT-TERM INVESTMENTS     $5,432,548              $95,839                   $(62,923)              $5,465,464
                                           -------------            ---------                 ----------            -------------

                                                                             DECEMBER 31, 2006
                                                                GROSS                     GROSS                    ESTIMATED
                                                              UNREALIZED                UNREALIZED                   FAIR
                                            COST                GAINS                     LOSSES                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                 $5,922              $1,448                        $(9)                   $7,361
Common stock -- affiliated                   36,884                  --                    (31,069)                    5,815
                                          ---------            --------                 ----------                 ---------
                     TOTAL COMMON STOCKS    $42,806              $1,448                   $(31,078)                  $13,176
                                          ---------            --------                 ----------                 ---------

                                                                           DECEMBER 31, 2006
                                                                         GROSS                     GROSS               ESTIMATED
                                             STATEMENT                 UNREALIZED               UNREALIZED               FAIR
                                               VALUE                     GAINS                    LOSSES                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                $232,674                   $2,330                   $(5,298)              $229,706
                                            -----------                 --------                 ---------            -----------
               TOTAL PREFERRED STOCKS          $232,674                   $2,330                   $(5,298)              $229,706
                                            -----------                 --------                 ---------            -----------

                                                                            DECEMBER 31, 2005
                                                                     GROSS                      GROSS                 ESTIMATED
                                           STATEMENT              UNREALIZED                  UNREALIZED                FAIR
                                             VALUE                   GAINS                      LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies
 and
authorities:
 -- Guaranteed and sponsored                   $14,009                    $14                       $(94)                 $13,929
 -- Guaranteed and sponsored --                670,257                  1,326                    (10,434)                 661,149
  asset-backed
States, municipalities and political            36,173                    681                       (299)                  36,555
 subdivisions
International governments                       46,486                  4,615                       (564)                  50,537
Public utilities                               429,209                  7,123                     (5,579)                 430,753
All other corporate -- excluding             2,519,951                 70,032                    (33,027)               2,556,956
 asset-backed
All other corporate -- asset-backed          1,699,360                 25,090                    (17,627)               1,706,823
Short-term investments                         291,172                     --                         --                  291,172
Parents, subsidiaries and affiliates            61,725                     --                         --                   61,725
                                         -------------            -----------                 ----------            -------------
 TOTAL BONDS AND SHORT-TERM INVESTMENTS     $5,768,342               $108,881                   $(67,624)              $5,809,599
                                         -------------            -----------                 ----------            -------------

                                                                             DECEMBER 31, 2005
                                                                GROSS                     GROSS                    ESTIMATED
                                                              UNREALIZED                UNREALIZED                   FAIR
                                            COST                GAINS                     LOSSES                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                 $5,559              $1,002                        $(8)                   $6,553
Common stock -- affiliated                   36,884                  --                    (31,645)                    5,239
                                          ---------            --------                 ----------                 ---------
                     TOTAL COMMON STOCKS    $42,443              $1,002                   $(31,653)                  $11,792
                                          ---------            --------                 ----------                 ---------

                                                                          DECEMBER 31, 2005
                                                                    GROSS                   GROSS                  ESTIMATED
                                          STATEMENT               UNREALIZED             UNREALIZED                  FAIR
                                            VALUE                   GAINS                  LOSSES                    VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated             $13,253                  $ --                    $(318)                  $12,935
                                          ---------                  ----                  -------                 ---------
             TOTAL PREFERRED STOCKS         $13,253                  $ --                    $(318)                  $12,935
                                          ---------                  ----                  -------                 ---------

The statement value and estimated fair value of bonds at December 31, 2006 by estimated maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                      STATEMENT      ESTIMATED
                                                        VALUE       FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                                  $764,400       $766,809
Due after one year through five years                   1,637,293      1,647,996
Due after five years through ten years                  1,968,897      1,981,763
Due after ten years                                     1,061,958      1,068,896
                                                    -------------  -------------
                                             TOTAL     $5,432,548     $5,465,464
                                                    -------------  -------------

At December 31, 2006 and 2005, securities with a statement value of $3,509 and $3,508, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H)  MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding during 2006 were 9.38% and 5.26% and 9.50% and 5.78% during 2006 and 2005, respectively. During 2006 and 2005, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2006 and 2005, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2006 and 2005, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2006 and 2005.

(I)  RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The total recorded investment in restructured loans, as of December 31, 2006, 2005 and 2004 was $0, $0 and $1,207, respectively. The realized capital losses related to these loans, as of December 2006, 2005, and 2004 were $0, $0 and $157, respectively.

(J)  FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                              2006                             2005
                                                                                     ESTIMATED                        ESTIMATED
                                                                  STATEMENT             FAIR       STATEMENT             FAIR
                                                                    VALUE              VALUE         VALUE              VALUE
---------------------------------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments                                  $5,432,548          5,465,464    $5,768,342         $5,809,599
 Preferred stocks                                                     232,674            229,706        13,254             12,935
 Common stocks                                                         13,176             13,176        11,792             11,792
 Mortgage loans                                                       160,595            159,537        98,529             99,287
 Derivative related assets                                            244,422            226,994       135,699            124,391
 Policy loans                                                         324,631            324,631       323,911            323,911
 Other invested assets                                                 26,759             26,759        25,646             25,646
LIABILITIES
 Liability for deposit type contracts                                 $80,785            $80,785      $100,325           $100,325
 Derivative related liabilities                                         9,084             14,196         3,281              5,868
                                                                 ------------       ------------  ------------       ------------

[1] INCLUDED DERIVATIVES HELD FOR OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES WITH A FAIR VALUE ASSET POSITION OF $238,901 AND LIABILITY POSITION OF $3,562.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: the fair value for bonds, preferred stocks and common stocks are published by the NAIC or are determined by independent third party pricing service market quotations, independent broker quotations, or pricing matrices that use data provided by external sources; the amortized cost of short-term investments approximate fair value; the fair values of mortgage loans are estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans; policy loans carrying amounts approximate fair value; the fair value of derivative instruments is based upon either independent market quotations for exchange traded derivative contracts and independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs; and the fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2006 and 2005, the fair value of the loaned securities was approximately $76,090 and $128,082, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $192 $159 and $230 for the years ended December 31, 2006, 2005 and 2004, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, collateral pledged of $7,889 and $8,058, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2006 and 2005, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $225,602 and $202,196, respectively. At December 31, 2006 and 2005, cash collateral of $172,047 and $163,680, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments securities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2006 and 2005. As of December 31, 2006 and 2005, all collateral accepted was held in separate custodial accounts.

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2006 and 2005.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006.

                                              LESS THAN 12 MONTHS                                12 MONTHS OR MORE
                               AMORTIZED                           UNREALIZED      AMORTIZED                         UNREALIZED
                                  COST         FAIR VALUE            LOSSES           COST         FAIR VALUE          LOSSES
---------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored         $7,988          $7,967                $(21)        $11,657         $11,506               $(151)
 -- guaranteed & sponsored
 -- asset backed                   57,489          56,968                (521)        302,471         295,195              (7,276)
States, municipalities &
 political subdivisions            26,164          25,591                (573)         10,000           9,306                (694)
International Governments              --              --                  --          14,663          14,216                (447)
Public utilities                   99,646          98,353              (1,293)        171,165         163,709              (7,456)
All other corporate including
 international                    465,006         459,063              (5,943)        671,415         648,191             (23,224)
All other corporate -- asset
 backed                           317,346         314,913              (2,433)        561,586         548,695             (12,891)
                               ----------      ----------          ----------      ----------      ----------          ----------
       TOTAL FIXED MATURITIES     973,639         962,855             (10,784)      1,742,957       1,690,818             (52,139)
Common stock --unaffiliated            --              --                  --             516             507                  (9)
Common stock -- affiliated             --              --                  --          36,884           5,815             (31,069)
Preferred stock --
 unaffiliated                      83,674          82,501              (1,173)         99,048          94,923              (4,125)
                               ----------      ----------          ----------      ----------      ----------          ----------
                 TOTAL EQUITY      83,674          82,501              (1,173)        136,448         101,245             (35,203)
                               ----------      ----------          ----------      ----------      ----------          ----------
             TOTAL SECURITIES  $1,057,313      $1,045,356            $(11,957)     $1,879,405      $1,792,063            $(87,342)
                               ----------      ----------          ----------      ----------      ----------          ----------

                               12 MONTHS OR MORE         TOTAL
                               UNREALIZED ED                           UNREALIZED
                               LOSSES COST         FAIR VALUE            LOSSES
-----------------------------  ------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored            $19,645         $19,473               $(172)
 -- guaranteed & sponsored
 -- asset backed                      359,960         352,163              (7,797)
States, municipalities &
 political subdivisions                36,164          34,897              (1,267)
International Governments              14,663          14,216                (447)
Public utilities                      270,811         262,062              (8,749)
All other corporate including
 international                      1,136,421       1,107,254             (29,167)
All other corporate -- asset
 backed                               878,932         863,608             (15,324)
                                   ----------      ----------          ----------
       TOTAL FIXED MATURITIES       2,716,596       2,653,673             (62,923)
Common stock --unaffiliated               516             507                  (9)
Common stock -- affiliated             36,884           5,815             (31,069)
Preferred stock --
 unaffiliated                         182,722         177,424              (5,298)
                                   ----------      ----------          ----------
                 TOTAL EQUITY         220,122         183,746             (36,376)
                                   ----------      ----------          ----------
             TOTAL SECURITIES      $2,936,718      $2,837,419            $(99,299)
                                   ----------      ----------          ----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2006, fixed maturities represented approximately 63% of the Company's total unrealized loss amount which was comprised of approximately 590 different securities. Approximately 90% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2006 greater than 90%. The Company held no securities as of December 31, 2006 that were in an unrealized loss position in excess of $2,359.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 190 securities of which 96%, or $10,407, were comprised of securities with fair value to amortized cost ratios at or greater than 85%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2006 were comprised of approximately 400 securities. Of the twelve months or more unrealized loss amount 91%, or $47,628, was comprised of securities with fair value to amortized cost ratios as of December 31, 2006 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005.

                                    LESS THAN 12 MONTHS                                    12 MONTHS OR MORE
                     AMORTIZED                           UNREALIZED          AMORTIZED                             UNREALIZED
                        COST         FAIR VALUE            LOSSES               COST             FAIR VALUE          LOSSES
-------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't and
 Gov't agencies &
 authorities
 -- guaranteed &
  sponsored             $10,334         $10,315                $(19)             $2,596              $2,521                $(75)
 -- guaranteed &
 sponsored
 -- asset backed        432,499         424,183              (8,316)             58,018              55,900              (2,118)
States,
 municipalities &
 political
 subdivisions            11,173          10,875                (298)                 --                  --                  --
International
 Governments              5,206           5,119                 (87)             11,024              10,547                (477)
Public utilities        170,756         166,127              (4,629)             26,193              25,243                (950)
All other corporate
 including
 international        1,014,471         988,970             (25,501)            190,306             182,781              (7,525)
All other corporate
 --asset backed         682,612         670,729             (11,883)            215,025             209,281              (5,744)
                     ----------      ----------          ----------          ----------          ----------          ----------
        TOTAL FIXED
         MATURITIES   2,327,051       2,276,318             (50,733)            503,162             486,272             (16,890)
Common stock --
 unaffiliated               491             488                  (3)                  5                  --                  (5)
Common stock --
 affiliated                  --              --                  --              36,884               5,239             (31,645)
Preferred stock --
 unaffiliated            13,253          12,935                (318)                 --                  --                  --
                     ----------      ----------          ----------          ----------          ----------          ----------
       TOTAL EQUITY      13,744          13,423                (321)             36,889               5,239             (31,650)
                     ----------      ----------          ----------          ----------          ----------          ----------
   TOTAL SECURITIES  $2,340,795      $2,289,741            $(51,054)           $540,051            $491,511            $(48,540)
                     ----------      ----------          ----------          ----------          ----------          ----------

                     12 MONTHS OR MORE         TOTAL
                     UNREALIZED ED                           UNREALIZED
                     LOSSES COST         FAIR VALUE            LOSSES
-------------------  ------------------------------------------------------
U.S. Gov't and
 Gov't agencies &
 authorities
 -- guaranteed &
  sponsored                 $12,930         $12,836                $(94)
 -- guaranteed &
 sponsored
 -- asset backed            490,517         480,083             (10,434)
States,
 municipalities &
 political
 subdivisions                11,173          10,874                (298)
International
 Governments                 16,230          15,666                (564)
Public utilities            196,949         191,370              (5,579)
All other corporate
 including
 international            1,204,777       1,171,750             (33,026)
All other corporate
 --asset backed             897,637         880,010             (17,627)
                         ----------      ----------          ----------
        TOTAL FIXED
         MATURITIES       2,830,213       2,762,589             (67,623)
Common stock --
 unaffiliated                   496             488                  (8)
Common stock --
 affiliated                  36,884           5,239             (31,645)
Preferred stock --
 unaffiliated                13,253          12,935                (318)
                         ----------      ----------          ----------
       TOTAL EQUITY          50,633          18,662             (31,971)
                         ----------      ----------          ----------
   TOTAL SECURITIES      $2,880,846      $2,781,251            $(99,594)
                         ----------      ----------          ----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2005, fixed maturities represented approximately 100% of the Company's total unrealized loss amount which was comprised of approximately 570 different securities. Approximately 93% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The Company held no securities as of December 31, 2005 that were in an unrealized loss position in excess of $1,267.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 440 securities of which 96%, or $48,639, were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2005 were comprised of approximately 140 securities. Of the twelve months or more unrealized loss amount 96%, or $16,276, was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2006 and 2005. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4.  INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset as of December 31, are as follows:

                                                     2006            2005
--------------------------------------------------------------------------------
Total of all deferred tax assets (admitted and
 non-admitted)                                      $598,106        $539,349
Total of all deferred tax liabilities                (44,644)        (36,378)
                                                  ----------      ----------
Net deferred assets (admitted and non-admitted)      553,462         502,971
Net admitted deferred assets                          91,537          87,160
                                                  ----------      ----------
Total deferred tax assets non-admitted              $461,925        $415,811
Increase in deferred taxes non-admitted              $46,114         $95,460
                                                  ----------      ----------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2006 and 2005. The Company distributed the entire balance of the PSA of $88 million in 2006, thereby permanently eliminating the potential tax of $31 million.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities as of December 31, are as follows:

                                       2006           2005           2004
--------------------------------------------------------------------------------
Federal                                $31,961        $42,463       $(87,470)
Federal income tax on capital gains     (4,248)        (5,439)        23,483
                                     ---------      ---------      ---------
      CURRENT INCOME TAXES INCURRED    $27,713        $37,024       $(63,987)
                                     ---------      ---------      ---------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                              2006        2005      CHANGE
--------------------------------------------------------------------------------
Reserves                                      $50,141     $53,335    $(3,194)
Tax DAC                                       266,428     252,114     14,314
Unrealized Gains                               28,465          --     28,465
Bonds                                          30,220       9,114     21,106
Net Operating Losses
 carryforward/Alternative Minimum Tax
 credit                                       184,765     168,737     16,028
Software project deferrel                          --       2,763     (2,763)
Other                                          38,087      53,286    (15,199)
                                           ----------  ----------  ---------
                TOTAL DEFERRED TAX ASSETS    $598,106    $539,349    $58,757
                                           ----------  ----------  ---------
         DEFERRED TAX ASSETS NON-ADMITTED    $461,925    $415,811    $46,114
                                           ----------  ----------  ---------

Deferred tax liabilities resulting from book/tax difference:

                                        2006           2005          CHANGE
--------------------------------------------------------------------------------
Bonds                                  $(21,397)      $(17,000)      $(4,397)
Accrued deferred compensation            (4,627)        (5,475)          848
Deferred and uncollected                (17,661)       (13,010)       (4,651)
Other                                      (959)          (893)          (66)
                                      ---------      ---------      --------
      TOTAL DEFERRED TAX LIABILITIES   $(44,644)      $(36,378)      $(8,266)
                                      ---------      ---------      --------

                                      2006            2005          CHANGE
--------------------------------------------------------------------------------
Total deferred tax assets            $598,106        $539,349        $58,757
Total deferred tax liabilities        (44,644)        (36,378)        (8,266)
                                   ----------      ----------      ---------
Net deferred tax asset
 (liability)                         $553,462        $502,971        $50,491
Less: Change in deferred tax on
 unrealized gains (losses)                                            20,015
                                                                   ---------
Adjustment change in net deferred
 income tax                                                          $30,476
                                                                   ---------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations Before Federal Income Tax Benefit for the following reasons:

                                                    EFFECTIVE                      EFFECTIVE                         EFFECTIVE
                                                       TAX                            TAX                               TAX
                                    2006               RATE          2005            RATE            2004               RATE
---------------------------------------------------------------------------------------------------------------------------------
Tax provision at statutory rate     $128,249            35.0%         $89,641           35.0%         $67,442            35.0%
Tax preferred investments           (107,070)          (29.2)%       (114,783)         (44.8)%        (78,652)          (40.8)%
Unrealized gains/losses                   --              --               --             --           (5,367)           (2.8)%
IMR adjustment                        (6,430)           (1.8)%         (3,643)          (1.4)%           (369)           (0.2)%
1998-2001 IRS audit                       --              --               --             --         (102,502)          (53.2)%
2005 Tax Return true up
 adjustment                           (3,636)           (1.0)%             --             --               --              --
Foreign Tax Credits                  (11,157)           (3.0)%             --             --               --              --
Other                                 (2,719)           (0.7)%         (1,526)          (0.6)%          3,872             2.0%
                                 -----------          ------      -----------      ---------      -----------          ------
                          TOTAL      $(2,763)           (0.7)%       $(30,311)         (11.8)%      $(115,576)            (60)%
                                 -----------          ------      -----------      ---------      -----------          ------

                                               EFFECTIVE                        EFFECTIVE                           EFFECTIVE
                                                  TAX                              TAX                                 TAX
                               2006              RATE           2005               RATE            2004                RATE
---------------------------------------------------------------------------------------------------------------------------------
Federal and foreign income
 tax incurred                  $27,713            6.8%          $37,025            14.4%           $(63,987)          (33.2)%
Change in net deferred
 income taxes                  (30,476)          (7.5)%         (67,336)          (26.2)%           (51,589)          (26.8)%
                             ---------          -----        ----------          ------        ------------          ------
     TOTAL STATUTORY INCOME
                      TAXES    $(2,763)          (0.7)%        $(30,311)          (11.8)%         $(115,576)          (60.0)%
                             ---------          -----        ----------          ------        ------------          ------

(e) The Company has a foreign tax credit carry forward from 2005 of $5,761 which will expire in 2015. As of December 31, 2006, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2006      $55,681
2005      $41,532
2004       $7,825

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent the losses provide a benefit in the consolidated return. Intercompany tax balances are settled quarterly.

5.  REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $240,690 in 2006, an increase of $3,876 from the 2005 balance of $236,814. The total amount of reinsurance credits taken for this agreement is $370,292 in 2006, an increase of $5,962 from the 2005 balance of $364,330.

Effective August 31, 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK") (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to ceded and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date the Company received premiums collected since inception by HLIKK related to the in-force riders of $25,466.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company.

In connection with the Reinsurance Agreement, the Company collected premiums of $5,313, net of the recaptured premiums, as of December 31, 2006, and $38,462 as of December 31, 2005 and holds reserves of $28,863 and $38,462 at December 31, 2006 and 2005, respectively.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company automatically ceded 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. During September 2005, the Company recaptured this indemnity reinsurance arrangement from HLA. As a result of the recapture, HLA transferred reserves of $83.3 million, along with hedging assets with a fair value of $126.5 million resulting in cash paid by the Company to HLA of $43.2 million.

The amount of reinsurance recoverables from reinsurers was $11,213 and $14,593 at December 31, 2006 and 2005, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                                      DIRECT        ASSUMED         CEDED                NET
---------------------------------------------------------------------------------------------------------------------------------
2006
Aggregate Reserves for Life and
 Accident and Health Policies                                         $6,189,958    $1,385,824    $(1,152,935)         $6,422,847
Policy and Contract Claim Liabilities                                    $51,900       $13,508       $(32,773)            $32,635
Premium and Annuity Considerations                                    $9,936,139      $210,011      $(303,845)         $9,842,305
Death, Annuity, Disability and Other Benefits                           $275,788      $106,626       $(83,321)           $299,093
Surrenders and Other Fund Withdrawals                                $10,086,669      $673,938    $(1,706,377)         $9,054,230

2005                                                                  Direct        Assumed         Ceded                Net
---------------------------------------------------------------------------------------------------------------------------------
Aggregate Reserves for Life and
 Accident and Health Policies                                         $5,709,495    $1,474,084    $(1,033,127)         $6,150,452
Policy and Contract Claim Liabilities                                    $21,717        $9,087        $(5,885)            $24,919
Premium and Annuity Considerations                                    $9,133,178      $270,423      $(251,264)         $9,152,337
Death, Annuity, Disability and Other Benefits                           $214,103      $115,716       $(49,707)           $280,112
Surrenders and Other Fund Withdrawals                                 $7,991,353      $624,025    $(1,640,814)         $6,974,564

                                                                      DIRECT        ASSUMED         CEDED                NET
---------------------------------------------------------------------------------------------------------------------------------
2004
Aggregate Reserves for Life and
Accident and Health Policies                                          $5,626,098    $1,483,460      $(948,528)         $6,161,030
Policy and Contract Claim Liabilities                                    $21,331       $14,491        $(8,942)            $26,880
Premium and Annuity Considerations                                   $11,712,335      $259,653      $(352,200)        $11,619,788
Death, Annuity, Disability and Other Benefits                           $196,436      $113,044       $(40,442)           $269,038
Surrenders and Other Fund Withdrawals                                 $6,150,801      $584,474    $(1,300,184)         $5,435,091

6.  PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2006
                                             Gross             Net of Loading
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $4,060               $4,785
Ordinary Renewal                                38,012               45,615
Group Life                                          32                   60
                                             ---------            ---------
                                      TOTAL    $42,104              $50,460
                                             ---------            ---------

                                                            2005
                                             GROSS             NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,309               $3,798
Ordinary Renewal                                21,266               34,666
Group Life                                          34                   62
                                             ---------            ---------
                                      TOTAL    $24,609              $38,526
                                             ---------            ---------

7.  RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. During 2006 the Company revised its method of allocating certain indirect expenses. Indirect expenses may not be indicative of the costs that would have been incurred on a stand alone basis.

The Company provides Woodbury Financial Services ("WFS") with additional revenues to achieve break-even results on a pre-tax basis. Such additional revenues were $8.4 million and $8.7 million in 2006 and 2005, respectively.

The Company has also invested in bonds of its indirect affiliate, HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

At December 31, 2006 and 2005, the Company reported $10,339 and $329, respectively, as a receivable from and $30,498 and $34,130, respectively, as a payable to parents, subsidiaries and affiliates. The terms of the settlement require that these amounts be settled generally within 30 days.

For additional information, see Notes 4, 5, 8 and 11.

8.  PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $10,717, $8,226 and $31,786 for 2006, 2005 and 2004, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2006, 2005 or 2004.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2006 and 2005 and 2004 was $4,113 and $3,326 and $3,842,
respectively.

9.  CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2006 dividends of $115,000 were paid and no dividends were paid or declared in 2005 or 2004. The amount available for dividend in 2007 is approximately $288,226.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $31,718.

10.  SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $76,317,895 and $68,323,841 as of December 31, 2006 and 2005, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $1,237,941, $1,079,230 and $903,907 for the years ended December 31, 2006, 2005 and 2004, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2006 is as follows:

                                                                NONINDEXED
                                                                GUARANTEED                               NON-
                                                                LESS THAN           NONINDEXED        GUARANTEED
                                                                 OR EQUAL           GUARANTEED         SEPARATE
                                                                  TO 4%            MORE THAN 4%        ACCOUNTS         TOTAL
---------------------------------------------------------------------------------------------------------------------------------
1.  Premiums considerations or
  deposits for the year ended 2006                                 $ --                $ --             $6,907,634     $6,907,634
2.  Reserves @ year end                                              --                  --                     --             --
  I.  For accounts with assets at:                                   --                  --                     --             --
    a.  Market value                                                 --                  --             73,933,895     73,933,895
    b.  Amortized cost                                               --                  --                     --             --
                                                                   ----                ----          -------------  -------------
    c.  Total reserves                                             $ --                $ --            $73,933,895    $73,933,895
                                                                   ----                ----          -------------  -------------
  II.  By withdrawal characteristics:
    a.  Subject to discretionary withdrawal                        $ --                $ --                   $ --           $ --
    b.  With MVA adjustment                                          --                  --                     --             --
    c.  @ BV without MV adjustment and with                          --                  --                     --             --
      surrender charge of 5% or more                                 --                  --                     --             --
    d.  @ Market value                                               --                  --             73,816,967     73,816,967
    e.  @ BV without MV adjustment and with                          --                  --                     --             --
      surrender charge less than 5%                                  --                  --                     --             --
                                                                   ----                ----          -------------  -------------
    f.  Subtotal                                                   $ --                $ --            $73,816,967    $73,816,967
    g.  Not subject to discretionary withdrawal                      --                  --                116,928        116,928
                                                                   ----                ----          -------------  -------------
    h.  Total                                                      $ --                $ --            $73,933,895    $73,933,895
                                                                   ----                ----          -------------  -------------

Below is the reconciliation of Net Transfers to (from) Separate Accounts as of December 31,:

                                                                           2006                2005                2004
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                             $6,907,635          $6,181,003          $8,453,455
Transfer from Separate Accounts                                           (7,637,822)         (5,041,408)         (2,862,330)
                                                                       -------------       -------------       -------------
Net Transfer (from)/to Separate Accounts                                    (730,187)          1,139,595           5,591,125
Internal Exchanges & Other Separate Account Activity                          55,063              52,973              56,855
                                                                       -------------       -------------       -------------
Transfer (from)/to Separate Accounts on the Statement of Operations        $(675,124)         $1,192,568          $5,647,980
                                                                       -------------       -------------       -------------

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(A)  LITIGATION

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford has received requests for information and subpoenas from the SEC, subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these contract owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.

To date, the SEC's and New York Attorney General's market timing investigations have not resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. As of December 31, 2006, The Hartford had a reserve of $83 million, pre-tax, for the market timing matters. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to The Hartford of these matters could exceed the reserve by an amount that would have a material adverse effect on The Hartford's consolidated results of operations or cash flows in a particular quarterly or annual period. It is also uncertain whether and to what extent the cost of any resolution of this matter would be allocated to Hartford Life and Annuity Insurance Company.

(B)  GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $308, $1,450 and $1,268 in 2006, 2005 and 2004, respectively, of which $279, $1,020 and $762 in 2006, 2005 and 2004, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,914 and $4,184 as of December 31, 2006 and 2005, respectively.

(C)  LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied by The Hartford's life insurance companies was $15,719, $16,470 and $16,738 in 2006, 2005 and 2004, respectively. Future minimum rental commitments are as follows:

2007                                                                     $14,235
2008                                                                      12,318
2009                                                                      10,540
2010                                                                       9,193
2011                                                                       1,907
Thereafter                                                                 1,871
                                                                       ---------
                                                                TOTAL    $50,064
                                                                       ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $4,891 $12,860 and $5,574 in 2006, 2005 and
2004, respectively.

(D)  TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, the utilization of capital loss carry forwards at the mutual fund level and appropriate levels of taxable income.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to the actual FTC's passed through by the mutual funds.

(E)  FUNDING OBLIGATION

At December 31, 2006, the Company had an outstanding commitment totaling $2,747 related to a mortgage loan funding that has commitment period that expires in less than one year.

                                     *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                     SCHEDULE I -- SELECTED FINANCIAL DATA
                               DECEMBER 31, 2006
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
 U.S. Government Bonds                                               $2,957
 Bonds Exempt from U.S. Tax                                              46
 Other Bonds (unaffiliated)                                         287,867
 Bonds of Affiliates                                                  2,791
 Preferred Stocks (unaffiliated)                                     10,436
 Preferred Stocks of affiliates                                          --
 Common Stocks (unaffiliated)                                           363
 Common Stocks of affiliates                                             --
 Mortgage Loans                                                       9,591
 Real Estate                                                          2,472
 Contract loans                                                      21,199
 Cash/short-term Investments                                         12,461
 Derivative Instruments                                              (1,596)
 Other Invested Assets                                                   --
 Aggregate Write-ins for Investment Income                           (2,097)
                                                              -------------
                                     GROSS INVESTMENT INCOME        346,490
 Less: Investment Expenses                                            7,143
                                                              -------------
                                       NET INVESTMENT INCOME       $339,347
                                                              -------------
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                  $25,667
                                                              -------------
MORTGAGE LOANS -- BOOK VALUE:
 Farm Mortgages                                                      $3,300
 Residential Mortgages                                                   --
 Commercial Mortgages                                               157,295
                                                              -------------
                                        TOTAL MORTGAGE LOANS       $160,595
                                                              -------------
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
 Good Standing                                                     $160,595
 Good Standing with Restructured Terms                                   --
 Interest Overdue More Than 90 Days                                      --
 Not In Foreclosure                                                      --
 Foreclosure In Process                                                  --
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                               $1
                                                              -------------
COLLATERAL LOANS                                                       $ --
                                                              -------------
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES --
 BOOK VALUE:
 Bonds                                                              $27,225
 Preferred Stocks                                                        --
 Common Stocks                                                        5,815
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
 Due within one year or less                                       $764,400
 Over 1 year through 5 years                                      1,637,293
 Over 5 years through 10 years                                    1,968,897
 Over 10 years through 20 years                                     569,021
 Over 20 years                                                      492,937
                                                              -------------
                                           TOTAL BY MATURITY     $5,432,548
                                                              -------------

By Class -- Statement Value
 Class 1                                                         $3,900,797
 Class 2                                                          1,326,264
 Class 3                                                            158,142
 Class 4                                                             42,404
 Class 5                                                              3,247
 Class 6                                                              1,694
                                                              -------------
                                              TOTAL BY CLASS     $5,432,548
                                                              -------------
Total Publicly Traded                                            $4,195,959
Total Privately Placed                                            1,236,589
                                                              -------------
                                         TOTAL BY MAJOR TYPE     $5,432,548
                                                              -------------
INVESTMENT BALANCES:
 Preferred Stocks -- Statement Value                               $232,674
 Common Stocks -- Market Value                                       13,176
 Short-Term Investments -- Book Value                               395,954
 Options, Caps, and Floors Owned -- Statement Value                 252,319
 Options, Caps, and Floors Written and Inforce -- Statement              --
  Value
 Collar, Swap, and Forward Agreements Open -- Statement             (16,981)
  Value
 Financial Futures Contracts Open -- Current Value                  507,822
 Cash on Deposit                                                     46,429
 Cash Equivalents                                                    25,265
LIFE INSURANCE IN FORCE:
 Industrial                                                            $ --
 Ordinary                                                        81,570,479
 Credit Life                                                             --
 Group Life                                                         233,245
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
 Ordinary Policies                                                  $57,390
POLICIES WITH DISABILITY PROVISIONS IN FORCE:
 Industrial                                                            $ --
 Ordinary                                                         5,497,483
 Credit Life                                                             --
 Group Life                                                           6,188
SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                          --
Ordinary -- Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                       3,405
Group -- Not Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                          --
Group -- Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                          --

ANNUITIES:
Ordinary:
 Immediate -- Amount of Income Payable                                   $41,044
 Deferred -- Fully Paid Account Balance                               76,894,814
 Deferred -- Not Fully Paid -- Account Balance                            82,691
Group:
 Amount of Income Payable                                                    $80
 Fully Paid Account Balance                                              411,353
 Not Fully Paid -- Account Balance                                            --
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
 Ordinary                                                                 $1,235
 Group                                                                        --
 Credit                                                                       --
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
 Deposit Funds -- Account Balance                                        $41,468
 Dividend Accumulations -- Account Balance                                   130
CLAIM PAYMENTS:
Group Accident & Health
 2006                                                                       $ --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 2002                                                                         --
 Prior                                                                        --
Other Accident & Health
 2006                                                                   $935,253
 2005                                                                    286,872
 2004                                                                     93,293
 2003                                                                    117,161
 2002                                                                     27,591
 Prior                                                                   761,542
Other Coverages that use Development Methods to Calculate Claim
 Reserves
 2006                                                                       $ --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 2002                                                                         --
 Prior                                                                        --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2006
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                                        ADMITTED ASSETS AS
                                                                       GROSS INVESTMENT                  REPORTED IN THE
                                                                           HOLDINGS                      ANNUAL STATEMENT
                                                                 AMOUNT             PERCENT        AMOUNT             PERCENT
---------------------------------------------------------------------------------------------------------------------------------
Investment Categories
1. Bonds
  1.1 U.S. treasury securities                                    $24,639              0.4          $24,639              0.4
  1.2 U.S. government agency and corporate obligations
   (excluding mortgage-backed securities):
    1.21 Issued by U.S. government agencies                            --               --               --               --
    1.22 Issued by U.S. government sponsored agencies                  --               --               --               --
  1.3 Foreign government (Including Canada, excluding
   mortgage-backed securities)                                      5,140              0.1            5,140              0.1
  1.4 Securities issued by states, territories and
   possessions and political subdivisions general
   obligations:
    1.41 State, territories and possessions general
     obligations                                                    1,164              0.0            1,164              0.0
    1.42 Political subdivisions of states, territories &
     possessions & political subdivisions general obligations          --               --               --               --
    1.43 Revenue and assessment obligations                        35,000              0.5           35,000              0.5
    1.44 Industrial development and similar obligations                --               --               --               --
  1.5 Mortgage-backed securities (includes residential and
   commercial MBS):
    1.51 Pass-through securities:
      1.511 Issued or guaranteed by GNMA                           22,584              0.3           22,584              0.3
      1.512 Issued or guaranteed by FNMA and FHLMC                443,424              6.8          443,424              6.8
      1.513 Privately issued                                           --               --               --               --
    1.52 CMOs and REMICs:
      1.521 Issued or guaranteed by GNMA, FNMA, FHLMC or VA       130,524              2.0          130,524              2.0
      1.522 Issued by non-U.S. Government issuers and
       collateralized by mortgage-backed securities issued or
       guaranteed by agencies shown in Line 1.521                      --               --               --               --
      1.523 All other privately issued                          1,750,268             26.9        1,750,268             26.9
2. Other debt and other fixed income securities (excluding
 short-term):
  2.1 Unaffiliated domestic securities (includes credit
   tenant loans rated by SVO)                                   2,035,538             31.3        2,035,538             31.3
  2.2 Unaffiliated foreign securities                             561,088              8.6          561,088              8.6
  2.3 Affiliated securities                                        27,225              0.4           27,225              0.4
3. Equity Interests:
  3.1 Investment in mutual funds                                    7,362              0.1            7,362              0.1
  3.2 Preferred stocks:
    3.21 Affiliated                                               232,675              3.6          232,675              3.6
    3.22 Unaffiliated                                                  --               --               --               --
  3.3 Publicly traded equity securities (excluding preferred stocks):
    3.31 Affiliated                                                    --               --               --               --
    3.32 Unaffiliated                                                  --               --               --               --
  3.4 Other equity securities:
    3.41 Affiliated                                                 5,815              0.1            5,815              0.1
    3.42 Unaffiliated                                                  --               --               --               --
  3.5 Other equity securities including tangible personal
   property under lease:
    3.51 Affiliated                                                    --               --               --               --
    3.52 Unaffiliated                                                  --               --               --               --
4. Mortgage loans:
  4.1 Construction and land development                                --               --               --               --
  4.2 Agricultural                                                  3,300              0.1            3,300              0.1
  4.3 Single family residential properties                             --               --               --               --
  4.4 Multifamily residential properties                               --               --               --               --
  4.5 Commercial loans                                            157,295              2.4          157,295              2.4
  4.6 Mezzanine real estate loans                                      --               --               --               --
5. Real estate investments:
  5.1 Property occupied by company                                 25,667              0.4           25,667              0.4
  5.2 Property held for production of income                           --               --               --               --
  5.3 Property held for sale                                           --               --               --               --
6. Policy loans                                                   324,631              5.0          324,631              5.0
7. Receivables for securities                                       1,090              0.0            1,090              0.0
8. Cash, cash equivalents and short-term investments              467,648              7.2          467,648              7.2
9. Other invested assets                                          244,362              3.8          244,362              3.8
                                                               ----------            -----       ----------            -----
10. TOTAL INVESTED ASSETS                                      $6,506,439            100.0       $6,506,439            100.0
                                                               ----------            -----       ----------            -----

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                SCHEDULE III -- INVESTMENT RISKS INTERROGATORIES
                                  DUE APRIL 1
                      FOR THE YEAR ENDED DECEMBER 31, 2006
                 OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              ADDRESS (CITY, STATE, ZIP CODE): SIMSBURY, CT 06089

NAIC Group Code                        0091     NAIC Company Code             71153     Employer's ID Number          39-1052598

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1. Reporting entity's total admitted assets as reported on
 Page 2 of this annual statement.                                $6,768,243,570
2. Ten largest exposures to a single
 issuer/borrower/investment.

                                                                                                    4
                                                              2                                PERCENTAGE
1                                                             DESCRIPTION         3             OF TOTAL
ISSUER                                                        OF EXPOSURE      AMOUNT        ADMITTED ASSETS
------------------------------------------------------------------------------------------------------------------
  2.01 Hartford Stip                                          Bond            $146,056,217              2.158%
  2.02 Jpmorgan Prime MMF Agency Shares                       Bond             $93,077,196              1.375%
  2.03 Hartford Securities Lending Pool                       Bond             $53,000,000              0.783%
  2.04 Fortis Commerical Mortgage Portfolio Mortgage Loan     Bond             $49,620,112              0.733%
  2.05 Hutchison Whampoa Limited                              Bond             $45,995,714              0.680%
  2.06 CIT Group Inc                                          Bond             $41,722,055              0.616%
  2.07 Xstrata PLC                                            Bond             $38,088,679              0.563%
  2.08 BA Master Credit Card Trust MBNA                       Bond             $36,640,958              0.541%
  2.09 Wyeth                                                  Bond             $36,425,088              0.538%
  2.10 Progress Energy Inc                                    Bond             $36,143,753              0.534%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

BONDS                                                                1                 2
------------------------------------------------------------------------------------------------------
  3.01 NAIC-1                                                  $3,900,797,090             57.634%
  3.02 NAIC-2                                                  $1,326,264,575             19.595%
  3.03 NAIC-3                                                    $158,141,862              2.337%
  3.04 NAIC-4                                                     $42,403,630              0.627%
  3.05 NAIC-5                                                      $3,246,862              0.048%
  3.06 NAIC-6                                                      $1,694,136               0.25%

PREFERRED STOCKS                                                     3                 4
-----------------------------------------------------------------------------------------------------
  3.07 P/RP-1                                                     $68,025,736              1.005%
  3.08 P/RP-2                                                    $116,176,095              1.716%
  3.09 P/RP-3                                                     $48,472,592              0.716%
  3.10 P/RP-4                                                               $              0.000%
  3.11 P/RP-5                                                               $              0.000%
  3.12 P/RP-6                                                               $              0.000%
4. Assets held in foreign investments:
  4.01 Are assets held in foreign investments less than 2.5%
   of the reporting entity's total admitted assets?                   Yes / /             No / /
  4.02 Total admitted assets held in foreign investments         $755,542,915             11.163%
  4.03 Foreign-currency-denominated investments                             $              0.000%
  4.04 Insurance liabilities denominated in that same
   foreign currency                                                         $              0.000%
  If response to 4.01 above is yes, responses are not
  required for interrogatories 5-10.
5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:
                                                                     1                 2
                                                              ---------------  -----------------
  5.01 Countries rated NAIC-1                                    $755,542,915             11.163%
  5.02 Countries rated NAIC-2                                               $              0.000%
  5.03 Countries rated NAIC-3 or below                                      $              0.000%

6. Two largest foreign investment exposures to a single
 country, categorized by the country's NAIC sovereign
 rating:
                                                                   1                2
                                                              -----------  --------------------
Countries rated NAIC-1:
  6.01 Country: United Kingdom                                $161,385,383                2.384%
  6.02 Country: Australia                                     $101,366,275                1.498%
Countries rated NAIC-2:
  6.03 Country:                                                         $                 0.000%
  6.04 Country:                                                         $                 0.000%
Countries rated NAIC-3 or below:
  6.05 Country:                                                         $                 0.000%
  6.06 Country:                                                         $                 0.000%
                                                                   1                2
                                                              -----------  --------------------
7. Aggregate unhedged foreign currency exposure:                        $                 0.000%
8. Aggregate unhedged foreign currency exposure categorized
 by NAIC sovereign rating:
  8.01 Countries rated NAIC-1                                           $                 0.000%
  8.02 Countries rated NAIC-2                                           $                 0.000%
  8.03 Countries rated NAIC-3 or below                                  $                 0.000%
9. Two largest unhedged foreign currency exposures to a
 single country, categorized by the country's NAIC sovereign rating:
                                                                   1                2
                                                              -----------  --------------------
Countries rated NAIC-1:
  9.01 Country:                                                         $                 0.000%
  9.02 Country:                                                         $                 0.000%
Countries rated NAIC-2:
  9.03 Country:                                                         $                 0.000%
  9.04 Country:                                                         $                 0.000%
Countries rated NAIC-3 or below:
  9.05 Country:                                                         $                 0.000%
  9.06 Country:                                                         $                 0.000%
10. Ten largest non-sovereign (i.e. non-governmental)
 foreign issues:

1                                                             2
ISSUER                                                        NAIC RATING         3                 4
------------------------------------------------------------------------------------------------------------------
  10.01 HUTCHISON WHAMPOA LIMITED                             1FE              $45,995,714              0.680%
  10.02 COCA-COLA AMATIL LIMITED                              1                $29,824,479              0.441%
  10.03 STANDARD CHARTERED PLC                                RP3LFE           $27,487,000              0.406%
  10.04 EDIZIONE HOLDING                                      1FE              $24,980,047              0.369%
  10.05 FRANCE TELECOM                                        1FE              $24,630,932              0.364%
  10.06 SUMITOMO MITSUI FINANCIAL GROUP INC                   RP3LFE           $20,985,592              0.310%
  10.07 KBC GROEP NV                                          RP1L             $20,425,207              0.302%
  10.08 BT GROUP PLC                                          2FE              $20,046,413              0.296%
  10.09 HUNTER DOUGLAS NV                                     1               $20,000,0007              0.295%
  10.10 BNP RARIBAS                                           RP2L             $19,000,000              0.281%
11. Amounts and percentages of the reporting entity's total
 admitted assets held in Canadian investments and unhedged
 Canadian currency exposure:
  11.01 Are assets held in Canadian investments less than
   2.5% of the reporting entity's total admitted assets?                           Yes / /               No x
     If response to 11.01 is yes, detail is not required for
     the remainder of Interrogatory 11.
  11.02 Total admitted assets held in Canadian Investments                    $197,901,325              2.924%
  11.03 Canadian currency-denominated investments                              $10,000,000              0.148%
  11.04 Canadian-denominated insurance liabilities                                       $              0.000%
  11.05 Unhedged Canadian currency exposure                                              $              0.000%
12. Report aggregate amounts and percentages of the
 reporting entity's total admitted assets held in
 investments with contractual sales restrictions.
  12.01 Are assets held in investments with contractual
   sales restrictions less than 2.5% of the reporting
   entity's total admitted assets?                                                   Yes x             No / /
     If response to 12.01 is yes, responses are not required
     for the remainder of Interrogatory 12.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
  12.02 Aggregate statement value of investments with
   contractual sales restrictions:                                          $              0.000%
  12.03                                                                     $              0.000%
  12.04                                                                     $              0.000%
  12.05                                                                     $              0.000%

13. Amounts and percentages of admitted assets held in the
 largest 10 equity interests:
  13.01 Are assets held in equity interest less than 2.5% of
   the reporting entity's total admitted assets?                           Yes / /               No x
     If response to 13.01 above is yes, responses are not
     required for the remainder of Interrogatory 13.

1
NAME OF ISSUER                                                       2                 3
-----------------------------------------------------------------------------------------------------
  13.02 STANDARD CHARTERED PLC                                    $27,487,000              0.406%
  13.03 SUMITOMO MITSUI FINANCIAL GROUP INC                       $20,985,592              0.310%
  13.04 KBC GROEP NV                                              $20,425,207              0.302%
  13.05 WELLS FARGO & COMPANY                                     $20,381,727              0.301%
  13.06 BNP PARIBAS                                               $19,000,000              0.281%
  13.07 RESONA HOLDINGS INC                                       $14,086,859              0.208%
  13.08 NIB CAPITAL NV                                            $13,943,886              0.206%
  13.09 USB REALTY CORP                                           $11,199,552              0.165%
  13.10 RABOBANK NEDERLAND                                        $10,063,885              0.149%
  13.11 BANK OF IRELAND                                            $9,000,000              0.133%
14. Amounts and percentages of the reporting entity's total
 admitted assets held in nonaffiliated, privately placed
 equities:
  14.01 Are assets held in nonaffiliated, privately placed
   equities less than 2.5% of the reporting entity's total
   admitted assets?                                                     Yes x             No / /
     If response to 14.01 above is yes, responses are not
     required for the remainder of Interrogatory 14.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
  14.02 Aggregate statement value of investments held in
   nonaffiliated, privately placed equities:                                $              0.000%
     Largest 3 investments held in nonaffiliated, privately
     placed equities:
  14.03                                                                     $              0.000%
  14.04                                                                     $              0.000%
  14.05                                                                     $              0.000%
15. Amounts and percentages of the reporting entity's total
 admitted assets held in general partnership interests:
  15.01 Are assets held in general partnership interests
   less than 2.5% of the reporting entity's total admitted
   assets?                                                              Yes x             No / /
     If response to 15.01 above is yes, responses are not
     required for the remainder of Interrogatory 15.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
  15.02 Aggregate statement value of investments held in
   general partnership interests:                                           $              0.000%
     Largest 3 investments in general partnership interests:
  15.03                                                                     $              0.000%
  15.04                                                                     $              0.000%
  15.05                                                                     $              0.000%
16. Amounts and percentages of the reporting entity's total
 admitted assets held in mortgage loans:
  16.01 Are mortgage loans reported in Schedule B less than
   2.5% of the reporting entity's total admitted assets?                Yes x             No / /
     If response to 16.01 above is yes, responses are not
     required for the remainder of Interrogatory 16 and
     Interrogatory 17.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
Type (Residential, Commercial, Agricultural)
------------------------------------------------------------  ---------------  -----------------
  16.02                                                                     $              0.000%
  16.03                                                                     $              0.000%
  16.04                                                                     $              0.000%
  16.05                                                                     $              0.000%
  16.06                                                                     $              0.000%
  16.07                                                                     $              0.000%
  16.08                                                                     $              0.000%
  16.09                                                                     $              0.000%
  16.10                                                                     $              0.000%
  16.11                                                                     $              0.000%
Amount and percentage of the reporting entity's total
 admitted assets held in the following categories of
 mortgage loans:
                                                                   Loans
                                                              ---------------
  16.12 Construction loans                                                  $              0.000%
  16.13 Mortgage loans over 90 days past due                                $              0.000%
  16.14 Mortgage loans in the process of foreclosure                        $              0.000%
  16.15 Mortgage loans foreclosed                                           $              0.000%
  16.16 Restructured mortgage loans                                         $              0.000%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                       RESIDENTIAL                      COMMERCIAL                      AGRICULTURAL
         LOAN-TO-VALUE              1              2                3               4                5               6
---------------------------------------------------------------------------------------------------------------------------------
  17.01 above 95%                       $           0.000%               $           0.000%               $           0.000%
  17.02 91% to 95%                      $           0.000%               $           0.000%               $           0.000%
  17.03 81% to 90%                      $           0.000%               $           0.000%               $           0.000%
  17.04 71% to 80%                      $           0.000%               $           0.000%               $           0.000%
  17.05 below 70%                       $           0.000%               $           0.000%               $           0.000%
18. Amounts and percentages of
 the reporting entity's total
 admitted assets held in each
 of the five largest
 investments in real estate:
  18.01 Are assets held in real                                                                       Yes x          No / /
   estate reported less than
   2.5% of the reporting
   entity's total admitted
   assets?
     If response to 18.01 above
     is yes, responses are not
     required for the remainder
     of Interrogatory 18.
  Largest five investments in
  any one parcel or group of
  contiguous parcels of real
  estate.
Description                                                                                          2               3
-------------------------------  --------  --  ----------  ---  ----------  --  ----------  ---  ----------  --  ----------
                                                                                                 ----------      ----------
  18.02                                                                                                   $           0.000%
  18.03                                                                                                   $           0.000%
  18.04                                                                                                   $           0.000%
  18.05                                                                                                   $           0.000%
  18.06                                                                                                   $           0.000%
19. Report aggregate amounts
 and percentages of the
 reporting entity's total
 admitted assets held in
 mezzanine real estate loans.
  19.01 Are assets held in                                                                            Yes x          No / /
   investments held in
   mezzanine real estate loans
   less than 2.5% of the
   reporting entity's admitted
   asses?
     Is response to 19.01 is
     yes, responses are not
     required for the remainder
     of interrogatory 19.
               1                                                                                     2               3
-------------------------------  --------  --  ----------  ---  ----------  --  ----------  ---  ----------  --  ----------
                                                                                                 ----------      ----------
  19.02 Aggregate statement                                                                               $           0.000%
   value of investments held in
   mezzanine real estate loans
   Largest three investments
   held in mezzanine real
   estate loans.
  19.03                                                                                                   $           0.000%
  19.04                                                                                                   $           0.000%
  19.05                                                                                                   $           0.000%

20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                   AT YEAR-END                               AT END OF EACH QUARTER
                                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                               1                 2                  3                  4                  5
---------------------------------------------------------------------------------------------------------------------------------
  20.01 Securities lending (do not        $75,823,346              1.120%       $91,596,756        $80,846,277        $51,636,824
   include assets held as collateral for
   such transactions)
  20.02 Repurchase agreements                       $              0.000%                 $                  $                  $
  20.03 Reverse repurchase agreements               $              0.000%                 $                  $                  $
  20.04 Dollar repurchase agreements                $              0.000%                 $                  $                  $
  20.05 Dollar reverse repurchase                   $              0.000%                 $                  $                  $
   agreements

21. Amounts and percentages indicated below for warrants not attached to other financial instruments, options, caps and floors:

                                                                    OWNED                                 WRITTEN
                                                            1                    2                   3               4
---------------------------------------------------------------------------------------------------------------------------------
  21.01 Hedging                                                    $                0.000%                $           0.000%
  21.02 Income generation                                          $                0.000%                $           0.000%
  21.03 Other                                           $252,319,121                3.728%                $           0.000%

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                   AT YEAR-END                               AT END OF EACH QUARTER
                                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                              1                  2                  3                  4                  5
---------------------------------------------------------------------------------------------------------------------------------
  21.01 Hedging                            $3,545,447              0.052%        $4,787,112         $3,829,791         $3,703,970
  21.02 Income generation                           $              0.000%                 $                  $                  $
  21.03 Replications                         $118,455              0.002%                 $                  $                  $
  21.04 Other                             $24,482,891              0.362%       $17,581,640        $26,276,153         $2,493,177

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                   AT YEAR-END                               AT END OF EACH QUARTER
                                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                               1                 2                  3                  4                  5
---------------------------------------------------------------------------------------------------------------------------------
  23.01 Hedging                                     $              0.000%                 $                  $                  $
  23.02 Income generation                           $              0.000%                 $                  $                  $
  23.03 Replications                                $              0.000%                 $                  $                  $
  23.04 Other                              $8,834,500              0.131%        $6,640,400         $1,716,050         $2,918,700

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life and Annuity
              Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(2)
       (b)    Form of Dealer Agreement.(2)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(1)
       (5)    Form of Application.(1)
       (6)    (a) Certificate of Incorporation of Hartford.(3)
              (b) Bylaws of Hartford.(3)
       (7)    Form of Reinsurance Agreement.(4)
       (8)    Participation Agreement.(1)
       (9)    Opinion and Consent of Richard J. Wirth, Senior Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-80732, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-80732, dated May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(4) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed on April 12, 1999.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Robert Arena                        Senior Vice President
Simpa Baiye                         Assistant Actuary
David G. Bedard                     Senior Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Christopher M. Grinnell             Assistant Vice President
Daniel R. Guilbert                  Actuary, Vice President
Susan M. Hess                       Assistant Vice President
Charles E. Hunt                     Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Vice President, Chief Compliance Officer
Stephen T. Joyce                    Senior Vice President
Thomas P. Kalmbach                  Vice President and Actuary
Diane Krajewski                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Joseph F. Mahoney                   Vice President
Thomas M. Marra                     President, Chief Executive Officer and Chairman of the Board, Director*
Kenneth A. McCullum                 Senior Vice President and Actuary
Ernest M. McNeill, Jr.              Senior Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Assistant Vice President
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Executive Vice President, Director*
Richard J. Wirth                    Assistant Vice President
Neal S. Wolin                       Executive Vice President, General Counsel
Lizabeth H. Zlatkus                 Executive Vice President, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, Connecticut 06115.

* Denotes election to Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-119414, filed on April 9, 2007.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of January 31, 2007, there were 30,703 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

     Section33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

       1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

       2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

     In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

     Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation.

     Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     Hart Life Insurance Company - Separate Account One

     Hart Life Insurance Company - Separate Account Two

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account Two

       (b) Directors and Officers of HSD

                                                           POSITIONS AND OFFICES
             NAME                                             WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Tamara L. Fagely                Chief Financial Officer
Stephen T. Joyce                Senior Vice President
Thomas M. Marra                 Director
Martin A. Swanson               Vice President
John C. Walters                 Chief Executive Officer, Director
William Wilcox                  Chief Legal Officer, Chief Compliance Officer and Secretary

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, Connecticut 06115.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All the accounts, books, records or other documents required to be kept by
     Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 9th day of April, 2007.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT THREE
(Registrant)

By:    Thomas M. Marra                      *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       Thomas M. Marra,                            Richard J. Wirth
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board*

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    Thomas M. Marra
       -----------------------------------
       Thomas M. Marra,
       President, Chief Executive Officer
       and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

                              *By: /s/ Richard J. Wirth
                                   ---------------------------------------------
Glenn D. Lammey, Chief             Richard J. Wirth
 Financial Officer,                Attorney-in-Fact
 Executive Vice President,
 Director*                         Date: April 9, 2007

333-34998

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Richard J. Wirth, Senior Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.